UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs GQG Partners International Opportunities Fund Goldman Sachs Multi-Strategy Alternatives Fund, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund, Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Real Assets Strategy Fund, Multi-Manager International Equity Fund, Multi-Manager High Yield Bond Fund and Multi-Manager U.S. Small Cap Equity Fund is filed herewith.

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Manager High Yield Bond Fund

MMHGX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager High Yield Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Oil Field Services	7.6%
Diversified Financial Services	6.1%
Media	5.0%
Commercial Services	4.7%
Retailing	4.6%
Telecommunication Services	4.1%
Healthcare Providers & Services	4.1%
Electrical	3.5%
Pipelines	3.1%
OtherFootnote Reference*	56.4%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Bank Loans and U.S. Treasury Obligations.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,867,652,359
# of Portfolio Holdings as of Period End	1,123
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$2,609,067

Goldman Sachs Multi-Manager High Yield Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager High Yield Bond Fund

38147N137-SAR-0426

Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs GQG Partners International Opportunities Fund

GSIHX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Goldman Sachs GQG Partners International Opportunities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs GQG Partners International Opportunities Fund

38147N327-SAR-0426

Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs GQG Partners International Opportunities Fund

GSILX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$98	1.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Goldman Sachs GQG Partners International Opportunities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs GQG Partners International Opportunities Fund

38147N319-SAR-0426

Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs GQG Partners International Opportunities Fund

GGIPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Goldman Sachs GQG Partners International Opportunities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs GQG Partners International Opportunities Fund

38147N228-SAR-0426

Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs GQG Partners International Opportunities Fund

GSIQX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Goldman Sachs GQG Partners International Opportunities Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs GQG Partners International Opportunities Fund

38147N277-SAR-0426

Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs GQG Partners International Opportunities Fund

GSIYX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Goldman Sachs GQG Partners International Opportunities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs GQG Partners International Opportunities Fund

38147N269-SAR-0426

Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs GQG Partners International Opportunities Fund

GSIMX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Goldman Sachs GQG Partners International Opportunities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs GQG Partners International Opportunities Fund

38147N293-SAR-0426

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs GQG Partners International Opportunities Fund

GSINX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Goldman Sachs GQG Partners International Opportunities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs GQG Partners International Opportunities Fund

38147N285-SAR-0426

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Manager Global Equity Fund

GSEQX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Global Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Exchange Traded Funds	42.8%
Information Technology	11.9%
Financials	10.2%
Industrials	9.4%
Health Care	5.0%
Consumer Discretionary	4.5%
Communication Services	2.8%
Consumer Staples	2.7%
Materials	2.4%
Other	11.0%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,811,855,571
# of Portfolio Holdings as of Period End	853
Portfolio Turnover Rate for the Period	42%
Total Net Advisory Fees Paid for the Period	$2,321,502

Goldman Sachs Multi-Manager Global Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager Global Equity Fund

38147N707-SAR-0426

Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Manager Real Assets Strategy Fund

GRASX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Real Estate	53.0%
Utilities	20.0%
Energy	15.3%
Industrials	6.7%
Communication Services	0.9%
Health Care	0.6%
Information Technology	0.5%
Consumer Discretionary	0.1%
Other	2.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,445,025,532
# of Portfolio Holdings as of Period End	230
Portfolio Turnover Rate for the Period	45%
Total Net Advisory Fees Paid for the Period	$3,109,707

Goldman Sachs Multi-Manager Real Assets Strategy Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager Real Assets Strategy Fund

38147N806-SAR-0426

Class R6

Semi-Annual Shareholder Report

April 30, 2026

Multi-Manager U.S. Small Cap Equity Fund

MMSMX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Multi-Manager U.S. Small Cap Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Industrials	22.6%
Financials	17.4%
Information Technology	16.4%
Health Care	14.8%
Consumer Discretionary	7.8%
Energy	5.5%
Materials	4.4%
Real Estate	3.2%
Consumer Staples	2.5%
Other	5.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$350,079,659
# of Portfolio Holdings as of Period End	566
Portfolio Turnover Rate for the Period	62%
Total Net Advisory Fees Paid for the Period	$1,431,513

Multi-Manager U.S. Small Cap Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Multi-Manager U.S. Small Cap Equity Fund

38147N863-SAR-0426

Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Strategy Alternatives Fund

GMAMX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Goldman Sachs Multi-Strategy Alternatives Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N103-SAR-0426

Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Strategy Alternatives Fund

GMCMX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Goldman Sachs Multi-Strategy Alternatives Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N202-SAR-0426

Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Strategy Alternatives Fund

GMMPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Goldman Sachs Multi-Strategy Alternatives Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N210-SAR-0426

Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Strategy Alternatives Fund

GMMFX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Goldman Sachs Multi-Strategy Alternatives Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N236-SAR-0426

Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Strategy Alternatives Fund

GSMMX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Goldman Sachs Multi-Strategy Alternatives Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N301-SAR-0426

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Strategy Alternatives Fund

GIMMX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Goldman Sachs Multi-Strategy Alternatives Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N400-SAR-0426

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

GNCFX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Non-Core Fixed Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Commercial Services	4.7%
Insurance	4.6%
Software	4.5%
U.S. Treasury Obligations	4.2%
Oil Field Services	4.1%
Media	3.8%
Diversified Financial Services	3.8%
Telecommunication Services	3.4%
Healthcare Providers & Services	3.2%
OtherFootnote Reference*	62.7%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Bank Loans and Sovereign Debt Obligations.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,010,563,016
# of Portfolio Holdings as of Period End	1,291
Portfolio Turnover Rate for the Period	45%
Total Net Advisory Fees Paid for the Period	$3,290,616

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

38147N608-SAR-0426

Class R6

Semi-Annual Shareholder Report

April 30, 2026

Multi-Manager International Equity Fund

MMITX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Multi-Manager International Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	21.7%
Industrials	21.0%
Information Technology	13.8%
Health Care	10.2%
Consumer Discretionary	8.2%
Consumer Staples	7.4%
Communication Services	4.0%
Materials	3.8%
Energy	2.6%
Other	6.7%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,857,199,316
# of Portfolio Holdings as of Period End	158
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$3,471,250

Multi-Manager International Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Multi-Manager International Equity Fund

38147N889-SAR-0426

Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2026 Active Equity Multi-Manager Funds Multi-Manager International Equity Fund Multi-Manager U.S. Small Cap Equity Fund

Active Equity Multi-Manager Funds

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%

Australia – 0.4%
73,119	Rio Tinto PLC (Metals & Mining)	$7,365,752

Belgium – 0.7%
101,249	Anheuser-Busch InBev SA (Beverages)	7,650,534
83,023	Syensqo SA (Chemicals)	5,507,678

		13,158,212

Brazil* – 0.5%
581,064	NU Holdings Ltd. Class A (Banks)	8,413,807

Canada – 2.9%
18,354	Canadian National Railway Co. (Ground Transportation)	2,058,034
190,187	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	9,078,459
216,655	Canadian Pacific Kansas City Ltd. (Ground Transportation)	18,841,361
22,651	Intact Financial Corp. (Insurance)	4,364,613
55,896	Shopify, Inc. Class A* (IT Services)	6,770,682
56,597	TC Energy Corp. (Oil, Gas & Consumable Fuels)	3,794,939
90,563	Toronto-Dominion Bank (Banks)	9,756,016

		54,664,104

China – 1.9%
261,100	NetEase, Inc. (Entertainment)	6,112,136
479,336	Tencent Holdings Ltd. (Interactive Media & Services)	29,111,147

		35,223,283

Denmark – 1.3%
66,920	Carlsberg AS Class B (Beverages)	9,061,892
369,734	Novo Nordisk AS Class B (Pharmaceuticals)	15,726,980

		24,788,872

Finland – 0.5%
149,078	Kone OYJ Class B (Machinery)	9,483,122

France – 12.9%
96,220	Air Liquide SA (Chemicals)	20,700,786
821,947	Alstom SA* (Machinery)	16,516,438
301,610	BNP Paribas SA (Banks)	31,675,518
140,354	Capgemini SE (IT Services)	17,069,336
272,902	Cie de Saint-Gobain SA (Building Products)	25,003,221
130,356	Cie Generale des Etablissements Michelin SCA (Automobile Components)	4,722,278
155,918	Edenred SE (Financial Services)	3,904,818
432,445	Engie SA (Multi-Utilities)	14,254,482
98,396	Kering SA (Textiles, Apparel & Luxury Goods)	27,070,049
47,916	Legrand SA (Electrical Equipment)	8,584,795

Shares	Description	Value

Common Stocks (continued)

France (continued)
31,128	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	$16,628,863
78,487	Pernod Ricard SA (Beverages)	5,834,870
36,851	Safran SA (Aerospace & Defense)	11,833,318
222,335	Societe Generale SA (Banks)	17,897,970
187,264	TotalEnergies SE (Oil, Gas & Consumable Fuels)	17,410,596
3,028,368	Worldline SA*(a) (Financial Services)	893,338

		240,000,676

Germany – 9.7%
79,210	Beiersdorf AG (Personal Products)	6,566,481
92,516	Daimler Truck Holding AG (Machinery)	4,666,312
313,156	Deutsche Bank AG (Capital Markets)	9,729,453
78,199	Deutsche Boerse AG (Capital Markets)	23,991,274
619,430	Deutsche Lufthansa AG (Passenger Airlines)	5,307,549
342,212	Deutsche Telekom AG (Diversified Telecommunication Services)	11,053,665
79,586	E.ON SE (Multi-Utilities)	1,764,441
233,204	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	15,684,192
250,541	Lanxess AG (Chemicals)	5,339,110
74,232	Merck KGaA (Pharmaceuticals)	9,612,083
10,830	MTU Aero Engines AG (Aerospace & Defense)	3,714,217
953	Rheinmetall AG (Aerospace & Defense)	1,519,854
173,032	SAP SE (Software)	29,050,872
21,676	Siemens AG (Industrial Conglomerates)	6,441,263
210,957	Siemens Energy AG (Electrical Equipment)	44,706,380

		179,147,146

Greece – 0.2%
753,671	Eurobank SA Class A (Banks)	3,279,262
19,292	National Bank of Greece SA (Banks)	305,743

		3,585,005

Hong Kong – 1.4%
1,113,600	AIA Group Ltd. (Insurance)	12,225,951
883,114	Prudential PLC (Insurance)	13,308,120

		25,534,071

India – 0.5%
280,816	HDFC Bank Ltd. (Banks)	2,296,814

The accompanying notes are an integral part of these financial statements.	1

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

India (continued)
280,936	ICICI Bank Ltd. ADR (Banks)	$7,470,088

		9,766,902

Indonesia – 0.1%
4,625,100	Bank Mandiri Persero Tbk. PT (Banks)	1,176,863

Ireland – 0.9%
1,052,946	AIB Group PLC (Banks)	12,136,831
219,873	Bank of Ireland Group PLC (Banks)	4,330,923

		16,467,754

Israel* – 0.9%
55,872	Check Point Software Technologies Ltd. (Software)	6,283,924
295,940	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals)	10,378,616

		16,662,540

Italy – 3.4%
332,144	Banca Monte dei Paschi di Siena SpA (Banks)	3,540,559
462,760	Enel SpA (Electric Utilities)	5,403,039
405,790	Eni SpA (Oil, Gas & Consumable Fuels)	11,474,282
76,452	Generali (Insurance)	3,425,965
2,151,790	Intesa Sanpaolo SpA (Banks)	14,619,753
184,367	Ryanair Holdings PLC ADR (Passenger Airlines)	10,075,657
163,913	UniCredit SpA (Banks)	12,667,584
146,288	Wizz Air Holdings PLC*(a) (Passenger Airlines)	1,780,563

		62,987,402

Japan – 12.6%
66,500	Daikin Industries Ltd. (Building Products)	9,396,130
550,600	Denso Corp. (Automobile Components)	6,578,598
237,000	FANUC Corp. (Machinery)	10,469,017
281,100	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	5,173,259
581,800	Hitachi Ltd. (Industrial Conglomerates)	18,500,278
13,600	Hoya Corp. (Health Care Equipment & Supplies)	2,539,715
449,300	KDDI Corp. (Wireless Telecommunication Services)	7,352,582
57,600	Kose Holdings Corp. (Personal Products)	2,054,710
2,130,800	LY Corp. (Interactive Media & Services)	5,604,487
437,000	Mitsubishi Electric Corp. (Electrical Equipment)	17,537,236

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
228,601	Mitsubishi Heavy Industries Ltd. (Machinery)	$6,822,797
138,373	Nintendo Co. Ltd. (Entertainment)	6,769,053
291,800	Olympus Corp. (Health Care Equipment & Supplies)	2,870,003
1,305,600	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	26,402,684
706,900	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	8,448,212
280,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	12,914,830
38,100	SMC Corp. (Machinery)	18,735,351
573,800	Sompo Holdings, Inc. (Insurance)	21,354,198
479,100	Sony Group Corp. (Household Durables)	9,598,926
513,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	18,145,321
562,900	Suzuki Motor Corp. (Automobiles)	6,295,153
480,000	Terumo Corp. (Health Care Equipment & Supplies)	6,107,525
546,600	ZOZO, Inc. (Specialty Retail)	3,679,962

		233,350,027

Luxembourg – 0.1%
44,762	ArcelorMittal SA (Metals & Mining)	2,598,666

Netherlands – 4.1%
6,150	Adyen NV*(a) (Financial Services)	6,940,000
8,750	ASM International NV (Semiconductors & Semiconductor Equipment)	8,559,911
12,142	ASML Holding NV (Semiconductors & Semiconductor Equipment)	17,472,217
131,633	Heineken NV (Beverages)	10,247,597
733,777	ING Groep NV (Banks)	21,236,516
466,848	Koninklijke Philips NV (Health Care Equipment & Supplies)	12,314,408

		76,770,649

Portugal – 0.1%
107,636	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	2,517,600

Singapore – 1.8%
199,780	DBS Group Holdings Ltd. (Banks)	9,211,989
213,082	Sea Ltd. ADR* (Broadline Retail)	18,086,400
209,900	United Overseas Bank Ltd. (Banks)	5,977,755

		33,276,144

South Korea – 1.8%
14,008	KT&G Corp. (Tobacco)	1,683,944

2	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

South Korea (continued)
45,991	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	$6,925,674
2,745	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	10,371,256
5,110	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,588,262
13,611	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	12,137,854

		32,706,990

Spain – 0.5%
151,632	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	8,749,514

Sweden – 0.7%
745,299	Electrolux AB Class B* (Household Durables)	4,166,848
875,522	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	9,565,025

		13,731,873

Switzerland – 2.7%
76,698	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	14,719,671
20,422	Sonova Holding AG (Health Care Equipment & Supplies)	4,476,668
491,882	UBS Group AG (Capital Markets)	21,766,662
13,637	Zurich Insurance Group AG (Insurance)	9,507,989

		50,470,990

Taiwan – 3.5%
923,120	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	64,084,697

United Kingdom – 16.6%
244,854	3i Group PLC (Capital Markets)	8,515,465
142,108	AstraZeneca PLC (Pharmaceuticals)	26,961,044
3,210,785	Barclays PLC (Banks)	18,872,708
92,464	Berkeley Group Holdings PLC*
	(Household Durables)	4,025,830
437,177	British American Tobacco PLC (Tobacco)	25,747,452
436,410	Compass Group PLC (Hotels, Restaurants & Leisure)	12,331,640
620,572	Diageo PLC (Beverages)	12,547,578
405,552	GSK PLC (Pharmaceuticals)	10,632,547
5,139,084	Lloyds Banking Group PLC (Banks)	6,985,566

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
47,200	London Stock Exchange Group PLC (Capital Markets)	$6,124,515
896,132	Melrose Industries PLC (Aerospace & Defense)	5,880,660
804,893	National Grid PLC (Multi-Utilities)	14,408,048
2,864,043	NatWest Group PLC (Banks)	22,843,238
232,382	Reckitt Benckiser Group PLC (Household Products)	14,786,133
672,685	RELX PLC (Professional Services)	24,570,283
3,303,487	Rolls-Royce Holdings PLC (Aerospace & Defense)	53,158,248
625,721	Segro PLC (Industrial REITs)	5,926,818
424,073	Smith & Nephew PLC (Health Care Equipment & Supplies)	6,562,026
151,388	Smiths Group PLC (Industrial Conglomerates)	5,226,766
95,001	SSE PLC (Electric Utilities)	3,401,450
258,349	Standard Chartered PLC (Banks)	6,578,812
1,307,043	Tesco PLC (Consumer Staples Distribution & Retail)	8,573,541
553,501	WH Smith PLC (Specialty Retail)	3,888,240

		308,548,608

United States – 12.4%
16,701	Aon PLC Class A (Insurance)	5,204,867
107,916	Arch Capital Group Ltd.* (Insurance)	10,193,745
565,667	BP PLC (Oil, Gas & Consumable Fuels)	4,477,724
429,542	Carnival Corp. (Hotels, Restaurants & Leisure)	11,387,159
348,272	Experian PLC (Professional Services)	12,742,932
37,685	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	10,088,651
16,514	Linde PLC (Chemicals)	8,275,826
97,232	Medtronic PLC (Health Care Equipment & Supplies)	7,872,875
73,590	Nestle SA (Food Products)	7,450,225
190,778	Novartis AG (Pharmaceuticals)	28,195,018
97,632	Philip Morris International, Inc. (Tobacco)	16,116,114
98,437	Qiagen NV (Life Sciences Tools & Services)	3,357,838
82,104	Roche Holding AG (Pharmaceuticals)	33,457,367
99,592	Sanofi SA (Pharmaceuticals)	9,319,466
63,778	Schneider Electric SE (Electrical Equipment)	20,294,717
30,838	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	20,773,710
194,723	Smurfit Westrock PLC (Containers & Packaging)	7,475,416

The accompanying notes are an integral part of these financial statements.	3

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United States (continued)
19,904	Spotify Technology SA* (Entertainment)	$8,888,131
33,800	Waste Connections, Inc. (Commercial Services & Supplies)	5,567,536

		231,139,317

TOTAL COMMON STOCKS (Cost $1,281,434,786)		$1,766,370,586

Shares	Dividend Rate	Value

Investment Company(b) – 4.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
79,797,100	3.537%	$79,797,100
(Cost $79,797,100)

TOTAL INVESTMENTS – 99.4% (Cost $1,361,231,886)		$1,846,167,686

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		11,031,630

NET ASSETS – 100.0%		$1,857,199,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2026

Sector	% of Total Market Value

Financials	21.8%

Industrials	21.1

Information Technology	13.9

Health Care	10.3

Consumer Discretionary	8.2

Consumer Staples	7.4

Investment Company	4.3

Communication Services	4.1

Materials	3.8

Energy	2.7

Utilities	2.1

Real Estate	0.3

100.0%

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

State Street Bank and Trust	EUR 466,754	USD 547,324	05/05/26	$610

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%

Aerospace & Defense – 2.3%
1,267	AAR Corp.*	$139,839
1,332	AeroVironment, Inc.*	259,767
2,188	Aevex Corp. Class A*	66,187
225	BWX Technologies, Inc.	48,688
522	Curtiss-Wright Corp.	375,944
2,650	Ducommun, Inc.*	376,114
14,755	FTAI Aviation Ltd.	3,683,881
17,224	Karman Holdings, Inc.*	1,170,887
6,701	Kratos Defense & Security Solutions, Inc.*	422,498
12,371	Loar Holdings, Inc.*	694,261
16,173	StandardAero, Inc.*	402,061
6,653	Voyager Technologies, Inc. Class A*	175,706
283	Woodward, Inc.	102,726

		7,918,559

Air Freight & Logistics – 0.8%
6,950	GXO Logistics, Inc.*	397,053
57,048	Hub Group, Inc. Class A	2,500,414

		2,897,467

Automobile Components – 1.0%
9,088	Dorman Products, Inc.*	1,022,491
65,759	Goodyear Tire & Rubber Co.*	465,574
2,728	Lear Corp.	346,811
23,525	Mobileye Global, Inc. Class A*	204,432
956	Patrick Industries, Inc.	88,908
5,375	Phinia, Inc.	387,806
8,692	Visteon Corp.	970,983

		3,487,005

Banks – 9.0%
21,593	Amerant Bancorp, Inc.	495,991
14,705	Ameris Bancorp	1,253,601
4,861	Axos Financial, Inc.*	468,795
14,055	Banner Corp.	940,420
5,674	Bar Harbor Bankshares	194,335
122,178	Blue Ridge Bankshares, Inc.	419,071
14,990	Byline Bancorp, Inc.	481,928
33,304	California BanCorp	622,452
9,050	Capital City Bank Group, Inc.	417,839
14,315	Columbia Banking System, Inc.	423,724
8,591	ConnectOne Bancorp, Inc.	251,029
16,791	CVB Financial Corp.	342,033
9,545	East West Bancorp, Inc.	1,207,156
61,331	Eastern Bankshares, Inc.	1,240,726
17,518	Enterprise Financial Services Corp.	1,012,891
9,344	FB Financial Corp.	505,230
7,317	First Bancorp/Southern Pines NC	422,484
20,901	First Interstate BancSystem, Inc. Class A	741,776
7,211	First Mid Bancshares, Inc.	303,511
10,900	First Western Financial, Inc.*	308,579
11,565	Glacier Bancorp, Inc.	567,263
8,898	Hancock Whitney Corp.	600,704

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
30,258	Heritage Financial Corp.	$832,700
15,753	Home BancShares, Inc.	423,283
21,688	Huntington Bancshares, Inc.	363,491
7,526	Mercantile Bank Corp.	386,159
4,018	Nicolet Bankshares, Inc.	588,557
4,641	Northeast Bank	577,108
32,850	Old National Bancorp	787,414
22,659	Old Second Bancorp, Inc.	467,002
7,013	Pinnacle Financial Partners, Inc.	693,866
4,814	Preferred Bank	456,030
10,544	Prosperity Bancshares, Inc.	734,390
2,623	Red River Bancshares, Inc.	237,985
48,258	Renasant Corp.	1,925,012
18,542	Seacoast Banking Corp. of Florida	583,517
6,700	ServisFirst Bancshares, Inc.	533,454
13,708	Shore Bancshares, Inc.	264,564
26,130	Simmons First National Corp. Class A	555,524
6,302	SmartFinancial, Inc.	264,306
6,850	Southstate Bank Corp.	669,039
7,300	Stock Yards Bancorp, Inc.	528,009
23,970	Towne Bank	852,373
12,126	Trustmark Corp.	538,031
5,950	UMB Financial Corp.	750,711
19,175	United Bankshares, Inc.	840,057
8,741	United Community Banks, Inc.	291,338
10,800	USCB Financial Holdings, Inc.	196,992
38,288	Valley National Bancorp	519,568
15,218	Wintrust Financial Corp.	2,291,374

		31,373,392

Beverages* – 0.7%
26,840	Celsius Holdings, Inc.	901,019
25,170	Vita Coco Co., Inc.	1,660,968

		2,561,987

Biotechnology* – 7.5%
9,985	Abivax SA ADR	1,172,039
9,445	Alkermes PLC	318,391
24,171	Annexon, Inc.	141,884
3,491	Apogee Therapeutics, Inc.	289,369
8,903	Arcus Biosciences, Inc.	227,026
17,320	Ascendis Pharma AS	3,972,862
12,629	Blueprint Medicines Corp.(a)	5,809
8,785	Bridgebio Pharma, Inc.	624,701
1,466	Bright Minds Biosciences, Inc.	128,935
18,948	Catalyst Pharmaceuticals, Inc.	533,007
7,886	Celcuity, Inc.	956,966
10,510	Celldex Therapeutics, Inc.	345,569
5,000	CG Oncology, Inc.	333,700
10,172	Cogent Biosciences, Inc.	364,056
9,125	Corvus Pharmaceuticals, Inc.	138,609
11,233	Cytokinetics, Inc.	718,575
23,675	CytomX Therapeutics, Inc.	99,908
2,985	Dianthus Therapeutics, Inc.	262,083
2,957	Disc Medicine, Inc.	195,014

The accompanying notes are an integral part of these financial statements.	5

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology* – (continued)
7,253	Halozyme Therapeutics, Inc.	$461,726
10,622	Immix Biopharma, Inc.	94,854
3,458	Immunocore Holdings PLC ADR	96,513
8,104	Immunome, Inc.	185,906
9,388	Janux Therapeutics, Inc.	134,906
2,000	Kailera Therapeutics, Inc.	50,000
3,916	Kodiak Sciences, Inc.	170,268
3,765	Kymera Therapeutics, Inc.	305,229
35,772	Legend Biotech Corp. ADR	841,357
2,502	Madrigal Pharmaceuticals, Inc.	1,294,510
35,646	MannKind Corp.	100,878
5,044	Mineralys Therapeutics, Inc.	134,423
2,948	Mirum Pharmaceuticals, Inc.	286,870
1,865	Monopar Therapeutics, Inc.	97,260
16,480	Newamsterdam Pharma Co. NV	470,669
10,839	Nuvalent, Inc. Class A	1,086,935
4,119	Olema Pharmaceuticals, Inc.	59,355
3,840	Oruka Therapeutics, Inc.	262,694
32,796	Palisade Bio, Inc.	65,592
669	Praxis Precision Medicines, Inc.	213,297
4,459	Protagonist Therapeutics, Inc.	441,307
5,345	PTC Therapeutics, Inc.	347,746
32,730	Relay Therapeutics, Inc.	424,181
4,742	Revolution Medicines, Inc.	683,417
18,537	Rhythm Pharmaceuticals, Inc.	1,508,170
24,482	Savara, Inc.	128,286
7,915	Scholar Rock Holding Corp.	368,918
5,656	Shattuck Labs, Inc.	40,440
8,343	Spyre Therapeutics, Inc.	621,136
6,363	Stoke Therapeutics, Inc.	208,197
6,244	Travere Therapeutics, Inc.	262,997
7,295	Twist Bioscience Corp.	426,393
2,866	Ultragenyx Pharmaceutical, Inc.	70,761
40,544	Vaxcyte, Inc.	2,320,739
9,233	Viridian Therapeutics, Inc.	124,461
18,129	Xenon Pharmaceuticals, Inc.	1,015,949
4,324	Zenas Biopharma, Inc.	83,540

		26,318,383

Broadline Retail* – 0.2%
9,536	Global-e Online Ltd.	299,144
1,522	Ollie’s Bargain Outlet Holdings, Inc.	131,668
18,789	Pattern Group, Inc. Class A	253,088

		683,900

Building Products – 2.3%
23,644	AAON, Inc.	2,206,222
9,713	AZZ, Inc.	1,389,348
7,453	Gibraltar Industries, Inc.*	290,891
81,712	Hayward Holdings, Inc.*	1,226,497
1,964	Modine Manufacturing Co.*	500,093
5,447	Simpson Manufacturing Co., Inc.	1,038,906
28,680	Trex Co., Inc.*	1,124,256

Shares	Description	Value

Common Stocks – (continued)

Building Products – (continued)
4,365	Zurn Elkay Water Solutions Corp.	$226,805

		8,003,018

Capital Markets – 3.2%
48,168	BGC Group, Inc. Class A	540,927
4,200	Cohen & Steers, Inc.	295,218
1,467	DigitalBridge Group, Inc.	22,827
8,650	Federated Hermes, Inc.	502,479
7,510	Hamilton Lane, Inc. Class A	690,845
8,833	Houlihan Lokey, Inc.	1,366,907
13,500	Lazard, Inc.	654,750
19,218	Miami International Holdings, Inc.*	893,445
20,503	Perella Weinberg Partners	466,238
3,752	Piper Sandler Cos.	327,174
45,349	StepStone Group, Inc. Class A	2,398,962
6,450	Stifel Financial Corp.	508,324
11,005	StoneX Group, Inc.*	1,166,860
38,891	Wealthfront Corp.*	409,522
52,692	WisdomTree, Inc.	895,764

		11,140,242

Chemicals – 2.1%
40,330	Avient Corp.	1,495,436
7,503	Cabot Corp.	577,431
2,617	Eastman Chemical Co.	191,277
25,810	Element Solutions, Inc.	1,099,248
22,482	HB Fuller Co.	1,360,611
7,780	Ingevity Corp.*	592,758
6,625	Innospec, Inc.	505,222
391	NewMarket Corp.	264,167
5,682	Quaker Chemical Corp.	772,127
4,475	Sensient Technologies Corp.	508,539

		7,366,816

Commercial Services & Supplies – 1.6%
7,792	ABM Industries, Inc.	317,914
5,366	ACV Auctions, Inc. Class A*	27,850
6,094	Brink’s Co.	650,534
27,037	Casella Waste Systems, Inc. Class A*	2,142,682
9,047	HNI Corp.	330,577
6,621	MSA Safety, Inc.	1,101,668
12,457	OPENLANE, Inc.*	391,648
3,744	Waste Connections, Inc.	616,712

		5,579,585

Communications Equipment* – 0.9%
16,505	ADTRAN Holdings, Inc.	291,973
1,994	Applied Optoelectronics, Inc.	327,734
21,631	Calix, Inc.	942,246
16,655	Extreme Networks, Inc.	367,909
3,535	NetScout Systems, Inc.	119,130
3,125	Viasat, Inc.	205,969
19,302	Viavi Solutions, Inc.	1,011,425

		3,266,386

6	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – 3.8%
29,190	API Group Corp.*	$1,334,567
2,900	Cardinal Infrastructure Group, Inc. Class A*	153,787
4,660	Centuri Holdings, Inc.*	175,216
2,317	Comfort Systems USA, Inc.	4,263,859
4,730	Everus Construction Group, Inc.*	697,344
4,136	Granite Construction, Inc.	566,921
29,709	Legence Corp. Class A*	2,583,495
1,344	MYR Group, Inc.*	544,065
11,547	Primoris Services Corp.	2,091,739
796	Valmont Industries, Inc.	404,400
17,250	WillScot Holdings Corp.	390,540

		13,205,933

Construction Materials – 0.7%
3,191	Eagle Materials, Inc.	670,461
57,656	James Hardie Industries PLC*	1,210,200
1,129	Knife River Corp.*	104,489
28,825	Titan America SA*	475,324

		2,460,474

Consumer Finance – 1.5%
533	Credit Acceptance Corp.*	269,117
1,678	Dave, Inc.*	456,399
15,702	FirstCash Holdings, Inc.	3,426,490
46,964	LendingClub Corp.*	801,676
18,136	SLM Corp.	418,579

		5,372,261

Consumer Staples Distribution & Retail – 1.3%
5,150	Andersons, Inc.	404,481
277	Casey’s General Stores, Inc.	227,736
26,080	Chefs’ Warehouse, Inc.*	2,023,808
5,651	PriceSmart, Inc.	886,755
4,050	Sprouts Farmers Market, Inc.*	331,492
11,706	United Natural Foods, Inc.*	585,534
9,000	Yesway, Inc. Class A*	231,480

		4,691,286

Containers & Packaging – 0.1%
14,252	Graphic Packaging Holding Co.	135,822
5,750	Silgan Holdings, Inc.	233,162

		368,984

Diversified Consumer Services – 1.4%
4,041	Bright Horizons Family Solutions, Inc.*	327,765
5,851	Covista, Inc.*	674,152
7,347	Frontdoor, Inc.*	504,225
298	Graham Holdings Co. Class B	334,508
4,498	Grand Canyon Education, Inc.*	760,477
18,730	Laureate Education, Inc.*	563,679
4,821	Mister Car Wash, Inc.*	34,133
45,388	OneSpaWorld Holdings Ltd.	1,119,268

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
5,175	Stride, Inc.*	$502,803

		4,821,010

Diversified REITs – 0.3%
31,727	Essential Properties Realty Trust, Inc.	997,180

Electric Utilities – 0.4%
9,500	IDACORP, Inc.	1,403,530

Electrical Equipment – 4.1%
46,524	Array Technologies, Inc.*	360,096
22,585	Bloom Energy Corp. Class A*	6,399,686
3,701	EnerSys	789,275
672	Generac Holdings, Inc.*	174,202
9,973	LSI Industries, Inc.	242,444
29,685	Nextpower, Inc. Class A*	3,536,374
4,132	Regal Rexnord Corp.	888,504
39,603	Sensata Technologies Holding PLC	1,649,069
5,369	X-Energy, Inc.*	170,358

		14,210,008

Electronic Equipment, Instruments & Components – 4.6%
3,179	Advanced Energy Industries, Inc.	1,220,450
2,538	Aeva Technologies, Inc.*	40,583
2,773	Arrow Electronics, Inc.*	520,853
7,509	Avnet, Inc.	619,568
7,651	Belden, Inc.	860,584
7,020	Benchmark Electronics, Inc.	575,991
7,625	Crane NXT Co.	340,685
4,675	Fabrinet*	3,195,222
35,137	Ingram Micro Holding Corp.	1,081,165
7,111	Itron, Inc.*	595,902
1,150	Littelfuse, Inc.	464,796
5,671	Mirion Technologies, Inc.*	112,002
5,694	Novanta, Inc.*	737,544
1,495	OSI Systems, Inc.*	428,945
10,043	Plexus Corp.*	2,516,575
7,325	Ralliant Corp.	332,848
1,817	Sanmina Corp.*	395,779
5,874	TTM Technologies, Inc.*	929,384
14,100	Vishay Intertechnology, Inc.	408,477
23,793	Vontier Corp.	853,693

		16,231,046

Energy Equipment & Services – 2.7%
24,105	Archrock, Inc.	934,069
2,185	Atlas Energy Solutions, Inc.	37,975
6,523	Bristow Group, Inc.	320,475
18,172	Cactus, Inc. Class A	1,012,544
40,792	Helix Energy Solutions Group, Inc.*	422,197
9,875	Helmerich & Payne, Inc.	398,752
17,553	Innovex International, Inc.*	487,447
3,522	Kodiak Gas Services, Inc.	238,792
7,960	Liberty Energy, Inc.	268,968
8,413	National Energy Services Reunited Corp.*	209,820

The accompanying notes are an integral part of these financial statements.	7

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
28,205	Oceaneering International, Inc.*	$1,058,816
5,356	Patterson-UTI Energy, Inc.	65,450
9,049	Seadrill Ltd.*	449,645
21,025	Select Water Solutions, Inc.	351,748
1,537	Solaris Energy Infrastructure, Inc.	113,492
13,170	TechnipFMC PLC	995,257
9,005	Tidewater, Inc.*	804,417
1,821	Valaris Ltd.*	185,706
11,168	Weatherford International PLC	1,232,389

		9,587,959

Entertainment – 1.0%
4,934	Atlanta Braves Holdings, Inc. Class C*	243,789
20,208	Cinemark Holdings, Inc.	596,540
47,983	IMAX Corp.*	1,824,314
11,214	Lionsgate Studios Corp.*	139,502
1,775	Madison Square Garden Sports Corp.*	607,866

		3,412,011

Financial Services – 1.8%
14,823	Essent Group Ltd.	897,088
3,412	Euronet Worldwide, Inc.*	246,961
7,848	EVERTEC, Inc.	231,751
3,167	Federal Agricultural Mortgage Corp. Class C	550,425
37,504	Flywire Corp.*	506,679
18,723	HA Sustainable Infrastructure Capital, Inc.	785,430
111,612	Marqeta, Inc. Class A*	484,396
15,937	NCR Atleos Corp.*	707,284
4,353	PennyMac Financial Services, Inc.	393,032
25,598	Remitly Global, Inc.*	560,340
5,028	Voya Financial, Inc.	412,095
2,987	WEX, Inc.*	449,036

		6,224,517

Food Products – 0.3%
39,175	Dole PLC	594,676
3,933	Freshpet, Inc.*	265,006
3,172	Mama’s Creations, Inc.*	45,011

		904,693

Gas Utilities – 0.3%
5,791	Chesapeake Utilities Corp.	730,361
2,738	Spire, Inc.	249,651

		980,012

Ground Transportation – 0.9%
1,834	Landstar System, Inc.	337,584
23,726	Lyft, Inc. Class A*	335,723
2,233	Saia, Inc.*	1,002,215
44,094	Werner Enterprises, Inc.	1,625,746

		3,301,268

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies* – 2.0%
5,248	AtriCure, Inc.	$147,521
8,153	Axogen, Inc.	352,210
40,997	Envista Holdings Corp.	1,063,462
10,142	Establishment Labs Holdings, Inc.	696,046
4,420	Glaukos Corp.	635,021
7,540	Haemonetics Corp.	453,079
1,582	Inspire Medical Systems, Inc.	88,814
13,064	Kestra Medical Technologies Ltd.	270,686
13,115	Lantheus Holdings, Inc.	1,109,791
4,968	LivaNova PLC	298,577
2,386	Masimo Corp.	425,734
8,933	MiniMed Group, Inc.	110,233
15,627	Omnicell, Inc.	647,270
11,440	OrthoPediatrics Corp.	172,286
7,867	Procept Biorobotics Corp.	189,123
12,734	SI-BONE, Inc.	157,774
7,744	Tandem Diabetes Care, Inc.	151,202

		6,968,829

Health Care Providers & Services – 3.3%
14,624	Acadia Healthcare Co., Inc.*	378,689
4,351	Addus HomeCare Corp.*	421,568
12,784	Alignment Healthcare, Inc.*	288,151
11,379	AMN Healthcare Services, Inc.*	232,928
38,504	Aveanna Healthcare Holdings, Inc.*	251,816
6,715	BrightSpring Health Services, Inc.*	322,119
53,122	Brookdale Senior Living, Inc.*	762,832
915	Chemed Corp.	388,857
3,506	Encompass Health Corp.	350,600
4,402	Ensign Group, Inc.	821,809
7,818	GeneDx Holdings Corp.*	491,674
21,007	Guardant Health, Inc.*	1,829,290
16,700	Guardian Pharmacy Services, Inc. Class A*	619,570
19,837	HealthEquity, Inc.*	1,627,229
7,398	Hinge Health, Inc. Class A*	329,951
12,469	Lumexa Imaging Holdings, Inc.*	119,328
27,621	Option Care Health, Inc.*	561,535
26,900	Pediatrix Medical Group, Inc.*	605,519
20,865	Privia Health Group, Inc.*	518,495
11,934	RadNet, Inc.*	674,868

		11,596,828

Health Care REITs – 0.6%
25,262	American Healthcare REIT, Inc.	1,282,804
20,562	CareTrust REIT, Inc.	811,171

		2,093,975

Health Care Technology* – 0.1%
7,400	HeartFlow, Inc.	220,224

Hotel & Resort REITs – 0.4%
30,800	Apple Hospitality REIT, Inc.	414,876
5,975	Ryman Hospitality Properties, Inc.	627,913

8	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Hotel & Resort REITs – (continued)
30,241	Xenia Hotels & Resorts, Inc.	$492,021

		1,534,810

Hotels, Restaurants & Leisure – 1.9%
6,200	Boyd Gaming Corp.	539,090
5,359	Brinker International, Inc.*	815,854
3,185	Churchill Downs, Inc.	321,653
34,135	Dutch Bros, Inc. Class A*	1,963,104
50,980	Life Time Group Holdings, Inc.*	1,366,774
1,700	Navan, Inc. Class A*	29,733
8,175	Pursuit Attractions & Hospitality, Inc.*	344,004
4,760	Wingstop, Inc.	780,925
5,102	Wyndham Hotels & Resorts, Inc.	415,201

		6,576,338

Household Durables – 0.8%
1,333	Cavco Industries, Inc.*	675,831
4,507	Century Communities, Inc.	252,482
4,609	Champion Homes, Inc.*	351,344
4,223	Green Brick Partners, Inc.*	284,799
10,141	Smith Douglas Homes Corp.*	143,799
6,427	Taylor Morrison Home Corp.*	390,376
1,978	TopBuild Corp.*	875,661

		2,974,292

Household Products* – 0.1%
8,300	Central Garden & Pet Co. Class A	278,548

Independent Power and Renewable Electricity Producers* – 0.1%
690	Talen Energy Corp.	256,970

Industrial REITs – 0.2%
1,662	EastGroup Properties, Inc.	334,394
5,813	First Industrial Realty Trust, Inc.	360,464

		694,858

Insurance – 1.8%
8,323	Assured Guaranty Ltd.	681,654
6,185	Axis Capital Holdings Ltd.	621,036
7,808	Baldwin Insurance Group, Inc.*	177,398
11,550	Bowhead Specialty Holdings, Inc.*	274,659
12,990	First American Financial Corp.	910,989
26,910	Hamilton Insurance Group Ltd. Class B	881,841
10,549	Palomar Holdings, Inc.*	1,269,888
2,250	Selective Insurance Group, Inc.	188,887
43,538	SiriusPoint Ltd.*	1,019,224
128	White Mountains Insurance Group Ltd.	285,695

		6,311,271

Interactive Media & Services* – 0.5%
44,396	Cargurus, Inc.	1,618,678

IT Services* – 0.5%
15,494	Applied Digital Corp.	530,669
8,470	DigitalOcean Holdings, Inc.	816,762

Shares	Description	Value

Common Stocks – (continued)

IT Services* – (continued)
2,347	EPAM Systems, Inc.	$267,042

		1,614,473

Leisure Products* – 0.5%
52,015	Callaway Golf Co.	795,829
81,040	Latham Group, Inc.	491,913
12,765	YETI Holdings, Inc.	503,707

		1,791,449

Life Sciences Tools & Services – 1.0%
59,634	Adaptive Biotechnologies Corp.*	840,839
1,626	Alamar Biosciences, Inc.*	40,715
9,924	Bio-Techne Corp.	548,996
10,103	Bruker Corp.	370,881
3,775	Charles River Laboratories International, Inc.*	630,312
16,900	Fortrea Holdings, Inc.*	194,350
2,029	ICON PLC*	240,092
10,600	Qiagen NV	366,548
6,400	Stevanato Group SpA	108,800
841	West Pharmaceutical Services, Inc.	250,273

		3,591,806

Machinery – 3.0%
2,800	Alamo Group, Inc.	485,632
19,098	Alliance Laundry Holdings, Inc.*	484,516
4,725	Donaldson Co., Inc.	416,603
5,895	Enerpac Tool Group Corp.	206,915
1,487	Enpro, Inc.	433,535
6,267	Esab Corp.	615,858
5,780	Franklin Electric Co., Inc.	579,098
16,100	Gates Industrial Corp. PLC*	412,321
5,375	Gorman-Rupp Co.	407,102
5,408	Helios Technologies, Inc.	369,907
1,116	IDEX Corp.	243,121
8,400	ITT, Inc.	1,800,456
4,100	JBT Marel Corp.	484,210
929	Kadant, Inc.	272,318
2,269	Lindsay Corp.	254,060
1,350	Mueller Industries, Inc.	182,831
2,546	Mueller Water Products, Inc. Class A	71,008
5,061	SPX Technologies, Inc.*	1,107,904
9,592	Terex Corp.	596,622
6,450	Timken Co.	715,240
1,050	Watts Water Technologies, Inc. Class A	315,168

		10,454,425

Marine Transportation – 0.3%
1,972	Kirby Corp.*	296,865
3,532	Matson, Inc.	616,087

		912,952

Media* – 0.9%
8,410	EchoStar Corp. Class A	1,035,607

The accompanying notes are an integral part of these financial statements.	9

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Media* – (continued)
104,245	Magnite, Inc.	$1,335,900
37,619	MNTN, Inc. Class A	354,747
60,692	Stagwell, Inc.	380,539

		3,106,793

Metals & Mining – 1.4%
3,533	Century Aluminum Co.*	210,002
55,382	Coeur Mining, Inc.*	995,215
20,067	Commercial Metals Co.	1,383,820
27,035	Hecla Mining Co.	487,171
37,554	Ivanhoe Electric, Inc.*	481,818
13,181	Novagold Resources, Inc.*	106,239
6,239	OR Royalties, Inc.	230,281
5,459	Perpetua Resources Corp.*	150,723
5,989	SSR Mining, Inc.*	172,543
40,959	Taseko Mines Ltd.*	293,266
4,712	Warrior Met Coal, Inc.	423,373

		4,934,451

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
23,543	PennyMac Mortgage Investment Trust	286,754
42,757	Redwood Trust, Inc.	237,729

		524,483

Multi-Utilities – 0.1%
4,652	Unitil Corp.	244,044

Office REITs – 0.1%
12,619	Cousins Properties, Inc.	323,172
4,792	SL Green Realty Corp.	203,229

		526,401

Oil, Gas & Consumable Fuels – 2.8%
10,800	California Resources Corp.	737,208
16,133	Calumet, Inc.*	527,872
6,644	Chord Energy Corp.	967,366
4,455	CNX Resources Corp.*	173,344
1,991	Core Natural Resources, Inc.	178,672
2,036	CVR Energy, Inc.*	67,473
6,732	Excelerate Energy, Inc. Class A	234,947
3,025	Gulfport Energy Corp.*	582,434
3,567	Kinetik Holdings, Inc.	180,276
67,763	Kosmos Energy Ltd.*	208,710
20,225	Magnolia Oil & Gas Corp. Class A	611,604
25,780	Matador Resources Co.	1,635,483
32,340	Permian Resources Corp. Class A	699,191
10,703	Range Resources Corp.	465,581
13,413	SM Energy Co.	416,205
14,444	South Bow Corp.	494,563
79,687	Uranium Energy Corp.*	1,186,539
8,669	Viper Energy, Inc. Class A	428,075

		9,795,543

Paper & Forest Products – 0.1%
4,925	Louisiana-Pacific Corp.	355,536

Shares	Description	Value

Common Stocks – (continued)

Personal Products – 0.1%
2,694	BellRing Brands, Inc.*	$47,953
571	elf Beauty, Inc.*	36,527
2,250	Interparfums, Inc.	205,245
2,562	Oddity Tech Ltd. Class A*	36,688

		326,413

Pharmaceuticals* – 0.8%
3,137	Axsome Therapeutics, Inc.	651,712
7,479	Crinetics Pharmaceuticals, Inc.	290,036
10,579	Definium Therapeutics, Inc.	231,469
2,150	Ligand Pharmaceuticals, Inc.	493,317
5,828	MBX Biosciences, Inc.	176,122
6,801	Pharvaris NV	210,899
6,530	Structure Therapeutics, Inc. ADR	270,668
17,933	Trevi Therapeutics, Inc.	246,758
2,116	VeraDermics, Inc.	209,484
21,548	Xeris Biopharma Holdings, Inc.	131,982

		2,912,447

Professional Services – 2.1%
16,094	Andersen Group, Inc. Class A*	569,406
5,895	CBIZ, Inc.*	179,798
31,230	First Advantage Corp.*	398,495
2,188	FTI Consulting, Inc.*	392,308
3,621	Huron Consulting Group, Inc.*	473,138
2,579	Innodata, Inc.*	108,911
7,464	KBR, Inc.	279,825
21,307	Korn Ferry	1,415,637
7,373	Maximus, Inc.	483,816
32,736	Parsons Corp.*	1,650,222
22,850	Planet Labs PBC*	844,765
7,652	Robert Half, Inc.	203,620
32,864	Upwork, Inc.*	340,142

		7,340,083

Real Estate Management & Development – 0.4%
46,948	Compass, Inc. Class A*	355,396
2,255	FirstService Corp.	301,742
12,793	Five Point Holdings LLC Class A*	63,709
36,260	Newmark Group, Inc. Class A	584,511

		1,305,358

Residential REITs – 0.1%
7,191	Centerspace	490,930

Retail REITs – 0.5%
24,524	Acadia Realty Trust	530,209
16,168	Curbline Properties Corp.	446,237
21,483	Tanger, Inc.	796,589

		1,773,035

Semiconductors & Semiconductor Equipment – 5.9%
5,680	Allegro MicroSystems, Inc.*	275,480
4,461	Axcelis Technologies, Inc.*	620,570
2,345	Cirrus Logic, Inc.*	382,423
11,975	Cohu, Inc.*	567,016

10	The accompanying notes are an integral part of these financial statements.

 MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
24,841	Credo Technology Group Holding Ltd.*	$4,322,582
3,414	Diodes, Inc.*	365,810
2,544	Entegris, Inc.	359,671
3,516	FormFactor, Inc.*	477,930
1,229	Impinj, Inc.*	178,107
36,814	indie Semiconductor, Inc. Class A*	166,031
10,620	Lattice Semiconductor Corp.*	1,298,614
7,440	MKS, Inc.	2,111,100
6,288	Navitas Semiconductor Corp.*	103,752
4,496	Onto Innovation, Inc.*	1,326,590
19,509	Penguin Solutions, Inc.*	593,269
23,678	Photronics, Inc.*	1,171,587
8,111	Power Integrations, Inc.	589,751
11,847	Rambus, Inc.*	1,363,708
7,099	Rigetti Computing, Inc.*	123,877
19,369	Semtech Corp.*	2,034,713
1,759	SiTime Corp.*	988,822
975	Tower Semiconductor Ltd.*	215,524
4,822	Ultra Clean Holdings, Inc.*	376,839
3,924	Universal Display Corp.	341,741
4,573	Veeco Instruments, Inc.*	227,964

		20,583,471

Software – 4.0%
12,707	A10 Networks, Inc.	339,023
34,319	Adeia, Inc.	1,093,060
58,355	Amplitude, Inc. Class A*	414,904
46,454	Braze, Inc. Class A*	1,023,382
102,356	CCC Intelligent Solutions Holdings, Inc.*	536,345
7,047	Cipher Digital, Inc.*	125,014
15,845	Clear Secure, Inc. Class A	845,964
9,760	Clearwater Analytics Holdings, Inc. Class A*	236,192
1,925	Commvault Systems, Inc.*	190,344
5,020	Core Scientific, Inc.*	100,400
6,054	Descartes Systems Group, Inc.*	436,554
3,874	Dolby Laboratories, Inc. Class A	248,478
14,562	D-Wave Quantum, Inc.*	295,317
42,727	Dynatrace, Inc.*	1,547,145
10,312	Guidewire Software, Inc.*	1,427,078
9,100	Hut 8 Corp.*	689,598
3,463	InterDigital, Inc.	1,026,987
4,256	JFrog Ltd.*	197,649
15,135	LiveRamp Holdings, Inc.*	442,396
4,439	MARA Holdings, Inc.*	53,224
6,100	nCino, Inc.*	106,628
6,212	Pegasystems, Inc.	227,049
15,330	Procore Technologies, Inc.*	867,371
3,044	Q2 Holdings, Inc.*	154,483
12,040	Riot Platforms, Inc.*	207,570
8,323	Teradata Corp.*	219,311
33,797	Terawulf, Inc.*	734,409
10,660	Vertex, Inc. Class A*	131,864

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
5,378	Via Transportation, Inc. Class A*	$81,799

		13,999,538

Specialized REITs – 0.5%
25,950	Four Corners Property Trust, Inc.	663,541
28,798	Outfront Media, Inc.	888,418
12,675	Rayonier, Inc.	268,837

		1,820,796

Specialty Retail – 1.5%
2,645	Abercrombie & Fitch Co. Class A*	225,751
10,792	Advance Auto Parts, Inc.	642,232
17,961	American Eagle Outfitters, Inc.	312,881
966	Asbury Automotive Group, Inc.*	196,764
2,953	Boot Barn Holdings, Inc.*	506,292
27,950	Gap, Inc.	687,290
1,584	Group 1 Automotive, Inc.	565,282
1,191	Murphy USA, Inc.	700,308
21,654	National Vision Holdings, Inc.*	502,806
6,425	Urban Outfitters, Inc.*	451,934
10,990	Valvoline, Inc.*	365,198
3,316	Warby Parker, Inc. Class A*	73,350

		5,230,088

Technology Hardware, Storage & Peripherals* – 0.5%
37,879	IonQ, Inc.	1,709,100

Textiles, Apparel & Luxury Goods – 0.5%
31,471	Birkenstock Holding PLC*	1,219,187
12,600	Capri Holdings Ltd.*	245,826
1,659	Kontoor Brands, Inc.	121,704

		1,586,717

Trading Companies & Distributors – 1.5%
5,781	Applied Industrial Technologies, Inc.	1,767,541
4,434	Boise Cascade Co.	351,483
26,115	DNOW, Inc.*	352,291
4,970	DXP Enterprises, Inc.*	848,627
19,585	EquipmentShare.com, Inc. Class A*	411,187
6,100	McGrath RentCorp	674,355
5,550	MSC Industrial Direct Co., Inc. Class A	567,599
1,870	SiteOne Landscape Supply, Inc.*	235,714

		5,208,797

Water Utilities – 0.2%
14,975	H2O America	841,445

Wireless Telecommunication Services*(a) – 0.0%
2,543	GCI Liberty, Inc.	—

TOTAL COMMON STOCKS (Cost $262,585,138)		$342,875,107

The accompanying notes are an integral part of these financial statements.	11

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) –2.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
7,055,948	3.537%	$7,055,948
(Cost $7,055,948)

TOTAL INVESTMENTS – 100.0% (Cost $269,641,086)		$349,931,055

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		148,604

NET ASSETS – 100.0%		$350,079,659

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVR	—Contingent Value Rights
LLC	—Limited Liability Company
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Assets and Liabilities April 30, 2026 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,281,434,786 and $262,585,138, respectively)	$1,766,370,586	$342,875,107

Investments in affiliated issuers, at value (cost $79,797,100 and $7,055,948, respectively)	79,797,100	7,055,948

Cash	1,628,221	203,599

Foreign currencies, at value (cost $325,992 and $0, respectively)	326,671	—

Unrealized gain on forward foreign currency exchange contracts	610	—

Receivables:

Dividends	6,571,508	63,421

Foreign tax reclaims	6,244,252	—

Investments sold on an extended-settlement basis	4,913,347	—

Investments sold	364,124	1,760,551

Fund shares sold	29,800	7,900

Other assets	60,368	21,862

Total assets	1,866,306,587	351,988,388

Liabilities:

Payables:

Investments purchased	4,389,923	780,213

Investments purchased on an extended-settlement basis	3,508,597	—

Custody fees	547,120	312,483

Management fees	309,497	86,365

Foreign Capital Gains taxes	222,518	—

Professional fees	76,406	95,862

Transfer agency fees	15,136	2,915

Fund shares redeemed	—	600,000

Accrued expenses	38,074	30,891

Total liabilities	9,107,271	1,908,729

Net Assets:

Paid-in capital	1,325,352,455	224,567,642

Total distributable earnings	531,846,861	125,512,017

NET ASSETS	$1,857,199,316	$350,079,659

Shares Outstanding $0.001 par value (unlimited shares authorized):	112,854,725	24,703,648

Net asset value, offering and redemption price per share:	$16.46	$14.17

The accompanying notes are an integral part of these financial statements.	13

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Operations For the Six Months Ended April 30, 2026 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $1,550,936 and $6,043, respectively)	$18,923,731	$ 2,338,206

Dividends — affiliated issuers	971,619	300,525

Interest (net of foreign withholding taxes of $2 and $0, respectively)	1,895	632

Total investment income	19,897,245	2,639,363

Expenses:

Management fees	5,177,905	1,882,225

Custody, accounting and administrative services	368,897	231,443

Transfer Agency fees	172,597	50,193

Professional fees	106,258	113,793

Registration fees	46,184	16,347

Printing and mailing costs	15,715	14,839

Trustee fees	14,784	13,793

Other	7,388	3,157

Total expenses	5,909,728	2,325,790

Less — expense reductions	(1,706,655)	(450,712)

Net expenses	4,203,073	1,875,078

NET INVESTMENT INCOME	15,694,172	764,285

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $5,171 and $58,812, respectively)	77,813,349	65,383,555

Forward foreign currency exchange contracts	(13,151)	—

Foreign currency transactions	(173,795)	(6)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $12,862 and $0, respectively)	775,848	(15,159,265)

Forward foreign currency exchange contracts	610	—

Foreign currency translation	273,596	—

Net realized and unrealized gain	78,676,457	50,224,284

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,370,629	$ 50,988,569

14	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Changes in Net Assets

	Multi-Manager International Equity Fund		Multi-Manager U.S. Small Cap Equity Fund

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income	$15,694,172	$28,508,065	$764,285	$2,221,612

Net realized gain	77,626,403	111,564,063	65,383,549	45,759,391

Net change in unrealized gain (loss)	1,050,054	157,670,786	(15,159,265)	(5,660,867)

Net increase in net assets resulting from operations	94,370,629	297,742,914	50,988,569	42,320,136

Distributions to shareholders:

From distributable earnings	(146,006,315)	(119,846,062)	(52,688,581)	(58,944,862)

From share transactions:

Proceeds from sales of shares	227,029,913	370,238,512	24,985,309	179,119,154

Reinvestment of distributions	146,006,315	119,846,062	52,688,581	58,944,862

Cost of shares redeemed	(123,127,172)	(594,955,708)	(315,195,622)	(182,107,004)

Net increase (decrease) in net assets resulting from share transactions	249,909,056	(104,871,134)	(237,521,732)	55,957,012

TOTAL INCREASE (DECREASE)	198,273,370	73,025,718	(239,221,744)	39,332,286

Net assets:

Beginning of period	1,658,925,946	1,585,900,228	589,301,403	549,969,117

End of period	$1,857,199,316	$1,658,925,946	$350,079,659	$589,301,403

The accompanying notes are an integral part of these financial statements.	15

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager International Equity Fund

	Class P Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$17.04		$15.24	$12.45		$10.94		$15.42	$11.16

Net investment income(a)	0.15		0.28	0.28	(b)	0.22	(c)	0.19	0.22

Net realized and unrealized gain (loss)	0.74		2.62	2.74		1.45		(3.52)	4.17

Total from investment operations	0.89		2.90	3.02		1.67		(3.33)	4.39

Distributions to shareholders from net investment income	(0.34)		(0.27)	(0.23)		(0.16)		(0.23)	(0.13)

Distributions to shareholders from net realized gains	(1.13)		(0.83)	—		—		(0.92)	—

Total distributions	(1.47)		(1.10)	(0.23)		(0.16)		(1.15)	(0.13)

Net asset value, end of period	$16.46		$17.04	$15.24		$12.45		$10.94	$15.42

Total return(d)	5.47%		20.51%	24.42%		15.32%		(23.15)%	39.46%

Net assets, end of period (in 000s)	$1,857,199		$1,658,926	$1,585,900		$1,221,051		$1,159,020	$1,373,200

Ratio of net expenses to average net assets	0.49	%(e)	0.52%	0.52%		0.54%		0.56%	0.56%

Ratio of total expenses to average net assets	0.68	%(e)	0.72%	0.71%		0.71%		0.73%	0.72%

Ratio of net investment income to average net assets	1.82	%(e)	1.78%	1.89	%(b)	1.70	%(c)	1.50%	1.50%

Portfolio turnover rate(f)	19%		43%	68%		35%		39%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.12% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(d)

Assumes investment at the net asset value (“NAV”) at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager U.S. Small Cap Equity Fund

	Class P Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.78		$14.49	$11.56	$12.23	$17.45	$12.14

Net investment income(a)	0.02		0.05	0.07	0.07	0.05	0.03(b)

Net realized and unrealized gain (loss)	1.68		0.77	2.94	(0.68)	(2.47)	5.31

Total from investment operations	1.70		0.82	3.01	(0.61)	(2.42)	5.34

Distributions to shareholders from net investment income	(0.05)		(0.13)	(0.08)	(0.06)	(0.03)	(0.03)

Distributions to shareholders from net realized gains	(1.26)		(1.40)	—	—	(2.77)	—

Total distributions	(1.31)		(1.53)	(0.08)	(0.06)	(2.80)	(0.03)

Net asset value, end of period	$14.17		$13.78	$14.49	$11.56	$12.23	$17.45

Total return(c)	13.13%		5.58%	26.12%	(5.00)%	(15.77)%	44.07%

Net assets, end of period (in 000s)	$350,080		$589,301	$549,969	$721,615	$680,833	$647,500

Ratio of net expenses to average net assets	0.75	%(d)	0.76%	0.71%	0.71%	0.73%	0.75%

Ratio of total expenses to average net assets	0.93	%(d)	0.94%	0.89%	0.89%	0.90%	0.92%

Ratio of net investment income to average net assets	0.30	%(d)	0.37%	0.51%	0.58%	0.35%	0.17%	(b)

Portfolio turnover rate(e)	62%		112%	69%	62%	57%	105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements April 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Multi-Manager International Equity Fund	Class P	Diversified

Multi-Manager U.S. Small Cap Equity Fund	Class P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. As of April 30, 2026, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager International Equity Fund with Causeway Capital Management LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, and WCM Investment Management, LLC and for the Multi-Manager U.S. Small Cap Equity Fund with Boston Partners Global Investors, Inc., Brown Advisory LLC, Victory Capital Management, Inc., Wellington Management Company LLP, and Westfield Capital Management Company, L.P., (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the applicable Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the applicable Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

18

ACTIVE EQUITY MULTI-MANAGER FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that

19

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2026:

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$57,619,408	$394,162,109	$—

Australia and Oceania	—	7,365,752	—

Europe	70,392,223	942,613,866	—

North America	166,508,134	119,295,287	—

South America	8,413,807	—	—

Investment Company	79,797,100	—	—

Total	$382,730,672	$1,463,437,014	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$610	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$208,710	$—	$—

Asia	4,392,521	—	—

Europe	9,171,195	—	—

North America	329,096,872	—	5,809

Investment Company	7,055,948	—	—

Total	$349,925,246	$—	$5,809

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2026. These instruments were used as part of the Multi-Manager International Equity Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in

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ACTIVE EQUITY MULTI-MANAGER FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

the table below excludes the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager International Equity Fund

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$610	Payable for unrealized loss on forward foreign currency exchange contracts	$—

The following table sets forth, by certain risk types, the Multi-Manager International Equity Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager International Equity Fund

Risk	Statements of Operations	Net Realized Gain	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain from forward foreign currency exchange contracts/Net change in unrealized gain on forward foreign currency exchange contracts	$(13,151)	$610

For the six months ended April 30, 2026, the relevant values for each derivative type were as follows:

Average Notional Amounts(a)
Fund	Forward Contracts

Multi-Manager International Equity Fund	$547,324

(a)

Amounts disclosed represent notional amounts for forward contracts, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives for the six months ended April 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

23

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

For the six months ended April 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

		Effective Net Management Rate#*
Fund	Contractual Management Rate

Multi-Manager International Equity Fund	0.60%	0.40%

Multi-Manager U.S. Small Cap Equity Fund	0.75	0.57

*

GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2027, and prior to such date, GSAM may not terminate the applicable arrangement without the approval of the Trustees.

#	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest. For the six months ended April 30, 2026, the management fees waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Multi-Manager International Equity Fund	$42,598

Multi-Manager U.S. Small Cap Equity Fund	12,680

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.02% of the average daily net assets of Class P Shares.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds are 0.57% and 0.80%, respectively. These Other Expense limitations will remain in place through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2026, these expense reductions, including any fee waivers, were as follows:

Fund	Management Fee Waiver

Multi-Manager International Equity Fund	$1,706,655

Multi-Manager U.S. Small Cap Equity Fund	450,712

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

D. Line of Credit Facility — As of April 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

E. Other Transactions with Affiliates — For the six months ended April 30, 2026, Goldman Sachs earned $2,085 and $368 in brokerage commissions from portfolio transactions on behalf of the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2026:

Fund	Underlying Fund	Beginning Value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Multi-Manager International Equity Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$55,570,939	$423,863,265	$(399,637,104)	$79,797,100	79,797,100	$971,619

Multi-Manager U.S. Small Cap Equity Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	26,414,238	176,583,953	(195,942,243)	7,055,948	7,055,948	300,525

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2026, were as follows:

Fund	Purchases	Sales

Multi-Manager International Equity Fund	$406,257,150	$314,500,183

Multi-Manager U.S. Small Cap Equity Fund	300,127,868	573,598,052

7. TAX INFORMATION

As of April 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Tax Cost	$1,405,343,771	$289,974,131

Gross unrealized gain	533,849,893	87,811,093

Gross unrealized loss	(93,025,978)	(27,854,169)

Net unrealized gain	$440,823,915	$59,956,924

25

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

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8. OTHER RISKS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited, to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in

27

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

8. OTHER RISKS (continued)

fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

28

ACTIVE EQUITY MULTI-MANAGER FUNDS

11. SUBSEQUENT EVENTS

At a meeting held on June 3, 2026, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Trust II (the “Trust”) approved a proposal to liquidate the Multi-Manager U.S. Small Cap Equity Fund (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund is expected to be liquidated on or about June 23, 2026 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

All other subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager International Equity Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	14,121,751	$227,029,913	24,266,363	$370,238,512

Reinvestment of distributions	9,035,959	146,006,315	8,392,775	119,846,062

Shares redeemed	(7,646,302)	(123,127,172)	(39,356,891)	(594,955,708)

NET INCREASE (DECREASE)	15,511,408	$249,909,056	(6,697,753)	$(104,871,134)

	Multi-Manager U.S. Small Cap Equity Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	1,886,344	$24,985,309	14,118,971	$179,119,154

Reinvestment of distributions	4,011,626	52,688,581	4,229,368	58,944,862

Shares redeemed	(23,969,293)	(315,195,622)	(13,533,773)	(182,107,004)

NET INCREASE (DECREASE)	(18,071,323)	$(237,521,732)	4,814,566	$55,957,012

29

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. MMGRFDSSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2026 Multi-Manager High Yield Bond Fund

Multi-Manager High Yield Bond Fund

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 86.4%

Advertising(a) – 0.9%
Clear Channel Outdoor Holdings, Inc. (b)
$905,000	7.750%		04/15/28	$908,095
1,525,000	7.500		06/01/29	1,528,980
395,000	7.125		02/15/31	411,112
219,000	7.500		03/15/33	229,991
Dotdash Meredith, Inc. (b)
930,000	7.625		06/15/32	872,861
Lamar Media Corp.
5,900,000	3.750		02/15/28	5,786,307
Neptune Bidco U.S., Inc. (b)
3,500,000	9.290		04/15/29	3,538,780
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
959,000	4.250		01/15/29	935,850
2,641,000	4.625		03/15/30	2,566,260
2,439,000	7.375		02/15/31	2,552,072
Stagwell Global LLC (b)
6,669,000	5.625		08/15/29	6,352,289

				25,682,597

Aerospace & Defense – 1.5%
ATI, Inc. (a)
625,000	7.250		08/15/30	651,200
Bombardier, Inc. (b)
795,000	7.500	(a)	02/01/29	825,441
3,430,000	8.750	(a)	11/15/30	3,645,644
1,583,000	7.250	(a)	07/01/31	1,664,936
1,324,000	7.000	(a)	06/01/32	1,382,587
3,350,000	6.750	(a)	06/15/33	3,496,797
1,905,000	7.450		05/01/34	2,099,253
Moog, Inc. (a)(b)
1,295,000	5.500		10/15/34	1,298,483
TransDigm, Inc. (a)
3,003,000	6.750	(b)	08/15/28	3,044,892
150,000	4.625		01/15/29	147,738
7,663,000	6.375	(b)	03/01/29	7,825,992
10,466,000	6.625	(b)	03/01/32	10,758,734
525,000	6.000	(b)	01/15/33	530,281
2,025,000	6.375	(b)	05/31/33	2,042,597
652,000	6.250	(b)	01/31/34	666,416
2,570,000	6.750	(b)	01/31/34	2,638,979

				42,719,970

Agriculture(a)(b) – 0.0%
Darling Ingredients, Inc.
1,257,000	6.000		06/15/30	1,268,112

Airlines – 0.9%
American Airlines, Inc. (a)(b)
625,000	7.250		02/15/28	633,394
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)
3,500,000	5.750		04/20/29	3,501,365
JetBlue Airways Corp./JetBlue Loyalty LP (a)(b)
9,328,000	9.875		09/20/31	8,675,320
United Airlines Holdings, Inc. (a)
1,135,000	4.875		03/01/29	1,120,881
United Airlines, Inc. (a)(b)
2,450,000	4.625		04/15/29	2,417,194

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Airlines – (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)
$760,000	7.875%	05/01/27	$760,000
1,500,000	9.500	06/01/28	1,517,130
6,500,000	6.375	02/01/30	6,099,665
995,000	8.750	01/15/32	964,772

			25,689,721

Apparel(a)(b) – 0.9%
Beach Acquisition Bidco LLC (c) (PIK 10.750%, Cash 10.000%)
13,530,557	10.000	07/15/33	14,688,405
Champ Acquisition Corp.
2,332,000	8.375	12/01/31	2,465,763
Kontoor Brands, Inc.
1,300,000	4.125	11/15/29	1,238,367
Under Armour, Inc.
2,600,000	7.250	07/15/30	2,653,690
William Carter Co.
1,380,000	7.375	02/15/31	1,419,496
Wolverine World Wide, Inc.
3,850,000	4.000	08/15/29	3,597,517

			26,063,238

Automotive – 2.2%
Adient Global Holdings Ltd. (a)(b)
900,000	7.000	04/15/28	916,407
American Axle & Manufacturing, Inc. (a)(b)
675,000	6.375	10/15/32	673,745
1,275,000	7.750	10/15/33	1,246,899
Clarios Global LP/Clarios U.S. Finance Co. (a)(b)
4,065,000	6.750	02/15/30	4,195,934
4,054,000	6.750	09/15/32	4,143,756
Cooper-Standard Automotive, Inc. (a)(b)
6,167,000	9.250	03/01/31	6,072,953
Cyprium Corp./Cyprium Holdings Luxembourg SARL (a)(b)
1,200,000	6.375	04/15/34	1,198,728
Ford Motor Co.
3,028,000	4.750	01/15/43	2,331,560
Ford Motor Credit Co. LLC (a)
2,250,000	4.271	01/09/27	2,238,480
425,000	5.800	03/08/29	430,376
425,000	5.875	11/07/29	431,477
Garrett Motion Holdings, Inc./Garrett LX I SARL (a)(b)
300,000	7.750	05/31/32	313,050
Goodyear Tire & Rubber Co. (a)
770,000	5.000	07/15/29	738,153
1,204,000	5.250	07/15/31	1,095,086
IHO Verwaltungs GmbH (a)(b)(c)
605,000	7.375	05/15/33	615,001
JB Poindexter & Co., Inc. (a)(b)
4,351,000	8.750	12/15/31	4,513,771
New Flyer Holdings, Inc. (a)(b)
2,882,000	9.250	07/01/30	3,109,764
Nissan Motor Acceptance Co. LLC (a)(b)
650,000	5.625	09/29/28	645,587
1,200,000	6.125	09/30/30	1,182,132
Nissan Motor Co. Ltd. (a)(b)
1,565,000	7.500	07/17/30	1,617,553
4,887,000	4.810	09/17/30	4,568,807

The accompanying notes are an integral part of these financial statements.	1

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive – (continued)
$1,525,000	7.750%		07/17/32	$1,589,507
1,510,000	8.125		07/17/35	1,593,352
Phinia, Inc. (a)(b)
275,000	6.750		04/15/29	281,963
450,000	6.625		10/15/32	462,402
PM General Purchaser LLC (a)(b)
2,065,000	9.500		10/01/28	1,919,830
Qnity Electronics, Inc. (a)(b)
325,000	5.750		08/15/32	328,471
100,000	6.250		08/15/33	102,266
Realtruck Group, Inc. (a)(b)
1,956,600	6.250		07/31/31	811,989
Tenneco, Inc. (a)(b)
5,955,000	8.000		11/17/28	6,021,636
Titan International, Inc. (a)
1,735,000	7.000		04/30/28	1,734,098
Wabash National Corp. (a)(b)
2,768,000	4.500		10/15/28	2,458,012
ZF North America Capital, Inc. (a)(b)
1,220,000	7.500		03/24/31	1,224,526
1,810,000	6.875		04/23/32	1,769,927

				62,577,198

Banks(a) – 0.3%
Citigroup, Inc.
(5 yr. CMT + 2.890%)
3,875,000	6.875		08/15/30	3,937,000
(5 yr. CMT + 3.001%)
695,000	6.625	(d)	02/15/31	702,742
Freedom Mortgage Corp. (b)
275,000	6.625		01/15/27	275,044
1,529,000	12.250		10/01/30	1,658,996
Intesa Sanpaolo SpA (b)(d) (1 yr. CMT + 2.600%)
525,000	4.198		06/01/32	496,188
Popular, Inc.
200,000	7.250		03/13/28	206,712
Wells Fargo & Co. (d) (5 yr. CMT + 2.340%)
1,075,000	6.125		06/15/31	1,078,343

				8,355,025

Beverages(a)(b) – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
3,146,000	6.250		04/01/29	3,150,090

Biotechnology(a)(b) – 0.1%
BioMarin Pharmaceutical, Inc.
460,000	5.500		02/15/34	456,826
Emergent BioSolutions, Inc.
3,020,000	3.875		08/15/28	2,689,703

				3,146,529

Building Materials(a) – 2.1%
Ameritex Holdco Intermediate LLC (b)
1,717,000	7.625		08/15/33	1,783,791
Builders FirstSource, Inc. (b)
3,174,000	5.000		03/01/30	3,109,822
4,358,000	4.250		02/01/32	4,048,146

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a) – (continued)
Camelot Return Merger Sub, Inc. (b)
$1,075,000	8.750%		08/01/28	$694,977
Cornerstone Building Brands, Inc. (b)
1,425,000	6.125		01/15/29	253,607
CP Atlas Buyer, Inc. (b)
3,289,000	9.750		07/15/30	3,055,152
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (b)
5,865,000	6.625		12/15/30	6,011,918
Griffon Corp.
625,000	5.750		03/01/28	623,563
JELD-WEN, Inc. (b)
725,000	4.875		12/15/27	539,755
JH North America Holdings, Inc. (b)
1,849,000	5.875		01/31/31	1,848,889
1,717,000	6.125		07/31/32	1,722,014
Masterbrand, Inc. (b)
3,728,000	7.000		07/15/32	3,710,665
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC (b)
1,270,000	6.750		04/01/32	1,254,239
MIWD Holdco II LLC/MIWD Finance Corp. (b)
575,000	5.500		02/01/30	530,627
Quikrete Holdings, Inc. (b)
4,776,000	6.375		03/01/32	4,848,595
4,675,000	6.750		03/01/33	4,739,842
Smyrna Ready Mix Concrete LLC (b)
5,256,000	6.000		11/01/28	5,250,376
2,830,000	8.875		11/15/31	2,965,161
Standard Building Solutions, Inc. (b)
1,374,000	6.500		08/15/32	1,388,867
500,000	6.250		08/01/33	499,970
Standard Industries, Inc. (b)
1,010,000	4.750		01/15/28	1,004,142
5,528,000	4.375		07/15/30	5,279,295
4,745,000	3.375		01/15/31	4,307,986

				59,471,399

Chemicals(a) – 2.7%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp. (b)
771,000	9.750		03/01/33	755,912
Ashland, Inc.
1,275,000	3.375	(b)	09/01/31	1,139,110
2,050,000	6.875		05/15/43	2,029,500
Avient Corp. (b)
3,030,000	7.125		08/01/30	3,087,206
1,901,000	6.250		11/01/31	1,927,728
Celanese U.S. Holdings LLC
1,500,000	1.400		08/05/26	1,484,700
63,000	6.850		11/15/28	65,839
598,000	7.000		02/15/31	622,105
4,935,000	7.200		11/15/33	5,345,296
3,447,000	7.375		02/15/34	3,606,768
Cerdia Finanz GmbH (b)
1,988,000	9.375		10/03/31	1,906,154
Chemours Co. (b)
1,250,000	4.625		11/15/29	1,200,000
9,707,000	8.000		01/15/33	10,016,071
1,910,000	7.875		03/15/34	1,953,529

2	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(a) – (continued)
CVR Partners LP/CVR Nitrogen Finance Corp. (b)
$3,391,000	6.125%	06/15/28	$3,385,100
FMC Corp.
120,000	3.450	10/01/29	109,044
2,561,000	5.650	05/18/33	2,258,341
Huntsman International LLC
2,128,000	4.500	05/01/29	2,036,560
786,000	5.700	10/15/34	738,353
INEOS Finance PLC (b)
818,000	7.500	04/15/29	807,775
INEOS Quattro Finance 2 PLC (b)
901,000	9.625	03/15/29	872,808
Methanex U.S. Operations, Inc. (b)
990,000	6.250	03/15/32	1,018,166
NOVA Chemicals Corp. (b)
1,260,000	4.250	05/15/29	1,232,847
1,600,000	7.000	12/01/31	1,693,136
Nufarm Australia Ltd./Nufarm Americas, Inc. (b)
1,364,000	5.000	01/27/30	1,252,016
Olin Corp. (b)
2,569,000	6.625	04/01/33	2,547,138
Olympus Water U.S. Holding Corp. (b)
1,300,000	4.250	10/01/28	1,264,445
1,925,000	6.250	10/01/29	1,882,284
875,000	7.250	06/15/31	879,891
2,850,000	6.750	08/01/32	2,763,816
8,820,000	7.250	02/15/33	8,621,638
Perimeter Holdings LLC (b)
900,000	6.250	01/15/34	896,661
SK Invictus Intermediate II SARL (b)
1,025,000	5.000	10/30/29	1,009,195
Solstice Advanced Materials, Inc. (b)
375,000	5.625	09/30/33	372,731
Valvoline, Inc. (b)
6,030,000	3.625	06/15/31	5,490,013
WR Grace Holdings LLC (b)
170,000	7.375	03/01/31	171,771

			76,443,647

Coal(a)(b) – 0.1%
Coronado Finance Pty. Ltd.
1,175,000	9.250	10/01/29	1,068,134
SunCoke Energy, Inc.
3,398,000	4.875	06/30/29	3,138,732

			4,206,866

Commercial Services(a) – 4.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (b)
1,200,000	7.000	05/21/30	1,238,268
Allied Universal Holdco LLC (b)
4,651,000	7.875	02/15/31	4,881,457
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)
3,331,000	6.000	06/01/29	3,306,351
3,493,000	6.875	06/15/30	3,594,297
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (b)
2,575,000	4.625	06/01/28	2,538,641
3,347,000	4.625	06/01/28	3,297,163

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(a) – (continued)
Alta Equipment Group, Inc. (b)
$2,430,000	9.000%		06/01/29	$2,322,983
AMN Healthcare, Inc. (b)
1,725,000	4.000		04/15/29	1,648,445
925,000	6.500		01/15/31	920,329
APi Group DE, Inc. (b)
2,616,000	4.750		10/15/29	2,562,686
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)
1,500,000	4.750		04/01/28	1,462,530
900,000	5.375		03/01/29	873,702
2,107,000	8.250		01/15/30	2,162,498
2,608,000	8.375		06/15/32	2,621,718
Belron U.K. Finance PLC (b)
4,590,000	5.750		10/15/29	4,635,900
Block, Inc.
3,882,000	5.625	(b)	08/15/30	3,883,902
275,000	6.500		05/15/32	280,288
2,814,000	6.000	(b)	08/15/33	2,812,171
Carriage Services, Inc. (b)
1,850,000	4.250		05/15/29	1,791,577
Champions Financing, Inc. (b)
764,000	8.750		02/15/29	742,982
Cimpress PLC (b)
5,070,000	7.375		09/15/32	5,127,088
Dcli Bidco LLC (b)
2,045,000	7.750		11/15/29	2,098,027
Deluxe Corp. (b)
4,131,000	8.000		06/01/29	4,178,961
1,000,000	8.125		09/15/29	1,043,950
HealthEquity, Inc. (b)
3,707,000	4.500		10/01/29	3,601,239
Herc Holdings, Inc. (b)
825,000	6.625		06/15/29	845,402
3,404,000	7.000		06/15/30	3,542,645
2,300,000	5.750		03/15/31	2,304,301
4,206,000	7.250		06/15/33	4,403,514
635,000	6.000		03/15/34	629,374
Hertz Corp. (b)
525,000	12.625		07/15/29	495,978
ION Platform Finance U.S., Inc. (b)
1,271,000	7.875		09/30/32	984,453
Korn Ferry (b)
2,285,000	4.625		12/15/27	2,263,430
Mavis Tire Express Services Topco Corp. (b)
8,642,000	6.500		05/15/29	8,617,370
NESCO Holdings II, Inc. (b)
4,145,000	5.500		04/15/29	4,124,399
PROG Holdings, Inc. (b)
4,065,000	6.000		11/15/29	3,971,220
RR Donnelley & Sons Co. (b)
1,290,000	9.500		08/01/29	1,330,738
Service Corp. International
1,425,000	3.375		08/15/30	1,327,516
900,000	4.000		05/15/31	849,744
75,000	5.750		10/15/32	75,645
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (b)
5,071,000	6.750		08/15/32	5,062,582

The accompanying notes are an integral part of these financial statements.	3

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(a) – (continued)
Synergy Infrastructure Holdings LLC (b)
$2,711,000	7.875%		12/01/30	$2,850,264
United Rentals North America, Inc.
200,000	4.875		01/15/28	199,596
2,800,000	4.000		07/15/30	2,684,080
1,576,000	3.875		02/15/31	1,490,975
1,975,000	3.750		01/15/32	1,833,235
725,000	5.375	(b)	11/15/33	717,083
Veritiv Operating Co. (b)
2,600,000	10.500		11/30/30	2,742,610
VM Consolidated, Inc. (b)
3,551,000	5.500		04/15/29	3,471,990
VT Topco, Inc. (b)
935,000	8.500		08/15/30	956,627
Wand NewCo 3, Inc. (b)
5,597,000	7.625		01/30/32	5,822,951
WEX, Inc. (b)
980,000	6.500		03/15/33	975,570
Williams Scotsman, Inc. (b)
1,705,000	6.625		04/15/30	1,755,383

				129,955,828

Computers(b) – 1.3%
Amentum Holdings, Inc. (a)
2,912,000	7.250		08/01/32	3,014,648
CACI International, Inc. (a)
1,870,000	6.375		06/15/33	1,913,272
Diebold Nixdorf, Inc. (a)
3,351,000	7.750		03/31/30	3,524,515
Everforth, Inc. (a)
2,414,000	4.625		05/15/28	2,254,748
Fortress Intermediate 3, Inc. (a)
1,350,000	7.500		06/01/31	1,366,700
Insight Enterprises, Inc. (a)
2,489,000	6.625		05/15/32	2,467,545
McAfee Corp. (a)
4,325,000	7.375		02/15/30	3,502,947
NCR Atleos Corp. (a)
2,925,000	9.500		04/01/29	3,112,083
NCR Voyix Corp. (a)
1,775,000	5.125		04/15/29	1,724,643
Pitney Bowes, Inc. (a)
3,388,000	7.250		03/15/29	3,404,771
Science Applications International Corp. (a)
1,865,000	4.875		04/01/28	1,846,928
2,785,000	5.875		11/01/33	2,746,233
Seagate Data Storage Technology Pte. Ltd. (a)
375,000	5.875		07/15/30	383,066
1,395,000	9.625		12/01/32	1,554,727
955,000	5.750		12/01/34	971,397
Zscaler, Inc. (e)
2,745,000	0.000		07/15/28	2,489,715

				36,277,938

Cosmetics & Personal Care(a) – 0.2%
Edgewell Personal Care Co. (b)
428,000	4.125		04/01/29	408,898

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Cosmetics & Personal Care(a) – (continued)
P&L Development LLC/PLD Finance Corp. (b)(c) (PIK 3.500%, Cash 9.000%)
$1,327,860	12.000%	05/15/29	$1,309,243
Perrigo Finance Unlimited Co.
2,984,000	5.150	06/15/30	2,829,101
1,037,000	4.900	12/15/44	754,283

			5,301,525

Distribution & Wholesale(a)(b) – 0.3%
RB Global Holdings, Inc.
1,787,000	6.750	03/15/28	1,812,179
674,000	7.750	03/15/31	699,679
Resideo Funding, Inc.
10,000	6.500	07/15/32	10,096
Velocity Vehicle Group LLC
670,000	8.000	06/01/29	657,846
Windsor Holdings III LLC
6,370,000	8.500	06/15/30	6,660,982

			9,840,782

Diversified Financial Services – 6.1%
Ally Financial, Inc. (a)
3,560,000	6.700	02/14/33	3,674,276
Aretec Group, Inc. (a)(b)
936,000	10.000	08/15/30	992,104
Atlanticus Holdings Corp. (a)(b)
1,905,000	9.750	09/01/30	1,886,274
Azorra Finance Ltd. (a)(b)
825,000	7.750	04/15/30	855,410
3,660,000	7.250	01/15/31	3,744,619
2,025,000	6.250	02/15/34	1,949,022
Bread Financial Holdings, Inc. (a)(b)
4,942,000	6.750	05/15/31	5,050,082
Credit Acceptance Corp. (a)(b)
4,740,000	6.625	03/15/30	4,723,031
CrossCountry Intermediate HoldCo LLC (a)(b)
1,430,000	6.500	10/01/30	1,406,047
10,000	6.750	12/01/32	9,687
Encore Capital Group, Inc. (a)(b)
6,215,000	8.500	05/15/30	6,622,145
3,405,000	6.625	04/15/31	3,461,557
Enova International, Inc. (a)(b)
6,170,000	9.125	08/01/29	6,459,064
Focus Financial Partners LLC (a)(b)
3,902,000	6.750	09/15/31	3,976,801
Freedom Funding Center LLC (a)(b)(c) (PIK 13.000%, Cash 12.000%)
750,000	12.000	10/01/37	760,995
Freedom Mortgage Holdings LLC (a)(b)
1,925,000	9.250	02/01/29	1,994,146
2,550,000	6.875	05/01/31	2,459,041
1,260,000	9.125	05/15/31	1,305,171
150,000	8.375	04/01/32	151,976
2,150,000	7.875	04/01/33	2,097,002
GGAM Finance Ltd. (a)(b)
1,523,000	8.000	02/15/27	1,536,966
1,575,000	8.000	06/15/28	1,640,189
939,000	6.875	04/15/29	963,020
625,000	5.875	03/15/30	629,606

4	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
goeasy Ltd. (a)(b)
$237,000	4.375%		05/01/26	$237,000
675,000	7.625		07/01/29	604,544
1,350,000	7.375		10/01/30	1,147,500
313,000	6.875		02/15/31	260,044
Hightower Holding LLC (a)(b)
3,353,000	9.125		01/31/30	3,478,402
Jane Street Group/JSG Finance, Inc. (a)(b)
1,590,000	7.125		04/30/31	1,648,925
310,000	6.125		11/01/32	311,618
1,400,000	6.750		05/01/33	1,438,472
Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)(b)
425,000	5.000		08/15/28	407,358
2,714,000	6.625		10/15/31	2,642,649
Jefferson Capital Holdings LLC (a)(b)
740,000	8.250		05/15/30	774,314
LD Holdings Group LLC (a)(b)
375,000	6.125		04/01/28	323,775
Macquarie Airfinance Holdings Ltd. (a)(b)
150,000	6.400		03/26/29	155,087
750,000	6.500		03/26/31	784,125
Navient Corp.
1,425,000	6.750		06/15/26	1,427,636
800,000	5.000	(a)	03/15/27	793,904
6,940,000	4.875	(a)	03/15/28	6,782,601
4,607,000	5.500	(a)	03/15/29	4,427,788
1,858,000	11.500	(a)	03/15/31	1,994,972
310,000	7.875	(a)	06/15/32	298,391
570,000	5.625		08/01/33	484,802
OneMain Finance Corp. (a)
325,000	3.500		01/15/27	320,531
425,000	3.875		09/15/28	410,835
1,475,000	6.625		05/15/29	1,501,565
3,075,000	5.375		11/15/29	3,019,927
625,000	6.125		05/15/30	622,713
950,000	4.000		09/15/30	874,105
1,675,000	6.750		03/15/32	1,674,698
3,530,000	7.125		09/15/32	3,581,679
1,900,000	6.500		03/15/33	1,860,974
4,407,000	6.750		09/15/33	4,335,166
Osaic Holdings, Inc. (a)(b)
1,550,000	6.750		08/01/32	1,574,118
PennyMac Financial Services, Inc. (a)(b)
1,250,000	4.250		02/15/29	1,193,037
1,200,000	7.875		12/15/29	1,246,236
525,000	5.750		09/15/31	499,601
1,076,000	6.875		05/15/32	1,064,519
5,695,000	6.750		02/15/34	5,509,628
PHH Escrow Issuer LLC/PHH Corp. (a)(b)
200,000	9.875		11/01/29	201,998
Phoenix Aviation Capital Ltd. (a)(b)
4,848,000	9.250		07/15/30	4,973,418
PRA Group, Inc. (a)(b)
200,000	8.375		02/01/28	203,226
1,258,000	5.000		10/01/29	1,193,200
3,747,000	8.875		01/31/30	3,873,686
Rfna LP (a)(b)
240,000	7.875		02/15/30	237,634

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Rocket Cos., Inc. (a)(b)
$375,000	6.500%		08/01/29	$382,530
8,080,000	6.125		08/01/30	8,203,947
3,242,000	6.375		08/01/33	3,287,518
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)(b)
800,000	2.875		10/15/26	792,840
5,020,000	3.625		03/01/29	4,807,503
3,425,000	3.875		03/01/31	3,181,071
942,000	4.000		10/15/33	849,043
Stonebriar ABF Issuer LLC (a)(b)
4,195,000	8.125		12/15/30	4,401,142
Stonex Escrow Issuer LLC (a)(b)
3,025,000	6.875		07/15/32	3,130,542
Synchrony Financial (a)
5,090,000	7.250		02/02/33	5,286,372
TrueNoord Capital DAC (a)(b)
870,000	8.750		03/01/30	888,131
United Wholesale Mortgage LLC (a)(b)
3,492,000	5.500		04/15/29	3,329,412
UWM Holdings LLC (a)(b)
1,848,000	6.625		02/01/30	1,773,821
4,908,000	6.250		03/15/31	4,558,747
Velocity Commercial Capital LLC (a)(b)
244,000	9.375		02/15/31	252,311

				173,869,562

Electrical(a) – 3.5%
Alpha Generation LLC (b)
5,399,000	6.750		10/15/32	5,524,473
Atlantica Sustainable Infrastructure Ltd. (b)
867,000	4.125		06/15/28	847,293
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (b)
3,923,000	6.375		02/15/32	3,903,071
Clearway Energy Operating LLC (b)
1,220,000	3.750		02/15/31	1,141,957
Constellation Energy Generation LLC (b)
4,550,000	4.625		02/01/29	4,521,017
4,296,000	5.000		02/01/31	4,308,458
1,200,000	3.750		03/01/31	1,146,180
Leeward Renewable Energy Operations LLC (b)
2,256,000	4.250		07/01/29	2,156,375
NRG Energy, Inc.
652,000	5.750		01/15/28	653,258
3,500,000	3.375	(b)	02/15/29	3,342,115
975,000	5.250	(b)	06/15/29	971,285
3,967,000	3.625	(b)	02/15/31	3,684,708
6,451,000	3.875	(b)	02/15/32	5,960,272
2,347,000	6.000	(b)	02/01/33	2,365,447
2,096,000	5.750	(b)	01/15/34	2,080,490
1,375,000	6.250	(b)	11/01/34	1,391,404
4,102,000	6.000	(b)	01/15/36	4,073,696
4,520,000	6.125	(b)	05/15/36	4,502,462
(5 yr. CMT + 5.920%)
2,747,000	10.250	(b)(d)	03/15/28	2,977,721
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (b)
1,917,000	4.500		08/15/28	1,886,156
PG&E Corp.
1,600,000	5.000		07/01/28	1,591,280

The accompanying notes are an integral part of these financial statements.	5

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electrical(a) – (continued)
Talen Energy Supply LLC (b)
$1,125,000	6.375%	05/01/33	$1,126,575
925,000	6.500	02/01/36	928,894
TransAlta Corp.
1,905,000	5.875	02/01/34	1,900,085
Vistra Operations Co. LLC (b)
8,645,000	5.000	07/31/27	8,645,000
10,231,000	4.375	05/01/29	10,051,651
4,308,000	6.875	04/15/32	4,496,561
VoltaGrid LLC (b)
7,432,000	7.375	11/01/30	7,715,680
XPLR Infrastructure Operating Partners LP (b)
360,000	7.250	01/15/29	374,425
2,677,000	8.375	01/15/31	2,858,875
1,349,000	8.625	03/15/33	1,445,845
1,206,000	7.750	04/15/34	1,263,767

			99,836,476

Electrical Components & Equipment(a)(b) – 0.4%
Energizer Holdings, Inc.
250,000	4.750	06/15/28	246,650
400,000	4.375	03/31/29	384,800
2,400,000	6.000	09/15/33	2,293,416
EnerSys
275,000	6.625	01/15/32	282,692
WESCO Distribution, Inc.
1,433,000	7.250	06/15/28	1,437,442
1,583,000	6.375	03/15/29	1,616,211
685,000	5.250	04/15/31	685,158
1,982,000	6.625	03/15/32	2,051,846
3,464,000	6.375	03/15/33	3,574,259

			12,572,474

Electronics(a)(b) – 0.3%
Coherent Corp.
425,000	5.000	12/15/29	420,580
Ingram Micro, Inc.
4,700,000	4.750	05/15/29	4,616,857
Sensata Technologies BV
800,000	4.000	04/15/29	778,512
Sensata Technologies, Inc.
3,047,000	3.750	02/15/31	2,834,411
480,000	6.625	07/15/32	494,803
TTM Technologies, Inc.
819,000	4.000	03/01/29	793,693

			9,938,856

Energy-Alternate Sources(a)(b) – 0.1%
TerraForm Power Operating LLC
2,463,000	5.000	01/31/28	2,438,641
910,000	4.750	01/15/30	881,107

			3,319,748

Engineering & Construction(a)(b) – 0.5%
AECOM
675,000	6.000	08/01/33	681,534
Arcosa, Inc.
2,398,000	6.875	08/15/32	2,491,306

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(a)(b) – (continued)
Artera Services LLC
$1,941,000	8.500%	02/15/31	$1,671,725
Brundage-Bone Concrete Pumping Holdings, Inc.
275,000	7.500	02/01/32	279,691
TopBuild Corp.
1,150,000	3.625	03/15/29	1,142,663
3,924,000	4.125	02/15/32	3,921,018
1,315,000	5.625	01/31/34	1,331,714
Weekley Homes LLC/Weekley Finance Corp.
2,342,000	6.750	01/15/34	2,313,849

			13,833,500

Entertainment(a) – 2.6%
Allwyn Entertainment Financing U.K. PLC (b)
3,503,000	7.875	04/30/29	3,591,451
Brightstar Lottery PLC (b)
1,983,000	5.250	01/15/29	1,974,037
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (b)
2,075,000	5.750	01/15/33	2,031,321
Caesars Entertainment, Inc. (b)
7,050,000	4.625	10/15/29	6,803,673
2,674,000	7.000	02/15/30	2,713,869
2,241,000	6.500	02/15/32	2,181,008
979,000	6.000	10/15/32	877,360
Churchill Downs, Inc. (b)
876,000	4.750	01/15/28	868,615
2,421,000	5.750	04/01/30	2,415,916
Cinemark USA, Inc. (b)
2,700,000	5.250	07/15/28	2,690,307
Discovery Global Holdings, Inc.
6,019,000	4.279	03/15/32	5,451,288
1,685,000	5.050	03/15/42	1,209,358
4,650,000	5.141	03/15/52	3,069,418
Flutter Treasury DAC (b)
2,622,000	5.875	06/04/31	2,603,594
Great Canadian Gaming Corp./Raptor LLC (b)
960,000	8.750	11/15/29	935,875
Jacobs Entertainment, Inc. (b)
1,225,000	6.750	02/15/29	1,199,177
Light & Wonder International, Inc. (b)
575,000	6.250	10/01/33	571,102
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. (b)
2,325,000	4.875	05/01/29	2,273,455
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC (b)
2,936,000	8.250	04/15/30	3,060,222
Motion Bondco DAC (b)
1,515,000	6.625	11/15/27	1,455,127
Motion Finco SARL (b)
762,000	8.375	02/15/32	625,229
Penn Entertainment, Inc. (b)
1,925,000	5.625	01/15/27	1,923,653
600,000	4.125	07/01/29	570,324
Rivers Enterprise Borrower LLC (b)
1,864,000	6.250	10/15/30	1,896,266
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. (b)
1,900,000	6.625	02/01/33	1,937,563

6	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a) – (continued)
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. (b)
$1,375,000	6.625%	03/01/30	$1,158,355
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium
Operations LLC (b)
1,687,000	8.625	01/15/32	1,716,202
Speedway Motorsports LLC/Speedway Funding II, Inc. (b)
2,379,000	4.875	11/01/27	2,368,865
Voyager Parent LLC (b)
10,676,000	9.250	07/01/32	11,373,677
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
1,025,000	5.125	10/01/29	1,018,276
2,200,000	7.125	02/15/31	2,330,834
500,000	6.250	03/15/33	502,325

			75,397,742

Environmental(a)(b) – 0.9%
Clean Harbors, Inc.
805,000	5.125	07/15/29	800,025
1,041,000	6.375	02/01/31	1,059,863
600,000	5.750	10/15/33	605,946
GFL Environmental Holdings U.S., Inc.
2,715,000	5.500	02/01/34	2,671,940
GFL Environmental, Inc.
900,000	4.000	08/01/28	878,814
4,879,000	4.750	06/15/29	4,821,769
1,875,000	4.375	08/15/29	1,831,069
1,200,000	6.750	01/15/31	1,243,944
Madison IAQ LLC
3,147,000	5.875	06/30/29	3,139,888
Reworld Holding Corp.
4,467,000	4.875	12/01/29	4,272,820
Waste Pro USA, Inc.
850,000	7.000	02/01/33	865,852
Wrangler Holdco Corp.
4,244,000	6.625	04/01/32	4,375,182

			26,567,112

Food & Drug Retailing(a) – 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
425,000	3.500	03/15/29	405,582
1,928,000	4.875	02/15/30	1,887,165
350,000	5.500	03/31/31	348,254
3,500,000	5.625	03/31/32	3,457,300
2,925,000	5.750	03/31/34	2,851,261
B&G Foods, Inc. (b)
10,925,000	8.000	09/15/28	10,836,071
Chobani LLC/Chobani Finance Corp., Inc. (b)
2,177,000	4.625	11/15/28	2,153,858
3,765,000	7.625	07/01/29	3,890,713
3,140,000	6.375	04/15/34	3,204,778
Ingles Markets, Inc. (b)
2,769,000	4.000	06/15/31	2,616,760
Lamb Weston Holdings, Inc. (b)
500,000	4.875	05/15/28	497,330
625,000	4.125	01/31/30	598,844
725,000	4.375	01/31/32	682,979

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing(a) – (continued)
Performance Food Group, Inc. (b)
$4,285,000	4.250%		08/01/29	$4,153,022
1,633,000	6.125		09/15/32	1,657,462
Pilgrim’s Pride Corp.
2,225,000	3.500		03/01/32	2,032,538
Post Holdings, Inc. (b)
500,000	4.625		04/15/30	484,200
4,840,000	4.500		09/15/31	4,551,730
1,942,000	6.250		02/15/32	1,982,801
1,175,000	6.500		03/15/36	1,167,680
U.S. Foods, Inc. (b)
3,878,000	4.750		02/15/29	3,830,688

				53,291,016

Food Service(a)(b) – 0.2%
TKC Holdings, Inc.
3,865,000	8.500		08/15/30	3,952,929
620,000	12.000		02/15/31	645,786

				4,598,715

Forest Products & Paper(a)(b) – 0.1%
Magnera Corp.
20,000	4.750		11/15/29	18,303
2,884,000	7.250		11/15/31	2,700,001

				2,718,304

Gaming(a)(b) – 0.1%
Boyd Gaming Corp.
2,325,000	4.750		06/15/31	2,240,463

Gas(a) – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,075,000	5.750		05/20/27	1,079,354
1,230,000	9.500	(b)	06/01/30	1,311,057

				2,390,411

Health Care Providers & Services(a)(b) – 0.1%
TEAM Services Holding, Inc.
1,975,000	9.000		02/15/33	1,975,514

Healthcare Providers & Services – 4.1%
Acadia Healthcare Co., Inc. (a)(b)
1,000,000	5.000		04/15/29	980,150
1,000,000	7.375		03/15/33	1,023,680
Centene Corp. (a)
1,225,000	3.000		10/15/30	1,101,312
1,954,000	2.500		03/01/31	1,698,632
1,729,000	2.625		08/01/31	1,496,000
Charles River Laboratories International, Inc. (a)(b)
3,240,000	4.250		05/01/28	3,181,680
930,000	3.750		03/15/29	889,461
CHS/Community Health Systems, Inc. (a)(b)
775,000	6.000		01/15/29	770,102
5,020,000	6.125		04/01/30	4,451,284
892,000	5.250		05/15/30	842,298
275,000	4.750		02/15/31	257,172
1,775,000	9.750		01/15/34	1,831,055
Concentra Health Services, Inc. (a)(b)
1,800,000	6.875		07/15/32	1,860,354

The accompanying notes are an integral part of these financial statements.	7

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
DaVita, Inc. (a)(b)
$6,425,000	4.625%		06/01/30	$6,220,042
5,275,000	3.750		02/15/31	4,894,303
Encompass Health Corp. (a)
2,680,000	4.500		02/01/28	2,660,329
390,000	4.625		04/01/31	379,798
Fortrea Holdings, Inc. (a)(b)
2,131,000	7.500		07/01/30	2,073,996
Global Medical Response, Inc. (a)(b)
3,111,000	7.375		10/01/32	3,244,742
Heartland Dental LLC/Heartland Dental Finance Corp. (a)(b)
317,000	10.500		04/30/28	325,911
IQVIA, Inc. (a)(b)
1,920,000	5.000		05/15/27	1,917,542
1,488,000	6.500		05/15/30	1,522,031
3,728,000	6.250		06/01/32	3,803,604
LifePoint Health, Inc. (a)(b)
8,024,000	5.375		01/15/29	7,742,277
600,000	9.875		08/15/30	636,450
1,700,000	8.375		02/15/32	1,783,640
627,000	10.000		06/01/32	639,678
1,150,000	7.000		05/01/34	1,121,952
Medline Borrower LP (a)(b)
8,228,000	5.250		10/01/29	8,189,328
Molina Healthcare, Inc. (a)(b)
3,918,000	3.875		11/15/30	3,635,395
MPH Acquisition Holdings LLC (a)(b)
2,675,000	5.750		12/31/30	2,219,555
(PIK 5.000%, Cash 6.500%)
1,281,250	11.500	(c)	12/31/30	1,200,980
National Mentor Holdings, Inc. (a)(b)
2,811,000	10.500		12/15/30	2,941,009
Prime Healthcare Services, Inc. (a)(b)
4,770,000	9.375		09/01/29	4,945,154
Select Medical Corp. (a)(b)
285,000	6.250		12/01/32	276,441
Star Parent, Inc. (a)(b)
1,090,000	9.000		10/01/30	1,141,437
Surgery Center Holdings, Inc. (a)(b)
3,458,000	7.250		04/15/32	3,451,084
Team Health Holdings, Inc. (a)(b)
1,958,000	8.375		06/30/28	1,962,973
(PIK 4.500%, Cash 9.000%)
3,619,562	13.500	(c)	06/30/28	3,804,594
Tenet Healthcare Corp.
2,096,000	5.125	(a)	11/01/27	2,095,329
325,000	4.625	(a)	06/15/28	322,563
2,844,000	6.125	(a)	10/01/28	2,846,560
2,600,000	4.250	(a)	06/01/29	2,531,438
7,737,000	4.375	(a)	01/15/30	7,495,528
2,175,000	6.875		11/15/31	2,316,157
1,526,000	5.500	(a)(b)	11/15/32	1,523,619
768,000	6.000	(a)(b)	11/15/33	778,621
U.S. Acute Care Solutions LLC (a)(b)
3,378,000	9.750		05/15/29	3,192,142

				116,219,382

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Holding Companies-Diversified(a)(b) – 0.2%
Clue Opco LLC
$3,243,000	9.500%		10/15/31	$3,321,999
Stena International SA
840,000	7.250		01/15/31	853,894
300,000	7.625		02/15/31	307,572

				4,483,465

Home Builders(a) – 2.7%
Ashton Woods USA LLC/Ashton Woods Finance Co. (b)
3,725,000	4.625		08/01/29	3,564,415
2,530,000	4.625		04/01/30	2,408,003
1,960,000	6.875		08/01/33	1,930,522
Beazer Homes USA, Inc.
725,000	5.875		10/15/27	724,326
10,175,000	7.250		10/15/29	10,260,266
2,625,000	7.500	(b)	03/15/31	2,614,290
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
1,575,000	5.000		06/15/29	1,517,733
5,020,000	4.875		02/15/30	4,704,393
Century Communities, Inc. (b)
1,179,000	3.875		08/15/29	1,114,485
Dream Finders Homes, Inc. (b)
725,000	6.875		09/15/30	711,218
Empire Communities Corp. (b)
1,300,000	9.750		05/01/29	1,323,998
Forestar Group, Inc. (b)
325,000	5.000		03/01/28	322,355
3,225,000	6.500		03/15/33	3,239,287
K Hovnanian Enterprises, Inc. (b)
1,591,000	8.000		04/01/31	1,602,742
1,516,000	8.375		10/01/33	1,522,625
KB Home
100,000	6.875		06/15/27	101,103
1,300,000	4.800		11/15/29	1,274,780
1,950,000	4.000		06/15/31	1,815,742
LGI Homes, Inc. (b)
774,000	8.750		12/15/28	797,406
4,023,000	7.000		11/15/32	3,862,281
M/I Homes, Inc.
2,699,000	4.950		02/01/28	2,683,589
2,108,000	3.950		02/15/30	2,001,377
Mattamy Group Corp. (b)
4,625,000	4.625		03/01/30	4,419,742
1,970,000	6.000		12/15/33	1,889,072
Risewell Homes, Inc. (b)
625,000	9.250		10/01/29	647,562
5,534,000	8.500		11/01/30	5,655,029
Shea Homes LP/Shea Homes Funding Corp.
1,400,000	4.750		02/15/28	1,382,556
1,450,000	4.750		04/01/29	1,400,816
STL Holding Co. LLC (b)
1,025,000	8.750		02/15/29	1,062,771
Taylor Morrison Communities, Inc. (b)
5,370,000	5.750		01/15/28	5,419,834
1,650,000	5.125		08/01/30	1,643,350
2,310,000	5.750		11/15/32	2,335,456

8	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Home Builders(a) – (continued)
Tri Pointe Homes, Inc.
$250,000	5.250%		06/01/27	$249,503
1,650,000	5.700		06/15/28	1,661,253

				77,863,880

Home Furnishings(a) – 0.4%
Somnigroup International, Inc. (b)
4,167,000	4.000		04/15/29	4,029,697
4,120,000	3.875		10/15/31	3,808,652
Whirlpool Corp.
424,000	6.125		06/15/30	415,308
2,725,000	6.500		06/15/33	2,609,569

				10,863,226

Household Products(a)(b) – 0.2%
ACCO Brands Corp.
6,685,000	4.250		03/15/29	5,971,711

Housewares(a) – 0.2%
Newell Brands, Inc.
150,000	8.500	(b)	06/01/28	156,680
150,000	6.375		05/15/30	146,949
2,125,000	6.625		05/15/32	2,062,567
750,000	7.500		04/01/46	645,375
Scotts Miracle-Gro Co.
1,750,000	4.000		04/01/31	1,631,875
2,200,000	4.375		02/01/32	2,051,852

				6,695,298

Insurance(a)(b) – 2.0%
Acrisure LLC/Acrisure Finance, Inc.
4,775,000	8.250		02/01/29	4,789,850
3,025,000	8.500		06/15/29	3,028,630
2,295,000	7.500		11/06/30	2,330,435
280,000	6.750		07/01/32	275,926
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
3,840,000	4.250		10/15/27	3,779,712
5,399,000	6.750		10/15/27	5,403,373
1,327,000	7.000		01/15/31	1,352,478
1,457,000	6.500		10/01/31	1,469,457
1,187,000	7.375		10/01/32	1,166,394
AmWINS Group, Inc.
500,000	6.375		02/15/29	506,100
2,870,000	4.875		06/30/29	2,775,261
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
1,100,000	7.875		11/01/29	1,065,405
Asurion LLC/Asurion Co-Issuer, Inc.
13,070,000	8.000		12/31/32	13,661,156
2,915,000	8.375		02/01/34	2,877,863
Broadstreet Partners Group LLC
1,600,000	5.875		04/15/29	1,574,928
HUB International Ltd.
1,000,000	5.625		12/01/29	989,610
Jones Deslauriers Insurance Management, Inc.
1,200,000	8.500		03/15/30	1,236,696
Nassau Cos., of New York
930,000	7.875		07/15/30	867,848

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance(a)(b) – (continued)
Panther Escrow Issuer LLC
$3,806,000	7.125%		06/01/31	$3,824,764
Ryan Specialty LLC
3,651,000	5.875		08/01/32	3,654,542

				56,630,428

Internet(b) – 0.9%
Angi Group LLC (a)
534,000	3.875		08/15/28	488,717
Arches Buyer, Inc. (a)
982,000	4.250		06/01/28	960,553
3,268,000	6.125		12/01/28	3,176,725
Cars.com, Inc. (a)
3,417,000	6.375		11/01/28	3,359,560
Cogent Communications Group LLC/Cogent Finance, Inc. (a)
1,030,000	6.500		07/01/32	956,231
Gen Digital, Inc. (a)
1,200,000	6.750		09/30/27	1,205,928
1,589,000	7.125		09/30/30	1,612,613
775,000	6.250		04/01/33	755,268
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (a)
4,505,000	3.500		03/01/29	4,212,896
ION Platform Finance U.S., Inc./ION Platform Finance SARL (a)
840,000	9.000		08/01/29	775,060
Rakuten Group, Inc.
3,780,000	9.750		04/15/29	4,142,691
Snap, Inc. (a)
525,000	6.875		03/01/33	511,303
625,000	6.875		03/15/34	605,187
Wayfair LLC (a)
2,541,000	7.750		09/15/30	2,637,253

				25,399,985

Investment Companies(a) – 0.5%
Compass Group Diversified Holdings LLC (b)
2,410,825	5.250		04/15/29	2,282,641
FS KKR Capital Corp.
670,000	7.875		01/15/29	689,926
1,320,000	6.875		08/15/29	1,316,951
760,000	6.125		01/15/30	736,881
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3,278,000	9.750		01/15/29	3,294,455
4,317,000	4.375		02/01/29	3,785,620
500,000	10.000	(b)	11/15/29	504,700
1,154,000	9.000		06/15/30	1,111,187

				13,722,361

Iron/Steel(a) – 1.1%
Big River Steel LLC/BRS Finance Corp. (b)
2,025,000	6.625		01/31/29	2,028,888
Champion Iron Canada, Inc. (b)
670,000	7.875		07/15/32	702,415
Cleveland-Cliffs, Inc. (b)
350,000	4.625		03/01/29	337,438
855,000	6.875		11/01/29	871,014
1,175,000	6.750		04/15/30	1,171,099
3,814,000	7.500		09/15/31	3,879,410
300,000	7.000		03/15/32	299,739

The accompanying notes are an integral part of these financial statements.	9

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel(a) – (continued)
$3,195,000	7.375%		05/01/33	$3,225,512
3,019,000	7.625		01/15/34	3,048,858
Commercial Metals Co.
700,000	3.875		02/15/31	651,112
1,881,000	5.750	(b)	11/15/33	1,881,451
2,206,000	6.000	(b)	12/15/35	2,203,640
Mineral Resources Ltd. (b)
560,000	9.250		10/01/28	581,498
50,000	8.500		05/01/30	51,542
9,385,000	7.000		04/01/31	9,725,957
855,000	6.000		05/01/32	848,015
395,000	6.250		05/01/34	390,130

				31,897,718

Leisure Time(a)(b) – 0.9%
A&K Travel Group Holdings Ltd.
665,000	7.500		05/15/33	668,032
Acushnet Co.
2,929,000	5.625		12/01/33	2,942,386
Carnival Corp.
2,550,000	5.750		03/15/30	2,587,944
3,410,000	5.750		08/01/32	3,429,403
Lindblad Expeditions LLC
1,125,000	7.000		09/15/30	1,155,712
NCL Corp. Ltd.
4,575,000	7.750		02/15/29	4,776,071
200,000	6.250		03/01/30	199,518
4,270,000	6.750		02/01/32	4,250,315
550,000	6.250		09/15/33	532,213
NCL Finance Ltd.
1,891,000	6.125		03/15/28	1,917,361
Viking Cruises Ltd.
1,250,000	9.125		07/15/31	1,315,775
925,000	5.875		10/15/33	926,915
Viking Ocean Cruises Ship VII Ltd.
758,000	5.625		02/15/29	757,371
VOC Escrow Ltd.
500,000	5.000		02/15/28	498,290

				25,957,306

Lodging(a) – 0.8%
Genting New York LLC/GENNY Capital, Inc. (b)
2,806,000	7.250		10/01/29	2,854,179
Hilton Domestic Operating Co., Inc. (b)
121,000	3.750		05/01/29	116,833
170,000	4.000		05/01/31	160,992
3,314,000	3.625		02/15/32	3,038,938
150,000	5.750		09/15/33	150,935
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (b)
6,188,000	5.000		06/01/29	5,988,251
MGM Resorts International
375,000	5.500		04/15/27	375,817
3,725,000	4.750		10/15/28	3,690,208
1,400,000	6.125		09/15/29	1,419,334
1,400,000	6.500		04/15/32	1,418,830
Studio City Finance Ltd. (b)
1,360,000	5.000		01/15/29	1,296,692

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging(a) – (continued)
Wyndham Hotels & Resorts, Inc. (b)
$455,000	5.625%		03/01/33	$450,505
Wynn Macau Ltd. (b)
2,125,000	5.625		08/26/28	2,110,826
1,300,000	5.125		12/15/29	1,266,850

				24,339,190

Machinery - Construction & Mining(a)(b) – 0.3%
BWX Technologies, Inc.
999,000	4.125		06/30/28	983,176
4,758,000	4.125		04/15/29	4,624,586
Terex Corp.
980,000	5.000		05/15/29	973,532
1,778,000	6.250		10/15/32	1,805,914
Vertiv Group Corp.
675,000	4.125		11/15/28	666,920

				9,054,128

Machinery-Diversified(a)(b) – 0.4%
Chart Industries, Inc.
3,160,000	9.500		01/01/31	3,324,573
Columbus McKinnon Corp.
355,000	7.125		02/01/33	357,084
Esab Corp.
4,560,000	6.250		04/15/29	4,624,068
Lsf12 Helix Parent LLC
765,000	7.125		02/01/33	746,877
Maxim Crane Works Holdings Capital LLC
1,950,000	11.500		09/01/28	2,037,184

				11,089,786

Media – 4.3%
Altice Financing SA (a)(b)
1,584,000	5.000		01/15/28	1,173,047
1,037,000	5.750		08/15/29	762,952
AMC Global Media, Inc. (a)(b)
4,111,000	10.500		07/15/32	4,241,524
Cable One, Inc. (a)(b)
1,220,000	4.000		11/15/30	853,646
CCO Holdings LLC/CCO Holdings Capital Corp. (a)
1,983,000	5.125	(b)	05/01/27	1,982,841
5,200,000	5.000	(b)	02/01/28	5,145,400
1,865,000	5.375	(b)	06/01/29	1,836,596
2,172,000	6.375	(b)	09/01/29	2,177,647
5,716,000	4.750	(b)	03/01/30	5,419,168
7,098,000	4.500	(b)	08/15/30	6,621,582
1,686,000	4.250	(b)	02/01/31	1,530,230
1,325,000	4.500		05/01/32	1,165,033
870,000	7.000	(b)	02/01/33	858,011
2,234,000	4.250	(b)	01/15/34	1,872,963
1,084,000	7.375	(b)	02/01/36	1,062,873
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
2,200,000	3.700		04/01/51	1,347,874
1,435,000	3.900		06/01/52	902,070
CSC Holdings LLC (a)(b)
3,750,000	5.500		04/15/27	3,164,062
450,000	5.375		02/01/28	335,664

10	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
$1,538,000	11.750%		01/31/29	$1,099,716
200,000	6.500		02/01/29	124,100
1,169,000	4.125		12/01/30	697,168
1,801,000	3.375		02/15/31	1,080,690
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a)(b)
3,570,000	10.000		02/15/31	3,713,907
DISH DBS Corp.
7,350,000	7.750		07/01/26	7,328,538
725,000	7.375	(a)	07/01/28	708,485
1,000,000	5.125		06/01/29	919,550
DISH Network Corp. (a)(b)
2,744,000	11.750		11/15/27	2,830,518
Gray Media, Inc. (a)(b)
200,000	10.500		07/15/29	212,300
5,860,000	4.750		10/15/30	4,690,403
4,560,000	5.375		11/15/31	3,569,705
475,000	9.625		07/15/32	483,094
150,000	7.250		08/15/33	152,843
iHeartCommunications, Inc. (a)(b)
1,181,210	10.875		05/01/30	1,124,051
1,325,000	7.750		08/15/30	1,274,637
McGraw-Hill Education, Inc. (a)(b)
1,586,000	5.750		08/01/28	1,573,597
3,160,000	8.000		08/01/29	3,160,316
1,268,000	7.375		09/01/31	1,311,328
News Corp. (a)(b)
275,000	3.875		05/15/29	265,777
Nexstar Media, Inc. (a)(b)
2,850,000	6.500		09/15/33	2,872,372
2,939,000	7.250		04/15/34	2,958,603
Paramount Global
880,000	5.500		05/15/33	798,574
4,134,000	6.875		04/30/36	3,850,201
1,525,000	4.950	(a)	05/19/50	959,195
Sinclair Television Group, Inc. (a)(b)
5,755,000	8.125		02/15/33	5,958,612
Univision Communications, Inc. (a)(b)
1,250,000	4.500		05/01/29	1,193,925
1,155,000	8.500		07/31/31	1,172,406
5,721,000	9.375		08/01/32	5,923,180
1,715,000	8.875		04/15/33	1,724,535
Versant Media Group, Inc. (a)(b)
3,328,000	7.250		01/30/31	3,455,130
Virgin Media O2 Vendor Financing Notes VI DAC (a)(b)
1,275,000	8.500		03/15/33	1,145,282
Virgin Media Secured Finance PLC (a)(b)
2,325,000	5.500		05/15/29	2,246,020
7,312,000	4.500		08/15/30	6,504,682
VZ Secured Financing BV (a)(b)
1,471,000	5.000		01/15/32	1,292,818
2,083,000	7.500		01/15/33	2,021,739
Ziggo BV (a)(b)
60,000	4.875		01/15/30	56,372

				122,907,552

Metal Fabricate & Hardware(a)(b) – 0.4%
Park-Ohio Industries, Inc.
2,380,000	8.500		08/01/30	2,477,151

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Metal Fabricate & Hardware(a)(b) – (continued)
Roller Bearing Co. of America, Inc.
$6,550,000	4.375%	10/15/29	$6,401,839
TMS International Corp.
2,155,000	6.250	04/15/29	2,118,753

			10,997,743

Mining(a)(b) – 1.6%
Arsenal AIC Parent LLC
900,000	8.000	10/01/30	942,867
4,252,000	11.500	10/01/31	4,599,516
Capstone Copper Corp.
800,000	6.750	03/31/33	814,008
Century Aluminum Co.
830,000	6.875	08/01/32	859,822
Coeur Mining, Inc.
465,000	5.125	02/15/29	462,559
1,225,000	6.875	04/01/32	1,262,546
Compass Minerals International, Inc.
5,035,000	8.000	07/01/30	5,256,389
Constellium SE
2,853,000	3.750	04/15/29	2,747,410
Eldorado Gold Corp.
4,132,000	6.250	09/01/29	4,134,397
First Quantum Minerals Ltd.
2,575,000	8.625	06/01/31	2,681,270
2,413,000	8.000	03/01/33	2,530,392
2,937,000	7.250	02/15/34	3,027,871
3,298,000	6.375	02/15/36	3,238,306
Fortescue Treasury Pty. Ltd.
270,000	6.125	04/15/32	279,091
Hudbay Minerals, Inc.
4,732,000	6.125	04/01/29	4,752,679
Novelis Corp.
1,305,000	4.750	01/30/30	1,250,595
150,000	6.875	01/30/30	153,740
2,550,000	3.875	08/15/31	2,316,088
PLS Group Ltd.
1,265,000	6.875	05/01/31	1,293,513
Skeena Resources Ltd.
1,595,000	8.500	04/01/31	1,669,742
Taseko Mines Ltd.
1,200,000	8.250	05/01/30	1,257,228

			45,530,029

Miscellaneous Manufacturing(a)(b) – 0.4%
Amsted Industries, Inc.
1,300,000	4.625	05/15/30	1,259,544
1,250,000	6.375	03/15/33	1,270,300
Axon Enterprise, Inc.
1,734,000	6.125	03/15/30	1,773,050
922,000	6.250	03/15/33	946,488
Calderys Financing II LLC (c) (PIK 12.500%, Cash 11.750%)
2,509,625	11.750	06/01/28	2,551,586
Calderys Financing LLC
3,942,000	11.250	06/01/28	4,061,679

The accompanying notes are an integral part of these financial statements.	11

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing(a)(b) – (continued)
Trinity Industries, Inc.
$725,000	7.750%	07/15/28	$742,792

			12,605,439

Office & Business Equipment(a)(b) – 0.0%
Zebra Technologies Corp.
375,000	6.500	06/01/32	382,290

Office Furnishings(a)(b) – 0.0%
HNI Corp.
334,000	5.125	01/18/29	329,608

Oil Field Services – 7.6%
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
3,695,000	7.500	10/01/29	3,858,134
Archrock Services LP/Archrock Partners Finance Corp. (a)(b)
1,290,000	6.000	02/01/34	1,297,405
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)(b)
725,000	9.000	11/01/27	831,169
2,100,000	6.625	10/15/32	2,156,175
925,000	6.625	07/15/33	950,669
California Resources Corp. (a)(b)
6,970,000	7.000	01/15/34	7,101,872
Calumet Specialty Products Partners LP/Calumet Finance Corp. (a)(b)
520,000	9.750	02/15/31	550,898
CNX Resources Corp. (a)(b)
625,000	7.250	03/01/32	650,919
2,226,000	5.875	03/01/34	2,207,546
Comstock Resources, Inc. (a)(b)
6,153,000	6.750	03/01/29	6,144,693
3,910,000	5.875	01/15/30	3,787,226
Crescent Energy Finance LLC (a)(b)
1,455,000	9.750	10/15/30	1,554,013
1,360,000	7.625	04/01/32	1,402,473
1,346,000	7.875	04/15/32	1,394,456
1,569,000	7.375	01/15/33	1,604,350
4,839,000	8.375	01/15/34	5,112,839
CVR Energy, Inc. (a)(b)
4,054,000	7.500	02/15/31	4,104,675
3,957,000	7.875	02/15/34	3,969,662
DBR Land Holdings LLC (a)(b)
2,890,000	6.250	12/01/30	2,961,094
Diamond Foreign Asset Co./Diamond Finance LLC (a)(b)
922,000	8.500	10/01/30	972,535
EnQuest PLC (a)(b)
1,853,000	9.875	04/30/31	1,913,167
Gulfport Energy Operating Corp. (a)(b)
4,040,000	6.750	09/01/29	4,149,040
Hilcorp Energy I LP/Hilcorp Finance Co. (a)(b)
3,050,000	5.750	02/01/29	3,049,054
475,000	6.250	04/15/32	471,993
900,000	8.375	11/01/33	964,170
6,430,000	6.875	05/15/34	6,461,764
1,230,000	7.250	02/15/35	1,253,554
Ithaca Energy North Sea PLC (a)(b)
2,303,000	8.125	10/15/29	2,400,970
Kodiak Gas Services LLC (a)(b)
920,000	5.875	04/01/31	926,109
1,867,000	6.500	10/01/33	1,908,354

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
$1,382,000	6.750%		10/01/35	$1,435,470
Kraken Oil & Gas Partners LLC (a)(b)
920,000	7.625		08/15/29	937,057
Matador Resources Co. (a)(b)
2,974,000	6.500		04/15/32	3,033,123
1,685,000	6.000		04/15/34	1,690,628
Murphy Oil Corp. (a)
5,279,000	6.500		02/15/34	5,318,962
Nabors Industries, Inc. (a)(b)
2,725,000	9.125		01/31/30	2,861,822
8,870,000	8.875		08/15/31	9,360,777
1,560,000	7.625		11/15/32	1,628,765
Noble Finance II LLC (a)(b)
1,375,000	8.000		04/15/30	1,431,031
Northern Oil & Gas, Inc. (a)(b)
1,550,000	8.750		06/15/31	1,618,665
2,824,000	7.875		10/15/33	2,926,088
PBF Holding Co. LLC/PBF Finance Corp. (a)(b)
4,090,000	9.875		03/15/30	4,393,396
4,091,000	7.875		09/15/30	4,190,207
Permian Resources Operating LLC (a)(b)
1,511,000	5.875		07/01/29	1,512,330
2,068,000	7.000		01/15/32	2,151,175
1,469,000	6.250		02/01/33	1,502,875
Precision Drilling Corp. (a)(b)
3,788,000	6.875		01/15/29	3,821,751
Range Resources Corp. (a)(b)
675,000	4.750		02/15/30	662,573
Saturn Oil & Gas, Inc. (a)(b)
3,643,000	9.625		06/15/29	3,818,301
SESI LLC (a)(b)
275,000	7.875		09/30/30	283,388
SM Energy Co. (a)(b)
847,000	5.000		10/15/26	846,373
2,448,000	6.750		08/01/29	2,511,379
4,239,000	8.625		11/01/30	4,484,904
200,000	8.750		07/01/31	209,778
1,848,000	7.000		08/01/32	1,894,976
1,550,000	9.625		06/15/33	1,728,172
918,000	6.625		04/15/34	930,870
Star Holding LLC (a)(b)
840,000	8.750		08/01/31	856,850
Sunoco LP (a)(b)
775,000	5.875		07/15/27	775,349
125,000	4.500		10/01/29	122,416
4,185,000	4.625		05/01/30	4,070,415
1,870,000	7.250		05/01/32	1,958,470
2,200,000	6.625		08/15/32	2,248,114
2,354,000	5.875		03/15/34	2,344,678
(5 yr. CMT + 4.230%)
8,804,000	7.875	(d)	09/18/30	9,122,177
Sunoco LP/Sunoco Finance Corp. (a)
2,549,000	4.500		05/15/29	2,502,506
5,957,000	4.500		04/30/30	5,786,272
Talos Production, Inc. (a)(b)
430,000	9.000		02/01/29	448,924
7,529,000	9.375		02/01/31	8,006,564

12	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
TGS ASA (a)(b)
$270,000	8.500%		01/15/30	$283,703
Tidewater, Inc. (a)(b)
5,015,000	9.125		07/15/30	5,399,350
Transocean International Ltd.
4,865,000	8.250	(a)(b)	05/15/29	5,053,908
1,355,200	8.750	(a)(b)	02/15/30	1,419,247
4,016,000	7.500		04/15/31	4,133,307
5,495,000	8.500	(a)(b)	05/15/31	5,814,205
450,000	7.875	(a)(b)	10/15/32	482,184
580,000	6.800		03/15/38	563,540
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
1,520,000	7.125		03/15/29	1,570,981
Valaris Ltd. (a)(b)
725,000	8.375		04/30/30	755,936
Viridien (a)(b)
1,283,000	10.000		10/15/30	1,377,750
WBI Operating LLC (a)(b)
3,580,000	6.250		10/15/30	3,631,230
2,500,000	6.500		10/15/33	2,526,700
Weatherford International Ltd. (a)(b)
2,082,000	6.750		10/15/33	2,158,909
Wildfire Intermediate Holdings LLC (a)(b)
900,000	7.500		10/15/29	926,694

				217,636,193

Packaging – 1.7%
Ardagh Group SA (a)(b)
3,291,000	9.500		12/01/30	3,492,212
(PIK 6.500%, Cash 5.500%)
1,400,000	12.000	(c)	12/01/30	1,257,886
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (a)(b)
5,599,000	4.000		09/01/29	5,230,474
920,000	6.250		01/30/31	926,642
Ball Corp. (a)
525,000	5.500		09/15/33	526,008
Cascades, Inc./Cascades USA, Inc. (a)(b)
4,950,000	6.750		07/15/30	4,998,262
Clydesdale Acquisition Holdings, Inc. (a)(b)
2,290,000	6.625		04/15/29	2,253,223
80,000	6.875		01/15/30	78,394
6,797,000	8.750		04/15/30	6,165,967
3,437,000	6.750		04/15/32	3,231,571
Graphic Packaging International LLC (a)(b)
1,025,000	3.500		03/01/29	970,747
Iris Holding, Inc. (a)(b)
1,750,000	10.000		12/15/28	1,487,902
LABL, Inc. (a)(b)
430,000	10.500		07/15/27	24,815
2,020,000	5.875		11/01/28	857,652
375,000	9.500		11/01/28	164,366
350,000	8.625		10/01/31	151,410
Mauser Packaging Solutions Holding Co. (a)(b)
1,690,000	7.875		04/15/30	1,708,303
OI European Group BV (a)(b)
2,487,000	4.750		02/15/30	2,306,518

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging – (continued)
Owens-Brockway Glass Container, Inc. (a)(b)
$36,000	7.375%		06/01/32	$33,967
Sealed Air Corp. (b)
2,030,000	6.875		07/15/33	1,984,325
Sword Purchaser LLC (a)(b)
2,014,000	8.250		04/15/33	2,060,785
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC (a)(b)
2,742,000	9.500		05/15/30	2,404,953
Trident TPI Holdings, Inc. (a)(b)
3,775,000	12.750		12/31/28	3,787,344
TriMas Corp. (a)(b)
1,475,000	4.125		04/15/29	1,416,266

				47,519,992

Pharmaceuticals – 1.9%
1261229 BC Ltd. (a)(b)
11,960,000	10.000		04/15/32	12,353,723
Adapthealth LLC (a)(b)
5,700,000	4.625		08/01/29	5,512,755
7,156,000	5.125		03/01/30	6,960,784
Amneal Pharmaceuticals LLC (a)(b)
1,268,000	6.875		08/01/32	1,317,718
Bausch Health Cos., Inc. (b)
896,000	4.875	(a)	06/01/28	841,720
742,000	11.000		09/30/28	771,814
BellRing Brands, Inc. (a)(b)
2,641,000	7.000		03/15/30	2,681,566
Endo Finance Holdings LP (a)(b)
994,000	8.500		04/15/31	1,053,898
HLF Financing SARL LLC/Herbalife International, Inc. (a)(b)
7,158,000	4.875		06/01/29	6,734,461
1,980,000	7.750		05/01/33	2,022,273
Option Care Health, Inc. (a)(b)
3,444,000	4.375		10/31/29	3,339,509
Organon & Co./Organon Foreign Debt Co-Issuer BV (a)(b)
1,500,000	5.125		04/30/31	1,490,490
Prestige Brands, Inc. (a)(b)
4,127,000	3.750		04/01/31	3,812,812
Teva Pharmaceutical Finance Netherlands III BV
1,983,000	6.000	(a)	12/01/32	2,064,462
5,849,000	4.100		10/01/46	4,505,192

				55,463,177

Pipelines – 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (a)(b)
500,000	5.750		01/15/28	500,040
3,465,000	5.375		06/15/29	3,461,154
365,000	6.625		02/01/32	374,778
1,383,000	5.750		10/15/33	1,383,304
670,000	5.750		07/01/34	668,647
Blue Racer Midstream LLC/Blue Racer Finance Corp. (a)(b)
100,000	7.000		07/15/29	103,463
295,000	7.250		07/15/32	308,422
Buckeye Partners LP (a)(b)
2,090,000	4.500		03/01/28	2,071,566
Delek Logistics Partners LP/Delek Logistics Finance Corp. (a)(b)
4,642,000	7.375		06/30/33	4,790,498

The accompanying notes are an integral part of these financial statements.	13

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Energy Transfer LP (a)
$2,285,000	5.000%		05/15/50	$1,905,096
Excelerate Energy LP (a)(b)
970,000	8.000		05/15/30	1,028,404
Genesis Energy LP/Genesis Energy Finance Corp. (a)
2,359,000	6.750		03/15/34	2,378,863
Global Partners LP/GLP Finance Corp. (a)
1,005,000	6.875		01/15/29	1,013,874
4,425,000	8.250	(b)	01/15/32	4,637,046
2,752,000	7.125	(b)	07/01/33	2,819,452
Harvest Midstream I LP (a)(b)
750,000	7.500		05/15/32	780,442
Howard Midstream Energy Partners LLC (a)(b)
50,000	7.375		07/15/32	52,118
625,000	6.625		01/15/34	635,250
NGL Energy Operating LLC/NGL Energy Finance Corp. (a)(b)
2,205,000	8.125		02/15/29	2,287,136
9,698,000	8.375		02/15/32	10,178,536
Plains All American Pipeline LP (a)(d) (3 mo. USD Term SOFR + 4.372%)
4,401,000	8.024		05/30/26	4,400,604
Rockies Express Pipeline LLC (b)
250,000	4.800	(a)	05/15/30	243,658
2,125,000	6.750	(a)	03/15/33	2,215,397
950,000	7.500		07/15/38	1,000,464
375,000	6.875		04/15/40	378,750
Summit Midstream Holdings LLC (a)(b)
4,531,000	8.625		10/31/29	4,736,798
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)(b)
1,365,000	5.500		01/15/28	1,361,751
925,000	7.375		02/15/29	952,472
1,200,000	6.000		09/01/31	1,206,300
926,000	6.750		03/15/34	945,900
Venture Global Calcasieu Pass LLC (a)(b)
800,000	3.875		08/15/29	766,184
1,300,000	6.250		01/15/30	1,338,168
1,200,000	4.125		08/15/31	1,124,892
1,795,000	6.000		05/01/36	1,804,801
Venture Global LNG, Inc. (a)(b)
750,000	8.125		06/01/28	767,190
4,951,000	9.500		02/01/29	5,404,016
1,325,000	7.000		01/15/30	1,364,021
3,850,000	8.375		06/01/31	4,009,852
3,111,000	9.875		02/01/32	3,337,325
(5 yr. CMT + 5.440%)
3,141,000	9.000	(d)	09/30/29	3,103,811
Venture Global Plaquemines LNG LLC (a)(b)
1,730,000	6.125		12/15/30	1,783,959
930,000	7.500		05/01/33	1,031,881
625,000	6.500		01/15/34	654,744
1,460,000	6.500		06/15/34	1,522,459
2,140,000	7.750		05/01/35	2,403,455
780,000	6.750		01/15/36	829,000

				90,065,941

Real Estate(a)(b) – 0.8%
Cushman & Wakefield U.S. Borrower LLC
2,177,000	6.750		05/15/28	2,176,913

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate(a)(b) – (continued)
$1,505,000	8.875%		09/01/31	$1,583,832
Five Point Operating Co. LP
1,925,000	8.000		10/01/30	1,973,741
Greystar Real Estate Partners LLC
3,851,000	7.750		09/01/30	4,013,782
Howard Hughes Corp.
1,785,000	4.125		02/01/29	1,720,526
5,170,000	4.375		02/01/31	4,845,893
1,609,000	5.875		03/01/32	1,576,707
2,046,000	6.125		03/01/34	2,004,855
Hunt Cos., Inc.
2,525,000	5.250		04/15/29	2,447,356

				22,343,605

Real Estate Investment Trust(a) –2.7%
Arbor Realty SR, Inc. (b)
3,160,000	8.500		12/15/28	3,130,833
860,000	7.875		07/15/30	811,367
Brandywine Operating Partnership LP
150,000	8.875		04/12/29	157,091
1,000,000	4.550		10/01/29	930,070
950,000	6.125		01/15/31	883,975
Diversified Healthcare Trust
8,190,000	4.750		02/15/28	7,957,813
1,425,000	7.250	(b)	10/15/30	1,456,307
2,725,000	4.375		03/01/31	2,450,511
Hudson Pacific Properties LP
286,000	4.650		04/01/29	256,124
Iron Mountain, Inc. (b)
2,050,000	5.250		03/15/28	2,046,187
Millrose Properties, Inc. (b)
1,025,000	6.375		08/01/30	1,038,243
1,400,000	6.250		09/15/32	1,406,566
MPT Operating Partnership LP/MPT Finance Corp.
7,380,000	4.625		08/01/29	6,114,699
7,380,000	3.500		03/15/31	5,302,161
1,100,000	8.500	(b)	02/15/32	1,142,581
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (b)
1,500,000	7.000		02/01/30	1,532,625
RHP Hotel Properties LP/RHP Finance Corp. (b)
950,000	4.500		02/15/29	932,501
1,450,000	6.500		04/01/32	1,488,440
375,000	5.750		03/15/34	372,953
Rithm Capital Corp. (b)
2,085,000	8.000		04/01/29	2,094,320
7,360,000	8.000		07/15/30	7,365,152
SBA Communications Corp.
200,000	3.875		02/15/27	198,794
600,000	3.125		02/01/29	577,608
Starwood Property Trust, Inc. (b)
65,000	3.625		07/15/26	64,750
1,500,000	4.375		01/15/27	1,493,835
2,240,000	5.250		10/15/28	2,233,235
3,490,000	7.250		04/01/29	3,616,687
3,080,000	6.000		04/15/30	3,111,755
200,000	6.500		07/01/30	204,818
1,975,000	6.500		10/15/30	2,031,050

14	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
$80,000	5.750%		01/15/31	$79,988
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (b)
290,000	6.000		01/15/30	280,294
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
2,250,000	4.750		04/15/28	2,242,440
5,914,000	6.500		02/15/29	5,807,252
2,381,000	8.625		06/15/32	2,493,883
3,335,000	8.625		06/15/32	3,488,377
VICI Properties LP/VICI Note Co., Inc. (b)
1,050,000	4.625		12/01/29	1,031,867
XHR LP (b)
1,080,000	6.625		05/15/30	1,106,028

				78,933,180

Retailing – 4.6%
1011778 BC ULC/New Red Finance, Inc. (a)(b)
2,312,000	3.875		01/15/28	2,269,529
1,713,000	4.375		01/15/28	1,692,256
525,000	3.500		02/15/29	505,291
9,255,000	4.000		10/15/30	8,801,598
Arko Corp. (a)(b)
1,575,000	5.125		11/15/29	1,419,626
Asbury Automotive Group, Inc. (a)
937,000	4.625	(b)	11/15/29	912,282
1,505,000	4.750		03/01/30	1,465,027
415,000	5.000	(b)	02/15/32	398,018
Bath & Body Works, Inc.
280,000	6.875		11/01/35	276,363
638,000	6.750		07/01/36	620,519
Brinker International, Inc. (a)(b)
1,550,000	8.250		07/15/30	1,621,842
Carvana Co. (a)(b)(c)
7,775,000	9.000		06/01/31	8,598,917
(PIK 13.000%, Cash 11.000%)
2,200,000	9.000		06/01/30	2,288,616
Cougar JV Subsidiary LLC (a)(b)
2,936,000	8.000		05/15/32	3,085,178
EG Global Finance PLC (a)(b)
475,000	12.000		11/30/28	506,796
Ferrellgas LP/Ferrellgas Finance Corp. (a)(b)
1,859,000	5.875		04/01/29	1,811,428
1,064,000	9.250		01/15/31	1,115,934
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (a)(b)
2,175,000	6.750		01/15/30	2,105,683
FirstCash, Inc. (a)(b)
1,562,000	4.625		09/01/28	1,536,977
5,670,000	6.875		03/01/32	5,809,822
4,285,000	6.125		05/01/34	4,275,402
Gap, Inc. (a)(b)
675,000	3.625		10/01/29	637,058
1,600,000	3.875		10/01/31	1,462,800
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (a)(b)
304,000	8.375		01/15/29	288,867
Group 1 Automotive, Inc. (a)(b)
1,870,000	4.000		08/15/28	1,820,538
805,000	6.375		01/15/30	817,421

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Ken Garff Automotive LLC (a)(b)
$1,302,000	4.875%	09/15/28	$1,287,951
Kohl’s Corp. (a)
870,000	5.550	07/17/45	525,619
LBM Acquisition LLC (a)(b)
3,302,000	6.250	01/15/29	2,287,493
4,760,000	9.500	06/15/31	4,175,805
LCM Investments Holdings II LLC (a)(b)
4,285,000	4.875	05/01/29	4,196,515
463,000	8.250	08/01/31	484,715
Lithia Motors, Inc. (a)(b)
699,000	4.625	12/15/27	694,820
2,049,000	3.875	06/01/29	1,962,389
625,000	5.500	10/01/30	621,862
1,764,000	4.375	01/15/31	1,671,972
Macy’s Retail Holdings LLC (a)
1,492,000	4.500	12/15/34	1,301,099
Men’s Wearhouse LLC (a)(b)
2,230,000	9.000	02/01/31	2,357,712
Michaels Cos., Inc. (a)(b)
4,565,000	8.500	03/15/33	4,508,303
Nordstrom, Inc. (a)
740,000	4.375	04/01/30	703,111
270,000	4.250	08/01/31	248,662
Park River Holdings, Inc. (a)(b)
2,122,000	8.750	12/31/30	2,013,990
2,594,000	8.000	03/15/31	2,610,135
Patrick Industries, Inc. (a)(b)
2,617,000	4.750	05/01/29	2,570,810
3,689,000	6.375	11/01/32	3,716,631
Petco Health & Wellness Co., Inc. (a)(b)
294,000	8.250	02/01/31	297,031
PetSmart LLC/PetSmart Finance Corp. (a)(b)
4,424,000	7.500	09/15/32	4,478,681
1,329,000	10.000	09/15/33	1,341,532
QXO Building Products, Inc. (a)(b)
375,000	6.750	04/30/32	382,549
Sally Holdings LLC/Sally Capital, Inc. (a)
750,000	6.750	04/01/32	772,792
Sonic Automotive, Inc. (a)(b)
2,074,000	4.625	11/15/29	2,026,879
2,681,000	4.875	11/15/31	2,579,471
Specialty Building Products Holdings LLC/SBP Finance Corp. (a)(b)
2,131,000	7.750	10/15/29	1,880,735
Suburban Propane Partners LP/Suburban Energy Finance Corp. (a)(b)
6,601,000	5.000	06/01/31	6,349,898
1,330,000	6.500	12/15/35	1,315,663
Superior Plus LP/Superior General Partner, Inc. (a)(b)
7,763,000	4.500	03/15/29	7,539,658
Victra Holdings LLC/Victra Finance Corp. (a)(b)
880,000	8.750	09/15/29	919,574
White Cap Supply Holdings LLC (a)(b)
5,453,000	7.375	11/15/30	5,513,419
Yum! Brands, Inc. (a)
2,899,000	3.625	03/15/31	2,700,129

			132,181,393

The accompanying notes are an integral part of these financial statements.	15

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(a)(b) –0.2%
Entegris, Inc.
$1,500,000	4.375%	04/15/28	$1,479,690
725,000	4.750	04/15/29	720,229
ON Semiconductor Corp.
2,570,000	3.875	09/01/28	2,501,587

			4,701,506

Software(a) –2.6%
AthenaHealth Group, Inc. (b)
9,732,000	6.500	02/15/30	9,274,304
Clarivate Science Holdings Corp. (b)
725,000	3.875	07/01/28	700,017
1,457,000	4.875	07/01/29	1,320,494
Cloud Software Group, Inc. (b)
3,138,000	6.500	03/31/29	3,055,784
6,716,000	9.000	09/30/29	6,593,164
5,670,000	8.250	06/30/32	5,385,196
280,000	6.625	08/15/33	251,084
CoreWeave, Inc. (b)
3,500,000	9.250	06/01/30	3,543,750
1,850,000	9.000	02/01/31	1,838,844
615,000	9.750	10/01/31	618,813
Elastic NV (b)
190,000	4.125	07/15/29	180,255
Fair Isaac Corp. (b)
8,377,000	4.000	06/15/28	8,180,643
5,330,000	6.000	05/15/33	5,256,872
OAK-Eagle Acquireco, Inc. (b)
6,130,000	7.250	07/01/33	6,308,383
6,163,000	8.750	07/01/34	6,403,912
Open Text Corp. (b)
1,010,000	3.875	02/15/28	976,923
4,405,000	3.875	12/01/29	3,978,420
Open Text Holdings, Inc. (b)
2,010,000	4.125	02/15/30	1,810,668
SS&C Technologies, Inc. (b)
1,750,000	5.500	09/30/27	1,749,825
Twilio, Inc.
4,817,000	3.625	03/15/29	4,628,318
UKG, Inc. (b)
330,000	6.875	02/01/31	321,031
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (b)
1,632,000	3.875	02/01/29	1,325,249

			73,701,949

Telecommunication Services(a) –4.1%
Altice France SA (b)
588,453	6.875	07/15/32	578,755
APLD ComputeCo 2 LLC (b)
5,370,000	6.750	03/15/31	5,323,442
APLD ComputeCo LLC (b)
4,415,000	9.250	12/15/30	4,742,549
Black Pearl Compute LLC (b)
3,200,000	6.125	02/15/31	3,248,064
Ciena Corp. (b)
1,991,000	4.000	01/31/30	1,909,269
Cipher Compute LLC (b)
3,620,000	7.125	11/15/30	3,754,012

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services(a) – (continued)
Connect Holding II LLC (b)
$3,525,000	10.500%		04/03/31	$3,590,530
Core Scientific Finance I LLC (b)
3,318,000	7.750		05/15/31	3,310,103
Digicel International Finance Ltd./Difl U.S. LLC (b)
2,250,000	8.625		08/01/32	2,334,375
EchoStar Corp.
7,305,000	10.750		11/30/29	7,922,565
(PIK 6.750%, Cash 6.750%)
450,000	6.750	(c)	11/30/30	456,840
Flash Compute LLC (b)
520,000	7.250		12/31/30	530,436
Frontier Communications Holdings LLC
4,550,000	5.000	(b)	05/01/28	4,550,000
650,000	6.750	(b)	05/01/29	650,000
2,250,000	5.875		11/01/29	2,262,353
1,500,000	6.000	(b)	01/15/30	1,508,595
Iliad Holding SAS (b)
2,200,000	7.000		10/15/28	2,216,192
1,760,000	8.500		04/15/31	1,865,934
3,656,000	7.000		04/15/32	3,712,997
Level 3 Financing, Inc. (b)
950,000	3.750		07/15/29	896,743
3,200,000	6.875		06/30/33	3,304,864
4,722,000	7.000		03/31/34	4,909,133
2,100,000	8.500		01/15/36	2,252,502
Lumen Technologies, Inc. (b)
550,000	5.375		06/15/29	531,702
Meridian Arc Holdco LLC (b)
5,348,000	6.250		04/30/31	5,348,588
Sable International Finance Ltd. (b)
2,335,000	7.125		10/15/32	2,342,822
SV RNO Property Owner 1 LLC (b)
5,853,000	5.875		03/01/31	5,758,650
Uniti Services LLC (b)
7,946,000	7.500		10/15/33	8,371,985
Viasat, Inc. (b)
2,548,000	6.500		07/15/28	2,539,057
6,473,000	7.500		05/30/31	6,487,176
Viavi Solutions, Inc. (b)
2,484,000	3.750		10/01/29	2,365,290
Vmed O2 U.K. Financing I PLC (b)
3,268,000	4.750		07/15/31	2,827,408
2,441,000	7.750		04/15/32	2,376,338
1,252,000	6.750		01/15/33	1,147,183
Windstream Services LLC/Windstream Escrow Finance Corp. (b)
4,850,000	8.250		10/01/31	5,131,203
WULF Compute LLC (b)
2,985,000	7.750		10/15/30	3,136,160
Zegona Finance PLC (b)
4,431,000	8.625		07/15/29	4,644,574

				118,838,389

Transportation(a)(b) –0.7%
Danaos Corp.
3,383,000	6.875		10/15/32	3,477,927
RXO, Inc.
3,318,000	6.375		05/15/31	3,296,367

16	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Transportation(a)(b) – (continued)
Seaspan Corp.
$3,768,000	5.500%		08/01/29	$3,615,547
Star Leasing Co. LLC
3,060,000	7.625		02/15/30	2,956,786
Stonepeak Nile Parent LLC
2,127,000	7.250		03/15/32	2,225,671
Watco Cos. LLC/Watco Finance Corp.
2,887,000	7.125		08/01/32	2,997,774
XPO, Inc.
525,000	7.125		06/01/31	543,538
525,000	7.125		02/01/32	547,937

				19,661,547

TOTAL CORPORATE OBLIGATIONS (Cost $2,487,353,819)				$2,476,687,755

Bank Loans(f)–2.9%

Aerospace & Defense–0.1%
TransDigm, Inc.
(1 mo. USD Term SOFR + 2.250%)
$2,865,600	5.902%		03/22/30	$2,869,411
(1 mo. USD Term SOFR + 2.500%)
855,657	6.152		01/19/32	856,795

				3,726,206

Auto Parts & Equipment–0.1%
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
1,480,643	6.152		05/06/30	1,485,736
Tenneco, Inc.
(3 mo. USD Term SOFR + 5.000%)
500,000	8.756–
	8.799		11/17/28	499,320

				1,985,056

Building Materials–0.1%
CP Atlas Buyer, Inc.
(1 mo. USD Term SOFR + 5.250%)
2,544,719	8.902		07/08/30	2,269,584
Emrld Borrower LP
(3 mo. USD Term SOFR + 2.250%)
1,820,827	5.923		05/31/30	1,822,120

				4,091,704

Chemicals–0.1%
Ineos U.S. Finance LLC
1,000,000	0.000	(g)	02/18/30	927,750
Olympus Water U.S. Holding Corp.
298,489	0.000	(g)	06/20/31	294,498
TPC Group, Inc.
(6 mo. USD Term SOFR + 5.750%)
1,840,703	9.386		12/16/31	1,751,963

				2,974,211

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(f)–(continued)

Commercial Services–0.2%
Allied Universal Holdco LLC
(1 mo. USD Term SOFR + 3.250%)
$1,061,832	6.902%		08/20/32	$1,064,412
Crash Champions LLC
(3 mo. USD Term SOFR + 4.750%)
855,646	8.423		02/23/29	813,291
Mavis Tire Express Services Corp.
(6 mo. USD Term SOFR + 3.000%)
1,567,085	6.669		05/04/28	1,568,245
Signal Parent, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,487,193	7.263		04/03/28	900,094

				4,346,042

Computers–0.2%
Bingo Holdings I LLC
(3 mo. USD Term SOFR + 4.750%)
796,000	8.450		06/30/32	787,045
Fortress Intermediate 3, Inc.
(1 mo. USD Term SOFR + 3.000%)
4,308,375	6.661		06/27/31	4,281,448
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
845,718	6.652		03/01/29	743,174

				5,811,667

Containers & Packaging–0.1%
Clydesdale Acquisition Holdings, Inc.
1,280,000	0.000	(g)	04/13/29	1,218,176
LABL, Inc.
168,870	0.000	(g)(h)	12/02/26	141,851
(3 mo. USD Term SOFR + 6.750%)
174,262	10.410–
	10.461		12/02/26	173,682
Sword Purchaser LLC
1,555,000	0.000	(g)	04/11/33	1,507,697

				3,041,406

Diversified Financial Services–0.0%
Focus Financial Partners LLC
(1 mo. USD Term SOFR + 2.500%)
148,185	6.152		09/15/31	146,951

Entertainment–0.1%
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
352,113	8.157		12/02/31	351,623
Great Canadian Gaming Corp.
653,000	0.000	(g)	11/01/29	634,840
Peninsula Pacific Entertainment LLC
(3 mo. USD Term SOFR + 4.750%)
1,275,000	8.450		10/01/32	1,266,496

				2,252,959

Forest Products & Paper–0.0%
Glatfelter Corp.
(3 mo. USD Term SOFR + 4.250%)
151,161	7.923		11/04/31	145,039

The accompanying notes are an integral part of these financial statements.	17

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f)–(continued)

Health Care Services–0.1%
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.750%)
$1,767,192	7.423%	05/19/31	$1,758,727
MPH Acquisition Holdings LLC
(3 mo. USD Term SOFR + 3.750%)
856,079	7.413	12/31/30	854,367

			2,613,094

Insurance–0.1%
Acrisure LLC
(1 mo. USD Term SOFR + 3.000%)
447,733	6.652	11/06/30	439,897
Asurion LLC
(1 mo. USD Term SOFR + 5.250%)
392,523	9.017	01/20/29	393,442
(1 mo. USD Term SOFR + 4.250%)
994,950	7.902	09/19/30	995,487
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 4.750%)
1,700,000	8.450	05/06/32	1,678,750

			3,507,576

Media–0.7%
CSC Holdings LLC
(3 mo. U.S. (Fed) Prime Rate + 1.500%)
7,798,408	8.250	04/15/27	6,875,155
E.W. Scripps Co.
(1 mo. USD Term SOFR + 3.350%)
1,369,426	7.126	11/30/29	1,344,886
EW Scripps Co.
(1 mo. USD Term SOFR + 5.750%)
581,503	9.526	06/30/28	583,806
Radiate Holdco LLC
(1 mo. USD Term SOFR + 3.500%)
12,004,967	7.267	09/25/29	10,922,839

			19,726,686

Pharmaceuticals–0.3%
Bausch Health Cos., Inc.
(1 mo. USD Term SOFR + 6.250%)
6,862,976	9.902	10/08/30	6,672,529
Endo Luxembourg Finance Co. I SARL
(1 mo. USD Term SOFR + 3.750%)
2,323,207	7.402	04/23/31	2,295,909

			8,968,438

Retail–0.6%
Evergreen Acqco 1 LP
(3 mo. USD Term SOFR + 3.000%)
3,067,833	6.686	09/17/32	3,069,766
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
3,602,716	6.154	12/16/30	3,611,147
LBM Acquisition LLC
(1 mo. USD Term SOFR + 3.750%)
2,582,214	7.502	06/06/31	2,148,402

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f)–(continued)

Retail–(continued)
Men’s Wearhouse, Inc.
(3 mo. USD Term SOFR + 5.750%)
$2,217,000	9.414%	01/28/31	$2,232,940
Park River Holdings, Inc.
(3 mo. USD Term SOFR + 4.500%)
1,870,313	8.192	03/15/31	1,866,179
PetSmart, Inc.
(1 mo. USD Term SOFR + 4.000%)
2,695,000	7.652	08/18/32	2,703,435
Specialty Building Products Holdings LLC
(1 mo. USD Term SOFR + 3.750%)
2,081,161	7.502	10/16/28	1,804,117
White Cap Buyer LLC
(1 mo. USD Term SOFR + 3.250%)
826,824	6.918	10/19/29	821,582

			18,257,568

Software(g)–0.1%
Electronic Arts, Inc.
2,000,000	0.000	03/24/33	2,000,500

Telecommunications–0.0%
Level 3 Financing, Inc.
(1 mo. USD Term SOFR + 3.250%)
400,000	6.902	03/29/32	400,856

Transportation–0.0%
Forward Air Corp.
(3 mo. USD Term SOFR + 4.500%)
273,000	8.163	12/19/30	270,952

TOTAL BANK LOANS (Cost $84,539,756)			$84,266,911

U.S. Treasury Obligations – 1.8%

U.S. Treasury Bills(e)
$2,000,000	0.000%	02/18/27	$1,942,186
U.S. Treasury Notes
2,300,000	3.500	10/31/27	2,287,422
3,200,000	3.375	02/29/28	3,172,000
19,640,000	3.875	03/31/28	19,636,164
21,205,000	3.875	06/30/30	21,113,885
400,000	3.625	08/31/30	394,000
1,400,000	3.875	09/30/32	1,377,031

TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,087,469)			$49,922,688

Shares	Description		Value

Exchange Traded Funds – 2.6%

1,538,941	iShares Broad USD High Yield Corporate Bond ETF		$57,294,773

18	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Shares	Description	Value

Exchange Traded Funds – (continued)

475,000	PGIM Active High Yield Bond ETF	$16,672,500

TOTAL EXCHANGE TRADED FUNDS (Cost $74,339,841)		$73,967,273

Shares	Dividend Rate	Value

Investment Company(i) –5.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
158,434,973	3.537%	$158,434,973
(Cost $158,434,973)

TOTAL INVESTMENTS – 99.2% (Cost $2,854,755,858)		$2,843,279,600

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		24,372,759

NET ASSETS – 100.0%		$2,867,652,359

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2026.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Citibank NA	USD	25,627	EUR	22,133	06/17/26	$(407)

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	232	06/18/26	$3,649,594	$(287,464)
20 Year U.S. Treasury Bonds	81	06/18/26	5,416,500	(161,507)
5 Year U.S. Treasury Notes	124	06/30/26	13,371,656	(10,523)
iBoxx iShares $ High Yield Corporate Bond Index	551	06/01/26	100,254,450	(242,560)
U.S. Corporate High Yield Very Liquid Index	305	06/16/26	34,541,250	192,150
Ultra Long U.S. Treasury Bonds	11	06/18/26	1,265,344	(26,812)

Total				$(536,716)

The accompanying notes are an integral part of these financial statements.	19

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(243)	06/30/26	$(40,182,250)	$82,406
5 Year U.S. Treasury Notes	(544)	06/30/26	(58,662,750)	635,755
Ultra 10-Year U.S. Treasury Notes	(3)	06/18/26	(338,578)	984
Ultra Long U.S. Treasury Bonds	(3)	06/18/26	(345,094)	16,016

Total				$735,161

TOTAL FUTURES CONTRACTS				$198,445

SWAP CONTRACTS — At April 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 45	5.000%	3.124%	12/20/30	$ 8,168	$645,077	$479,935	$165,142
CDX.NA.HY Ind 46	5.000	3.307	06/20/31	10,930	842,664	493,429	349,235

TOTAL					$1,487,741	$973,364	$514,377

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
CVR	—Contingent Value Rights
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate

Abbreviations:
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.HY Ind 46	—CDX North America High Yield Index 46

20	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Statement of Assets and Liabilities April 30, 2026 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $2,696,320,885)	$2,684,844,627

Investments in affiliated issuers, at value (cost $158,434,973)	158,434,973

Cash	9,628,650

Foreign currencies, at value (cost $15,352)	15,651

Variation margin on futures contracts	273,546

Variation margin on swaps contracts	65,751

Receivables:

Interest and dividends	41,337,083

Investments sold	5,845,543

Fund shares sold	1,158,200

Due from broker	461,000

Foreign tax reclaims	2,388

Other assets	55,673

Total assets	2,902,123,085

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	407

Payables:

Investments purchased	25,063,772

Investments purchased on an extended-settlement basis	8,599,244

Management fees	331,881

Fund shares redeemed	24,027

Distribution and Service fees and Transfer Agency fees	23,318

Due to broker	7,250

Income distributions	1,305

Accrued expenses	419,522

Total liabilities	34,470,726

Net Assets:

Paid-in capital	2,884,263,168

Total distributable loss	(16,610,809)

NET ASSETS	$2,867,652,359

Shares Outstanding $0.001 par value (unlimited shares authorized):	288,754,511

Net asset value per share:	$9.93

The accompanying notes are an integral part of these financial statements.	21

MULTI-MANAGER HIGH YIELD BOND FUND

Statement of Operations For the Six Months Ended April 30, 2026

Investment Income:

Interest	$77,105,888

Dividends — affiliated issuers	3,291,291

Dividends — unaffiliated issuers	2,187,482

Total investment income	82,584,661

Expenses:

Management fees	3,796,667

Custody, accounting and administrative services	623,402

Transfer Agency fees	253,111

Amortization of offering costs	152,063

Professional fees	83,334

Registration fees	11,309

Printing and mailing costs	8,458

Other	147,918

Total expenses	5,076,262

Less — expense reductions	(1,187,600)

Net expenses	3,888,662

NET INVESTMENT INCOME	78,695,999

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(3,931,766)

Futures contracts	422,629

Swap contracts	67,075

Forward foreign currency exchange contracts	17,962

Foreign currency transactions	(117)

Net unrealized gain (loss) on:

Investments — unaffiliated issuers	(11,543,990)

Futures contracts	341,783

Swap contracts	384,201

Forward foreign currency exchange contracts	(12,148)

Foreign currency translation	438

Net realized and unrealized loss	(14,253,933)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,442,066

22	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Period Ended October 31, 2025(a)

From operations:

Net investment income	$78,695,999	$2,053,289

Net realized loss	(3,424,217)	(31,685)

Net unrealized gain (loss)	(10,829,716)	66,172

Net increase in net assets resulting from operations	64,442,066	2,087,776

Distributions to shareholders:

From distributable earnings	(80,979,048)	(2,166,446)

From return of capital	—	(38,090)

Total distributions to shareholders	(80,979,048)	(2,204,536)

From share transactions:

Proceeds from sales of shares	1,771,958,856	1,121,033,668

Reinvestment of distributions	80,977,743	2,204,536

Cost of shares redeemed	(91,868,692)	(10)

Net increase in net assets resulting from share transactions	1,761,067,907	1,123,238,194

TOTAL INCREASE	1,744,530,925	1,123,121,434

Net assets:

Beginning of period	1,123,121,434	—

End of period	$2,867,652,359	$1,123,121,434

(a)	Commenced operations on October 14, 2025.

The accompanying notes are an integral part of these financial statements.	23

MULTI-MANAGER HIGH YIELD BOND FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout The Period

	Multi-Manager High Yield Bond Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Period Ended October 31, 2025(a)

Per Share Data

Net asset value, beginning of period	$10.00		$10.00

Net investment income(b)	0.31		0.02

Net realized and unrealized gain (loss)	(0.06)		0.01

Total from investment operations	0.25		0.03

Distributions to shareholders from net investment income	(0.32)		(0.03)

Distributions to shareholders from return of capital	—		(0.00	)(c)

Total distributions	(0.32)		(0.03)

Net asset value, end of period	$9.93		$10.00

Total return(d)	2.49%		0.25%

Net assets, end of period (in 000s)	$2,867,652		$1,123,121

Ratio of net expenses to average net assets	0.31	%(e)	0.44	%(e)

Ratio of total expenses to average net assets	0.39	%(e)	0.49	%(e)

Ratio of net investment income to average net assets	6.22	%(e)	5.10	%(e)

Portfolio turnover rate(f)	24%		2%

(a)	Commenced operations on October 14, 2025.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements April 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Multi-Manager High Yield Bond Fund (the “Fund”). The Fund is a diversified portfolio that currently offers Class P shares.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. As of April 30, 2026, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Fund with Blackstone Credit Systematic Strategies LLC, Eaton Vance Management and PGIM Fixed Income, a business unit of PGIM, Inc. (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Fund is not charged any separate or additional investment advisory fees by the Underlying Managers. The Fund commenced operations on October 14, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Offering and Organization Costs — Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed on the first day of operations.

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid annually, respectively.

25

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G. Segment Reporting — The Fund follows the Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s

26

MULTI-MANAGER HIGH YIELD BOND FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

27

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

28

MULTI-MANAGER HIGH YIELD BOND FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2026:

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$2,476,687,755	$—

Bank Loans	—	84,125,060	141,851

U.S. Treasury Obligations	49,922,688	—	—

Exchange Traded Funds	73,967,273	—	—

Investment Company	158,434,973	—	—

Total	$282,324,934	$2,560,812,815	$141,851

29

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Futures Contracts	$927,311	$—	$—

Credit Default Swap Contracts	—	514,377	—

Total	$927,311	$514,377	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(407)	$—

Futures Contracts	(728,866)	—	—

Total	$(728,866)	$(407)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2026. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Multi-Manager High Yield Bond

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$514,377	(a)	—	$—

Currency	—	—		Payable for unrealized loss on forward foreign currency exchange contracts	(407)

Equity	Variation margin on futures contracts	192,150	(a)	Variation margin on futures contracts	(242,560	)(a)

Interest rate	Variation margin on swap contracts	735,161	(a)	Variation margin on futures contracts	(486,306	)(a)

Total		$1,441,688			$(729,273)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities .

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

30

MULTI-MANAGER HIGH YIELD BOND FUND

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Manager High Yield Bond

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net unrealized gain (loss) on swap contracts	$67,075	$384,201

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain (loss) on forward foreign currency exchange contracts	17,962	(12,148)

Equity	Net realized gain (loss) from futures contracts/Net unrealized gain (loss) on futures contracts	310,935	(50,410)

Interest rate	Net realized gain (loss) from futures contracts/Net unrealized gain (loss) on futures contracts	111,694	392,193

Total		$507,666	$713,836

For the six months ended April 30, 2026, the relevant values for each derivative type were as follows:

Average Number of Contracts or Notional Amounts(a)

Futures Contracts	Forward Contracts	Swap Agreements

1,520	$985,209	$16,830,958

(a)

Amounts disclosed represent weighted average number of contracts for futures contracts, or notional amounts for forward contracts and swap agreements, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended April 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate	Effective Net Management Rate#*

0.30%	0.21%

*

GSAM has agreed to waive a portion of its management fee for the Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2027, and prior to such date, GSAM may not terminate the applicable arrangement without the approval of the Trustees.

#	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2026, GSAM waived $145,277 of the Fund’s management fee.

31

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the underlying managers. This arrangement will remain in effect at least through October 31, 2026. For the six months ended April 30, 2026, GSAM waived $1,042,323, of the Fund’s management fee.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.02% of the average daily net assets of Class P Shares.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.44%. These Other Expense limitations will remain in place through at least October 31, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Total Expense Reductions

$1,187,600	$1,187,600

D. Line of Credit Facility — As of April 30, 2026, the Fund participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2026, the Fund did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

E. Other Transactions with Affiliates — For the six months ended April 30, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2026:

Fund	Underlying Fund	Beginning Value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Multi-Manager High Yield Bond	Goldman Sachs Financial Square Government Fund — Institutional Shares	$99,777,179	$863,397,760	$(804,739,966)	$158,434,973	158,434,973	$3,291,291

32

MULTI-MANAGER HIGH YIELD BOND FUND

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2026, were as follows.

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Multi-Manager High Yield Bond	$46,034,783	$2,125,361,703	$541,173,449

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2025, the Fund’s capital loss carryforwards were as follows:

Capital loss carryforwards:

Perpetual Short-Term	$(18,936)

Perpetual Long-Term	(73,521)

Total capital loss carryforwards	(92,457)

As of April 30, 2026, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,856,347,722

Gross unrealized gain	17,066,314

Gross unrealized loss	(30,134,436)

Net unrealized gain	$(13,068,122)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, differences in the tax treatment of swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Asset Allocation Risk — The Fund’s allocations to the various asset classes may cause the Fund to underperform other funds with a similar investment objective.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set

33

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

8. OTHER RISKS (continued)

aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

34

MULTI-MANAGER HIGH YIELD BOND FUND

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited, to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates or deteriorating market conditions may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption

35

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

8. OTHER RISKS (continued)

obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, and have a claim on the assets of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Nevertheless, senior loans may become subordinated to other debt holders and creditors. Senior loans are usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

36

MULTI-MANAGER HIGH YIELD BOND FUND

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager High Yield Bond Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		Period Ended October 31, 2025(a)

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	177,594,332	$1,771,958,856	112,042,818	$1,121,033,668

Reinvestment of distributions	8,125,795	80,977,743	220,453	2,204,536

Shares redeemed	(9,228,886)	(91,868,692)	(1)	(10)

NET INCREASE	176,491,241	$1,761,067,907	112,263,270	$1,123,238,194

(a)	Commenced operations on October 14, 2025.

37

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. MMHGHYIESAR-26

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2026 Goldman Sachs GQG Partners International Opportunities Fund

Goldman Sachs GQG Partners International Opportunities Fund

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 91.5%

Belgium – 1.1%
8,286,121	Anheuser-Busch InBev SA (Beverages)	$626,112,343

Brazil – 3.2%
8,762,500	Axia Energia SA (Electric Utilities)	109,801,108
33,079,111	Banco BTG Pactual SA (Capital Markets)	396,404,226
58,879,115	Petroleo Brasileiro SA - Petrobras ADR (Oil, Gas & Consumable Fuels)	1,297,106,903

		1,803,312,237

Canada – 9.2%
12,453,979	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	594,483,011
19,753,313	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	577,904,560
35,893,477	Enbridge, Inc.(a) (Oil, Gas & Consumable Fuels)	1,990,808,376
907,983	Franco-Nevada Corp. (Metals & Mining)	209,477,463
3,385,302	Intact Financial Corp. (Insurance)	652,312,692
9,586,638	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	656,917,779
8,573,661	TC Energy Corp. (Oil, Gas & Consumable Fuels)	574,880,586

		5,256,784,467

France – 6.2%
7,798,504	Danone SA (Food Products)	610,997,366
989,336	Thales SA (Aerospace & Defense)	271,807,301
28,576,309	TotalEnergies SE (Oil, Gas & Consumable Fuels)	2,656,840,442

		3,539,645,109

Germany – 3.3%
5,871,358	Bayerische Motoren Werke AG(a) (Automobiles)	537,306,480
8,948,953	Deutsche Telekom AG (Diversified Telecommunication Services)	289,056,875
29,432,687	E.ON SE (Multi-Utilities)	652,529,811
3,951,415	Mercedes-Benz Group AG (Automobiles)	230,328,386
884,850	SAP SE (Software)	148,560,176

		1,857,781,728

India – 13.2%
33,429,320	Adani Energy Solutions Ltd.* (Electric Utilities)	475,257,305
30,268,794	Adani Enterprises Ltd. (Trading Companies & Distributors)	772,148,184

Shares	Description	Value

Common Stocks (continued)

India (continued)
36,965,861	Adani Green Energy Ltd.* (Independent Power and Renewable Electricity Producers)	$481,172,618
51,309,967	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	901,560,202
584,162,269	Adani Power Ltd.* (Independent Power and Renewable Electricity Producers)	1,374,565,997
43,311,205	Bharti Airtel Ltd. (Wireless Telecommunication Services)	865,787,815
367,526,181	GMR Airports Ltd.* (Transportation Infrastructure)	375,573,207
13,986,861	HDFC Bank Ltd. ADR (Banks)	355,406,138
41,809,101	ICICI Bank Ltd. ADR (Banks)	1,111,703,995
238,384,367	ITC Ltd. (Tobacco)	793,710,353

		7,506,885,814

Israel – 0.3%
7,806,235	Bank Leumi Le-Israel BM (Banks)	197,612,060

Italy – 3.3%
124,698,001	Enel SpA (Electric Utilities)	1,455,934,335
14,410,882	Eni SpA (Oil, Gas & Consumable Fuels)	407,487,920

		1,863,422,255

Japan – 3.9%
27,370,800	Japan Tobacco, Inc. (Tobacco)	1,019,691,730
10,204,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	341,174,851
18,892,625	Tokio Marine Holdings, Inc. (Insurance)	865,221,214

		2,226,087,795

Netherlands – 2.5%
8,831,949	Heineken NV (Beverages)	687,565,110
15,461,494	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	726,218,031

		1,413,783,141

Russia*(b) – 0.0%
48,039,056	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
3,681,622	LUKOIL PJSC (Oil, Gas & Consumable Fuels)	—
34,154,161	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	—

		—

Spain – 4.2%
37,336,134	CaixaBank SA (Banks)	475,227,052

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Spain (continued)
82,873,349	Iberdrola SA (Electric Utilities)	$1,942,900,292

		2,418,127,344

Switzerland – 0.4%
16,598	Chocoladefabriken Lindt & Spruengli AG (Food Products)	203,399,053

United Arab Emirates – 1.4%
66,961,161	First Abu Dhabi Bank PJSC (Banks)	320,121,420
4,371,700	International Holding Co. PJSC* (Industrial Conglomerates)	465,203,273

		785,324,693

United Kingdom – 15.2%
10,068,381	AstraZeneca PLC (Pharmaceuticals)	1,910,195,492
41,092,050	British American Tobacco PLC (Tobacco)	2,420,108,084
13,824,103	British American Tobacco PLC ADR (Tobacco)	812,857,256
24,320,044	Imperial Brands PLC (Tobacco)	923,982,504
81,094,291	National Grid PLC (Multi-Utilities)	1,451,634,476
15,120,590	SSE PLC (Electric Utilities)	541,383,041
10,142,161	Unilever PLC (Personal Products)	591,441,347

		8,651,602,200

United States – 24.1%
77,562,492	BP PLC (Oil, Gas & Consumable Fuels)	613,971,565
3,439,177	Chevron Corp. (Oil, Gas & Consumable Fuels)	664,827,306
7,316,195	Chubb Ltd. (Insurance)	2,392,395,765
16,760,571	Nestle SA (Food Products)	1,696,834,223
13,103,929	Novartis AG (Pharmaceuticals)	1,936,625,332
22,297,764	Philip Morris International, Inc. (Tobacco)	3,680,691,904
1,377,073	Roche Holding AG (Pharmaceuticals)	561,157,027
10,251,389	Sanofi SA (Pharmaceuticals)	959,288,600
27,048,305	Shell PLC (Oil, Gas & Consumable Fuels)	1,221,248,575

		13,727,040,297

TOTAL COMMON STOCKS (Cost $40,673,213,959)		$52,076,920,536

Shares	Dividend Rate	Value

Preferred Stocks – 4.1%

Brazil – 4.1%
Itau Unibanco Holding SA (Banks)
122,254,392	7.892%	$1,066,312,693
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)
126,786,587	7.287%	1,256,651,256

TOTAL PREFERRED STOCKS (Cost $1,203,861,662)		$2,322,963,949

Investment Company(c) – 4.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,805,016,180	3.537%	$2,805,016,180
(Cost $2,805,016,180)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
387,492,000	3.537%	$387,492,000
(Cost $387,492,000)

TOTAL INVESTMENTS – 101.2% (Cost $45,069,583,801)		$57,592,392,665

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(656,141,422)

NET ASSETS – 100.0%		$56,936,251,243

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

SECTOR ALLOCATION AS OF APRIL 30, 2026

Sector	% of Total Market Value

Consumer Staples	25.9%

Energy	21.9

Utilities	14.8

Financials	13.7

Health Care	10.0

Investment Company	4.9

Industrials	4.9

Communication Services	2.0

Consumer Discretionary	1.3

Materials	0.4

Information Technology	0.2

100.0%

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
SpA	—Stand-by Purchase Agreement

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Assets and Liabilities April 30, 2026 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $41,877,075,621)(a)	$54,399,884,485
Investments in affiliated issuers, at value (cost $2,805,016,180)	2,805,016,180
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	387,492,000
Cash	57,245,228
Foreign currencies, at value (cost $7,213,463)	7,249,621
Receivables:
Dividends	129,257,442
Investments sold on an extended-settlement basis	103,317,706
Foreign tax reclaims	90,365,177
Fund shares sold	45,367,471
Investments sold	14,534,263
Reimbursement from investment adviser	399,435
Other assets	475,281

Total assets	58,040,604,289

Liabilities:

Payables:
Payable upon return of securities loaned	387,492,000
Investments purchased on an extended-settlement basis	321,378,574
Foreign Capital Gains taxes	314,298,012
Fund shares redeemed	59,105,164
Management fees	16,213,159
Distribution and Service fees and Transfer Agency fees	1,502,199
Investments purchased	1,196,054
Accrued expenses	3,167,884

Total liabilities	1,104,353,046

Net Assets:

Paid-in capital	42,178,409,095
Total distributable earnings	14,757,842,148

NET ASSETS	$56,936,251,243

Net Assets:
Class A	$710,515,604
Class C	162,109,074
Institutional	36,274,471,001
Investor	10,549,986,012
Class R6	4,369,004,006
Class R	7,867,671
Class P	4,862,297,875
Total Net Assets	$56,936,251,243
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	29,558,710
Class C	6,985,362
Institutional	1,495,810,316
Investor	436,994,510
Class R6	180,239,170
Class R	333,295
Class P	200,625,406
Net asset value, offering and redemption price per share:(b)
Class A	24.04
Class C	23.21
Institutional	24.25
Investor	24.14
Class R6	24.24
Class R	23.61
Class P	24.24

(a)	Includes loaned securities having market value of $372,929,780.
(b)

Maximum public offering price per share for Class A Shares is $25.44. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Operations For the Six Months Ended April 30, 2026 (Unaudited)

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $83,976,381)	$891,884,574

Dividends — affiliated issuers	26,381,860

Securities lending income, net of rebates received or paid to borrowers	7,660,788

Interest	113,795

Total investment income	926,041,017

Expenses:

Management fees	195,305,006

Transfer Agency fees(a)	16,912,286

Custody, accounting and administrative services	4,204,972

Distribution and Service (12b-1) fees(a)	1,442,857

Printing and mailing costs	1,157,325

Registration fees	523,030

Service fees — Class C	197,463

Professional fees	185,842

Trustee fees	63,964

Other	125,067

Total expenses	220,117,812

Less — expense reductions	(4,096,690)

Net expenses	216,021,122

NET INVESTMENT INCOME	710,019,895

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $(77,815,128))	2,298,847,634

Foreign currency transactions	(11,853,284)

Net change in unrealized gain on:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $30,368,722)	3,691,355,563

Foreign currency translation	1,072,339

Net realized and unrealized gain	5,979,422,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,689,442,147

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Goldman Sachs GQG Partners International Opportunities Fund	$831,494	$592,387	$18,976	$498,897	$118,477	$6,969,399	$7,966,908	$662,218	$5,693	$690,694

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Changes in Net Assets

	Goldman Sachs GQG Partners International Opportunities Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income	$710,019,895	$1,385,540,072

Net realized gain	2,286,994,350	1,234,923,501

Net change in unrealized gain	3,692,427,902	1,588,403,435

Net increase in net assets resulting from operations	6,689,442,147	4,208,867,008

Distributions to shareholders:

From distributable earnings:

Class A Shares	(30,388,288)	(35,236,830)

Class C Shares	(6,529,527)	(7,516,453)

Institutional Shares	(1,728,518,768)	(1,793,728,330)

Investor Shares	(527,250,049)	(604,130,857)

Class R6 Shares	(216,317,967)	(202,139,314)

Class R Shares	(348,607)	(383,086)

Class P Shares	(223,504,754)	(230,209,152)

Total distributions to shareholders	(2,732,857,960)	(2,873,344,022)

From share transactions:

Proceeds from sales of shares	6,281,491,784	17,255,881,981

Reinvestment of distributions	2,391,814,115	2,551,496,711

Cost of shares redeemed	(9,591,109,367)	(15,426,007,120)

Net increase (decrease) in net assets resulting from share transactions	(917,803,468)	4,381,371,572

TOTAL INCREASE	3,038,780,719	5,716,894,558

Net assets:

Beginning of period	53,897,470,524	48,180,575,966

End of period	$56,936,251,243	$53,897,470,524

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class A Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.39		$21.96	$17.52	$16.07	$20.36	$16.44

Net investment income(a)	0.26		0.52	0.37	0.57	0.75	0.28

Net realized and unrealized gain (loss)	2.46		1.15	4.47	1.62	(4.67)	3.64

Total from investment operations	2.72		1.67	4.84	2.19	(3.92)	3.92

Distributions to shareholders from net investment income	(0.49)		(0.37)	(0.40)	(0.74)	(0.37)	—

Distributions to shareholders from net realized gains	(0.58)		(0.87)	—	—	—	—

Total distributions	(1.07)		(1.24)	(0.40)	(0.74)	(0.37)	—

Net asset value, end of period	$24.04		$22.39	$21.96	$17.52	$16.07	$20.36

Total return(b)	12.60%		8.04%	27.99%	13.91%	(19.55)%	23.84%

Net assets, end of period (in 000s)	$710,516		$648,973	$633,767	$401,254	$417,464	$479,794

Ratio of net expenses to average net assets	1.12	%(c)	1.11%	1.11%	1.13%	1.14%	1.15%

Ratio of total expenses to average net assets	1.13	%(c)	1.14%	1.13%	1.16%	1.17%	1.19%

Ratio of net investment income to average net assets	2.25	%(c)	2.42%	1.70%	3.26%	4.17%	1.47%

Portfolio turnover rate(d)	23%		68%	88%	62%	137%	94%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class C Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$21.58		$21.22	$16.96	$15.58	$19.76	$16.08

Net investment income(a)	0.16		0.35	0.20	0.42	0.59	0.13

Net realized and unrealized gain (loss)	2.39		1.11	4.34	1.58	(4.53)	3.55

Total from investment operations	2.55		1.46	4.54	2.00	(3.94)	3.68

Distributions to shareholders from net investment income	(0.34)		(0.23)	(0.28)	(0.62)	(0.24)	—

Distributions to shareholders from net realized gains	(0.58)		(0.87)	—	—	—	—

Total distributions	(0.92)		(1.10)	(0.28)	(0.62)	(0.24)	—

Net asset value, end of period	$23.21		$21.58	$21.22	$16.96	$15.58	$19.76

Total return(b)	12.20%		7.21%	27.01%	13.06%	(20.12)%	22.82%

Net assets, end of period (in 000s)	$162,109		$153,054	$143,643	$93,751	$78,662	$97,057

Ratio of net expenses to average net assets	1.87	%(c)	1.86%	1.86%	1.88%	1.89%	1.90%

Ratio of total expenses to average net assets	1.88	%(c)	1.89%	1.88%	1.91%	1.92%	1.94%

Ratio of net investment income to average net assets	1.48	%(c)	1.67%	0.93%	2.48%	3.36%	0.69%

Portfolio turnover rate(d)	23%		68%	88%	62%	137%	94%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Institutional Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.62		$22.18	$17.69	$16.23	$20.55	$16.56

Net investment income(a)	0.30		0.60	0.45	0.63	0.82	0.35

Net realized and unrealized gain (loss)	2.48		1.16	4.51	1.64	(4.70)	3.67

Total from investment operations	2.78		1.76	4.96	2.27	(3.88)	4.02

Distributions to shareholders from net investment income	(0.57)		(0.45)	(0.47)	(0.81)	(0.44)	(0.03)

Distributions to shareholders from net realized gains	(0.58)		(0.87)	—	—	—	—

Total distributions	(1.15)		(1.32)	(0.47)	(0.81)	(0.44)	(0.03)

Net asset value, end of period	$24.25		$22.62	$22.18	$17.69	$16.23	$20.55

Total return(b)	12.77%		8.46%	28.44%	14.34%	(19.23)%	24.31%

Net assets, end of period (in 000s)	$36,274,471		$33,857,231	$29,932,140	$18,487,029	$14,193,048	$14,481,792

Ratio of net expenses to average net assets	0.76	%(c)	0.75%	0.75%	0.77%	0.76%	0.77%

Ratio of total expenses to average net assets	0.77	%(c)	0.78%	0.78%	0.79%	0.79%	0.81%

Ratio of net investment income to average net assets	2.59	%(c)	2.78%	2.04%	3.58%	4.54%	1.83%

Portfolio turnover rate(d)	23%		68%	88%	62%	137%	94%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Investor Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.51		$22.08	$17.61	$16.16	$20.47	$16.51

Net investment income(a)	0.28		0.58	0.42	0.61	0.80	0.33

Net realized and unrealized gain (loss)	2.48		1.15	4.50	1.63	(4.69)	3.64

Total from investment operations	2.76		1.73	4.92	2.24	(3.89)	3.97

Distributions to shareholders from net investment income	(0.55)		(0.43)	(0.45)	(0.79)	(0.42)	(0.01)

Distributions to shareholders from net realized gains	(0.58)		(0.87)	—	—	—	—

Total distributions	(1.13)		(1.30)	(0.45)	(0.79)	(0.42)	(0.01)

Net asset value, end of period	$24.14		$22.51	$22.08	$17.61	$16.16	$20.47

Total return(b)	12.71%		8.34%	28.33%	14.21%	(19.35)%	24.09%

Net assets, end of period (in 000s)	$10,549,986		$10,743,270	$10,146,055	$6,227,601	$4,425,913	$4,169,364

Ratio of net expenses to average net assets	0.87	%(c)	0.86%	0.86%	0.88%	0.89%	0.90%

Ratio of total expenses to average net assets	0.88	%(c)	0.89%	0.88%	0.91%	0.92%	0.94%

Ratio of net investment income to average net assets	2.46	%(c)	2.67%	1.93%	3.45%	4.42%	1.70%

Portfolio turnover rate(d)	23%		68%	88%	62%	137%	94%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class R6 Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.61		$22.17	$17.68	$16.23	$20.55	$16.56

Net investment income(a)	0.30		0.60	0.44	0.62	0.83	0.38

Net realized and unrealized gain (loss)	2.49		1.16	4.52	1.65	(4.71)	3.64

Total from investment operations	2.79		1.76	4.96	2.27	(3.88)	4.02

Distributions to shareholders from net investment income	(0.58)		(0.45)	(0.47)	(0.82)	(0.44)	(0.03)

Distributions to shareholders from net realized gains	(0.58)		(0.87)	—	—	—	—

Total distributions	(1.16)		(1.32)	(0.47)	(0.82)	(0.44)	(0.03)

Net asset value, end of period	$24.24		$22.61	$22.17	$17.68	$16.23	$20.55

Total return(b)	12.80%		8.44%	28.48%	14.31%	(19.17)%	24.27%

Net assets, end of period (in 000s)	$4,369,004		$4,218,225	$3,299,256	$1,565,411	$1,023,099	$757,796

Ratio of net expenses to average net assets	0.74	%(c)	0.73%	0.73%	0.75%	0.74%	0.75%

Ratio of total expenses to average net assets	0.76	%(c)	0.77%	0.77%	0.78%	0.78%	0.80%

Ratio of net investment income to average net assets	2.63	%(c)	2.77%	2.01%	3.48%	4.63%	1.97%

Portfolio turnover rate(d)	23%		68%	88%	62%	137%	94%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class R Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$21.98		$21.61	$17.27	$15.88	$20.11	$16.28

Net investment income(a)	0.22		0.46	0.30	0.48	0.69	0.22

Net realized and unrealized gain (loss)	2.43		1.12	4.42	1.64	(4.61)	3.61

Total from investment operations	2.65		1.58	4.72	2.12	(3.92)	3.83

Distributions to shareholders from net investment income	(0.44)		(0.34)	(0.38)	(0.73)	(0.31)	—

Distributions to shareholders from net realized gains	(0.58)		(0.87)	—	—	—	—

Total distributions	(1.02)		(1.21)	(0.38)	(0.73)	(0.31)	—

Net asset value, end of period	$23.61		$21.98	$21.61	$17.27	$15.88	$20.11

Total return(b)	12.45%		7.80%	27.68%	13.63%	(19.73)%	23.53%

Net assets, end of period (in 000s)	$7,868		$7,373	$6,745	$3,570	$1,215	$1,095

Ratio of net expenses to average net assets	1.37	%(c)	1.36%	1.36%	1.38%	1.39%	1.40%

Ratio of total expenses to average net assets	1.38	%(c)	1.39%	1.39%	1.41%	1.42%	1.44%

Ratio of net investment income to average net assets	1.99	%(c)	2.18%	1.40%	2.74%	3.88%	1.19%

Portfolio turnover rate(d)	23%		68%	88%	62%	137%	94%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class P Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.60		$22.17	$17.68	$16.22	$20.54	$16.55

Net investment income(a)	0.30		0.60	0.45	0.64	0.83	0.37

Net realized and unrealized gain (loss)	2.50		1.15	4.51	1.63	(4.71)	3.65

Total from investment operations	2.80		1.75	4.96	2.27	(3.88)	4.02

Distributions to shareholders from net investment income	(0.58)		(0.45)	(0.47)	(0.81)	(0.44)	(0.03)

Distributions to shareholders from net realized gains	(0.58)		(0.87)	—	—	—	—

Total distributions	(1.16)		(1.32)	(0.47)	(0.81)	(0.44)	(0.03)

Net asset value, end of period	$24.24		$22.60	$22.17	$17.68	$16.22	$20.54

Total return(b)	12.85%		8.44%	28.48%	14.38%	(19.22)%	24.34%

Net assets, end of period (in 000s)	$4,862,298		$4,269,344	$4,018,970	$2,635,558	$2,099,648	$2,330,569

Ratio of net expenses to average net assets	0.74	%(c)	0.73%	0.73%	0.75%	0.74%	0.75%

Ratio of total expenses to average net assets	0.76	%(c)	0.77%	0.77%	0.78%	0.78%	0.80%

Ratio of net investment income to average net assets	2.63	%(c)	2.79%	2.07%	3.60%	4.55%	1.90%

Portfolio turnover rate(d)	23%		68%	88%	62%	137%	94%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements April 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”). The Fund is a diversified portfolio that currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

GQG Partners LLC (“GQG Partners” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

14

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

15

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of April 30, 2026:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$ 1,787,231,553	$ 8,928,678,809	$0

Europe	2,395,004,151	18,178,869,022	—

North America	11,994,699,442	6,989,125,322	—

South America	1,803,312,237	—	—

Preferred Stocks	—	2,322,963,949	—

Securities Lending Reinvestment Vehicle	387,492,000	—	—

Investment Company	2,805,016,180	—	—

Total	$21,172,755,563	$36,419,637,102	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended April 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Next $62 billion	Over $70 billion	Effective Rate	Effective Net Management Rate^

Goldman Sachs GQG Partners International Opportunities Fund	0.85%	0.77%	0.73%	0.71%	0.70%	0.68%	0.71%	0.70%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2026, GSAM waived $1,164,755 of the Fund’s management fee.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2026, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Goldman Sachs GQG Partners International Opportunities Fund	$30,447

During the six months ended April 30, 2026, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 and Class P Shares of the Fund. This arrangement will remain in effect through at least February 28, 2027, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.014%. The Other Expense limitation will remain in place through at

18

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

least February 28, 2027, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GSAM may voluntarily waive a portion of any payments under the Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended April 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Goldman Sachs GQG Partners International Opportunities Fund	$1,164,755	$544,115	$2,387,820	$4,096,690

G. Line of Credit Facility — As of April 30, 2026, the Fund participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2026, the Fund did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the six months ended April 30, 2026, Goldman Sachs earned $5,933 of brokerage commissions from portfolio transactions, on behalf of the Fund.

The table below provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2026:

Fund	Underlying Fund	Beginning Value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs GQG Partners International Opportunities Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,739,497,864	$8,798,515,993	$(7,732,997,677)	$2,805,016,180	2,805,016,180	$26,381,860

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities six months ended April 30, 2026, were $12,311,487,875 and $16,383,075,264, respectively.

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is

19

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

6. SECURITIES LENDING (continued)

delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended April 30, 2026, are reported under Investment Income on the Statement of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

For the Six Months Ended April 30, 2026
Amounts Payable to
	Earnings of GSAL	Amounts Received	Goldman Sachs
	Relating to	by the Fund	Upon Return of
	Securities	from Lending to	Securities Loaned as of
Fund	Loaned	Goldman Sachs	April 30, 2026

Goldman Sachs GQG Partners International Opportunities Fund	$811,454	$218,013	$95,060,000

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended April 30, 2026:

	Beginning			Ending
	Value as of	Purchases	Proceeds	Value as of	Shares as of
Fund	October 31, 2025	at cost	from Sales	April 30, 2026	April 30, 2026

Goldman Sachs GQG Partners International Opportunities Fund	$48,445,700	$8,538,991,911	$(8,199,945,611)	$387,492,000	387,492,000

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

7. TAX INFORMATION

As of April 30, 2026, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$45,279,359,203

Gross unrealized gain	14,065,906,766

Gross unrealized loss	(1,752,873,304)

Net unrealized gain	$12,313,033,462

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and non-shareholder capital contributions.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Depositary Receipts Risk - Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

8. OTHER RISKS (continued)

currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

22

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

23

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs GQG Partners International Opportunities Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	5,590,713	$129,843,934	12,990,224	$277,503,888

Reinvestment of distributions	1,142,457	25,424,659	1,525,533	30,978,256

Shares redeemed	(6,162,015)	(141,815,524)	(14,383,217)	(307,531,751)

	571,155	13,453,069	132,540	950,393

Class C Shares

Shares sold	557,689	12,499,760	1,367,675	28,350,103

Reinvestment of distributions	270,521	5,817,080	339,423	6,683,779

Shares redeemed	(934,842)	(20,954,960)	(1,382,847)	(28,627,360)

	(106,632)	(2,638,120)	324,251	6,406,522

Institutional Shares

Shares sold	164,150,161	3,831,535,608	497,378,016	10,621,938,530

Reinvestment of distributions	63,788,684	1,431,208,894	73,993,500	1,513,575,063

Shares redeemed	(229,171,074)	(5,338,439,285)	(423,908,855)	(9,078,214,563)

	(1,232,229)	(75,694,783)	147,462,661	3,057,299,030

Investor Shares

Shares sold	54,290,460	1,265,148,528	176,822,578	3,788,684,183

Reinvestment of distributions	23,593,969	527,173,741	29,648,318	603,984,705

Shares redeemed	(118,216,973)	(2,746,236,008)	(188,682,716)	(4,046,814,660)

	(40,332,544)	(953,913,739)	17,788,180	345,854,228

Class R6 Shares

Shares sold	26,791,187	628,049,255	82,030,847	1,766,754,991

Reinvestment of distributions	7,951,827	178,336,380	8,104,607	165,682,670

Shares redeemed	(41,076,373)	(968,343,225)	(52,358,704)	(1,119,318,734)

	(6,333,359)	(161,957,590)	37,776,750	813,118,927

Class R Shares

Shares sold	28,579	645,736	127,053	2,685,551

Reinvestment of distributions	15,950	348,607	19,173	383,086

Shares redeemed	(46,617)	(1,045,783)	(122,997)	(2,612,872)

	(2,088)	(51,440)	23,229	455,765

Class P Shares

Shares sold	17,756,802	413,768,963	36,064,914	769,964,735

Reinvestment of distributions	9,967,184	223,504,754	11,261,445	230,209,152

Shares redeemed	(15,966,656)	(374,274,582)	(39,750,866)	(842,887,180)

	11,757,330	262,999,135	7,575,493	157,286,707

NET INCREASE (DECREASE)	(35,678,367)	$(917,803,468)	211,083,104	$4,381,371,572

24

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. GQGPIOSAR-26

Goldman Sachs Multi-Strategy Alternatives Fund

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks*(a) – 0.0%

Oil, Gas & Consumable Fuels – 0.0%
39,366	Gazprom PJSC	$—
3,021	LUKOIL PJSC	—
27,893	Rosneft Oil Co. PJSC	—

		—

TOTAL COMMON STOCKS (Cost $619,527)		$—

Exchange Traded Funds – 36.0%
36,500	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF(b)	$1,841,790
18,000	iShares Convertible Bond ETF	2,028,780
11,700	iShares Core MSCI Emerging Markets ETF	918,333
4,800	iShares Global Clean Energy ETF	99,696
2,200	iShares JP Morgan USD Emerging Markets Bond ETF	210,760
2,600	iShares U.S. Treasury Bond ETF	59,332
12,200	State Street Blackstone Senior Loan ETF	495,320
10,000	State Street SPDR Bloomberg Convertible Securities ETF	1,010,400
13,000	Vanguard Real Estate ETF	1,252,290
248,400	Vanguard Short-Term Inflation-Protected Securities ETF	12,509,424

TOTAL EXCHANGE TRADED FUNDS (Cost $19,669,525)		$20,426,125

Shares	Dividend Rate	Value

Investment Company(b) – 31.5%

Goldman Sachs Central Government Fund — Institutional Shares
17,872,888	3.691%	$17,872,888
(Cost $ 17,872,888)

TOTAL INVESTMENTS – 67.5% (Cost $ 38,161,940)		$38,299,013

OTHER ASSETS IN EXCESS OF LIABILITIES – 32.5%		18,453,082

NET ASSETS – 100.0%		$56,752,095

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	3,920,000	USD	2,768,199	06/17/26	$51,447
	BRL	3,270,000	USD	612,301	06/17/26	40,175
	CAD	5,270,000	USD	3,868,238	06/17/26	19,367
	CHF	230,000	USD	294,368	06/17/26	1,540
	CZK	17,170,000	USD	823,088	06/17/26	3,815
	EUR	970,000	USD	1,135,786	06/17/26	5,187
	GBP	2,070,000	USD	2,786,783	06/17/26	29,694
	HUF	144,580,000	USD	435,961	06/17/26	28,655
	ILS	2,660,000	USD	872,328	06/17/26	30,312
	JPY	288,520,000	USD	1,842,823	06/17/26	7,619
	MXN	12,620,000	USD	712,154	06/17/26	7,359
	NOK	16,220,000	USD	1,693,193	06/17/26	56,549
	NZD	3,390,000	USD	2,002,236	06/17/26	3,648
	PLN	1,670,000	USD	455,218	06/17/26	5,456
	SEK	9,880,000	USD	1,070,050	06/17/26	2,774
	TWD	8,800,000	USD	277,953	06/17/26	104

The accompanying notes are an integral part of these consolidated financial statements.	1

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	1,660,274	CHF	1,280,000	06/17/26	$ 13,487
	USD	1,860,035	IDR	31,670,330,000	06/17/26	33,589
	USD	1,250,768	INR	116,190,000	06/17/26	33,537
	USD	1,207,892	JPY	187,970,000	06/17/26	2,335
	USD	706,552	KRW	1,033,390,000	06/17/26	4,206
	USD	1,355,193	PHP	81,230,000	06/17/26	34,770
	USD	969,399	SEK	8,870,000	06/17/26	6,246

TOTAL						$421,871

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	560,000	USD	413,199	06/17/26	$(95)
	CHF	1,450,000	USD	1,875,850	06/17/26	(10,348)
	CLP	645,060,000	USD	721,536	06/17/26	(4,615)
	CZK	6,360,000	USD	308,366	06/17/26	(2,070)
	EUR	1,140,000	USD	1,346,641	06/17/26	(5,704)
	HUF	89,410,000	USD	287,918	06/17/26	(594)
	INR	25,900,000	USD	273,396	06/17/26	(2,062)
	NZD	2,470,000	USD	1,467,663	06/17/26	(6,148)
	PHP	14,420,000	USD	244,936	06/17/26	(10,535)
	PLN	990,000	USD	275,618	06/17/26	(2,524)
	SEK	7,850,000	USD	859,485	06/17/26	(7,090)
	USD	954,005	AUD	1,360,000	06/17/26	(24,240)
	USD	3,521,123	CAD	4,860,000	06/17/26	(64,031)
	USD	1,323,244	CHF	1,040,000	06/17/26	(14,772)
	USD	276,156	CLP	251,590,000	06/17/26	(3,462)
	USD	543,862	CZK	11,570,000	06/17/26	(13,347)
	USD	2,534,208	EUR	2,180,000	06/17/26	(30,043)
	USD	2,953,075	GBP	2,210,000	06/17/26	(53,887)
	USD	287,564	HUF	97,430,000	06/17/26	(25,532)
	USD	1,181,241	JPY	186,310,000	06/17/26	(13,670)
	USD	341,104	NOK	3,260,000	06/17/26	(10,570)
	USD	2,811,755	NZD	4,830,000	06/17/26	(46,186)
	USD	301,448	PLN	1,120,000	06/17/26	(7,507)
	USD	703,697	SEK	6,600,000	06/17/26	(12,967)
	USD	1,188,248	TWD	37,670,000	06/17/26	(2,027)
	USD	270,596	ZAR	4,680,000	06/17/26	(9,331)
	ZAR	12,290,000	USD	746,985	06/17/26	(11,879)

TOTAL						$(395,236)

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	3	05/29/26	$331,200	$48,254
CAC40 Index	4	05/15/26	378,173	(7,302)

2	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Cattle Feeder	1	08/27/26	$186,763	$2,784
CBOE Volatility Index	4	05/19/26	77,910	(8,411)
Copper	4	07/29/26	598,050	8,201
Corn	6	12/14/26	148,275	3,355
Cotton No.2	4	07/09/26	164,400	11,447
Dollar Index	7	06/15/26	685,433	(7,377)
E-Mini Nasdaq 100 Index	6	06/18/26	3,311,520	171,879
E-Mini Russell 2000 Index	8	06/18/26	1,123,120	62,705
Euro Stoxx 50 Index	26	06/19/26	1,782,070	28,358
French 10 Year Government Bonds	1	06/08/26	139,981	(305)
FTSE 100 Index	6	06/19/26	847,352	(3,985)
FTSE/JSE Top 40 Index	3	06/18/26	194,759	(4,060)
FTSE/MIB Index	2	06/19/26	559,514	29,736
Gasoil	2	06/11/26	246,550	20,896
Gasoline RBOB	1	09/30/26	117,167	15,092
Gasoline RBOB	1	05/29/26	151,830	29,166
Gold	1	06/26/26	462,960	(19,783)
Hang Seng Index	2	05/28/26	327,150	(2,268)
HSCEI	3	05/28/26	165,733	(1,858)
IBEX 35 Index	2	05/15/26	417,463	(7,921)
Live Cattle	1	06/30/26	101,600	3,277
Live Cattle	1	08/31/26	99,470	8,737
LME Lead	17	05/18/26	829,693	(3,460)
LME Lead	4	06/15/26	195,394	(5,576)
LME Lead	2	10/19/26	99,050	(2,570)
LME Nickel	11	05/18/26	1,275,057	220,114
LME Nickel	6	06/15/26	697,904	73,737
LME Nickel	1	08/17/26	117,136	23,402
LME Nickel	4	09/14/26	469,944	102,163
LME Nickel	2	12/14/26	236,856	27,003
LME Nickel	1	01/18/27	118,824	14,266
LME Primary Aluminum	15	05/18/26	1,325,332	133,221
LME Primary Aluminum	5	06/15/26	438,490	4,533
LME Primary Aluminum	4	07/13/26	348,807	60,574
LME Primary Aluminum	5	12/14/26	420,244	34,569
LME Primary Aluminum	1	01/18/27	83,311	(849)
LME Primary Aluminum	1	11/16/26	84,736	(1,945)
LME Zinc	21	05/18/26	1,767,717	216,013
LME Zinc	6	06/15/26	506,112	5,844
LME Zinc	3	11/16/26	251,569	1,408
LME Zinc	1	12/14/26	83,781	(479)
LME Zinc	2	01/18/27	167,313	4,042
LME Zinc	1	02/15/27	83,500	(344)
MSCI Emerging Markets Index	4	06/19/26	326,840	16,739
NY Harbor ULSD	1	05/29/26	171,398	20,859
Omxs30 Index	16	05/15/26	529,896	(12,247)
S&P 500 E-Mini Index	34	06/18/26	12,314,375	558,363
S&P Mid 400 Emini	4	06/18/26	1,460,480	66,657
S&P Toronto Stock Exchange 60 Index	2	06/18/26	584,297	13,868
Soybean Oil	6	07/14/26	358,650	5,230
Soybean Oil	2	11/13/26	117,300	2,081
Soybean Oil	4	12/14/26	145,628	6,366

The accompanying notes are an integral part of these consolidated financial statements.	3

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Sugar 11	4	02/26/27	$71,053	$ 5,722
TOPIX Futures	3	06/11/26	717,448	10,725
VSTOXX Index	117	05/20/26	297,291	(7,000)
Wheat	3	07/14/26	95,513	2,965
Wheat	4	09/14/26	135,750	7,686
WTI Crude	3	05/19/26	315,210	43,332

Total				$2,027,629

Short position contracts:
10 Year U.K. Long Gilt	(7)	06/26/26	(824,791)	16,451
10 Year U.S. Treasury Notes	(19)	06/18/26	(2,101,281)	4,922
2 Year U.S. Treasury Notes	(29)	06/30/26	(6,006,625)	10,701
20 Year U.S. Treasury Bonds	(6)	06/18/26	(677,063)	3,297
3 Month SOFR	(26)	12/15/26	(6,262,750)	1,521
3 Month SOFR	(37)	06/15/27	(8,904,050)	9,533
3 Month SOFR	(36)	03/16/27	(8,667,900)	9,391
3 Month SOFR	(18)	03/14/28	(4,338,225)	3,539
3 Month SOFR	(26)	12/14/27	(6,261,775)	6,893
3 Month SOFR	(33)	09/14/27	(7,942,275)	8,588
3 Month SOFR	(11)	06/20/28	(2,651,825)	1,538
3 Month SOFR	(6)	09/19/28	(1,446,450)	318
30 Year German Euro-Buxl	(7)	06/08/26	(895,330)	(1,972)
3M CORRA	(3)	03/16/27	(536,460)	479
3M CORRA	(2)	12/15/26	(358,358)	(120)
3M CORRA	(5)	06/15/27	(892,719)	479
3M Euribor	(22)	03/15/27	(6,270,458)	5,705
3M Euribor	(23)	12/14/26	(6,557,841)	7,768
3M Euribor	(20)	09/14/26	(5,709,512)	7,456
3M Euribor	(20)	06/14/27	(5,702,177)	3,792
3M Euribor	(19)	09/13/27	(5,421,249)	2,285
3M Euribor	(19)	12/13/27	(5,424,594)	599
3M Euribor	(17)	03/13/28	(4,854,582)	(122)
3M Euribor	(13)	06/19/28	(3,712,137)	(873)
3M SARON	(2)	12/15/26	(639,566)	48
3M SARON	(3)	03/16/27	(958,197)	(192)
3M SARON	(4)	06/15/27	(1,276,253)	(16)
5 Year German Euro-Bund	(20)	06/08/26	(2,942,574)	890
5 Year U.S. Treasury Notes	(26)	06/30/26	(2,803,734)	5,391
ASX 90 Day Bank Accepted Bills	(17)	09/10/26	(12,096,284)	11,477
ASX 90 Day Bank Accepted Bills	(17)	12/10/26	(12,092,748)	12,362
ASX 90 Day Bank Accepted Bills	(18)	03/11/27	(12,804,086)	3,051
Australian 10 Year Government Bonds	(9)	06/15/26	(693,720)	7,725
Canada 10 Year Government Bonds	(6)	06/19/26	(526,212)	2,680
CBOE Volatility Index	(3)	07/22/26	(64,667)	426
Coffee	(1)	07/21/26	(107,081)	1,403
Corn	(7)	07/14/26	(166,163)	(6,781)
Euro-Bobl	(26)	06/08/26	(3,522,944)	4,083
Euro-Schatz	(40)	06/08/26	(4,964,538)	10,144
Gasoil	(1)	07/10/26	(114,675)	(13,252)
Gasoline RBOB	(1)	06/30/26	(144,787)	(19,134)
ICE 3M Sonia Bonds	(11)	03/16/27	(3,577,037)	4,463

4	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
ICE 3M Sonia Bonds	(12)	12/15/26	$(3,906,917)	$ 4,298
ICE 3M Sonia Bonds	(9)	06/15/27	(2,925,901)	4,882
ICE 3M Sonia Bonds	(9)	09/14/27	(2,927,279)	1,803
ICE 3M Sonia Bonds	(9)	03/14/28	(2,932,790)	1,396
ICE 3M Sonia Bonds	(9)	12/14/27	(2,930,187)	3,432
ICE 3M Sonia Bonds	(8)	06/20/28	(2,608,149)	1,167
ICE 3M Sonia Bonds	(8)	09/19/28	(2,608,693)	51
Japan 10 Year Government Bond	(1)	06/15/26	(825,652)	5,940
Korea 10 Year Government Bonds	(3)	06/16/26	(219,458)	3,041
Lean Hogs	(2)	06/12/26	(81,820)	(986)
LME Lead	(17)	05/18/26	(829,694)	11,697
LME Lead	(12)	06/15/26	(586,182)	(72)
LME Lead	(2)	10/19/26	(99,050)	1,787
LME Nickel	(11)	05/18/26	(1,275,057)	(235,051)
LME Nickel	(2)	06/15/26	(232,635)	(44,192)
LME Nickel	(1)	08/17/26	(117,136)	(23,317)
LME Nickel	(4)	09/14/26	(469,944)	(104,303)
LME Nickel	(2)	12/14/26	(236,856)	(28,391)
LME Nickel	(1)	01/18/27	(118,824)	(11,170)
LME Primary Aluminum	(15)	05/18/26	(1,325,333)	(159,258)
LME Primary Aluminum	(1)	06/15/26	(87,698)	1,795
LME Primary Aluminum	(5)	07/13/26	(436,009)	(55,371)
LME Primary Aluminum	(5)	12/14/26	(420,244)	(19,027)
LME Primary Aluminum	(1)	01/18/27	(83,311)	1,737
LME Zinc	(21)	05/18/26	(1,767,717)	(228,273)
LME Zinc	(1)	07/13/26	(84,251)	664
LME Zinc	(3)	11/16/26	(251,569)	(817)
LME Zinc	(1)	12/14/26	(83,781)	(1,561)
LME Zinc	(2)	01/18/27	(167,313)	(6,130)
MSCI EAFE Index	(2)	06/19/26	(304,610)	630
Natural Gas	(6)	05/27/26	(166,020)	3,523
Soybean Oil	(4)	07/14/26	(153,228)	(6,850)
Sugar 11	(13)	06/30/26	(212,722)	(9,846)
Wheat	(2)	07/14/26	(69,350)	(3,807)
WTI Crude	(1)	06/22/26	(99,140)	(14,233)

Total				$ (777,876)

TOTAL FUTURES CONTRACTS				$1,249,753

SWAP CONTRACTS — At April 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Ind 46	(1.000)%	0.545%	06/20/31	$ 7,150	$(158,877)	$(145,387)	$(13,490)
ICE CD ITXEB 45	(1.000)	0.592	06/20/31	EUR1,600	(38,562)	(35,193)	(3,369)

The accompanying notes are an integral part of these consolidated financial statements.	5

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 46	5.000%	3.307%	06/20/31	$ 3,700	$285,257	$190,117	$95,140
ICE CD ITXEX 45	5.000	2.928	06/20/31	EUR 3,200	357,522	287,473	70,049

TOTAL					$445,340	$297,010	$148,330

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

DBCDSBEF Index	0.000(a)	Deutsche Bank AG (London)	05/11/26	EUR 4,498	$(1,004)
DBCDSBUF Index(b)	0.000(a)	Deutsche Bank AG (London)	05/11/26	$ 5,189	(3,019)
AMZX Index	12M SOFR+0.710%(c)	JPMorgan Securities, Inc.	05/11/26	194	12,993
BCOMRS Index	0.000(c)	JPMorgan Securities, Inc.	08/12/26	679	34,587
BCOMRS Index	0.000(c)	JPMorgan Securities, Inc.	11/16/26	160	8,131
BCOMRS Index	0.000(c)	JPMorgan Securities, Inc.	03/10/27	314	15,997
JCUBIXY1 Index	0.000(a)	JPMorgan Securities, Inc.	05/11/26	848	19,158
JPOSCUVS Index	0.000(a)	JPMorgan Securities, Inc.	05/11/26	688	12,949
JPOSSVV1 Index	0.000(a)	JPMorgan Securities, Inc.	05/11/26	1,147	7,246
MSCBVMH3 Index	0.000(a)	JPMorgan Securities, Inc.	05/11/26	7,102	49,254
AMZX Index	12M SOFR+0.680%(c)	MS & Co. Int. PLC	01/11/27	262	17,524
MSCBVMCL Index	0.000(a)	MS & Co. Int. PLC	04/09/27	131	(804)
MSFVWGTT Index	0.000(a)	MS & Co. Int. PLC	05/11/26	13,050	61,981
MSVXCS01 Index	0.000(a)	MS & Co. Int. PLC	05/11/26	4,740	50,309

TOTAL					$285,302

(a)	Payments made at maturity.
(b)	The top 50 components are shown below.
(c)	Payments made annually.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (JPOSSVV1) of Futures & Options

Caption	Security Type	Shares	Value	Weight

CBOE Volatility Index	Futures	3	$59	0.0
CBOE Volatility Index, 23.500, 05/19/26	Options	(1)	(3)	0.0
CBOE Volatility Index, 19.500, 05/19/26	Options	(2)	(4)	0.0
CBOE Volatility Index, 23.000, 05/19/26	Options	(2)	(8)	0.0
CBOE Volatility Index, 22.500, 05/19/26	Options	(2)	(9)	0.0
CBOE Volatility Index, 47.500, 05/19/26	Options	(90)	(10)	0.0
CBOE Volatility Index, 22.000, 05/19/26	Options	(3)	(10)	0.0
CBOE Volatility Index, 21.500, 05/19/26	Options	(4)	(12)	0.0
CBOE Volatility Index, 21.000, 05/19/26	Options	(6)	(15)	0.0

6	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPOSSVV1) of Futures & Options (continued)

Caption	Security Type	Shares	Value	Weight

CBOE Volatility Index, 20.000, 05/19/26	Options	(13)	$(18)	0.0
CBOE Volatility Index, 39.000, 05/19/26	Options	(121)	(24)	0.0
CBOE Volatility Index, 16.500, 05/19/26	Options	(154)	(28)	0.0
CBOE Volatility Index, 20.500, 05/19/26	Options	(16)	(36)	0.0
CBOE Volatility Index, 38.000, 05/19/26	Options	(178)	(37)	0.0
CBOE Volatility Index, 40.000, 05/19/26	Options	(230)	(41)	0.0
CBOE Volatility Index, 37.000, 05/19/26	Options	(199)	(44)	0.0
CBOE Volatility Index, 42.500, 05/19/26	Options	(299)	(45)	0.0
CBOE Volatility Index, 45.000, 05/19/26	Options	(345)	(45)	0.0
CBOE Volatility Index, 20.500, 05/19/26	Options	(38)	(48)	0.0
CBOE Volatility Index, 36.000, 05/19/26	Options	(206)	(51)	0.0
CBOE Volatility Index, 20.000, 05/19/26	Options	(33)	(65)	0.0
CBOE Volatility Index, 21.000, 05/19/26	Options	(61)	(69)	0.0
CBOE Volatility Index, 21.500, 05/19/26	Options	(69)	(72)	0.0
CBOE Volatility Index, 22.000, 05/19/26	Options	(77)	(73)	0.0
CBOE Volatility Index, 17.000, 05/19/26	Options	(238)	(75)	0.0
CBOE Volatility Index, 22.500, 05/19/26	Options	(84)	(75)	0.0
CBOE Volatility Index, 23.000, 05/19/26	Options	(92)	(76)	0.0
CBOE Volatility Index, 35.000, 05/19/26	Options	(295)	(77)	0.0
CBOE Volatility Index, 19.500, 05/19/26	Options	(50)	(80)	0.0
CBOE Volatility Index, 23.500, 05/19/26	Options	(105)	(81)	0.0
CBOE Volatility Index, 17.500, 05/19/26	Options	(167)	(82)	0.0
CBOE Volatility Index, 18.000, 05/19/26	Options	(119)	(84)	0.0
CBOE Volatility Index, 18.500, 05/19/26	Options	(86)	(84)	0.0
CBOE Volatility Index, 19.000, 05/19/26	Options	(66)	(84)	0.0
CBOE Volatility Index, 24.000, 05/19/26	Options	(117)	(84)	0.0
CBOE Volatility Index, 24.500, 05/19/26	Options	(124)	(84)	0.0
CBOE Volatility Index, 34.000, 05/19/26	Options	(371)	(106)	0.0
CBOE Volatility Index, 33.000, 05/19/26	Options	(377)	(115)	0.0
CBOE Volatility Index, 25.000, 05/19/26	Options	(198)	(126)	0.0
CBOE Volatility Index, 32.000, 05/19/26	Options	(387)	(126)	0.0
CBOE Volatility Index, 31.000, 05/19/26	Options	(393)	(139)	0.0
CBOE Volatility Index, 30.000, 05/19/26	Options	(398)	(153)	0.0
CBOE Volatility Index, 26.000, 05/19/26	Options	(297)	(168)	0.0
CBOE Volatility Index, 27.000, 05/19/26	Options	(332)	(168)	0.0
CBOE Volatility Index, 28.000, 05/19/26	Options	(369)	(168)	0.0
CBOE Volatility Index, 29.000, 05/19/26	Options	(399)	(168)	0.0

A basket (DBCDSBEF) of Swaps

EDP, S.A	Swaps	(23)	(504)	0.5
Dolce & Gabbana	Swaps	(23)	(489)	0.5
Wendel	Swaps	(23)	(470)	0.5
ITV PLC	Swaps	(23)	(467)	0.5
Cellnex Telecom, S.A	Swaps	(23)	(467)	0.5
Stora Enso OYJ	Swaps	(23)	(458)	0.5
CNH Industrial N.V.	Swaps	(23)	(451)	0.4
Louis Dreyfus Company B.V.	Swaps	(22)	(433)	0.4
Heidelberg Materials AG	Swaps	(20)	(419)	0.4
ArcelorMittal SA	Swaps	(19)	(378)	0.4
Stellantis N.V.	Swaps	(18)	(287)	0.3
Smurfit Kappa Acquisitions Unlimited Company	Swaps	(9)	(189)	0.2
Anglo American PLC	Swaps	(9)	(174)	0.2
Leonardo Societa per Azioni	Swaps	(8)	(168)	0.2
Glencore International AG	Swaps	(7)	(146)	0.1
Vodafone Group Public Limited Company	Swaps	(23)	(59)	0.1
Svenska Handelsbanken AB	Swaps	(13)	(49)	0.0
British American Tobacco P.L.C	Swaps	(22)	(43)	0.0
Aviva PLC	Swaps	(22)	(39)	0.0
Imperial Brands PLC	Swaps	(23)	(37)	0.0
ENEL S.p.A.	Swaps	(17)	(37)	0.0

The accompanying notes are an integral part of these consolidated financial statements.	7

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBCDSBEF) of Swaps (continued)

Caption	Security Type	Shares	Value	Weight

Carrefour S.A.	Swaps	(19)	$(34)	0.0
National Grid PLC	Swaps	(9)	(25)	0.0
Pearson PLC	Swaps	(12)	(23)	0.0
Bertelsmann SE & Co. KGaA	Swaps	(8)	(20)	0.0
Pernod Ricard	Swaps	(9)	(18)	0.0
Centrica PLC	Swaps	(4)	(9)	0.0
Bekaert SA	Swaps	(18)	(9)	0.0
Marks and Spencer P.L.C	Swaps	(7)	(8)	0.0
Telefónica, S.A.	Swaps	(4)	(7)	0.0
Danske Bank A/S	Swaps	(2)	(4)	0.0
Repsol, S.A.	Swaps	(2)	(4)	0.0
Unibail-Rodamco-Westfield SE	Swaps	(4)	(2)	0.0
Bayer Aktiengesellschaft	Swaps	(1)	(1)	0.0
Aktiebolaget Electrolux	Swaps	(16)	8	0.0
WPP 2005 Limited	Swaps	(23)	31	0.0
PostNL N.V.	Swaps	(23)	51	(0.1)
Südzucker AG	Swaps	(23)	69	(0.1)

A basket (MSCBVMH3) of Futures & Options

iShares iBoxx $ High Yield Corporate Bond ETF, 82.000, 06/18/26	Options	(6)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 82.000, 07/17/26	Options	(1)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.500, 05/15/26	Options	(1)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.500, 05/15/26	Options	(2)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.500, 05/15/26	Options	(1)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 76.000, 05/15/26	Options	(78)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 75.000, 06/18/26	Options	(4)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 75.000, 05/15/26	Options	(56)	(1)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 05/15/26	Options	(136)	(1)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 74.000, 06/18/26	Options	(9)	(1)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 81.000, 07/17/26	Options	(14)	(3)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 81.000, 05/15/26	Options	(183)	(3)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 07/17/26	Options	(9)	(3)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 07/17/26	Options	(8)	(4)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 76.000, 06/18/26	Options	(30)	(4)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 07/17/26	Options	(2)	(4)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 07/17/26	Options	(7)	(6)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 07/17/26	Options	(14)	(7)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 06/18/26	Options	(44)	(8)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 05/15/26	Options	(214)	(11)	0.0

8	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSCBVMH3) of Futures & Options (continued)

Caption	Security Type	Shares	Value	Weight

iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 07/17/26	Options	(20)	$(14)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 05/15/26	Options	(212)	(15)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 05/15/26	Options	(73)	(16)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 81.000, 06/18/26	Options	(237)	(17)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 06/18/26	Options	(9)	(21)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 06/18/26	Options	(153)	(34)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 06/18/26	Options	(48)	(68)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 06/18/26	Options	(220)	(69)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 06/18/26	Options	(140)	(73)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 06/18/26	Options	(300)	(171)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF	Futures	(2)	(200)	0.0

A basket (MSVXCS01) of Futures & Options

CBOE Volatility Index	Futures	51	1,047	0.00
CBOE Volatility Index	Futures	48	939	0.00
CBOE Volatility Index, 34.000, 06/17/26	Options	—	—	0.00
CBOE Volatility Index, 40.000, 06/17/26	Options	—	—	0.00
CBOE Volatility Index, 35.000, 06/17/26	Options	—	—	0.00
CBOE Volatility Index, 42.500, 05/19/26	Options	—	—	0.00
CBOE Volatility Index, 45.000, 05/19/26	Options	—	—	0.00
CBOE Volatility Index, 36.000, 06/17/26	Options	—	—	0.00
CBOE Volatility Index, 33.000, 06/17/26	Options	(1)	(1)	0.00
CBOE Volatility Index, 31.000, 06/17/26	Options	(2)	(2)	0.00
CBOE Volatility Index, 39.000, 05/19/26	Options	(9)	(2)	0.00
CBOE Volatility Index, 38.000, 05/19/26	Options	(9)	(2)	0.00
CBOE Volatility Index, 21.500, 05/19/26	Options	(3)	(3)	0.00
CBOE Volatility Index, 40.000, 05/19/26	Options	(16)	(3)	0.00
CBOE Volatility Index, 32.000, 06/17/26	Options	(4)	(4)	0.00
CBOE Volatility Index, 22.000, 05/19/26	Options	(5)	(5)	0.00
CBOE Volatility Index, 36.000, 05/19/26	Options	(26)	(7)	0.00
CBOE Volatility Index, 31.000, 05/19/26	Options	(23)	(8)	0.00
CBOE Volatility Index, 37.000, 05/19/26	Options	(39)	(9)	0.00
CBOE Volatility Index, 22.500, 05/19/26	Options	(10)	(9)	0.00
CBOE Volatility Index, 34.000, 05/19/26	Options	(40)	(11)	0.00
CBOE Volatility Index, 27.000, 05/19/26	Options	(24)	(12)	0.00
CBOE Volatility Index, 23.500, 05/19/26	Options	(18)	(14)	0.00
CBOE Volatility Index, 35.000, 05/19/26	Options	(55)	(14)	0.00
CBOE Volatility Index, 30.000, 06/17/26	Options	(14)	(14)	0.00
CBOE Volatility Index, 24.000, 06/17/26	Options	(10)	(17)	0.00
CBOE Volatility Index, 33.000, 05/19/26	Options	(57)	(17)	0.00
CBOE Volatility Index, 32.000, 05/19/26	Options	(61)	(20)	0.00
CBOE Volatility Index, 28.000, 05/19/26	Options	(44)	(20)	0.00
CBOE Volatility Index, 29.000, 05/19/26	Options	(53)	(22)	0.00
CBOE Volatility Index, 24.000, 05/19/26	Options	(32)	(23)	0.00
CBOE Volatility Index, 25.000, 05/19/26	Options	(36)	(23)	0.00
CBOE Volatility Index, 30.000, 05/19/26	Options	(63)	(24)	0.00
CBOE Volatility Index, 23.000, 05/19/26	Options	(41)	(34)	0.00
CBOE Volatility Index, 24.500, 05/19/26	Options	(52)	(35)	0.00
CBOE Volatility Index, 28.000, 06/17/26	Options	(30)	(36)	0.00

The accompanying notes are an integral part of these consolidated financial statements.	9

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSVXCS01) of Futures & Options (continued)

Common Stocks	Sector	Shares	Value	Weight
CBOE Volatility Index, 24.500, 06/17/26	Options	(27)	$(43)	0.00
CBOE Volatility Index, 26.000, 05/19/26	Options	(86)	(49)	0.00
CBOE Volatility Index, 25.000, 06/17/26	Options	(46)	(70)	0.00
CBOE Volatility Index, 26.000, 06/17/26	Options	(53)	(74)	0.00
CBOE Volatility Index, 29.000, 06/17/26	Options	(71)	(77)	0.00
CBOE Volatility Index, 27.000, 06/17/26	Options	(76)	(97)	0.00

A basket (MSFVWGTT) of Futures & Options

10 Year U.S. Treasury Notes, 112.250	Options	(40)	—	0.0
10 Year U.S. Treasury Notes, 112.000	Options	(70)	—	0.0
10 Year U.S. Treasury Notes, 109.750	Options	(140)	—	0.0
10 Year U.S. Treasury Notes, 111.250	Options	(340)	—	0.0
10 Year U.S. Treasury Notes, 111.000	Options	(68)	(1)	0.0
10 Year U.S. Treasury Notes, 111.250	Options	(37)	(1)	0.0
10 Year U.S. Treasury Notes, 110.000	Options	(38)	(1)	0.0
10 Year U.S. Treasury Notes, 112.250	Options	(540)	(1)	0.0
10 Year U.S. Treasury Notes, 111.250	Options	(78)	(2)	0.0
10 Year U.S. Treasury Notes, 110.000	Options	(140)	(2)	0.0
10 Year U.S. Treasury Notes, 110.250	Options	(38)	(3)	0.0
10 Year U.S. Treasury Notes, 109.750	Options	(80)	(3)	0.0
10 Year U.S. Treasury Notes, 110.250	Options	(139)	(4)	0.0
10 Year U.S. Treasury Notes, 110.500	Options	(37)	(5)	0.0
10 Year U.S. Treasury Notes, 110.000	Options	(80)	(5)	0.0
10 Year U.S. Treasury Notes, 111.000	Options	(78)	(6)	0.0
10 Year U.S. Treasury Notes, 110.750	Options	(39)	(6)	0.0
10 Year U.S. Treasury Notes, 110.750	Options	(37)	(10)	0.0
10 Year U.S. Treasury Notes, 110.250	Options	(79)	(10)	0.0
10 Year U.S. Treasury Notes, 110.750	Options	(39)	(12)	0.0
10 Year U.S. Treasury Notes, 110.500	Options	(138)	(13)	0.0
10 Year U.S. Treasury Notes, 111.000	Options	(37)	(16)	0.0
10 Year U.S. Treasury Notes, 110.500	Options	(79)	(16)	0.0
10 Year U.S. Treasury Notes, 111.250	Options	(37)	(25)	0.0
10 Year U.S. Treasury Notes, 111.000	Options	(69)	(29)	0.0
10 Year U.S. Treasury Notes, 110.750	Options	(138)	(30)	0.0
10 Year U.S. Treasury Notes	Futures	(395)	(43,631)	(0.7)

A basket (DBCDSBUF) of Swaps

Best Buy Co. Inc.	Swaps	(68)	(1,395)	0.5
HCA Inc.	Swaps	(68)	(1,408)	0.5
Marathon Petroleum Corp.	Swaps	(68)	(1,429)	0.5
Teck Resources Limited	Swaps	(68)	(1,472)	0.5
T-Mobile USA, Inc.	Swaps	(68)	(1,475)	0.5
Advanced Micro Devices, Inc.	Swaps	(68)	(1,499)	0.5
Netflix, Inc.	Swaps	(68)	(1,536)	0.5
Block Financial LLC	Swaps	(68)	(1,172)	0.4
The AES Corporation	Swaps	(68)	(1,269)	0.4
DXC Technology Company	Swaps	(68)	(904)	0.3
Radian Group Inc.	Swaps	(47)	(908)	0.3
Kinder Morgan, Inc.	Swaps	(66)	(160)	0.1
TransCanada PipeLines Limited	Swaps	(68)	(167)	0.1
The Cigna Group	Swaps	(68)	(183)	0.1
FirstEnergy Corp.	Swaps	(64)	(186)	0.1
Microsoft	Swaps	(68)	(189)	0.1
Barrick Gold Corporation	Swaps	(68)	(211)	0.1
American Electric Power Company, Inc.	Swaps	(68)	(212)	0.1
Newmont Corporation	Swaps	(68)	(215)	0.1
Honeywell International Inc.	Swaps	(58)	(219)	0.1
Boston Scientific Corporation	Swaps	(68)	(219)	0.1

10	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBCDSBUF) of Swaps (continued)

Caption	Security Type	Shares	Value	Weight

AbbVie Inc.	Swaps	(68)	$(248)	0.1
The Sherwin-Williams Company	Swaps	(3)	(8)	0.0
UnitedHealth Group Incorporated	Swaps	(3)	(8)	0.0
CVS Health Corporation	Swaps	(5)	(10)	0.0
The Campbell Soup Company	Swaps	(68)	(11)	0.0
ConocoPhillips	Swaps	(5)	(17)	0.0
International Paper Company	Swaps	(12)	(18)	0.0
Conagra Brands, Inc.	Swaps	(68)	(18)	0.0
Altria Group, Inc.	Swaps	(7)	(21)	0.0
Simon Property Group, L.P.	Swaps	(10)	(22)	0.0
McKesson Corporation	Swaps	(7)	(23)	0.0
HSBC Holdings PLC	Swaps	(68)	(23)	0.0
Sempra	Swaps	(11)	(34)	0.0
Kraft Heinz Foods Company	Swaps	(20)	(35)	0.0
Hess Corporation	Swaps	(11)	(37)	0.0
RTX Corporation	Swaps	(16)	(52)	0.0
Pfizer Inc.	Swaps	(23)	(75)	0.0
United Parcel Service, Inc.	Swaps	(23)	(78)	0.0
Enbridge Inc.	Swaps	(41)	(81)	0.0
Bristol-Myers Squibb Company	Swaps	(26)	(85)	0.0
The Williams Companies, Inc.	Swaps	(46)	(104)	0.0
Cox Communications, Inc.	Swaps	(68)	(115)	0.0
General Mills, Inc.	Swaps	(68)	(118)	0.0
Amazon.com, Inc	Swaps	(57)	(127)	0.0
AT&T Inc.	Swaps	(68)	(131)	0.0
NextEra Energy Capital Holdings, Inc.	Swaps	(68)	(134)	0.0
Energy Transfer L.P.	Swaps	(68)	(134)	0.0
The PNC Financial Services Group, Inc.	Swaps	(68)	(149)	0.0
CDX.NA.IG.46 Index	Swaps	(68)	(150)	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At April 30, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
CBOE Volatility Index		$23.000	05/19/2026	40		$92,000	$ 3,359	$ 10,889	$ (7,530)
CBOE Volatility Index		25.000	06/17/2026	20		50,000	3,050	7,020	(3,970)
CBOE Volatility Index		24.000	07/22/2026	30		72,000	7,366	8,049	(683)
Total purchased option contracts				90			$13,775	$ 25,958	$(12,183)
Written option contracts
Calls
Euro Stoxx 50 Index	EUR	6,200.000	05/08/2026	(1)	EUR	(620,000)	(19)	(123)	104
Euro Stoxx 50 Index		6,300.000	05/15/2026	(1)		(630,000)	(29)	(43)	14
Euro Stoxx 50 Index		6,175.000	05/22/2026	(1)		(617,500)	(140)	(178)	38
S&P 500 Index		$7,280.000	05/01/2026	(1)		$(728,000)	(95)	(917)	822
S&P 500 Index		7,340.000	05/04/2026	(1)		(734,000)	(40)	(468)	428
S&P 500 Index		7,300.000	05/06/2026	(1)		(730,000)	(860)	(692)	(168)
				(6)			$ (1,183)	$ (2,421)	$ 1,238

The accompanying notes are an integral part of these consolidated financial statements.	11

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

 EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
Euro Stoxx 50 Index	EUR	5,525.000	05/08/2026	(2)	EUR	(1,105,000)	$(108)	$ (950)	$ 842
Euro Stoxx 50 Index		5,725.000	05/15/2026	(2)		(1,145,000)	(1,310)	(1,819)	509
Euro Stoxx 50 Index		5,475.000	05/22/2026	(2)		(1,095,000)	(640)	(902)	262
S&P 500 Index		$6,930.000	05/01/2026	(1)		$(693,000)	(20)	(1,312)	1,292
S&P 500 Index		6,990.000	05/04/2026	(1)		(699,000)	(145)	(1,723)	1,578
S&P 500 Index		6,985.000	05/06/2026	(1)		(698,500)	(425)	(1,893)	1,468

				(9)			$(2,648)	$ (8,599)	$ 5,951

Total written option contracts				(15)			$(3,831)	$(11,020)	$ 7,189

TOTAL				75			$9,944	$ 14,938	$(4,994)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	— Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International

Abbreviations:
CDX.NA.HY Ind 46	—CDX North America High Yield Index 46
CDX.NA.IG Ind 46	—CDX North America Investment Grade Index 46
ICE —	Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

12	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Statement of Assets and Liabilities(a) April 30, 2026 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $19,702,359)	$19,714,678
Investments in unaffiliated issuers, at value (cost $18,459,581)	18,584,335
Purchased options, at value (premium paid $25,958)	13,775
Cash	2,006,047
Foreign currencies, at value (cost $9,441,780)	9,409,063
Unrealized gain on swap contracts	290,129
Unrealized gain on forward foreign currency exchange contracts	421,871
Variation margin on futures contracts	144,563
Variation margin on swaps contracts	13,321
Unrealized gain on futures contracts	938,569
Receivables:
Collateral on certain derivative contracts(b)	6,831,195
Due from broker	115,774
Interest and dividends	34,806
Foreign tax reclaims	25,851
Fund shares sold	538
Other assets	83,776

Total assets	58,628,291

Liabilities:
Unrealized loss on futures contracts	932,155
Unrealized loss on forward foreign currency exchange contracts	395,236
Unrealized loss on swap contracts	4,827
Written option contracts, at value (premium received $11,020)	3,831
Payables:
Custody fees	260,770
Professional fees	126,907
Due to broker	29,028
Due to investment adviser	14,308
Management fees	6,862
Fund shares redeemed	1,971
Distribution and Service fees and Transfer Agency fees	1,745
Accrued expenses	98,556

Total liabilities	1,876,196

Net Assets:

Paid-in capital	93,217,136
Total distributable loss	(36,465,041)

NET ASSETS	$56,752,095
Net Assets:
Class A	$5,526,107
Class C	63,466
Institutional	11,063,489
Investor	3,139,380
Class R6	13,472
Class P	36,946,181
Total Net Assets	$56,752,095
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	491,437
Class C	5,773
Institutional	965,101
Investor	275,632
Class R6	1,172
Class P	3,223,292
Net asset value, offering and redemption price per share:(c)
Class A	11.24
Class C	10.99
Institutional	11.46
Investor	11.39
Class R6	11.49
Class P	11.46

(a)

Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity- MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes segregated cash of $3,095,197, $907,186 and $2,828,812 relating to initial margin requirements and/or collateral on futures, options and swaps transactions, respectively.
(c)

Maximum public offering price per share for Class A Shares is $11.89. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these consolidated financial statements.	13

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Statement of Operations(a) For the Six Months Ended April 30, 2026 (Unaudited)

Investment Income:

Dividends — affiliated issuers	$427,897
Dividends — unaffiliated issuers	412,646
Interest	20,414

Total investment income	860,957

Expenses:
Management fees	219,560
Professional fees	153,186
Custody, accounting and administrative services	77,724
Registration fees	52,020
Printing and mailing costs	20,550
Transfer Agency fees(b)	14,150
Trustee fees	13,303
Distribution and Service (12b-1) fees(b)	6,963
Service fees — Class C	78
Other	10,322

Total expenses	567,856

Less — expense reductions	(345,157)

Net expenses	222,699

NET INVESTMENT INCOME	638,258

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	252,714
Investments — affiliated issuers	2,648
Purchased options	(90,667)
Futures contracts	791,009
Written options	214,748
Swap contracts	238,389
Forward foreign currency exchange contracts	318,178
Foreign currency transactions	94,500
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	(88,277)
Investments — unaffiliated issuers	320,180
Purchased options	(125)
Futures contracts	263,705
Written options	(15,814)
Swap contracts	352,809
Forward foreign currency exchange contracts	14,302
Foreign currency translation	(7,786)

Net realized and unrealized gain	2,660,513

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,298,771

(a)

Statement of Operations for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity- MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Class A	Class C	Class A	Class C	Institutional	Investor	Class R6	Class P
$6,729	$234	$4,037	$47	$2,273	$2,451	$2	$5,340

14	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Statements of Changes in Net Assets(a)

	Multi-Strategy Alternatives Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:
Net investment income	$638,258	$1,826,272
Net realized gain	1,821,519	4,431,126
Net change in unrealized gain	838,994	1,065,951

Net increase in net assets resulting from operations	3,298,771	7,323,349

Distributions to shareholders:

From distributable earnings:

Class A Shares	(419,417)	(261,661)

Class C Shares	(4,177)	(4,599)

Institutional Shares	(930,446)	(700,044)

Investor Shares	(261,201)	(129,783)

Class R6 Shares	(987)	(543)

Class P Shares	(2,804,824)	(1,826,161)

Total distributions to shareholders	(4,421,052)	(2,922,791)

From share transactions:

Proceeds from sales of shares	897,457	5,628,366
Reinvestment of distributions	4,374,488	2,884,404
Cost of shares redeemed	(4,998,387)	(19,983,051)

Net increase (decrease) in net assets resulting from share transactions	273,558	(11,470,281)

TOTAL DECREASE	(848,723)	(7,069,723)

Net assets:

Beginning of period	57,600,818	64,670,541

End of period	$56,752,095	$57,600,818

(a)

Statements of Changes in Net Assets for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these consolidated financial statements.	15

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Class A Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.50		$10.60	$11.06		$11.22	$11.86	$10.66

Net investment income (loss)(a)	0.11		0.31	0.41		0.11	(0.14)	(0.07)

Net realized and unrealized gain (loss)	0.51		1.08	(0.51)		(0.25)	(0.50)	1.27

Total from investment operations	0.62		1.39	(0.10)		(0.14)	(0.64)	1.20

Distributions to shareholders from net investment income	(0.88)		(0.49)	(0.36)		(0.02)	—	—

Net asset value, end of period	$11.24		$11.50	$10.60		$11.06	$11.22	$11.86

Total return(b)	5.82%		13.65%	(1.02)%		(1.30)	(5.31)%	11.26%

Net assets, end of period (in 000s)	$5,526		$5,560	$6,183		$7,876	$8,666	$7,943

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.07	%(c)	1.02%	1.07%		2.02%	2.18%	2.15%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.07	%(c)	1.02%	1.07%		1.95%	2.08%	2.08%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.32	%(c)	2.17%	2.85%		3.53%	3.38%	3.36%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.32	%(c)	2.17%	2.85%		3.46%	3.29%	3.30%

Ratio of net investment income (loss) to average net assets	2.01	%(c)	2.90%	3.83%		1.00%	(1.21)%	(0.63)%

Portfolio turnover rate(d)	74%		46%	—	%(e)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the fiscal year ended October 31, 2024.

16	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Class C Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.16		$10.22	$10.44		$10.64	$11.34	$10.26

Net investment income (loss)(a)	0.07		0.23	0.33		0.00	(0.24)	(0.15)

Net realized and unrealized gain (loss)	0.50		1.03	(0.52)		(0.20)	(0.46)	1.23

Total from investment operations	0.57		1.26	(0.19)		(0.20)	(0.70)	1.08

Distributions to shareholders from net investment income	(0.74)		(0.32)	(0.03)		—	—	—

Net asset value, end of period	$10.99		$11.16	$10.22		$10.44	$10.64	$11.34

Total return(b)	5.50%		12.76%	(1.81)%		(1.97)%	(6.08)%	10.53%

Net assets, end of period (in 000s)	$63		$63	$146		$542	$1,810	$3,544

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.82	%(c)	1.77%	1.79%		2.85%	2.93%	2.89%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.82	%(c)	1.77%	1.79%		2.76%	2.83%	2.84%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.07	%(c)	3.00%	3.36%		4.36%	4.11%	4.15%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.07	%(c)	3.00%	3.36%		4.27%	4.01%	4.09%

Ratio of net investment income (loss) to average net assets	1.25	%(c)	2.21%	3.13%		0.03%	(2.16)%	(1.39)%

Portfolio turnover rate(d)	74%		46%	—	%(e)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the fiscal year ended October 31, 2024.

The accompanying notes are an integral part of these consolidated financial statements.	17

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Institutional Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.72		$10.81	$11.27		$11.42	$12.04	$10.78

Net investment income (loss)(a)	0.13		0.35	0.45		0.14	(0.11)	(0.03)

Net realized and unrealized gain (loss)	0.52		1.09	(0.52)		(0.23)	(0.51)	1.29

Total from investment operations	0.65		1.44	(0.07)		(0.09)	(0.62)	1.26

Distributions to shareholders from net investment income	(0.91)		(0.53)	(0.39)		(0.06)	—	—

Net asset value, end of period	$11.46		$11.72	$10.81		$11.27	$11.42	$12.04

Total return(b)	6.03%		13.99%	(0.77)%		(0.92)%	(5.07)%	11.58%

Net assets, end of period (in 000s)	$11,063		$11,955	$16,033		$26,614	$35,165	$54,438

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.77	%(c)	0.72%	0.76%		1.73%	1.86%	1.82%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.77	%(c)	0.72%	0.76%		1.66%	1.76%	1.76%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.97	%(c)	1.82%	2.42%		3.18%	3.00%	3.00%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.97	%(c)	1.82%	2.42%		3.10%	2.90%	2.94%

Ratio of net investment income (loss) to average net assets	2.36	%(c)	3.20%	4.14%		1.26%	(0.98)%	(0.28)%

Portfolio turnover rate(d)	74%		46%	—	%(e)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the fiscal year ended October 31, 2024.

18	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Investor Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.65		$10.74	$11.20		$11.35	$11.97	$10.73

Net investment income (loss)(a)	0.13		0.34	0.44		0.14	(0.12)	(0.04)

Net realized and unrealized gain (loss)	0.52		1.09	(0.52)		(0.24)	(0.50)	1.28

Total from investment operations	0.65		1.43	(0.08)		(0.10)	(0.62)	1.24

Distributions to shareholders from net investment income	(0.91)		(0.52)	(0.38)		(0.05)	—	—

Net asset value, end of period	$11.39		$11.65	$10.74		$11.20	$11.35	$11.97

Total return(b)	6.02%		14.00%	(0.84)%		(1.00)%	(5.10)%	11.56%

Net assets, end of period (in 000s)	$3,139		$3,515	$2,915		$4,537	$5,853	$7,478

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.82	%(c)	0.77%	0.82%		1.79%	1.93%	1.89%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.82	%(c)	0.77%	0.82%		1.72%	1.83%	1.83%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.08	%(c)	1.87%	2.58%		3.30%	3.12%	3.10%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.08	%(c)	1.87%	2.58%		3.22%	3.02%	3.04%

Ratio of net investment income (loss) to average net assets	2.28	%(c)	3.13%	4.08%		1.22%	(1.07)%	(0.38)%

Portfolio turnover rate(d)	74%		46%	—	%(e)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the fiscal year ended October 31, 2024.

The accompanying notes are an integral part of these consolidated financial statements.	19

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Class R6 Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.75		$10.83	$11.29		$11.44	$12.05	$10.79

Net investment income (loss)(a)	0.13		0.35	0.45		0.13	(0.10)	(0.04)

Net realized and unrealized gain (loss)	0.52		1.10	(0.52)		(0.22)	(0.51)	1.30

Total from investment operations	0.65		1.45	(0.07)		(0.09)	(0.61)	1.26

Distributions to shareholders from net investment income	(0.91)		(0.53)	(0.39)		(0.06)	—	—

Net asset value, end of period	$11.49		$11.75	$10.83		$11.29	$11.44	$12.05

Total return(b)	6.03%		14.08%	(0.80)%		(0.81)%	(5.06)%	11.68%

Net assets, end of period (in 000s)	$13		$13	$11		$11	$37	$12

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.75	%(c)	0.71%	0.77%		1.80%	1.87%	1.83%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.75	%(c)	0.71%	0.77%		1.70%	1.77%	1.76%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.95	%(c)	1.78%	2.49%		3.24%	3.01%	2.96%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.95	%(c)	1.78%	2.49%		3.14%	2.91%	2.89%

Ratio of net investment income (loss) to average net assets	2.32	%(c)	3.20%	4.12%		1.12%	(0.91)%	(0.30)%

Portfolio turnover rate(d)	74%		46%	—	%(e)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the fiscal year ended October 31, 2024.

20	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Strategy Alternatives Fund

	Class P Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.72		$10.81	$11.27		$11.42	$12.04	$10.78

Net investment income (loss)(a)	0.13		0.35	0.45		0.14	(0.11)	(0.03)

Net realized and unrealized gain (loss)	0.52		1.09	(0.52)		(0.23)	(0.51)	1.29

Total from investment operations	0.65		1.44	(0.07)		(0.09)	(0.62)	1.26

Distributions to shareholders from net investment income	(0.91)		(0.53)	(0.39)		(0.06)	—	—

Net asset value, end of period	$11.46		$11.72	$10.81		$11.27	$11.42	$12.04

Total return(b)	6.04%		14.01%	(0.76)%		(0.91)%	(5.07)%	11.69%

Net assets, end of period (in 000s)	$36,946		$36,495	$39,382		$60,963	$99,431	$103,080

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.76	%(c)	0.71%	0.75%		1.75%	1.85%	1.81%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.76	%(c)	0.71%	0.75%		1.66%	1.75%	1.76%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.95	%(c)	1.80%	2.43%		3.19%	2.99%	2.91%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.95	%(c)	1.80%	2.43%		3.11%	2.89%	2.85%

Ratio of net investment income (loss) to average net assets	2.31	%(c)	3.21%	4.14%		1.24%	(0.93)%	(0.29)%

Portfolio turnover rate(d)	74%		46%	—	%(e)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the fiscal year ended October 31, 2024.

The accompanying notes are an integral part of these consolidated financial statements.	21

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements April 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”). The Fund is a diversified portfolio and currently offers six classes of shares: Class A, Class C, Institutional, Investor, Class R6 and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for the Goldman Sachs Multi-Strategy Alternatives Fund — The Cayman Commodity —MMA IV, LLC (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of April 30, 2026, the Fund’s net assets were $56,752,095 of which, $7,951,391 or 14.0%, represented the Subsidiary’s net assets.

B. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

22

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

23

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

24

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash

25

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2026:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$—	$0

Exchange Traded Funds	20,426,125	—	—

Investment Company	17,872,888	—	—

Total	$38,299,013	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$421,871	$—

Futures Contracts(b)	2,342,610	—	—

Credit Default Swap Contracts(b)	—	165,189	—

Total Return Swap Contracts(b)	—	290,129	—

Purchased Option Contracts	13,775	—	—

Total	$2,356,385	$877,189	$—

26

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(395,236)	$—

Futures Contracts(b)	(1,092,857)	—	—

Credit Default Swap Contracts(b)	—	(16,859)	—

Total Return Swap Contracts(b)	—	(4,827)	—

Written Option Contracts	(3,831)	—	—

Total	$(1,096,688)	$(416,922)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2026. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Multi-Strategy Alternatives Fund

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$1,188,945	(a)	Variation margin on futures contracts	$(1,026,828	)(a)

Credit	Variation margin on swaps contracts	165,189	(a)	Variation margin on swaps contracts	(16,859	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts	421,871		Payable for unrealized loss on forward foreign currency contracts: Variation margin on futures contracts	(402,613)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts; and Purchased options, at value	1,263,990	(a)	Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Written options, at value	(63,710	)(a)(b)

Interest rate	Variation margin on futures contracts	193,579	(a)	Variation margin on futures contracts	(3,600	)(a)

Total		$3,233,574			$(1,513,610)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)

Aggregate of amounts include $4,827 for the Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These

27

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Multi-Strategy Alternatives Fund

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$ 958,300	$154,448

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	114,802	90,535

Currency	Net realized gain (loss) from futures contracts and forward foreign currency exchange contracts/Net change in unrealized gain (loss) on futures contracts and forward foreign currency exchange contracts	326,615	(13,577)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	658,518	129,415

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(586,578)	254,056

Total		$1,471,657	$614,877

For the six months ended April 30, 2026, the relevant values for each derivative type were as follows:

Average Number of Contracts, Notional Amounts(a)

Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

1,215	$39,680,037	$48,357,795	15,833	1,195

(a)

Amounts disclosed represent weighted average number of contracts for futures, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the period ended April 30, 2026.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

28

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

4. INVESTMENTS IN DERIVATIVES (continued)

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of April 30, 2026:

Multi-Strategy Alternatives Fund

	Derivative Assets(1)			Derivative Liabilities(1)

Counterparty	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

Deutsche Bank AG (London)	$ —	$—	$ —	$(4,023)	$—	$(4,023)	$ (4,023)	$—	$(4,023)

JPMorgan Securities, Inc.	160,315	—	160,315	—	—	—	160,315	—	160,315

MS & Co. Int. PLC	129,814	421,871	551,685	(804)	(395,236)	(396,040)	155,645	—	155,645

Total	$290,129	$421,871	$712,000	$(4,827)	$(395,236)	$(400,063)	$311,937	$—	$311,937

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended April 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate				Effective Rate	Effective Net Management Rate^(a)

First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion

0.75%	0.68%	0.64%	0.63%	0.75%	0.67%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

The Fund invests in Institutional Shares of the Goldman Sachs Central Government Fund, Goldman Sachs Financial Square Government Fund, and the Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Fund invests. For the six months ended April 30, 2026, GSAM waived $22,861 of the Fund’s management fee.

29

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended April 30, 2026, GSAM waived $10,707 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C

Distribution and/or Service Plan	0.25%	0.75%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2026, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Multi-Strategy Alternatives Fund	$1

During the six months ended April 30, 2026, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class R6 and Class P Shares. Goldman Sachs has agreed to waive a portion of the transfer agency fees equal to 0.06% of the average daily net assets attributable to Class A, Class C and Investor Shares of the Fund through at least February 28, 2027 (the “TA Fee Waiver”). Prior to such date, Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

30

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.064% of the average daily net assets of the Fund. These Other Expense limitations will remain in place through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. GSAM has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets.

In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended April 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Multi-Strategy Alternatives Fund	$33,568	$2,614	$308,975	$345,157

G. Line of Credit Facility — As of April 30, 2026, the Fund participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2026, the Fund did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the six months ended April 30, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

As of April 30, 2026, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 100% of Class R6 Shares of the Fund.

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended April 30, 2026:

Fund	Underlying Fund	Beginning Value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Multi-Strategy Alternatives Fund	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF	$7,152,239	$ 1,056,817	$ (6,281,637)	$2,648	$(88,277)	$1,841,790	36,500	$143,116

	Goldman Sachs Central Government Fund — Institutional Shares	—	18,193,968	(321,080)	—	—	17,872,888	17,872,888	4,579

	Goldman Sachs Financial Square Government Fund — Institutional Shares	13,700,639	55,310,196	(69,010,835)	—	—	—	—	280,202

31

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2026, was $26,363,950 and $23,800,028, respectively.

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:

Perpetual Short-Term	$(39,135,082)

Timing differences (Straddles, Misc. Tax Adjustment)	(346,147)

As of April 30, 2026, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$38,959,857

Gross unrealized gain	792,359

Gross unrealized loss	(1,453,203)

Net unrealized loss	$(660,844)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund

32

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

8. OTHER RISKS (continued)

invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution

33

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

8. OTHER RISKS (continued)

to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/ or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

34

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

35

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Strategy Alternatives Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	14,650	$159,308	42,378	$449,410

Reinvestment of distributions	39,223	416,550	25,419	255,460

Shares redeemed	(46,117)	(502,498)	(167,294)	(1,758,174)

	7,756	73,360	(99,497)	(1,053,304)

Class C Shares

Reinvestment of distributions	402	4,177	468	4,599

Shares redeemed	(252)	(2,710)	(9,168)	(95,068)

	150	1,467	(8,700)	(90,469)

Institutional Shares

Shares sold	59,649	675,581	236,717	2,581,395

Reinvestment of distributions	82,030	886,749	65,348	667,858

Shares redeemed	(196,681)	(2,191,599)	(765,757)	(8,266,838)

	(55,002)	(629,269)	(463,692)	(5,017,585)

Investor Shares

Shares sold	2,636	30,835	155,684	1,696,700

Reinvestment of distributions	24,298	261,201	12,774	129,783

Shares redeemed	(53,064)	(595,132)	(138,139)	(1,460,839)

	(26,130)	(303,096)	30,319	365,644

Class R6 Shares

Reinvestment of distributions	91	987	53	543

	91	987	53	543

Class R Shares

Class P Shares

Shares sold	2,877	31,733	86,351	900,861

Reinvestment of distributions	259,466	2,804,824	178,685	1,826,161

Shares redeemed	(153,233)	(1,706,448)	(795,386)	(8,402,132)

	109,110	1,130,109	(530,350)	(5,675,110)

NET INCREASE (DECREASE)	35,975	$273,558	(1,071,867)	$(11,470,281)

36

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Cheryl K. Beebe Officer Dwight L. Bush Joseph F. DiMaria, Principal Financial Officer, Principal Kathryn A. Cassidy Accounting Officer and Treasurer John G. Chou Robert Griffith, Secretary Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. MMALTSAR 26

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2026 Strategic Multi-Asset Class Funds Goldman Sachs Multi-Manager Global Equity Fund Goldman Sachs Multi-Manager Non-Core Fixed Income Fund Goldman Sachs Multi-Manager Real Assets Strategy Fund

Strategic Multi-Asset Class Funds

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 52.5%

Australia – 0.4%
9,150	Anglogold Ashanti PLC (Metals & Mining)	$850,302
26,349	AUB Group Ltd. (Insurance)	490,720
368,365	Cleanaway Waste Management Ltd. (Commercial Services & Supplies)	590,963
217,685	FireFly Metals Ltd.* (Metals & Mining)	314,268
55,300	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	412,078
164,094	Genesis Minerals Ltd.* (Metals & Mining)	707,064
403,441	Judo Capital Holdings Ltd.* (Banks)	419,388
252,654	PLS Group Ltd.* (Metals & Mining)	1,124,162
16,531	Rio Tinto PLC (Metals & Mining)	1,665,275
171,262	Stockland (Diversified REITs)	502,260

		7,076,480

Austria – 0.1%
4,437	BAWAG Group AG(a) (Banks)	759,840
4,986	Erste Group Bank AG (Banks)	550,933

		1,310,773

Belgium – 0.2%
24,175	Anheuser-Busch InBev SA (Beverages)	1,826,701
18,621	Syensqo SA (Chemicals)	1,235,302

		3,062,003

Bermuda – 0.0%
4,657	Hamilton Insurance Group Ltd. Class B (Insurance)	152,610

Brazil – 0.5%
115,700	B3 SA - Brasil Bolsa Balcao (Capital Markets)	421,275
142,150	Banco BTG Pactual SA (Capital Markets)	1,703,458
32,700	Caixa Seguridade Participacoes SA (Insurance)	119,460
70,800	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	473,973
45,100	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	213,942
63,700	Embraer SA (Aerospace & Defense)	991,043
73,800	Hapvida Participacoes e Investimentos SA*(a) (Health Care Providers & Services)	184,656
371	MercadoLibre, Inc.* (Broadline Retail)	665,066
42,400	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	271,604

Shares	Description	Value

Common Stocks (continued)

Brazil (continued)
160,901	NU Holdings Ltd. Class A* (Banks)	$2,329,846
68,900	Telefonica Brasil SA (Diversified Telecommunication Services)	546,130
27,700	TIM SA (Wireless Telecommunication Services)	144,044

		8,064,497

Canada – 1.4%
25,700	AGT Food & Ingredients, Inc.* (Food Products)	329,397
123,000	Algonquin Power & Utilities Corp. (Multi-Utilities)	771,495
40,000	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	948,798
9,029	ATS Corp.* (Machinery)	292,935
6,930	Boyd Group, Inc. (Commercial Services & Supplies)	856,640
3,359	Canadian National Railway Co. (Ground Transportation)	376,645
42,845	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	2,045,180
47,592	Canadian Pacific Kansas City Ltd. (Ground Transportation)	4,138,819
13,979	Descartes Systems Group, Inc.* (Software)	1,008,484
36,600	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	801,598
11,110	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	689,493
5,098	Intact Financial Corp. (Insurance)	982,332
6,000	NGEx Minerals Ltd.* (Metals & Mining)	111,002
66,100	Novagold Resources, Inc.* (Metals & Mining)	535,282
20,890	OR Royalties, Inc. (Metals & Mining)	769,742
183,900	Osisko Development Corp.* (Metals & Mining)	546,955
32,635	Shopify, Inc. Class A* (IT Services)	3,953,078
72,500	Solaris Resources, Inc.* (Metals & Mining)	742,426
9,985	South Bow Corp. (Oil, Gas & Consumable Fuels)	341,886
5,460	Stantec, Inc. (Construction & Engineering)	498,669
11,663	TC Energy Corp. (Oil, Gas & Consumable Fuels)	782,027
20,488	Toronto-Dominion Bank (Banks)	2,207,096
73,985	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	873,103

		24,603,082

Chile – 0.0%
2,148	Antofagasta PLC (Metals & Mining)	104,173

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Chile (continued)
29,600	Falabella SA (Broadline Retail)	$179,282
19,800	Plaza SA (Real Estate Management & Development)	98,359

		381,814

China – 2.5%
5,969	Advanced Micro-Fabrication Equipment, Inc. China Class A (Semiconductors & Semiconductor Equipment)	331,712
4,900	Airtac International Group (Machinery)	228,781
126,150	Alibaba Group Holding Ltd. (Broadline Retail)	2,079,079
6,531	Atour Lifestyle Holdings Ltd. ADR (Hotels, Restaurants & Leisure)	249,745
24,950	Baidu, Inc. Class A* (Interactive Media & Services)	393,986
3,030,451	Bank of China Ltd. Class H (Banks)	1,967,852
486,300	Bank of Communications Co. Ltd. Class H (Banks)	444,811
138,200	Baoshan Iron & Steel Co. Ltd. Class A (Metals & Mining)	127,909
148,659	Beijing Yanjing Brewery Co. Ltd. Class A (Beverages)	289,429
402,250	China CITIC Bank Corp. Ltd. Class H (Banks)	421,839
1,418,700	China Construction Bank Corp. Class H (Banks)	1,601,427
123,800	China Hongqiao Group Ltd. (Metals & Mining)	524,051
15,700	China Life Insurance Co. Ltd. Class H (Insurance)	57,918
342,150	China Minsheng Banking Corp. Ltd. Class H (Banks)	156,141
189,000	China National Building Material Co. Ltd. Class H (Construction Materials)	123,162
700,600	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	470,289
108,200	CITIC Ltd. (Industrial Conglomerates)	179,813
29,100	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	1,868,623
148,800	COSCO SHIPPING Holdings Co. Ltd. Class A (Marine Transportation)	308,282
19,000	Ganfeng Lithium Group Co. Ltd. Class H(a) (Chemicals)	204,366
352,200	Geely Automobile Holdings Ltd. (Automobiles)	1,029,733
35,400	GF Securities Co. Ltd. Class H (Capital Markets)	80,256

Shares	Description	Value

Common Stocks (continued)

China (continued)
21,900	Giant Network Group Co. Ltd. Class A (Entertainment)	$105,216
2,400	GigaDevice Semiconductor, Inc. Class A (Semiconductors & Semiconductor Equipment)	111,587
276,200	Great Wall Motor Co. Ltd. Class H (Automobiles)	409,055
162,200	Guotai Haitong Securities Co. Ltd. Class H(a) (Capital Markets)	278,316
2,734	H World Group Ltd. ADR (Hotels, Restaurants & Leisure)	141,184
51,400	Hangzhou First Applied Material Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	141,571
9,100	Han’s Laser Technology Industry Group Co.Ltd.Class A (Machinery)	135,379
50,000	Hansoh Pharmaceutical Group Co. Ltd.(a) (Pharmaceuticals)	239,483
114,350	HBM Holdings Ltd.*(a) (Biotechnology)	190,134
106,600	Huatai Securities Co. Ltd. Class A (Capital Markets)	300,386
144,400	Industrial & Commercial Bank of China Ltd. Class H (Banks)	130,097
35,000	Innovent Biologics, Inc.*(a) (Biotechnology)	408,710
185,200	J&T Global Express Ltd.* (Air Freight & Logistics)	231,722
132,650	JD Health International, Inc.*(a) (Consumer Staples Distribution & Retail)	783,947
147,000	JD Logistics, Inc.*(a) (Air Freight & Logistics)	286,296
79,450	JD.com, Inc. Class A (Broadline Retail)	1,203,677
28,400	Jiangsu Hengli Hydraulic Co. Ltd. Class A (Machinery)	439,683
24,900	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (Pharmaceuticals)	197,290
25,000	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H (Pharmaceuticals)	208,457
56,300	Jiangxi Copper Co. Ltd. Class H (Metals & Mining)	267,564
5,227	JOYY, Inc. ADR (Interactive Media & Services)	308,341
4,500	Laopu Gold Co. Ltd. Class H (Textiles, Apparel & Luxury Goods)	321,294
12,661	Leader Harmonious Drive Systems Co. Ltd. Class A (Machinery)	418,880
33,800	Lens Technology Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	128,823

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

China (continued)
65,000	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	$169,225
68,000	MMG Ltd.* (Metals & Mining)	73,364
5,779	Montage Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	148,457
67,300	NetEase, Inc. (Entertainment)	1,575,438
23,100	New China Life Insurance Co. Ltd. Class H (Insurance)	151,703
79,600	New Oriental Education & Technology Group, Inc. (Diversified Consumer Services)	434,337
104,900	Nongfu Spring Co. Ltd. Class H(a) (Beverages)	634,400
239,550	Orient Securities Co. Ltd. Class H(a) (Capital Markets)	190,420
1,973	PDD Holdings, Inc. ADR* (Broadline Retail)	197,063
632,550	People’s Insurance Co. Group of China Ltd. Class H (Insurance)	432,801
145,150	PICC Property & Casualty Co. Ltd. Class H (Insurance)	262,194
209,100	Ping An Bank Co. Ltd. Class A (Banks)	352,067
11,950	Piotech, Inc. Class A (Semiconductors & Semiconductor Equipment)	783,797
7,655	Qfin Holdings, Inc. ADR (Consumer Finance)	100,127
177,600	SAIC Motor Corp. Ltd. Class A (Automobiles)	359,764
87,200	Sany Heavy Equipment International Holdings Co. Ltd. (Machinery)	120,535
99,100	Sany Heavy Industry Co. Ltd. Class A (Machinery)	296,135
88,000	SDIC Capital Co. Ltd. Class A (Capital Markets)	86,685
302,600	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health Care Equipment & Supplies)	132,901
7,578	Shanghai Allist Pharmaceuticals Co. Ltd. Class A (Pharmaceuticals)	103,174
8,000	Shenzhen Goodix Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	76,372
21,200	Sieyuan Electric Co. Ltd. Class A (Electrical Equipment)	607,323
657,900	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	457,940
47,050	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	111,921
19,009	TAL Education Group ADR* (Diversified Consumer Services)	211,380

Shares	Description	Value

Common Stocks (continued)

China (continued)
200,065	Tencent Holdings Ltd. (Interactive Media & Services)	$12,150,395
20,750	Trip.com Group Ltd.* (Hotels, Restaurants & Leisure)	1,120,479
23,018	Vipshop Holdings Ltd. ADR (Broadline Retail)	331,229
57,389	Weibo Corp. ADR (Interactive Media & Services)	482,642
168,000	Weichai Power Co. Ltd. Class H (Machinery)	835,109
36,900	Wingtech Technology Co. Ltd. Class A* (Electronic Equipment, Instruments & Components)	151,894
621,700	Wintime Energy Group Co. Ltd. Class A* (Independent Power and Renewable Electricity Producers)	161,678
9,200	Wuliangye Yibin Co. Ltd. Class A (Beverages)	130,922
46,500	WuXi AppTec Co. Ltd. Class H(a) (Life Sciences Tools & Services)	816,907
24,900	WuXi AppTec Co. Ltd. Class A (Life Sciences Tools & Services)	403,561
10,600	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H(a) (Communications Equipment)	273,310
46,300	Zijin Mining Group Co. Ltd. Class A (Metals & Mining)	228,076

		45,682,021

Colombia* – 0.0%
36,400	Aris Mining Corp. (Metals & Mining)	650,636

Czech Republic – 0.0%
3,400	Komercni Banka AS (Banks)	180,988

Denmark – 0.4%
1,657	Ascendis Pharma AS* (Biotechnology)	380,083
15,043	Carlsberg AS Class B (Beverages)	2,037,030
5,784	NKT AS* (Electrical Equipment)	854,368
84,244	Novo Nordisk AS Class B (Pharmaceuticals)	3,583,397
6,121	Royal Unibrew AS (Beverages)	409,362
3,871	Zealand Pharma AS* (Biotechnology)	183,083

		7,447,323

Egypt – 0.0%
113,000	Commercial International Bank - Egypt (CIB) GDR (Banks)	283,287

Finland – 0.2%
9,612	Hiab OYJ (Machinery)	571,389
33,803	Kone OYJ Class B (Machinery)	2,150,270

		2,721,659

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

France – 3.2%
2,121	Abivax SA ADR* (Biotechnology)	$248,963
21,519	Air Liquide SA (Chemicals)	4,629,601
190,053	Alstom SA* (Machinery)	3,818,979
69,238	BNP Paribas SA (Banks)	7,271,475
33,248	Capgemini SE (IT Services)	4,043,499
62,515	Cie de Saint-Gobain SA (Building Products)	5,727,610
30,414	Cie Generale des Etablissements Michelin SCA (Automobile Components)	1,101,778
35,908	Edenred SE (Financial Services)	899,282
25,694	Elis SA (Commercial Services & Supplies)	793,950
97,107	Engie SA (Multi-Utilities)	3,200,893
22,358	Kering SA (Textiles, Apparel & Luxury Goods)	6,150,983
10,737	Legrand SA (Electrical Equipment)	1,923,678
7,045	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,763,504
17,581	Pernod Ricard SA (Beverages)	1,307,004
17,725	Rexel SA (Trading Companies & Distributors)	749,648
8,302	Safran SA (Aerospace & Defense)	2,665,876
51,474	Societe Generale SA (Banks)	4,143,658
11,794	Technip Energies NV (Energy Equipment & Services)	557,945
42,173	TotalEnergies SE (Oil, Gas & Consumable Fuels)	3,920,973
763,777	Worldline SA*(a) (Financial Services)	225,306

		57,144,605

Germany – 2.4%
17,712	Beiersdorf AG (Personal Products)	1,468,319
21,106	Daimler Truck Holding AG (Machinery)	1,064,542
72,269	Deutsche Bank AG (Capital Markets)	2,245,328
17,265	Deutsche Boerse AG (Capital Markets)	5,296,863
144,022	Deutsche Lufthansa AG (Passenger Airlines)	1,234,044
81,130	Deutsche Telekom AG (Diversified Telecommunication Services)	2,620,551
18,326	E.ON SE (Multi-Utilities)	406,292
20,232	flatexDEGIRO SE (Capital Markets)	723,895
54,064	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,636,088
11,900	KION Group AG (Machinery)	621,078
57,031	Lanxess AG (Chemicals)	1,215,349
16,463	Merck KGaA (Pharmaceuticals)	2,131,745

Shares	Description	Value

Common Stocks (continued)

Germany (continued)
2,231	MTU Aero Engines AG (Aerospace & Defense)	$765,135
215	Rheinmetall AG (Aerospace & Defense)	342,884
39,610	SAP SE (Software)	6,650,244
7,531	Scout24 SE(a) (Interactive Media & Services)	627,048
5,223	Siemens AG (Industrial Conglomerates)	1,552,072
47,524	Siemens Energy AG (Electrical Equipment)	10,071,370
37,718	TAG Immobilien AG (Real Estate Management & Development)	657,761
66,940	thyssenkrupp AG (Metals & Mining)	796,659

		44,127,267

Ghana* – 0.0%
45,176	Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	139,142

Greece – 0.1%
189,976	Eurobank SA Class A (Banks)	826,595
22,000	Jumbo SA (Specialty Retail)	600,064
36,329	National Bank of Greece SA (Banks)	575,749

		2,002,408

Guatemala – 0.0%
4,620	Millicom International Cellular SA (Wireless Telecommunication Services)	392,146

Hong Kong – 0.4%
312,300	AIA Group Ltd. (Insurance)	3,428,668
6,300	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	335,555
193,389	Prudential PLC (Insurance)	2,914,283

		6,678,506

Hungary – 0.0%
4,859	OTP Bank Nyrt (Banks)	651,732

India – 1.0%
12,700	APL Apollo Tubes Ltd. (Metals & Mining)	256,089
27,717	Bajaj Finance Ltd. (Consumer Finance)	275,303
156,700	Bank of Baroda (Banks)	437,198
145,900	Bank of India (Banks)	216,471
201,353	Bharat Electronics Ltd. (Aerospace & Defense)	919,219
15,849	Bharat Forge Ltd. (Automobile Components)	315,938
12,589	Bharti Airtel Ltd. (Wireless Telecommunication Services)	251,653
11,126	BSE Ltd. (Capital Markets)	429,736

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

India (continued)
315,050	Canara Bank (Banks)	$449,653
219,100	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,114,350
1,500	Cummins India Ltd. (Machinery)	83,571
50,300	Delhivery Ltd.* (Air Freight & Logistics)	248,569
6,750	Eicher Motors Ltd. (Automobiles)	507,903
8,600	Fortis Healthcare Ltd. (Health Care Providers & Services)	84,113
14,200	GE Vernova T&D India Ltd. (Electrical Equipment)	668,186
18,900	HCL Technologies Ltd. (IT Services)	240,388
115,721	HDFC Bank Ltd. (Banks)	946,490
1,655	Hitachi Energy India Ltd. (Electrical Equipment)	587,883
63,289	ICICI Bank Ltd. ADR (Banks)	1,682,855
30,306	ICICI Bank Ltd. (Banks)	406,656
39,050	Indian Bank (Banks)	352,064
16,763	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	112,877
611,450	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	920,489
110,150	ITC Ltd. (Tobacco)	366,749
33,950	L&T Finance Ltd. (Consumer Finance)	100,595
8,988	Larsen & Toubro Ltd. (Construction & Engineering)	381,809
19,000	Laurus Labs Ltd.(a) (Pharmaceuticals)	221,838
4,200	Lupin Ltd. (Pharmaceuticals)	102,661
36,684	Mahindra & Mahindra Ltd. (Automobiles)	1,203,134
75,150	Malco Energy Ltd.* (Oil, Gas & Consumable Fuels)	95,824
50,900	National Aluminium Co. Ltd. (Metals & Mining)	215,364
96,150	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	304,808
457,500	Punjab National Bank (Banks)	529,995
7,580	Radico Khaitan Ltd. (Beverages)	274,144
4,858	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	73,678
14,059	Siemens Energy India Ltd. (Electrical Equipment)	488,316
950	Solar Industries India Ltd. (Chemicals)	155,184
75,150	Talwandi Sabo Power Ltd.* (Independent Power and Renewable Electricity Producers)	95,824
25,000	Tata Consultancy Services Ltd. (IT Services)	656,057
34,822	TVS Motor Co. Ltd. (Automobiles)	1,289,524
75,150	Vedanta Aluminium Metal Ltd.* (Metals & Mining)	95,824

Shares	Description	Value

Common Stocks (continued)

India (continued)
75,150	Vedanta Iron & Steel Ltd.* (Metals & Mining)	$95,824
75,150	Vedanta Ltd. (Metals & Mining)	215,814

		18,470,620

Indonesia – 0.0%
1,160,400	Bank Mandiri Persero Tbk. PT (Banks)	295,266
398,700	Indofood Sukses Makmur Tbk. PT (Food Products)	155,472

		450,738

Ireland – 0.2%
230,565	AIB Group PLC (Banks)	2,657,618
52,888	Bank of Ireland Group PLC (Banks)	1,041,756

		3,699,374

Israel – 0.4%
50,143	Cellebrite DI Ltd.* (Software)	651,859
12,058	Check Point Software Technologies Ltd.* (Software)	1,356,163
1,495	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	748,143
3,702	OPC Energy Ltd.* (Independent Power and Renewable Electricity Producers)	154,925
12,284	Phoenix Financial Ltd. (Insurance)	739,111
66,669	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	2,338,082
2,281	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	504,215
10,252	Wix.com Ltd.* (IT Services)	765,722

		7,258,220

Italy – 0.9%
41,024	Banca Mediolanum SpA (Financial Services)	899,180
75,790	Banca Monte dei Paschi di Siena SpA (Banks)	807,899
103,811	Enel SpA (Electric Utilities)	1,212,064
90,483	Eni SpA (Oil, Gas & Consumable Fuels)	2,558,534
16,552	Generali (Insurance)	741,728
164,480	Hera SpA (Multi-Utilities)	776,177
517,158	Intesa Sanpaolo SpA (Banks)	3,513,690
43,642	Ryanair Holdings PLC ADR (Passenger Airlines)	2,385,035
37,617	UniCredit SpA (Banks)	2,907,131
42,586	Wizz Air Holdings PLC*(a) (Passenger Airlines)	518,341

		16,319,779

Japan – 4.3%
13,200	ADEKA Corp. (Chemicals)	330,601

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
16,705	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	$810,192
15,800	Amano Corp. (Electronic Equipment, Instruments & Components)	361,185
21,900	Anritsu Corp. (Electronic Equipment, Instruments & Components)	573,279
23,400	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	532,566
17,300	Credit Saison Co. Ltd. (Consumer Finance)	479,190
14,700	Daikin Industries Ltd. (Building Products)	2,077,039
117,400	Denso Corp. (Automobile Components)	1,402,701
55,000	FANUC Corp. (Machinery)	2,429,519
14,300	Food & Life Cos. Ltd. (Hotels, Restaurants & Leisure)	831,846
63,900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,175,992
46,000	Fuso Chemical Co. Ltd. (Chemicals)	963,094
132,600	Hitachi Ltd. (Industrial Conglomerates)	4,216,461
5,900	Hoya Corp. (Health Care Equipment & Supplies)	1,101,788
1,429	Invincible Investment Corp. (Hotel & Resort REITs)	562,236
10,000	Japan Steel Works Ltd. (Machinery)	611,107
10,600	JINS Holdings, Inc. (Specialty Retail)	448,903
74,300	JVCKenwood Corp. (Household Durables)	560,027
19,900	Kamigumi Co. Ltd. (Transportation Infrastructure)	657,702
21,200	Kandenko Co. Ltd. (Construction & Engineering)	924,776
103,300	KDDI Corp. (Wireless Telecommunication Services)	1,690,456
614	KDX Realty Investment Corp. (Diversified REITs)	641,328
12,800	Kose Holdings Corp. (Personal Products)	456,602
35,100	Kotobuki Spirits Co. Ltd. (Food Products)	451,207
26,200	Kyushu Railway Co. (Ground Transportation)	600,464
42,700	Lifedrink Co., Inc. (Beverages)	376,659
492,100	LY Corp. (Interactive Media & Services)	1,294,335

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
114,500	Mebuki Financial Group, Inc. (Banks)	$950,618
37,200	Menicon Co. Ltd. (Health Care Equipment & Supplies)	384,267
101,500	Mitsubishi Electric Corp. (Electrical Equipment)	4,073,294
51,499	Mitsubishi Heavy Industries Ltd. (Machinery)	1,537,033
20,100	Monogatari Corp. (Hotels, Restaurants & Leisure)	540,689
22,900	Nabtesco Corp. (Machinery)	757,376
23,700	Nifco, Inc. (Automobile Components)	698,372
31,173	Nintendo Co. Ltd. (Entertainment)	1,524,948
12,800	Nisshinbo Holdings, Inc. (Industrial Conglomerates)	168,844
31,700	NOF Corp. (Chemicals)	647,409
75,400	Olympus Corp. (Health Care Equipment & Supplies)	741,598
8,500	Organo Corp. (Machinery)	858,950
296,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	5,987,925
10,600	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	702,791
175,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	2,100,998
59,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,716,488
9,000	SMC Corp. (Machinery)	4,425,674
24,800	Sojitz Corp. (Trading Companies & Distributors)	928,877
134,800	Sompo Holdings, Inc. (Insurance)	5,016,636
107,800	Sony Group Corp. (Household Durables)	2,159,808
121,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,272,395
130,400	Suzuki Motor Corp. (Automobiles)	1,458,319
9,100	SWCC Corp. (Electrical Equipment)	931,446
45,700	Synspective, Inc.* (Professional Services)	389,944
12,300	Taiyo Yuden Co. Ltd. (Electronic Equipment, Instruments & Components)	504,294
104,400	Terumo Corp. (Health Care Equipment & Supplies)	1,328,387
16,700	TIS, Inc. (IT Services)	363,977
78,500	Tohoku Electric Power Co., Inc. (Electric Utilities)	548,304
7,400	Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	435,044

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
32,600	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	$750,151
26,800	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	555,850
10,900	Toyo Suisan Kaisha Ltd. (Food Products)	751,244
33,400	TV Asahi Holdings Corp. (Media)	691,144
80,400	Yokohama Financial Group, Inc. (Banks)	763,205
135,400	ZOZO, Inc. (Specialty Retail)	911,575

		78,139,129

Luxembourg – 0.0%
10,038	ArcelorMittal SA (Metals & Mining)	582,758

Macau – 0.0%
418,000	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	627,485

Malaysia – 0.1%
372,300	AMMB Holdings Bhd. (Banks)	576,519
417,300	Press Metal Aluminium Holdings Bhd. (Metals & Mining)	906,786
310,493	RHB Bank Bhd. (Banks)	636,387

		2,119,692

Mexico – 0.1%
718,400	America Movil SAB de CV (Wireless Telecommunication Services)	954,522
12,200	America Movil SAB de CV ADR (Wireless Telecommunication Services)	324,520
5,550	Gruma SAB de CV Class B (Food Products)	96,318
6,200	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	82,282
21,600	Grupo Financiero Banorte SAB de CV Class O (Banks)	234,542
3,200	Industrias Penoles SAB de CV* (Metals & Mining)	161,333
4,180	Southern Copper Corp. (Metals & Mining)	717,664

		2,571,181

Netherlands – 1.2%
1,939	Adyen NV*(a) (Financial Services)	2,188,075
687	Argenx SE ADR* (Biotechnology)	537,042
1,971	ASM International NV (Semiconductors & Semiconductor Equipment)	1,928,181

Shares	Description	Value

Common Stocks (continued)

Netherlands (continued)
2,735	ASML Holding NV (Semiconductors & Semiconductor Equipment)	$3,935,638
8,043	ASR Nederland NV (Insurance)	610,941
35,729	CTP NV(a) (Real Estate Management & Development)	674,288
32,190	Heineken NV (Beverages)	2,505,984
169,078	ING Groep NV (Banks)	4,893,350
113,283	Koninklijke Philips NV (Health Care Equipment & Supplies)	2,988,152
21,880	SBM Offshore NV (Energy Equipment & Services)	936,057

		21,197,708

Peru – 0.0%
1,185	Credicorp Ltd. (Banks)	384,141

Philippines – 0.0%
36,090	International Container Terminal Services, Inc. (Transportation Infrastructure)	416,818
66,300	Metropolitan Bank & Trust Co. (Banks)	72,259

		489,077

Poland – 0.1%
7,500	Allegro.eu SA*(a) (Broadline Retail)	61,762
3,000	Bank Polska Kasa Opieki SA (Banks)	187,796
25,900	ORLEN SA (Oil, Gas & Consumable Fuels)	951,891
175,100	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	514,460

		1,715,909

Portugal – 0.1%
684,107	Banco Comercial Portugues SA Class R (Banks)	731,228
25,606	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	598,923

		1,330,151

Puerto Rico – 0.0%
5,310	EVERTEC, Inc. (Financial Services)	156,804

Qatar – 0.0%
299,700	Barwa Real Estate Co. (Real Estate Management & Development)	194,152
33,700	Ooredoo QPSC (Diversified Telecommunication Services)	126,803

		320,955

Russia*(b) – 0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Russia*(b) (continued)
5,200	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	$—
2,390	Magnit PJSC (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC GDR (Metals & Mining)	—
5,614	PhosAgro PJSC GDR (Chemicals)	—
36	PhosAgro PJSC (Chemicals)	—
19,000	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC GDR (Banks)	—

		—

Singapore – 0.5%
46,650	DBS Group Holdings Ltd. (Banks)	2,151,062
373,100	Keppel DC REIT (Specialized REITs)	690,509
54,844	Sea Ltd. ADR* (Broadline Retail)	4,655,159
50,300	United Overseas Bank Ltd. (Banks)	1,432,497

		8,929,227

South Africa – 0.3%
3,773	Capitec Bank Holdings Ltd. (Banks)	979,671
35,300	Discovery Ltd. (Insurance)	547,635
19,992	Gold Fields Ltd. ADR (Metals & Mining)	849,260
18,777	Gold Fields Ltd. (Metals & Mining)	795,436
86,814	MTN Group Ltd. (Wireless Telecommunication Services)	1,089,246
31,832	Remgro Ltd. (Financial Services)	374,598

		4,635,846

South Korea – 2.4%
3,074	APR Corp. (Personal Products)	879,796
1,900	DB Insurance Co. Ltd. (Insurance)	216,208
7,700	Doosan Enerbility Co. Ltd.* (Electrical Equipment)	671,076
3,800	Hana Financial Group, Inc. (Banks)	330,150
945	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	902,822
2,450	HD Hyundai Co. Ltd. (Oil, Gas & Consumable Fuels)	520,173
1,938	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,666,522
2,161	HD Hyundai Heavy Industries Co. Ltd. (Machinery)	1,006,369
130	Hyosung Heavy Industries Corp. (Electrical Equipment)	350,195
1,284	Hyundai Motor Co. (Automobiles)	465,398
11,650	Hyundai Steel Co. (Metals & Mining)	338,657
6,100	Kakao Corp. (Interactive Media & Services)	196,378
11,676	KB Financial Group, Inc. (Banks)	1,278,582
10,821	Kia Corp. (Automobiles)	1,116,096

Shares	Description	Value

Common Stocks (continued)

South Korea (continued)
12,253	KT Corp. ADR (Diversified Telecommunication Services)	$262,582
3,134	KT&G Corp. (Tobacco)	376,748
6,600	LG Electronics, Inc. (Household Durables)	635,666
213	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	212,369
2,750	Samsung E&A Co. Ltd. (Construction & Engineering)	99,597
97,074	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	14,618,139
622	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	2,350,062
1,201	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	373,288
18,200	Samsung Heavy Industries Co. Ltd.* (Machinery)	400,884
21,141	Shinhan Financial Group Co. Ltd. (Banks)	1,435,658
14,088	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	12,563,228
1	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	99
500	SK Square Co. Ltd.* (Industrial Conglomerates)	291,000
25,605	Woori Financial Group, Inc. (Banks)	583,900

		44,141,642

Spain – 0.2%
32,359	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	1,867,188
5,301	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals)	495,499
47,946	Merlin Properties Socimi SA (Diversified REITs)	838,441

		3,201,128

Sweden – 0.3%
171,805	Electrolux AB Class B* (Household Durables)	960,534
64,699	Embracer Group AB* (Entertainment)	446,225
214,879	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	2,347,540
31,251	Securitas AB Class B (Commercial Services & Supplies)	524,484
13,427	Trelleborg AB Class B (Machinery)	551,300

		4,830,083

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

Switzerland – 0.7%
17,129	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	$3,287,351
4,349	Sonova Holding AG (Health Care Equipment & Supplies)	953,336
26,582	Sportradar Group AG Class A* (Hotels, Restaurants & Leisure)	346,895
116,722	UBS Group AG (Capital Markets)	5,165,158
3,035	Zurich Insurance Group AG (Insurance)	2,116,063

		11,868,803

Taiwan – 3.5%
32,900	Accton Technology Corp. (Communications Equipment)	2,409,482
10,000	AP Memory Technology Corp. (Semiconductors & Semiconductor Equipment)	269,275
95,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,489,092
11,000	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,007,086
5,300	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,849,134
24,150	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	447,451
1,100	Bizlink Holding, Inc. (Electrical Equipment)	98,772
571,800	Chang Hwa Commercial Bank Ltd. (Banks)	382,223
2,700	Chenbro Micom Co. Ltd. (Technology Hardware, Storage & Peripherals)	98,129
7,100	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	485,145
1,000	Chunghwa Precision Test Tech Co. Ltd. (Electronic Equipment, Instruments & Components)	111,967
115,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	8,064,426
10,050	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	1,497,496
46,100	Evergreen Marine Corp. Taiwan Ltd. (Marine Transportation)	294,909
167,750	Far Eastern New Century Corp. (Industrial Conglomerates)	136,939

Shares	Description	Value

Common Stocks (continued)

Taiwan (continued)
80,200	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	$566,615
5,550	Hon Precision, Inc. (Semiconductors & Semiconductor Equipment)	871,006
8,500	International Games System Co. Ltd. (Entertainment)	202,037
277,400	KGI Financial Holding Co. Ltd. (Insurance)	189,062
10,700	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	181,776
66,600	Macronix International Co. Ltd.* (Semiconductors & Semiconductor Equipment)	332,861
9,950	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	830,642
400	MPI Corp. (Semiconductors & Semiconductor Equipment)	64,226
36,500	Nanya Technology Corp.* (Semiconductors & Semiconductor Equipment)	258,397
114,650	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	299,952
538,200	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	440,066
12,700	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	216,820
1,416	Silicon Motion Technology Corp. ADR (Semiconductors & Semiconductor Equipment)	309,793
708,800	SinoPac Financial Holdings Co. Ltd. (Banks)	694,526
1,600	Syntec Technology Co. Ltd. (Machinery)	130,032
444,304	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	30,844,405
11,640	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	4,610,138
11,200	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	161,361
6,500	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	184,622
328,800	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	825,898

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Taiwan (continued)
2,200	V5 Technologies Co. Ltd.* (Semiconductors & Semiconductor Equipment)	$89,918
72,100	Wan Hai Lines Ltd. (Marine Transportation)	169,757
196,700	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	580,313
31,900	Yageo Corp. (Electronic Equipment, Instruments & Components)	325,242

		63,020,991

Thailand – 0.2%
29,584	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	308,988
53,000	Bangkok Bank PCL (Banks)	264,435
2,264,350	Charoen Pokphand Foods PCL (Food Products)	1,340,654
2,043	Fabrinet* (Electronic Equipment, Instruments & Components)	1,396,329
7,613,000	TMBThanachart Bank PCL (Banks)	528,622

		3,839,028

Turkey – 0.1%
103,445	Aselsan Elektronik Sanayi Ve Ticaret AS (Aerospace & Defense)	963,257
21,600	Migros Ticaret AS (Consumer Staples Distribution & Retail)	307,131

		1,270,388

United Arab Emirates – 0.1%
19,109	Abu Dhabi Islamic Bank PJSC (Banks)	114,107
290,959	Dubai Islamic Bank PJSC (Banks)	565,584
65,500	Emaar Development PJSC (Real Estate Management & Development)	259,996
420,784	Emaar Properties PJSC (Real Estate Management & Development)	1,354,924

		2,294,611

United Kingdom – 4.3%
55,160	3i Group PLC (Capital Markets)	1,918,339
32,318	AstraZeneca PLC (Pharmaceuticals)	6,131,442
70,967	Balfour Beatty PLC (Construction & Engineering)	788,572
736,195	Barclays PLC (Banks)	4,327,289
21,836	Berkeley Group Holdings PLC* (Household Durables)	950,727
98,758	British American Tobacco PLC (Tobacco)	5,816,333
91,690	Chemring Group PLC (Aerospace & Defense)	651,284

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
95,023	Compass Group PLC (Hotels, Restaurants & Leisure)	$2,685,065
14,241	Computacenter PLC (IT Services)	721,026
159,234	Convatec Group PLC(a) (Health Care Equipment & Supplies)	456,655
10,209	Cranswick PLC (Food Products)	748,773
20,210	Croda International PLC (Chemicals)	783,873
143,342	Diageo PLC (Beverages)	2,898,286
42,728	Gamma Communications PLC (Diversified Telecommunication Services)	525,837
61,383	Grafton Group PLC CDI (Trading Companies & Distributors)	731,362
94,361	GSK PLC (Pharmaceuticals)	2,473,907
40,446	IG Group Holdings PLC (Capital Markets)	827,204
25,026	IMI PLC (Machinery)	953,192
1,157,724	Lloyds Banking Group PLC (Banks)	1,573,696
10,545	London Stock Exchange Group PLC (Capital Markets)	1,368,284
212,227	Melrose Industries PLC (Aerospace & Defense)	1,392,691
181,299	National Grid PLC (Multi-Utilities)	3,245,356
653,161	NatWest Group PLC (Banks)	5,209,528
52,704	Reckitt Benckiser Group PLC (Household Products)	3,353,480
159,919	RELX PLC (Professional Services)	5,840,856
751,783	Rolls-Royce Holdings PLC (Aerospace & Defense)	12,097,359
155,392	Segro PLC (Industrial REITs)	1,471,870
135,496	Smith & Nephew PLC (Health Care Equipment & Supplies)	2,096,640
34,478	Smiths Group PLC (Industrial Conglomerates)	1,190,375
21,553	SSE PLC (Electric Utilities)	771,691
64,335	Standard Chartered PLC (Banks)	1,638,279
296,755	Tesco PLC (Consumer Staples Distribution & Retail)	1,946,563
140,343	WH Smith PLC (Specialty Retail)	985,883

		78,571,717

United States – 19.7%
8,271	A10 Networks, Inc. (Software)	220,670
37,763	Abbott Laboratories (Health Care Equipment & Supplies)	3,428,503
5,303	ABM Industries, Inc. (Commercial Services & Supplies)	216,362
6,208	Accenture PLC Class A (IT Services)	1,109,432
2,894	Addus HomeCare Corp.* (Health Care Providers & Services)	280,400
23,267	Adeia, Inc. (Software)	741,054
5,230	Adobe, Inc.* (Software)	1,287,103

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
11,386	ADTRAN Holdings, Inc.* (Communications Equipment)	$201,418
4,377	Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	1,680,374
40	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	14,180
1,935	AeroVironment, Inc.* (Aerospace & Defense)	377,364
18,021	Agios Pharmaceuticals, Inc.* (Biotechnology)	504,588
25,611	Alkami Technology, Inc.* (Software)	404,142
30,309	Alphabet, Inc. Class A (Interactive Media & Services)	11,662,903
28,865	Amazon.com, Inc.* (Broadline Retail)	7,650,957
12,345	American Eagle Outfitters, Inc. (Specialty Retail)	215,050
40,019	American International Group, Inc. (Insurance)	2,993,421
10,586	Ameris Bancorp (Banks)	902,456
7,716	AMN Healthcare Services, Inc.* (Health Care Providers & Services)	157,947
7,635	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	1,124,406
30,585	Amrize Ltd.* (Construction Materials)	1,644,861
12,563	Aon PLC Class A (Insurance)	3,915,259
2,658	Appfolio, Inc. Class A* (Software)	444,125
37,541	Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,186,750
728	AppLovin Corp. Class A* (Software)	324,943
24,311	Arch Capital Group Ltd.* (Insurance)	2,296,417
9,731	Archrock, Inc. (Energy Equipment & Services)	377,076
20,794	Arcutis Biotherapeutics, Inc.* (Biotechnology)	482,837
7,729	Arista Networks, Inc.* (Communications Equipment)	1,334,876
1,864	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	350,115
15,375	Artivion, Inc.* (Health Care Equipment & Supplies)	550,886
3,057	Asbury Automotive Group, Inc.* (Specialty Retail)	622,680
4,575	Assured Guaranty Ltd. (Insurance)	374,693
18,843	AtriCure, Inc.* (Health Care Equipment & Supplies)	529,677

Shares	Description	Value

Common Stocks (continued)

United States (continued)
26,008	Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	$170,092
23,213	Avient Corp. (Chemicals)	860,738
5,078	Avnet, Inc. (Electronic Equipment, Instruments & Components)	418,986
3,018	Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	419,834
4,200	Axis Capital Holdings Ltd. (Insurance)	421,722
700	Axon Enterprise, Inc.* (Aerospace & Defense)	281,232
3,276	Axos Financial, Inc.* (Banks)	315,937
15,874	Azenta, Inc.* (Life Sciences Tools & Services)	390,024
1,885	AZZ, Inc. (Building Products)	269,630
4,460	Balchem Corp. (Chemicals)	720,825
5,296	Baldwin Insurance Group, Inc.* (Insurance)	120,325
29,020	Bank of America Corp. (Banks)	1,551,409
3,630	Bar Harbor Bankshares (Banks)	124,328
2,599	Belden, Inc. (Electronic Equipment, Instruments & Components)	292,336
4,816	Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	395,153
10,276	Berkshire Hathaway, Inc. Class B* (Financial Services)	4,866,714
32,468	BGC Group, Inc. Class A (Capital Markets)	364,616
63,069	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	577,712
26,327	Block, Inc.* (Financial Services)	1,856,317
12,782	Boeing Co.* (Aerospace & Defense)	2,927,461
4,007	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	674,619
3,461	Boot Barn Holdings, Inc.* (Specialty Retail)	593,388
138,049	BP PLC (Oil, Gas & Consumable Fuels)	1,092,773
9,154	Bridgebio Pharma, Inc.* (Biotechnology)	650,941
4,356	Brink’s Co. (Commercial Services & Supplies)	465,003
4,361	Bristow Group, Inc. (Energy Equipment & Services)	214,256
11,878	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,958,234
9,636	Builders FirstSource, Inc.* (Building Products)	762,111
10,096	Byline Bancorp, Inc. (Banks)	324,586
4,384	Cactus, Inc. Class A (Energy Equipment & Services)	244,276

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United States (continued)
23,703	Cadre Holdings, Inc. (Aerospace & Defense)	$702,794
10,044	Capital One Financial Corp. (Consumer Finance)	1,921,417
13,012	Cargurus, Inc.* (Interactive Media & Services)	474,418
13,152	CarMax, Inc.* (Specialty Retail)	517,005
98,021	Carnival Corp. (Hotels, Restaurants & Leisure)	2,598,537
17,538	Carrier Global Corp. (Building Products)	1,178,027
12,841	Catalyst Pharmaceuticals, Inc.* (Biotechnology)	361,217
14,858	Cathay General Bancorp (Banks)	832,494
398	Cavco Industries, Inc.* (Household Durables)	201,786
16,441	CBIZ, Inc.* (Professional Services)	501,450
23,500	Central Garden & Pet Co. Class A* (Household Products)	788,660
13,465	Champion Homes, Inc.* (Household Durables)	1,026,437
23,455	Charles Schwab Corp. (Capital Markets)	2,149,416
11,913	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	404,923
4,856	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	707,034
2,080	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	210,059
1,108	Ciena Corp.* (Communications Equipment)	584,559
1,595	Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	260,113
8,677	Cohen & Steers, Inc. (Capital Markets)	609,906
35,669	Colgate-Palmolive Co. (Household Products)	3,044,706
9,727	Columbia Banking System, Inc. (Banks)	287,919
5,291	Commercial Metals Co. (Metals & Mining)	364,867
4,599	Commvault Systems, Inc.* (Software)	454,749
5,992	ConnectOne Bancorp, Inc. (Banks)	175,086
19,215	ConocoPhillips (Oil, Gas & Consumable Fuels)	2,416,863
20,541	Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,292,029
8,565	Cousins Properties, Inc. (Office REITs)	219,350
3,856	Covista, Inc.* (Diversified Consumer Services)	444,288
348	Credit Acceptance Corp.* (Consumer Finance)	175,709

Shares	Description	Value

Common Stocks (continued)

United States (continued)
3,058	Credo Technology Group Holding Ltd.* (Semiconductors & Semiconductor Equipment)	$532,123
11,878	Crinetics Pharmaceuticals, Inc.* (Pharmaceuticals)	460,629
2,983	CSW Industrials, Inc. (Building Products)	868,650
4,530	Cummins, Inc. (Machinery)	3,039,675
11,376	CVB Financial Corp. (Banks)	231,729
6,422	Cytokinetics, Inc.* (Biotechnology)	410,815
2,414	Danaher Corp. (Life Sciences Tools & Services)	431,985
4,240	Datadog, Inc. Class A* (Software)	560,486
1,836	Deere & Co. (Machinery)	1,083,001
9,394	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,931,688
2,241	Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	240,123
2,590	Dolby Laboratories, Inc. Class A (Software)	166,123
4,963	DoorDash, Inc. Class A* (Hotels, Restaurants & Leisure)	837,010
3,822	Dover Corp. (Machinery)	865,339
6,822	Ducommun, Inc.* (Aerospace & Defense)	968,246
1,821	Eastman Chemical Co. (Chemicals)	133,097
6,890	Eaton Corp. PLC (Electrical Equipment)	2,983,439
8,197	Element Solutions, Inc. (Chemicals)	349,110
2,444	Elevance Health, Inc. (Health Care Providers & Services)	919,970
5,692	Eli Lilly & Co. (Pharmaceuticals)	5,319,743
18,819	Enerpac Tool Group Corp. (Machinery)	660,547
2,503	EnerSys (Electrical Equipment)	533,790
4,322	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	611,044
6,652	Envista Holdings Corp.* (Health Care Equipment & Supplies)	172,553
1,585	EPAM Systems, Inc.* (IT Services)	180,341
19,136	EQT Corp. (Oil, Gas & Consumable Fuels)	1,149,691
38,215	Equitable Holdings, Inc. (Financial Services)	1,612,673
1,531	Esab Corp. (Machinery)	150,451
4,905	Essent Group Ltd. (Financial Services)	296,851
7,733	Essential Properties Realty Trust, Inc. (Diversified REITs)	243,048
2,365	Euronet Worldwide, Inc.* (Financial Services)	171,179
83,067	Experian PLC (Professional Services)	3,039,340
11,536	Extra Space Storage, Inc. (Specialized REITs)	1,653,455

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
11,370	Extreme Networks, Inc.* (Communications Equipment)	$251,163
24,600	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,796,518
8,961	FB Financial Corp. (Banks)	484,521
2,130	Federal Agricultural Mortgage Corp. Class C (Financial Services)	370,194
5,547	Federal Signal Corp. (Machinery)	683,002
2,629	FedEx Corp. (Air Freight & Logistics)	1,060,302
12,320	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	3,298,187
7,759	Figma, Inc. Class A* (Software)	137,334
21,056	First Advantage Corp.* (Professional Services)	268,675
6,899	First American Financial Corp. (Insurance)	483,827
5,119	First Bancorp/Southern Pines NC (Banks)	295,571
3,970	First Industrial Realty Trust, Inc. (Industrial REITs)	246,180
4,942	First Mid Bancshares, Inc. (Banks)	208,009
48,388	First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	634,851
4,326	FirstCash Holdings, Inc. (Consumer Finance)	944,020
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	432
4,884	Frontdoor, Inc.* (Diversified Consumer Services)	335,189
736	FTI Consulting, Inc.* (Professional Services)	131,965
21,599	Gates Industrial Corp. PLC* (Machinery)	553,150
26,922	General Mills, Inc. (Food Products)	950,616
5,001	Gibraltar Industries, Inc.* (Building Products)	195,189
10,299	Glacier Bancorp, Inc. (Banks)	505,166
11,511	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	1,038,062
7,415	Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,253,654
2,822	Granite Construction, Inc. (Construction & Engineering)	386,812
9,626	Graphic Packaging Holding Co. (Containers & Packaging)	91,736
2,789	Green Brick Partners, Inc.* (Household Durables)	188,090
1,061	Group 1 Automotive, Inc. (Specialty Retail)	378,639
11,375	Guardian Pharmacy Services, Inc. Class A* (Health Care Providers & Services)	422,013

Shares	Description	Value

Common Stocks (continued)

United States (continued)
3,319	Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	$639,040
5,072	Haemonetics Corp.* (Health Care Equipment & Supplies)	304,776
16,847	Halozyme Therapeutics, Inc.* (Biotechnology)	1,072,480
6,042	Hancock Whitney Corp. (Banks)	407,895
7,322	HealthEquity, Inc.* (Health Care Providers & Services)	600,624
25	HEICO Corp. (Aerospace & Defense)	6,748
27,365	Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	283,228
7,076	Heritage Financial Corp. (Banks)	194,732
57,907	Hillman Solutions Corp.* (Machinery)	472,521
6,136	HNI Corp. (Commercial Services & Supplies)	224,209
10,608	Home BancShares, Inc. (Banks)	285,037
8,615	Honeywell International, Inc. (Industrial Conglomerates)	1,846,453
14,223	Horace Mann Educators Corp. (Insurance)	646,293
5,217	Houlihan Lokey, Inc. (Capital Markets)	807,331
3,787	Howmet Aerospace, Inc. (Aerospace & Defense)	920,392
2,334	HubSpot, Inc.* (Software)	517,588
3,831	Humana, Inc. (Health Care Providers & Services)	905,802
2,446	Huron Consulting Group, Inc.* (Professional Services)	319,607
1,366	ICON PLC* (Life Sciences Tools & Services)	161,639
5,062	IDACORP, Inc. (Electric Utilities)	747,860
11,540	Illumina, Inc.* (Life Sciences Tools & Services)	1,462,580
34,213	Independence Realty Trust, Inc. (Residential REITs)	558,014
7,257	Independent Bank Corp. (Banks)	565,973
4,762	Ingersoll Rand, Inc. (Machinery)	380,293
19,260	Intapp, Inc.* (Software)	432,387
8,460	Intercontinental Exchange, Inc. (Capital Markets)	1,337,441
1,385	InterDigital, Inc. (Software)	410,736
2,540	Intuit, Inc. (Software)	986,790
2,793	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,278,105
5,714	ITT, Inc. (Machinery)	1,224,739
40,625	JBS NV BDR* (Food Products)	649,436
7,010	JPMorgan Chase & Co. (Banks)	2,195,742
5,072	KBR, Inc. (Professional Services)	190,149
36,262	KeyCorp (Banks)	801,753

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United States (continued)
15,008	Kimberly-Clark Corp. (Household Products)	$1,477,237
1,327	Kirby Corp.* (Marine Transportation)	199,767
3,103	Korn Ferry (Professional Services)	206,163
2,984	L3Harris Technologies, Inc. (Aerospace & Defense)	956,521
3,704	Labcorp Holdings, Inc. (Health Care Providers & Services)	951,187
1,249	Landstar System, Inc. (Ground Transportation)	229,903
3,394	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	287,200
6,031	Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	737,471
12,145	Laureate Education, Inc.* (Diversified Consumer Services)	365,504
9,159	La-Z-Boy, Inc. (Household Durables)	318,184
1,896	Lear Corp. (Automobile Components)	241,038
12,760	Legence Corp. Class A* (Construction & Engineering)	1,109,610
2,947	Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	676,189
3,720	Linde PLC (Chemicals)	1,864,241
10,044	LiveRamp Holdings, Inc.* (Software)	293,586
6,741	LSI Industries, Inc. (Electrical Equipment)	163,874
5,725	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,612,217
34,988	Magnite, Inc.* (Media)	448,371
25,661	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	775,989
1,722	Martin Marietta Materials, Inc. (Construction Materials)	1,066,039
3,673	Mastercard, Inc. Class A (Financial Services)	1,847,225
12,014	Matador Resources Co. (Oil, Gas & Consumable Fuels)	762,168
2,399	Matson, Inc. (Marine Transportation)	418,458
4,913	Maximus, Inc. (Professional Services)	322,391
1,160	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	485,646
33,235	Medtronic PLC (Health Care Equipment & Supplies)	2,691,038
5,597	Meta Platforms, Inc. Class A (Interactive Media & Services)	3,424,860
15,148	MetLife, Inc. (Insurance)	1,213,355
20,068	Microsoft Corp. (Software)	8,183,329

Shares	Description	Value

Common Stocks (continued)

United States (continued)
7,880	Minerals Technologies, Inc. (Chemicals)	$566,887
6,193	MiniMed Group, Inc.* (Health Care Equipment & Supplies)	76,422
1,512	MongoDB, Inc.* (IT Services)	379,255
1,761	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	2,842,976
809	Murphy USA, Inc. (Specialty Retail)	475,692
3,248	Natera, Inc.* (Biotechnology)	669,608
5,689	National Energy Services Reunited Corp.* (Energy Equipment & Services)	141,884
8,303	National Health Investors, Inc. (Health Care REITs)	638,584
3,810	NCR Atleos Corp.* (Financial Services)	169,088
36,436	NeoGenomics, Inc.* (Health Care Providers & Services)	337,397
16,246	Nestle SA (Food Products)	1,644,739
9,269	Netflix, Inc.* (Entertainment)	867,671
268	NewMarket Corp. (Chemicals)	181,066
2,706	Nicolet Bankshares, Inc. (Banks)	396,375
3,126	Northeast Bank (Banks)	388,718
13,276	Northwestern Energy Group, Inc. (Multi-Utilities)	960,386
7,075	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	916,425
42,472	Novartis AG (Pharmaceuticals)	6,276,923
16,775	Nucor Corp. (Metals & Mining)	3,779,240
74,501	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	14,868,165
144	NVR, Inc.* (Household Durables)	909,485
2,979	Oceaneering International, Inc.* (Energy Equipment & Services)	111,832
27,598	OceanFirst Financial Corp. (Banks)	526,294
15,852	Old Second Bancorp, Inc. (Banks)	326,710
5,650	Omnicell, Inc.* (Health Care Equipment & Supplies)	234,023
9,464	Option Care Health, Inc.* (Health Care Providers & Services)	192,403
1,052	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	301,840
6,107	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	261,624
7,723	Patrick Industries, Inc. (Automobile Components)	718,239
4,196	Pegasystems, Inc. (Software)	153,364
12,230	Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	371,914

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
2,959	PennyMac Financial Services, Inc. (Financial Services)	$267,168
15,861	PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	193,187
26,027	Perella Weinberg Partners (Capital Markets)	591,854
36,072	Pfizer, Inc. (Pharmaceuticals)	963,122
21,994	Philip Morris International, Inc. (Tobacco)	3,630,550
8,075	Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	399,551
26,712	Phreesia, Inc.* (Health Care Technology)	246,018
3,306	Preferred Bank (Banks)	313,177
1,477	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	231,771
4,155	Primoris Services Corp. (Construction & Engineering)	752,678
21,137	Qiagen NV (Life Sciences Tools & Services)	721,016
7,135	Range Resources Corp. (Oil, Gas & Consumable Fuels)	310,373
2,418	RBC Bearings, Inc.* (Machinery)	1,448,600
1,831	Red River Bancshares, Inc. (Banks)	166,127
29,057	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	161,557
9,723	Revolve Group, Inc.* (Specialty Retail)	247,450
5,127	Robert Half, Inc. (Professional Services)	136,429
11,343	ROBLOX Corp. Class A* (Entertainment)	626,814
18,832	Roche Holding AG (Pharmaceuticals)	7,674,037
33,757	Rocket Cos., Inc. Class A* (Financial Services)	493,527
80,960	Rosebank Industries PLC* (Electrical Equipment)	407,615
9,470	Ross Stores, Inc. (Specialty Retail)	2,157,171
7,753	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	814,763
8,377	Salesforce, Inc. (Software)	1,478,792
22,891	Samsara, Inc. Class A* (Software)	657,887
22,825	Sanofi SA (Pharmaceuticals)	2,135,882
9,941	SBA Communications Corp. (Specialized REITs)	2,198,949
14,448	Schneider Electric SE (Electrical Equipment)	4,597,480
26,330	Seacoast Banking Corp. of Florida (Banks)	828,605
6,799	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	4,580,078

Shares	Description	Value

Common Stocks (continued)

United States (continued)
10,030	Semtech Corp.* (Semiconductors & Semiconductor Equipment)	$1,053,651
12,559	Sensata Technologies Holding PLC (Electrical Equipment)	522,957
3,881	Shake Shack, Inc. Class A* (Hotels, Restaurants & Leisure)	397,647
12,066	Skyward Specialty Insurance Group, Inc.* (Insurance)	548,400
12,207	SLM Corp. (Consumer Finance)	281,738
46,092	Smurfit Westrock PLC (Containers & Packaging)	1,769,472
15,013	Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	1,108,560
10,926	Solventum Corp.* (Health Care Equipment & Supplies)	735,975
18,975	Southern Co. (Electric Utilities)	1,834,882
4,484	Spotify Technology SA* (Entertainment)	2,002,330
6,105	SPX Technologies, Inc.* (Machinery)	1,336,446
24,212	STAG Industrial, Inc. (Industrial REITs)	934,099
40,485	Stagwell, Inc.* (Media)	253,841
17,562	StandardAero, Inc.* (Aerospace & Defense)	436,591
8,796	Starbucks Corp. (Hotels, Restaurants & Leisure)	926,483
3,241	Sterling Infrastructure, Inc.* (Construction & Engineering)	1,671,124
11,175	Stifel Financial Corp. (Capital Markets)	880,702
7,470	StoneX Group, Inc.* (Capital Markets)	792,044
2,452	Stryker Corp. (Health Care Equipment & Supplies)	772,699
20,629	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	990,192
4,105	Synopsys, Inc.* (Software)	1,981,073
17,224	Sysco Corp. (Consumer Staples Distribution & Retail)	1,286,805
23,940	Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	467,428
4,351	Taylor Morrison Home Corp.* (Household Durables)	264,280
5,305	Teradata Corp.* (Software)	139,787
5,430	Texas Capital Bancshares, Inc.* (Banks)	546,801
7,812	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,195,797
3,711	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	597,434
2,414	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,156,209

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United States (continued)
11,430	Thermon Group Holdings, Inc.* (Electrical Equipment)	$691,401
4,685	Tidewater, Inc.* (Energy Equipment & Services)	418,511
112	T-Mobile U.S., Inc. (Wireless Telecommunication Services)	21,896
4,358	Tradeweb Markets, Inc. Class A (Capital Markets)	493,543
9,445	Tri Pointe Homes, Inc.* (Household Durables)	442,876
7,652	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	544,975
5,079	UFP Industries, Inc. (Building Products)	454,520
3,287	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	256,879
19,843	Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	489,924
6,400	UMB Financial Corp. (Banks)	807,488
5,505	Union Pacific Corp. (Ground Transportation)	1,483,487
2,190	United Rentals, Inc. (Trading Companies & Distributors)	2,102,050
3,055	UnitedHealth Group, Inc. (Health Care Providers & Services)	1,131,816
22,426	Upwork, Inc.* (Professional Services)	232,109
37,613	Utz Brands, Inc. (Food Products)	299,399
7,452	Valvoline, Inc.* (Specialty Retail)	247,630
3,117	Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	155,382
24,117	Veracyte, Inc.* (Biotechnology)	793,932
26,016	Viavi Solutions, Inc.* (Communications Equipment)	1,363,238
5,865	Viper Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	289,614
15,467	Visa, Inc. Class A (Financial Services)	5,101,635
2,223	Visteon Corp. (Automobile Components)	248,331
13,150	Vita Coco Co., Inc.* (Beverages)	867,768
5,187	Vontier Corp. (Electronic Equipment, Instruments & Components)	186,110
17,896	Walt Disney Co. (Entertainment)	1,856,710
7,614	Waste Connections, Inc. (Commercial Services & Supplies)	1,254,178
9,813	Waste Management, Inc. (Commercial Services & Supplies)	2,282,013
3,251	Weatherford International PLC (Energy Equipment & Services)	358,748
2,014	WEX, Inc.* (Financial Services)	302,765
3,149	Wintrust Financial Corp. (Banks)	474,145

Shares	Description	Value

Common Stocks (continued)

United States (continued)
3,361	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	$273,518
16,553	Zoetis, Inc. (Pharmaceuticals)	1,903,098

		356,240,079

TOTAL COMMON STOCKS (Cost $682,336,386)		$951,430,243

Shares	Dividend Rate	Value

Preferred Stocks – 0.2%

Brazil – 0.2%
Banco Bradesco SA (Banks)
123,400	7.793%	$481,459
Itausa SA (Banks)
509,071	8.819%	1,431,049
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)
134,300	7.287%	1,331,121

		3,243,629

Chile – 0.0%
Sociedad Quimica y Minera de Chile SA (Chemicals)
1,804	0.000%	165,913

India – 0.0%
TVS Motor Co. Ltd. (Automobiles)
50,336	6.000	5,409

TOTAL PREFERRED STOCKS (Cost $2,584,443)		$3,414,951

Shares	Description	Value

Exchange Traded Funds – 42.8%

24,151	iShares MSCI Saudi Arabia ETF	$944,304
7,617,528	State Street SPDR Portfolio S&P 500 ETF	644,138,168
196,307	Vanguard S&P 500 ETF	129,676,478

TOTAL EXCHANGE TRADED FUNDS (Cost $681,682,926)		$774,758,950

Shares	Dividend Rate	Value

Investment Companies(c) – 7.2%
Goldman Sachs Central Government Fund – Institutional Shares
64,152,656	3.691%	$64,152,656

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Dividend Rate	Value

Investment Companies(c)

Goldman Sachs Financial Square Government Fund — Institutional Shares
67,238,790	3.537%	$67,238,790

TOTAL INVESTMENT COMPANIES – 7.2% (Cost $131,391,446)		$131,391,446

TOTAL INVESTMENTS – 102.7% (Cost $1,497,995,201)		$1,860,995,590

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%		(49,140,019)

NET ASSETS – 100.0%		$1,811,855,571

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2026

Sector	% of Total Market Value

Exchange Traded Funds	41.6%

Information Technology	11.5

Financials	9.9

Industrials	9.2

Investment Companies	7.1

Health Care	4.9

Consumer Discretionary	4.4

Communication Services	2.7

Consumer Staples	2.6

Materials	2.3

Energy	2.0

Real Estate	0.9

Utilities	0.9

100.0%

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	AUD	14,950,000	USD	10,750,609	05/04/26	$11,851
	CHF	11,340,000	USD	14,469,734	05/04/26	49,905
	GBP	15,670,000	USD	21,113,128	05/05/26	209,708
	HKD	20,310,000	USD	2,591,852	05/04/26	1,587
	ILS	2,720,000	USD	912,788	05/04/26	9,938
	SGD	2,430,000	USD	1,909,582	05/04/26	122
	USD	3,482,868	DKK	22,110,000	06/02/26	3,892
	USD	51,962,131	EUR	44,160,000	06/02/26	53,567
	USD	2,597,832	HKD	20,310,000	05/04/26	4,393
	USD	983,279	NOK	9,100,000	06/02/26	1,390
	USD	266,646	NZD	450,000	06/02/26	511
	USD	4,630,091	SEK	42,450,000	06/02/26	24,278
Brown Brothers Harriman & Co.	USD	219,858	ZAR	3,637,222	05/04/26	1,572
JPMorgan Securities, Inc.	AUD	6,960,000	USD	4,960,357	05/04/26	50,127
	CHF	5,100,000	USD	6,488,068	05/04/26	41,928
	DKK	2,380,000	USD	368,607	05/04/26	5,275
	EUR	3,560,000	USD	4,119,034	05/04/26	59,940
	GBP	7,300,000	USD	9,816,831	05/05/26	116,590
	HKD	8,500,000	USD	1,084,724	05/04/26	664
	ILS	1,480,000	USD	496,664	05/04/26	5,408
	JPY	223,000,000	USD	1,407,794	05/07/26	17,466
	NZD	40,000	USD	22,970	05/04/26	663
	SEK	2,550,000	USD	269,552	05/04/26	6,698

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	SGD	1,180,000	USD	926,810	05/04/26	$536
	USD	946,723	DKK	6,010,000	06/02/26	1,058
	USD	19,885,870	EUR	16,900,000	06/02/26	20,500
	USD	1,252,255	HKD	9,790,000	05/04/26	2,143
	USD	453,821	NOK	4,200,000	06/02/26	642
	USD	100,733	NZD	170,000	06/02/26	193
	USD	1,873,305	SEK	17,175,000	06/02/26	9,823
State Street Bank and Trust	CNH	361,853	USD	52,918	05/06/26	75
	EUR	34,161	USD	39,911	05/04/26	190
	EUR	145,646	USD	170,788	05/05/26	190
	GBP	24,536	USD	33,334	05/05/26	53
	JPY	132,696,628	USD	830,707	05/01/26	16,972
	THB	13,446,562	USD	410,935	05/05/26	1,723

	USD	70,002	JPY	10,945,433	05/07/26	46
UBS AG (London)	USD	95,816	TRY	4,331,498	05/04/26	283
	USD	12,397	TRY	560,557	05/05/26	44

TOTAL						$731,944

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	DKK	22,110,000	USD	3,477,023	05/04/26	$(3,694)
	EUR	44,160,000	USD	51,890,998	05/04/26	(52,940)
	NOK	9,100,000	USD	983,568	05/04/26	(1,380)
	NZD	450,000	USD	266,379	05/04/26	(504)
	SEK	42,450,000	USD	4,623,078	05/04/26	(24,320)
	USD	10,289,814	AUD	14,950,000	05/04/26	(472,646)
	USD	10,745,381	AUD	14,950,000	06/02/26	(11,502)
	USD	14,289,300	CHF	11,340,000	05/04/26	(230,339)
	USD	14,514,760	CHF	11,340,000	06/02/26	(50,541)
	USD	3,410,154	DKK	22,110,000	05/04/26	(63,175)
	USD	50,958,918	EUR	44,160,000	05/04/26	(879,140)
	USD	20,814,232	GBP	15,670,000	05/05/26	(508,604)
	USD	21,112,439	GBP	15,670,000	06/02/26	(209,656)
	USD	2,594,932	HKD	20,310,000	06/02/26	(1,459)
	USD	865,770	ILS	2,720,000	05/04/26	(56,957)
	USD	912,873	ILS	2,720,000	06/02/26	(9,959)
	USD	27,995,014	JPY	4,468,000,000	05/07/26	(561,313)
	USD	28,583,183	JPY	4,468,000,000	06/02/26	(38,080)
	USD	933,603	NOK	9,100,000	05/04/26	(48,586)
	USD	259,253	NZD	450,000	05/04/26	(6,622)
	USD	4,495,942	SEK	42,450,000	05/04/26	(102,816)
	USD	1,892,103	SGD	2,430,000	05/04/26	(17,601)
	USD	1,913,493	SGD	2,430,000	06/02/26	(148)
BofA Securities LLC	USD	17,285	EUR	14,743	05/05/26	(23)
Brown Brothers Harriman & Co.	USD	140,193	EUR	119,982	05/04/26	(650)
	USD	1,323,145	HKD	10,369,076	05/04/26	(911)
	USD	231,239	HKD	1,811,398	05/05/26	(72)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Brown Brothers Harriman & Co. (continued)	USD	86,822	HUF	27,177,809	05/04/26	$(745)
	USD	242,417	ZAR	4,075,679	05/05/26	(2,163)
JPMorgan Securities, Inc.	DKK	6,010,000	USD	945,134	05/04/26	(1,004)
	EUR	16,900,000	USD	19,858,648	05/04/26	(20,260)
	HKD	1,290,000	USD	164,811	05/04/26	(88)
	NOK	4,200,000	USD	453,955	05/04/26	(637)
	NZD	170,000	USD	100,632	05/04/26	(190)
	SEK	17,175,000	USD	1,870,468	05/04/26	(9,840)
	USD	4,787,700	AUD	6,960,000	05/04/26	(222,784)
	USD	3,945,963	AUD	5,490,000	06/02/26	(4,224)
	USD	6,422,771	CHF	5,100,000	05/04/26	(107,226)
	USD	5,401,436	CHF	4,220,000	06/02/26	(18,808)
	USD	1,294,039	DKK	8,390,000	05/04/26	(23,973)
	USD	23,606,104	EUR	20,460,000	05/04/26	(411,258)
	USD	9,691,254	GBP	7,300,000	05/05/26	(242,167)
	USD	8,730,606	GBP	6,480,000	06/02/26	(86,699)
	USD	1,086,013	HKD	8,500,000	06/02/26	(611)
	USD	471,008	ILS	1,480,000	05/04/26	(31,064)
	USD	496,710	ILS	1,480,000	06/02/26	(5,419)
	USD	14,325,421	JPY	2,287,000,000	05/07/26	(291,481)
	USD	13,204,049	JPY	2,064,000,000	06/02/26	(17,591)
	USD	431,009	NOK	4,200,000	05/04/26	(22,308)
	USD	120,900	NZD	210,000	05/04/26	(3,175)
	USD	2,088,699	SEK	19,725,000	05/04/26	(48,179)

	USD	918,410	SGD	1,180,000	05/04/26	(8,936)
	USD	874,065	SGD	1,110,000	06/02/26	(68)
Northern Trust Corporation	USD	11,632	HUF	3,618,838	05/05/26	(27)
	USD	34,724	ZAR	580,784	05/06/26	(126)
State Street Bank and Trust	BRL	220,997	USD	44,587	05/05/26	(18)
	JPY	12,012,476	USD	76,826	05/07/26	(50)
	USD	491,236	BRL	2,456,179	05/04/26	(4,247)
	USD	61,603	CNH	421,244	05/06/26	(87)
	USD	80,081	IDR	1,388,604,613	05/04/26	(148)
	USD	41,076	JPY	6,561,493	05/01/26	(839)

TOTAL						$(4,940,078)

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	259	06/18/26	$93,806,563	$6,691,981
S&P Toronto Stock Exchange 60 Index	173	06/18/26	50,541,701	2,048,691

TOTAL FUTURES CONTRACTS				$8,740,672

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD —Australian Dollar
BRL —Brazil Real
CHF —Swiss Franc
CNH —Chinese Yuan Renminbi Offshore
DKK —Denmark Krone
EUR —Euro
GBP —British Pound
HKD —Hong Kong Dollar
HUF —Hungarian Forint
IDR —Indonesia Rupiah
ILS —Israeli Shekel
JPY —Japanese Yen
NOK —Norwegian Krone
NZD —New Zealand Dollar
SEK —Swedish Krona
SGD —Singapore Dollar
THB —Thailand Baht
TRY —Turkish Lira
USD —U.S. Dollar
ZAR —South African Rand

Investment Abbreviations:
ADR —American Depositary Receipt
ETF —Exchange Traded Fund
GDR —Global Depositary Receipt
MSCI —Morgan Stanley Capital International
MTN —Medium Term Note
PLC —Public Limited Company
REIT —Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt

Abbreviation:
BofA Securities LLC —Bank of America Securities LLC

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 55.8%

Advertising(a)(b) – 0.3%
CMG Media Corp.
	$3,321,025	8.875%		06/18/29	$2,960,328
Neptune Bidco U.S., Inc.
	1,338,000	9.290		04/15/29	1,352,825
	1,136,000	9.500		02/15/33	1,137,761
Summer BC Holdco B SARL
EUR	300,000	5.875		02/15/30	306,808
(3 mo. EUR EURIBOR + 4.250%)
	400,000	6.234	(c)	02/15/30	413,280

					6,171,002

Aerospace & Defense(a) – 0.6%
ATI, Inc.
	$1,200,000	7.250		08/15/30	1,250,304
	1,250,000	5.125		10/01/31	1,242,438
Bombardier, Inc. (b)
	725,000	7.250		07/01/31	762,526
	340,000	7.000		06/01/32	355,045
	1,445,000	6.750		06/15/33	1,508,320
Goat Holdco LLC (b)
	3,373,000	6.750		02/01/32	3,456,414
Rolls-Royce PLC (b)
GBP	820,000	5.750		10/15/27	1,125,645
TransDigm, Inc. (b)
	$300,000	6.750		08/15/28	304,185
	2,150,000	7.125		12/01/31	2,228,582

					12,233,459

Agriculture(a) – 0.1%
MHP Lux SA (b)
	280,000	10.500		07/28/29	286,300
Roquette Freres SA (c) (5 yr. EURIBOR ICE Swap + 3.252%)
EUR	600,000	5.494		11/25/29	699,838

					986,138

Airlines(a) – 0.2%
Avianca Midco 2 PLC
	$444,830	9.000		12/01/28	434,781
Gol Finance, Inc.
	194,000	14.375		06/06/30	185,270
Latam Airlines Group SA
	518,000	7.625		01/07/31	526,806
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (b)
	771,000	9.500		06/01/28	779,805
	2,468,000	6.375		02/01/30	2,315,996

					4,242,658

Apparel(a)(b) – 0.4%
Beach Acquisition Bidco LLC (d) (PIK 10.750%, Cash 10.000%)
	1,868,167	10.000		07/15/33	2,054,199
Under Armour, Inc.
	2,525,000	7.250		07/15/30	2,577,141
William Carter Co.
	1,446,000	7.375		02/15/31	1,487,385

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Apparel(a)(b) – (continued)
Wolverine World Wide, Inc.
	$2,024,000	4.000%		08/15/29	$1,891,266

					8,009,991

Automotive – 1.5%
American Axle & Manufacturing, Inc. (a)(b)
	1,750,000	6.375		10/15/32	1,746,745
	4,074,000	7.750		10/15/33	3,984,209
Clarios Global LP/Clarios U.S. Finance Co. (a)(b)
EUR	1,411,000	4.750		06/15/31	1,654,132
Cyprium Corp./Cyprium Holdings Luxembourg SARL (a)(b)
	$1,200,000	6.125		04/15/31	1,212,000
Dealer Tire LLC/DT Issuer LLC (a)(b)
	1,416,000	8.000		02/01/28	1,405,904
Ford Motor Credit Co. LLC (c) (Secured Overnight Financing Rate + 2.030%)
	1,836,000	5.681		03/20/28	1,851,165
Forvia SE (a)(b)
EUR	496,000	5.375		03/15/31	589,553
Gestamp Automocion SA (a)(b)
	193,000	4.375		10/15/30	224,872
IHO Verwaltungs GmbH (a)(b)(d)
	$798,000	7.375		05/15/33	811,191
Nissan Motor Co. Ltd. (a)(b)
	105,000	7.500		07/17/30	108,526
	705,000	7.750		07/17/32	734,822
EUR	1,264,000	6.375		07/17/33	1,523,770
	$2,405,000	8.125		07/17/35	2,537,756
Qnity Electronics, Inc. (a)(b)
	628,000	5.750		08/15/32	634,707
	2,164,000	6.250		08/15/33	2,213,036
Tenneco, Inc. (a)(b)
	2,290,000	8.000		11/17/28	2,315,625
ZF North America Capital, Inc. (a)(b)
	6,465,000	7.500		03/24/31	6,488,985

					30,036,998

Banks – 2.5%
Akbank TAS (a)(c) (5 yr. CMT + 3.726%)
	490,000	7.875		09/04/35	494,498
Banca Transilvania SA (a)(c) (5 yr. EURIBOR ICE Swap + 4.783%)
EUR	1,446,000	7.125		11/27/30	1,737,760
Banco Bilbao Vizcaya Argentaria SA (a)(c) (5 yr. EURIBOR ICE Swap + 3.246%)
	2,000,000	5.625		11/11/32	2,304,508
Banco Davivienda SA (a) (5 yr. CMT + 4.588%)
	$480,000	8.125		07/02/35	495,744
Banco de Sabadell SA (a)(c) (5 yr. EUR Swap + 6.830%)
EUR	1,200,000	9.375		07/18/28	1,548,006
Banco Mercantil del Norte SA (a)
(10 yr. CMT + 5.034%)
	$775,000	6.625		01/24/32	758,152
(10 yr. CMT + 5.353%)
	485,000	7.625	(c)	01/10/28	494,610

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(10 yr. CMT + 5.470%)
	$485,000	7.500	%(c)	06/27/29	$495,767
(5 yr. CMT + 4.072%)
	1,652,000	8.375	(c)	05/20/31	1,750,938
Bancolombia SA (a)(c) (5 yr. CMT + 4.320%)
	690,000	8.625		12/24/34	737,566
Barclays PLC (a)(c)
(5 yr. GBP SONIA Linked ICE Swap + 4.881%)
GBP	3,202,000	8.500		06/15/30	4,558,637
(5 yr. GBP SONIA Linked ICE Swap + 5.639%)
	1,148,000	9.250		09/15/28	1,656,150
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (a)(c)
(5 yr. CMT + 4.214%)
	$1,355,000	8.125	(b)	01/08/39	1,468,414
(5 yr. CMT + 4.661%)
	1,350,000	8.450		06/29/38	1,490,063
CaixaBank SA (a)(c) (-1X 5 yr. EUR Swap + 3.857%)
EUR	1,400,000	3.625		09/14/28	1,594,030
Citigroup, Inc. (a)(c) (5 yr. CMT + 3.001%)
	$2,080,000	6.625		02/15/31	2,103,171
Commerzbank AG (a)(c) (5 yr. EURIBOR ICE Swap + 5.129%)
EUR	1,600,000	7.875		10/09/31	2,086,749
Deutsche Bank AG (a)(c)
(5 yr. EURIBOR ICE Swap + 4.036%)
	1,800,000	6.750		10/30/34	2,137,477
(5 yr. EURIBOR ICE Swap + 5.692%)
	1,600,000	6.750		10/30/28	1,938,963
Eurobank SA (a)(c) (5 yr. EURIBOR ICE Swap + 3.790%)
	1,924,000	6.250		11/10/33	2,239,066
Freedom Mortgage Corp. (a)(b)
	$2,220,000	6.625		01/15/27	2,220,355
Intesa Sanpaolo SpA (a)(c) (-1X 5 yr. EUR Swap + 6.086%)
EUR	1,020,000	5.875		09/01/31	1,240,447
Jscb Agrobank
	$450,000	9.250		10/02/29	489,744
Metro Bank Holdings PLC (a)(b)(c) (1 yr. U.K. Government Bond + 7.814%)
GBP	1,070,000	12.000		04/30/29	1,628,670
NBK Tier 1 Ltd. (a)(c) (6 yr. CMT + 2.403%)
	$975,000	6.375		01/10/31	971,344
OTP Bank Nyrt (a)(c) (5 yr. CMT + 2.861%)
	470,000	7.300		07/30/35	493,730
Riyad Sukuk Ltd. (a)(c) (5 yr. CMT + 2.250%)
	1,270,000	6.209		07/14/35	1,273,924
SNB Sukuk Ltd. (a)(c) (5 yr. CMT + 1.850%)
	835,000	5.938		07/18/36	838,023
Societe Generale SA (a)(c) (5 yr. EUR Swap + 5.228%)
EUR	2,300,000	7.875		01/18/29	2,893,184
(5 yr. EURIBOR ICE Swap + 3.779%)
	1,100,000	6.125		03/17/32	1,308,766
Standard Chartered PLC (a)(c) (5 yr. CMT + 3.805%)
	$535,000	4.750		01/14/31	501,279

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
UBS Group AG (a)(b)(c) (5 yr. USD SOFR ICE Swap + 3.179%)
	$2,450,000	7.125%		08/10/34	$2,505,198
UniCredit SpA (a)(c)
(5 yr. EURIBOR ICE Swap + 3.299%)
EUR	1,146,000	5.625		12/03/32	1,331,768
(5 yr. USD ICE Swap + 3.703%)
	$1,200,000	5.861	(b)	06/19/32	1,207,788

					50,994,489

Biotechnology(a) – 0.5%
Biocon Biologics Global PLC (b)
	2,266,000	6.670		10/09/29	2,278,463
Cidron Aida Finco SARL
EUR	2,060,000	7.000		10/27/31	2,283,172
GBP	1,220,000	9.125		10/27/31	1,594,690
Genmab AS/Genmab Finance LLC (b)
	$1,950,000	6.250		12/15/32	1,999,666
	1,250,000	7.250		12/15/33	1,303,125

					9,459,116

Building Materials(a)(b) – 0.9%
Ameritex Holdco Intermediate LLC
	1,984,000	7.625		08/15/33	2,061,177
Builders FirstSource, Inc.
	1,607,000	6.375		03/01/34	1,600,492
CP Atlas Buyer, Inc.
	1,942,000	9.750		07/15/30	1,803,924
(PIK 5.750%, Cash 7.000%)
	1,427,234	12.750	(d)	01/15/31	1,056,339
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
	2,542,000	6.625		12/15/30	2,605,677
JH North America Holdings, Inc.
	1,310,000	6.125		07/31/32	1,313,825
Quikrete Holdings, Inc.
	1,270,000	6.375		03/01/32	1,289,304
	725,000	6.750		03/01/33	735,056
Smyrna Ready Mix Concrete LLC
	1,175,000	8.875		11/15/31	1,231,118
Standard Building Solutions, Inc.
	800,000	6.500		08/15/32	808,656
Standard Industries, Inc.
	1,503,000	4.375		07/15/30	1,435,380
Wilsonart LLC
	3,454,000	11.000		08/15/32	2,669,804

					18,610,752

Chemicals(a) – 1.8%
Alpek SAB de CV
	204,000	4.250		09/18/29	190,573
	366,000	3.250		02/25/31	318,200
ASP Unifrax Holdings, Inc. (b)(d) (PIK 1.250%, Cash 5.850%)
	2,486,552	7.100		09/30/29	111,373
Avient Corp. (b)
	1,619,000	6.250		11/01/31	1,641,763

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount			Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(a) – (continued)
Axalta Coating Systems Dutch Holding B BV (b)
	$2,595,000		7.250%		02/15/31	$2,695,582
Axalta Coating Systems LLC (b)
	5,000		3.375		02/15/29	4,756
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding
	B BV	(b)
	2,456,000		4.750		06/15/27	2,444,408
Celanese U.S. Holdings LLC
	500,000		6.750		04/15/33	514,800
Cerdia Finanz GmbH (b)
	3,280,000		9.375		10/03/31	3,144,962
Chemours Co. (b)
	287,000		5.750		11/15/28	286,572
	540,000		4.625		11/15/29	518,400
	2,301,000		7.875		03/15/34	2,353,440
Cornerstone Chemical Co. LLC (b)(d)(e)
	2,946,179		10.000		05/07/29	2,946,179
Dangote Fertiliser Ltd. (b)
	538,000		7.750		05/05/31	544,053
FMC Corp. (c) (5 yr. CMT + 4.366%)
	1,806,000		8.450		11/01/55	1,195,987
GC Treasury Center Co. Ltd. (c) (5 yr. CMT + 2.815%)
	213,000		6.500		09/10/30	209,539
INEOS Finance PLC (b)
	136,000		6.750		05/15/28	136,616
	1,103,000		7.500		04/15/29	1,089,212
EUR	720,000		5.625		08/15/30	792,197
INEOS Quattro Finance 2 PLC (b)
	430,000		8.500		03/15/29	491,033
Innophos Holdings, Inc. (b)
	$1,121,500		11.500		06/15/29	1,037,163
Itelyum Regeneration SpA (b)
EUR	996,000		5.750		04/15/30	1,180,878
OCP SA (b)(c) (5 yr. CMT + 3.215%)
	$2,035,000		7.368		04/22/36	2,023,197
Rain Carbon, Inc. (b)
	1,155,000		12.250		09/01/29	1,217,520
Sasol Financing USA LLC
	1,150,000		5.500		03/18/31	1,080,138
	406,000		8.750	(b)	04/10/33	426,783
SCIH Salt Holdings, Inc. (b)
	2,687,000		4.875		05/01/28	2,659,163
	318,000		6.625		05/01/29	315,599
Tronox, Inc. (b)
	2,191,000		4.625		03/15/29	1,832,991
	725,000		9.125		09/30/30	736,100
WR Grace Holdings LLC (b)
	2,235,000		5.625		08/15/29	2,133,017
	783,000		6.625		08/15/32	777,065

						37,049,259

Commercial Services(a) – 1.9%
Aegis Lux 1a SARL (d)
EUR	1,000,000		5.625	(b)	10/29/31	1,177,077
	1,238,000		5.625		10/29/31	1,457,221

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(a) – (continued)
Albion Financing 1 SARL/Aggreko Holdings, Inc. (b)
EUR	1,587,000	5.375%		05/21/30	$1,894,060
Allied Universal Holdco LLC (b)
	$1,603,000	7.875		02/15/31	1,682,429
Amber Finco PLC (b)
EUR	1,235,000	6.625		07/15/29	1,497,463
Belron U.K. Finance PLC (b)
	2,370,000	4.625		10/15/29	2,823,245
Boels Topholding BV (b)
	1,228,000	5.750		05/15/30	1,463,365
Currenta Group Holdings SARL (b)
	535,000	5.500		05/15/30	631,500
Garda World Security Corp. (b)
	$1,594,000	8.375		11/15/32	1,644,291
ION Platform Finance SARL (b)
EUR	300,000	7.875		05/01/29	324,371
	700,000	6.500		09/30/30	683,755
Kapla Holding SAS (b)
	1,500,000	5.000		04/30/31	1,760,475
Korn Ferry (b)
	$1,305,000	4.625		12/15/27	1,292,681
Loxam SAS (b)
EUR	1,255,000	4.250		02/15/31	1,449,496
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
	500,000	3.000	(b)	06/15/29	502,187
	256,000	3.000		06/15/29	257,120
Q-Park Holding I BV (b)
	869,000	4.250		09/01/30	1,018,463
	539,000	3.875		09/01/31	617,902
Raven Acquisition Holdings LLC (b)
	$2,128,000	6.875		11/15/31	2,106,954
Sabre Financial Borrower LLC (b)
	2,185,000	11.125		06/15/29	2,242,444
Service Corp. International
	1,745,000	5.750		10/15/32	1,760,007
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (b)
	2,070,000	6.750		08/15/32	2,066,564
EUR	1,756,000	5.500		05/15/33	1,974,267
Techem Verwaltungsgesellschaft 675 GmbH (b)
	987,000	5.375		07/15/29	1,182,776
	745,000	4.625		07/15/32	865,415
United Rentals North America, Inc.
	$750,000	4.875		01/15/28	748,485
	595,000	4.000		07/15/30	570,367
Verisure Holding AB (b)
EUR	2,353,000	5.500		05/15/30	2,828,760
WEX, Inc. (b)
	$265,000	6.500		03/15/33	263,802
ZipRecruiter, Inc. (b)
	125,000	5.000		01/15/30	81,916

					38,868,858

Computers(a)(b) – 0.2%
Lutech SpA
EUR	500,000	5.000		05/15/27	583,891

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers(a)(b) – (continued)
McAfee Corp.
	$1,473,000	7.375%		02/15/30	$1,193,027
Science Applications International Corp.
	1,765,000	4.875		04/01/28	1,747,897

					3,524,815

Cosmetics & Personal Care(a) – 0.3%
Opal Bidco SAS (b)
EUR	3,005,000	5.500		03/31/32	3,564,801
	$1,000,000	6.500		03/31/32	1,018,900
Perrigo Finance Unlimited Co.
	700,000	6.125		09/30/32	659,393

					5,243,094

Distribution & Wholesale(a)(b) – 0.1%
American Builders & Contractors Supply Co., Inc.
	3,002,000	4.000		01/15/28	2,965,075

Diversified Financial Services – 2.8%
Ally Financial, Inc. (a)(c) (5 yr. CMT + 3.148%)
	3,800,000	7.100		08/15/31	3,796,238
Arabian Centres Sukuk IV Ltd. (a)
	766,000	8.875		12/04/30	778,202
Bread Financial Holdings, Inc. (a)(b)(c) (5 yr. CMT + 4.300%)
	1,337,000	8.375		06/15/35	1,400,026
CI Financial Corp. (a)(b)
	2,050,000	7.500		05/30/29	2,151,742
Coinbase Global, Inc. (a)(b)
	2,538,000	3.375		10/01/28	2,433,409
CrossCountry Intermediate HoldCo LLC (a)(b)
	2,876,000	6.500		10/01/30	2,827,827
	2,599,000	6.750		12/01/32	2,517,703
Encore Capital Group, Inc. (a)(b)
	1,483,000	6.625		04/15/31	1,507,633
Finance of America Funding LLC (b)
	796,399	8.875		11/30/27	780,933
	775,000	10.000		11/30/29	833,577
Focus Financial Partners LLC (a)(b)
	3,130,000	6.750		09/15/31	3,190,002
Freedom Funding Center LLC (a)(b)(d) (PIK 13.000%, Cash 12.000%)
	550,000	12.000		10/01/37	558,063
Freedom Mortgage Holdings LLC (a)(b)
	1,452,000	9.250		02/01/29	1,504,156
	944,000	8.375		04/01/32	956,433
	2,907,000	7.875		04/01/33	2,835,342
Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)(b)
	5,027,000	5.000		08/15/28	4,818,329
	820,000	6.625		10/15/31	798,442
Jerrold Finco PLC (a)
GBP	1,040,000	7.500		06/15/31	1,416,722
	575,000	7.500	(b)	06/15/31	783,284
Kane Bidco Ltd. (a)(b)
	1,072,000	7.750		07/15/31	1,462,137
Midcap Financial Issuer Trust (a)(b)
	$2,298,000	6.500		05/01/28	2,280,558

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
	$1,390,000	5.625%		01/15/30	$1,325,504
Muangthai Capital PCL
	480,000	7.550		07/21/30	486,791
Muthoot Finance Ltd. (b)
	280,000	5.750		08/04/30	277,270
Navient Corp.
	550,000	5.625		08/01/33	467,792
OneMain Finance Corp. (a)
	1,337,000	3.500		01/15/27	1,318,616
	1,405,000	3.875		09/15/28	1,358,171
	1,565,000	5.375		11/15/29	1,536,971
	715,000	4.000		09/15/30	657,879
	400,000	7.125		09/15/32	405,856
	89,000	6.750		09/15/33	87,549
Osaic Holdings, Inc. (a)(b)
	2,261,000	8.000		08/01/33	2,303,009
PennyMac Financial Services, Inc. (a)(b)
	555,000	4.250		02/15/29	529,709
	500,000	5.750		09/15/31	475,810
Planet Financial Group LLC (a)(b)
	2,643,000	10.500		12/15/29	2,573,780
PRA Group, Inc. (a)(b)
	2,215,000	8.875		01/31/30	2,289,889
Rocket Cos., Inc. (a)(b)
	250,000	6.125		08/01/30	253,835
	250,000	6.375		08/01/33	253,510

					56,232,699

Electrical – 2.8%
Adani Electricity Mumbai Ltd.
	1,605,000	3.949		02/12/30	1,508,700
Alpha Generation LLC (a)(b)
	3,025,000	6.750		10/15/32	3,095,301
	423,000	6.250		01/15/34	419,849
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy (a)
	2,119,484	7.875	(b)	02/15/39	2,268,431
	460,973	7.875		02/15/39	493,368
Clearway Energy Operating LLC (a)(b)
	2,031,000	3.750		02/15/31	1,901,077
Constellation Energy Generation LLC (a)(b)
	755,000	4.625		02/01/29	750,191
Continuum Green Energy India Pvt/Co-Issuers (a)
	505,183	7.500		06/26/33	521,147
ContourGlobal Power Holdings SA (a)(b)
EUR	675,000	4.375		07/31/31	769,113
Emera U.S. Finance LLC (a)(c) (5 yr. CMT + 2.648%)
	$1,537,000	6.850		10/01/56	1,542,856
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (a)(b)
	1,217,146	5.375		12/30/30	1,127,199
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU (a)(b)
	1,229,000	8.499		06/30/32	1,269,864

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (a)
	$945,934	7.250%		01/31/41	$979,988
Limak Yenilenebilir Enerji AS (a)
	990,000	9.625		08/12/30	991,089
NRG Energy, Inc. (a)
	1,000,000	5.750		01/15/28	1,001,930
	5,015,000	3.625	(b)	02/15/31	4,658,133
	1,490,000	6.250	(b)	11/01/34	1,507,776
	1,750,000	6.000	(b)	01/15/36	1,737,925
PacifiCorp (a)(c) (5 yr. CMT + 3.292%)
	1,925,000	7.125		08/15/56	1,929,928
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (a)(b)
	2,000,000	4.500		08/15/28	1,967,820
PG&E Corp. (a)
	2,575,000	5.250		07/01/30	2,548,143
(5 yr. CMT + 3.225%)
	1,565,000	6.850	(c)	09/15/56	1,563,044
(5 yr. CMT + 3.883%)
	2,408,000	7.375	(c)	03/15/55	2,474,075
Saavi Energia SARL (a)
	1,784,000	8.875	(b)	02/10/35	1,987,554
	695,000	8.875		02/10/35	774,299
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL (a)
	942,552	7.800		07/31/31	963,759
Threelands Energy Ltd. SARL (a)
	765,000	7.450		10/20/35	783,360
TXNM Energy, Inc. (a)(b)(c) (5 yr. CMT + 3.254%)
	2,245,000	7.000		07/31/56	2,240,420
Vistra Corp. (a)(b)(c) (5 yr. CMT + 5.740%)
	1,395,000	7.000		12/15/26	1,398,334
Vistra Operations Co. LLC (a)(b)
	2,750,000	5.000		07/31/27	2,750,000
	1,970,000	4.375		05/01/29	1,935,466
	800,000	7.750		10/15/31	839,072
	1,355,000	6.875		04/15/32	1,414,308
VoltaGrid LLC (a)(b)
	2,920,000	7.375		11/01/30	3,031,456
XPLR Infrastructure Operating Partners LP (a)(b)
	1,294,000	8.625		03/15/33	1,386,896

					56,531,871

Electrical Components & Equipment(a)(b) – 0.2%
Belden, Inc.
EUR	450,000	4.250		02/01/33	511,918
WESCO Distribution, Inc.
	$2,635,000	5.500		04/15/34	2,628,412

					3,140,330

Electronics(a)(b) – 0.1%
Coherent Corp.
	675,000	5.000		12/15/29	667,980

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electronics(a)(b) – (continued)
Sensata Technologies BV
	$1,279,000	4.000%		04/15/29	$1,244,646

					1,912,626

Energy-Alternate Sources(a) – 0.3%
Cullinan Holdco SCSp (b)
EUR	890,497	8.500		10/15/29	958,449
FS Luxembourg SARL (b)
	$1,515,000	8.625		06/25/33	1,477,125
Greenko Wind Projects Mauritius Ltd.
	472,800	7.250		09/27/28	477,055
TerraForm Power Operating LLC (b)
	2,602,000	5.000		01/31/28	2,576,266

					5,488,895

Engineering & Construction(a) – 0.2%
AECOM (b)
	1,130,000	6.000		08/01/33	1,140,939
Artera Services LLC (b)
	1,390,362	8.500		02/15/31	1,197,477
Assemblin Caverion Group AB (b)
EUR	944,000	6.250		07/01/30	1,140,509
(3 mo. EUR EURIBOR + 3.500%)
	246,000	5.575	(c)	07/01/31	290,286
Egis SA (b)
	329,000	5.125		05/15/31	386,791
IHS Holding Ltd.
	$495,000	6.250		11/29/28	492,525

					4,648,527

Entertainment(a) – 2.0%
888 Acquisitions Ltd. (b)
EUR	1,153,000	8.000		09/30/31	1,308,264
Allwyn Entertainment Financing U.K. PLC (b)
	1,978,000	4.125		02/15/31	2,274,850
Boyne USA, Inc. (b)
	$2,601,000	4.750		05/15/29	2,543,570
Caesars Entertainment, Inc. (b)
	424,000	6.500		02/15/32	412,650
	780,000	6.000		10/15/32	699,020
Churchill Downs, Inc. (b)
	3,589,000	4.750		01/15/28	3,558,745
Cirsa Finance International SARL (b)
EUR	1,266,000	6.500		03/15/29	1,530,713
	1,391,000	4.875		10/15/31	1,625,200
Discovery Global Holdings, Inc.
	2,532,000	4.693		05/17/33	2,797,719
	$4,134,000	5.050		03/15/42	2,967,054
Flutter Treasury DAC (b)
GBP	275,000	6.125		06/04/31	366,928
GENM Capital Labuan Ltd.
	$443,000	3.882		04/19/31	402,333
Jacobs Entertainment, Inc. (b)
	150,000	6.750		02/15/29	146,479

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a) – (continued)
LHMC Finco 2 SARL (b)(d) (PIK 9.375%, Cash 8.625%)
EUR	1,013,083	9.375%		05/15/30	$1,245,768
Light & Wonder International, Inc. (b)
	$2,969,000	6.250		10/01/33	2,948,870
Live Nation Entertainment, Inc. (b)
	2,000,000	4.750		10/15/27	1,993,380
Lottomatica Group SpA (b)
EUR	1,035,000	4.875		01/31/31	1,228,855
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (b)
	$2,178,000	8.000		08/01/30	2,151,385
Pinewood Finco PLC (b)
GBP	400,000	6.000		03/27/30	538,911
Resorts World Las Vegas LLC/RWLV Capital, Inc.
	$1,110,000	4.625	(b)	04/16/29	992,795
	1,100,000	4.625		04/16/29	983,851
	300,000	8.450	(b)	07/27/30	296,922
	500,000	4.625	(b)	04/06/31	422,455
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. (b)
	1,997,000	6.625		02/01/33	2,036,481
Six Flags Entertainment Corp. (b)
	2,514,000	7.250		05/15/31	2,478,930
Voyager Parent LLC (b)
	1,471,000	9.250		07/01/32	1,567,130
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
	350,000	7.125		02/15/31	370,814
	500,000	6.250		03/15/33	502,325

					40,392,397

Environmental(a)(b) – 0.3%
Ambipar Lux SARL
	614,000	10.875		02/05/33	87,636
Clean Harbors, Inc.
	1,300,000	5.750		10/15/33	1,312,883
GFL Environmental, Inc.
	450,000	3.500		09/01/28	439,250
	700,000	4.375		08/15/29	683,599
Madison IAQ LLC
	3,382,000	4.125		06/30/28	3,333,806
Waste Pro USA, Inc.
	840,000	7.000		02/01/33	855,666

					6,712,840

Food & Drug Retailing – 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (a)(b)
	2,784,000	3.500		03/15/29	2,656,799
	805,000	4.875		02/15/30	787,950
Bellis Acquisition Co. PLC (a)(b)
GBP	750,000	8.125		05/14/30	944,785
C&S Group Enterprises LLC (a)(b)
	$2,708,000	5.000		12/15/28	2,507,824
Chobani LLC/Chobani Finance Corp., Inc. (a)(b)
	1,751,000	4.625		11/15/28	1,732,387
Darling Global Finance BV (a)(b)
EUR	1,200,000	4.500		07/15/32	1,419,661

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
Flora Food Management BV (a)(b)
EUR	585,000	6.875%		07/02/29	$662,726
Froneri Lux FinCo SARL (a)(b)
	1,554,000	4.750		08/01/32	1,778,474
Iceland Bondco PLC (a)(b)
GBP	439,000	4.375		05/15/28	578,152
(3 mo. EUR EURIBOR + 5.500%)
EUR	200,000	7.484	(c)	12/15/27	236,899
Industrial F&B Investments III, Inc. (a)(b)
	$2,278,000	7.750		02/11/33	2,303,240
Lamb Weston Holdings, Inc. (a)(b)
	1,846,000	4.125		01/31/30	1,768,745
Minerva Luxembourg SA (a)(b)
	1,846,000	7.500		04/22/36	1,810,003
New Albertsons LP
	1,050,000	8.700		05/01/30	1,148,700
	543,000	8.000		05/01/31	587,282
Nomad Foods Bondco PLC (a)(b)
EUR	1,074,000	2.500		06/24/28	1,227,903
Performance Food Group, Inc. (a)(b)
	$1,185,000	4.250		08/01/29	1,148,502
	1,605,000	6.125		09/15/32	1,629,043
Picard Groupe SAS (a)(b)
EUR	980,000	6.375		07/01/29	1,187,362
Post Holdings, Inc. (a)(b)
	$2,871,000	6.250		10/15/34	2,835,486
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (a)(b)
	580,000	4.625		03/01/29	559,967
Tyson Foods, Inc. (a)
	724,000	5.100		09/28/48	654,467

					30,166,357

Forest Products & Paper(a)(b) – 0.1%
Ahlstrom Holding 3 OYJ
EUR	1,259,000	3.625		02/04/28	1,456,495
WEPA Hygieneprodukte GmbH
	783,000	5.625		01/15/31	936,796

					2,393,291

Gas(a) – 0.4%
AltaGas Ltd. (b)(c) (5 yr. CMT + 3.573%)
	$2,615,000	7.200		10/15/54	2,717,273
AmeriGas Partners LP/AmeriGas Finance Corp. (b)
	3,185,000	9.500		06/01/30	3,394,891
Northwest Natural Holding Co. (c) (5 yr. CMT + 2.701%)
	2,288,000	7.000		09/15/55	2,364,442

					8,476,606

Hand/Machine Tools(a)(b) – 0.1%
Dynamo Newco II GmbH
EUR	1,553,000	6.250		10/15/31	1,617,426

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Hand/Machine Tools(a)(b) – (continued)
IMA Industria Macchine Automatiche SpA
EUR	750,000	3.750%	01/15/28	$872,183

				2,489,609

Health Care Providers & Services – 0.2%
Kedrion SpA (a)(b)
	$2,185,000	6.500	09/01/29	2,139,618
Lantheus Holdings, Inc.
	1,750,000	2.625	12/15/27	2,226,000

				4,365,618

Healthcare Providers & Services – 3.2%
Akumin, Inc. (a)(b)
	2,885,000	9.750	08/31/31	2,754,252
Avantor Funding, Inc. (a)(b)
EUR	753,000	3.875	07/15/28	881,779
CAB SELAS (a)(b)
	1,091,000	3.375	02/01/28	1,265,099
Centene Corp. (a)
	$5,102,000	4.625	12/15/29	4,973,430
Cerba Healthcare SACA (a)
EUR	2,719,000	3.500	05/31/28	2,297,886
Charles River Laboratories International, Inc. (a)(b)
	$2,040,000	4.000	03/15/31	1,907,114
CHS/Community Health Systems, Inc. (a)(b)
	1,467,000	6.875	04/15/29	1,442,208
	2,231,000	5.250	05/15/30	2,106,689
	2,134,000	10.875	01/15/32	2,291,318
	1,623,000	9.750	01/15/34	1,674,254
DaVita, Inc. (a)(b)
	1,270,000	3.750	02/15/31	1,178,344
Embecta Corp. (a)(b)
	900,000	5.000	02/15/30	845,991
	400,000	6.750	02/15/30	378,064
Fortrea Holdings, Inc. (a)(b)
	2,353,000	7.500	07/01/30	2,290,057
Global Medical Response, Inc. (a)(b)
	1,350,000	7.375	10/01/32	1,408,036
Haemonetics Corp.
	1,236,000	2.500	06/01/29	1,200,650
HCA, Inc. (a)
	1,449,000	5.250	06/15/49	1,278,366
Integer Holdings Corp.
	2,845,000	1.875	03/15/30	2,752,537
IQVIA, Inc. (a)(b)
EUR	1,024,000	2.250	03/15/29	1,151,004
LifePoint Health, Inc. (a)(b)
	$5,362,000	9.875	08/15/30	5,687,741
	1,599,000	8.375	02/15/32	1,677,671
	1,295,000	10.000	06/01/32	1,321,185
Medline Borrower LP (a)(b)
	300,000	5.250	10/01/29	298,590
Mehilainen Yhtiot OYJ (a)(b)
EUR	1,244,000	5.125	06/30/32	1,463,758

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
Molina Healthcare, Inc. (a)(b)
	$2,393,000	4.375%		06/15/28	$2,358,924
	950,000	3.875		11/15/30	881,477
Radiology Partners, Inc. (a)(b)
	2,076,257	9.781	(d)	02/15/30	1,891,802
	3,600,000	8.500		07/15/32	3,577,140
RAY Financing LLC (a)(b)
EUR	600,000	6.500		07/15/31	711,598
Surgery Center Holdings, Inc. (a)(b)
	$994,000	7.250		04/15/32	992,012
Team Health Holdings, Inc. (a)(b)
	1,590,000	8.375		06/30/28	1,594,039
(PIK 4.500%, Cash 9.000%)
	3,450,681	13.500	(d)	06/30/28	3,627,080
Tenet Healthcare Corp. (a)
	1,800,000	6.750		05/15/31	1,850,436
	2,050,000	5.500	(b)	11/15/32	2,046,802

					64,057,333

Home Builders(a)(b) – 0.1%
K Hovnanian Enterprises, Inc.
	1,537,000	8.000		04/01/31	1,548,343
Maison Finco PLC
GBP	200,000	7.250		04/30/32	251,829

					1,800,172

Home Furnishings(a)(b) – 0.1%
Flos B&b Italia SpA
EUR	784,800	10.000		11/15/28	965,043
Versuni Group BV
	655,000	3.125		06/15/28	753,389

					1,718,432

Household Products(a) – 0.0%
Central Garden & Pet Co.
	$650,000	4.125		10/15/30	615,394

Housewares(a) – 0.1%
Newell Brands, Inc.
	1,442,000	8.500	(b)	06/01/28	1,506,212
	450,000	6.375		05/15/30	440,847

					1,947,059

Insurance – 2.2%
Acrisure LLC/Acrisure Finance, Inc. (a)(b)
	245,000	8.500		06/15/29	245,294
	730,000	7.500		11/06/30	741,271
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (a)(b)
	1,159,000	4.250		10/15/27	1,140,804
	4,850,000	6.750		10/15/27	4,853,928
	2,323,000	7.000		01/15/31	2,367,602
	2,700,000	7.375		10/01/32	2,653,128
American National Group, Inc. (a)(c) (5 yr. CMT + 3.183%)
	2,411,000	7.000		12/01/55	2,356,945
AmWINS Group, Inc. (a)(b)
	1,020,000	4.875		06/30/29	986,330

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (a)(b)
	$2,552,000	7.875%		11/01/29	$2,471,739
Ardonagh Finco Ltd. (a)(b)
	1,336,000	7.750		02/15/31	1,362,573
Arthur J Gallagher & Co. (a)
	2,377,000	5.550		02/15/55	2,204,620
Asurion LLC/Asurion Co-Issuer, Inc. (a)(b)
	2,225,000	8.000		12/31/32	2,325,637
	4,557,000	8.375		02/01/34	4,498,944
Athora Holding Ltd. (a)
EUR	1,792,000	5.875		09/10/34	2,153,320
BNP Paribas Cardif SA (a)(c) (5 yr. EURIBOR ICE Swap + 3.370%)
	1,200,000	6.000		11/07/35	1,398,000
F&G Annuities & Life, Inc. (a)
	$1,790,000	6.250		10/04/34	1,742,923
Genworth Holdings, Inc.
	1,940,000	6.500		06/15/34	1,952,979
(3 mo. USD Term SOFR + 2.264%)
	1,000,000	5.917	(a)(c)	11/15/66	814,070
Global Atlantic Fin Co. (a)(b)
	2,133,000	7.950		06/15/33	2,337,491
(5 yr. CMT + 3.550%)
	778,000	7.250	(c)	03/01/56	766,945
Hanwha Life Insurance Co. Ltd. (a)(c) (5 yr. CMT + 2.292%)
	475,000	6.300		06/24/55	490,727
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (a)(b)
	1,883,000	7.250		02/15/31	1,893,808
Ryan Specialty LLC (a)(b)
	1,000,000	5.875		08/01/32	1,000,970
SBL Holdings, Inc. (a)(b)
	1,852,000	7.200		10/30/34	1,712,378

					44,472,426

Internet – 1.2%
Cerved Group SpA (a)
EUR	484,000	6.000	(b)	02/15/29	470,058
	300,000	6.000		02/15/29	291,359
Engineering - Ingegneria Informatica - SpA (a)(b)
	700,000	8.625		02/15/30	796,514
Gen Digital, Inc. (a)(b)
	$1,297,000	6.250		04/01/33	1,263,978
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (a)(b)
	2,655,000	3.500		03/01/29	2,482,850
GrubHub Holdings, Inc. (a)(b)(d) (PIK 7.000%, Cash 6.000%)
	1,533,264	13.000		07/31/30	1,255,222
HSE Investment SARL (b)(c) (6 mo. EUR EURIBOR + 6.000%)
EUR	772,706	8.124		10/15/29	877,684
Prosus NV (a)
	$715,000	4.027		08/03/50	493,171
	620,000	4.987		01/19/52	482,038
Rakuten Group, Inc. (b)
	2,824,000	9.750		04/15/29	3,094,963

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet – (continued)
Snap, Inc. (a)(b)
	$4,620,000	6.875%		03/01/33	$4,499,464
United Group BV (a)
EUR	2,226,000	5.250	(b)	02/01/30	2,594,309
	1,880,000	6.250		01/31/32	2,214,780
(3 mo. EUR EURIBOR + 3.250%)
	1,954,000	5.234	(b)(c)	01/31/33	2,286,133

					23,102,523

Investment Companies(a) – 0.2%
Apollo Debt Solutions BDC
	$1,800,000	6.900		04/13/29	1,856,196
HA Sustainable Infrastructure Capital, Inc. (c) (5 yr. CMT + 4.301%)
	1,659,000	8.000		06/01/56	1,761,592
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	925,000	5.250		05/15/27	915,778

					4,533,566

Iron/Steel – 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)(b)
	735,000	8.750		07/15/26	589,007
CAP SA (a)
	605,000	3.900		04/27/31	508,436
CSN Inova Ventures (a)
	200,000	6.750		01/28/28	169,960
CSN Resources SA (a)
	1,240,000	8.875		12/05/30	1,007,116
Mineral Resources Ltd. (a)(b)
	9,845,000	6.250		05/01/34	9,723,611
Samarco Mineracao SA (a)(d) (PIK 9.049%, Cash 9.000%)
	5,038,577	9.500		06/30/31	5,015,856
Tacora Resources, Inc. (e)
	27,985	13.000		09/18/31	27,984
Vale Overseas Ltd. (a)(c) (5 yr. CMT + 2.431%)
	643,000	6.000		02/25/56	646,794

					17,688,764

Leisure Time(a)(b) – 0.7%
A&K Travel Group Holdings Ltd.
	3,959,000	7.500		05/15/33	3,977,053
Carnival Corp.
	1,850,000	4.000		08/01/28	1,807,598
	1,516,000	6.125		02/15/33	1,538,498
Carnival PLC
EUR	628,000	4.125		07/15/31	723,041
Deuce Finco PLC
GBP	1,215,000	7.000		11/20/31	1,645,044
Kingpin Intermediate Holdings LLC
	$1,503,000	7.250		10/15/32	1,247,700
NCL Corp. Ltd.
	1,000,000	6.250		09/15/33	967,660
Pinnacle Bidco PLC
GBP	350,000	10.000		10/11/28	496,504
Sabre GLBL, Inc.
	$387,000	10.750		11/15/29	336,647

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Leisure Time(a)(b) – (continued)
	$393,000	10.750%		03/15/30	$338,888
TUI Cruises GmbH
EUR	200,000	5.000		05/15/30	232,737

					13,311,370

Lodging(a) – 0.9%
Genting New York LLC/GENNY Capital, Inc. (b)
	$1,665,000	7.250		10/01/29	1,693,588
Gohl Capital Holdings Ltd. (c) (5 yr. CMT + 4.261%)
	1,600,000	8.300		04/29/36	1,584,512
Hilton Domestic Operating Co., Inc. (b)
	1,215,000	4.000		05/01/31	1,150,617
	385,000	5.750		09/15/33	387,399
Melco Resorts Finance Ltd.
	1,450,000	5.375	(b)	12/04/29	1,417,230
	1,648,000	7.625	(b)	04/17/32	1,696,319
	284,000	7.625		04/17/32	292,756
Station Casinos LLC (b)
	1,988,000	4.625		12/01/31	1,869,873
	1,650,000	6.625		03/15/32	1,671,714
Studio City Finance Ltd. (b)
	1,800,000	5.000		01/15/29	1,716,210
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b)
	1,905,000	5.250		05/15/27	1,905,762
Wynn Macau Ltd. (b)
	85,000	5.625		08/26/28	84,433
	1,090,000	5.125		12/15/29	1,062,205
	1,050,000	6.750		02/15/34	1,051,837

					17,584,455

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	1,334,000	4.125		06/30/28	1,312,870

Machinery-Diversified(a)(b) – 0.2%
Chart Industries, Inc.
	250,000	7.500		01/01/30	259,585
	155,000	9.500		01/01/31	163,073
Columbus McKinnon Corp.
	2,215,000	7.125		02/01/33	2,228,002
King U.S. Bidco, Inc. (c) (3 mo. EUR EURIBOR + 3.250%)
EUR	1,750,000	5.454		12/01/32	2,064,341

					4,715,001

Media – 3.4%
Altice Financing SA (a)
	$625,000	9.625	(b)	07/15/27	484,362
EUR	1,649,000	3.000		01/15/28	1,433,416
	$2,030,000	5.000	(b)	01/15/28	1,503,337
	767,000	5.750	(b)	08/15/29	564,305
AMC Global Media, Inc. (a)(b)
	1,493,000	10.500		07/15/32	1,540,403
Beasley Mezzanine Holdings LLC (a)(b)(f)
	1,112,000	9.200		08/01/28	413,319
CCO Holdings LLC/CCO Holdings Capital Corp. (a)(b)
	995,000	5.000		02/01/28	984,552

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
	$1,025,000	5.375%	06/01/29	$1,009,389
	1,661,000	6.375	09/01/29	1,665,319
	3,574,000	4.500	08/15/30	3,334,113
	5,000	4.250	02/01/31	4,538
	1,120,000	4.250	01/15/34	938,997
	4,600,000	7.375	02/01/36	4,510,346
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
	900,000	3.900	06/01/52	565,758
CSC Holdings LLC (a)(b)
	383,000	5.500	04/15/27	323,156
	3,024,000	11.750	01/31/29	2,162,251
	899,000	5.750	01/15/30	322,804
	94,000	4.125	12/01/30	56,060
Directv Financing LLC (a)(b)
	1,905,000	8.875	02/01/30	1,937,956
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a)(b)
	1,470,000	10.000	02/15/31	1,529,256
Discovery Communications LLC (a)
	3,811,000	5.000	09/20/37	2,902,686
DISH DBS Corp. (a)(b)
	1,818,000	5.250	12/01/26	1,800,184
	160,000	5.750	12/01/28	157,008
EW Scripps Co. (a)(b)
	1,867,000	9.875	08/15/30	1,872,694
Fox Corp. (a)
	1,560,000	5.476	01/25/39	1,518,988
	680,000	5.576	01/25/49	626,865
Gray Media, Inc. (a)(b)
	2,464,000	10.500	07/15/29	2,615,536
	2,316,000	4.750	10/15/30	1,853,750
	665,000	5.375	11/15/31	520,582
	305,000	9.625	07/15/32	310,197
	833,000	7.250	08/15/33	848,785
Grupo Televisa SAB
	1,165,000	6.625	01/15/40	1,012,094
Nexstar Media, Inc. (a)(b)
	1,211,000	4.750	11/01/28	1,193,005
	2,700,000	6.500	09/15/33	2,721,195
	1,700,000	7.250	04/15/34	1,711,339
Paramount Global (a)(c)
(3 mo. USD Term SOFR + 3.899%)
	1,397,000	6.250	02/28/57	992,568
(5 yr. CMT + 3.999%)
	3,674,000	6.375	03/30/62	2,849,628
Scripps Escrow II, Inc. (a)(b)
	3,302,000	3.875	01/15/29	3,128,843
Sinclair Television Group, Inc. (a)(b)
	1,527,000	5.500	03/01/30	1,346,982
Sirius XM Radio LLC (a)(b)
	800,000	4.125	07/01/30	745,448
Spanish Broadcasting System, Inc. (a)(b)
	1,225,000	9.750	03/01/26	735,000
Summer BidCo BV (a)(b)(d)
EUR	1,006,000	8.875	01/31/31	1,191,672

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
Sunrise FinCo I BV (a)(b)
	$665,000	4.875%	07/15/31	$638,899
EUR	1,004,000	4.625	05/15/32	1,168,034
Telenet Finance Luxembourg Notes SARL (a)(b)
	300,000	3.500	03/01/28	348,887
	$1,600,000	5.500	03/01/28	1,582,448
Urban One, Inc. (a)(b)
	594,000	10.500	04/01/30	588,060
	741,000	7.625	04/01/31	305,351
Virgin Media Finance PLC (a)(b)
	2,032,000	5.000	07/15/30	1,711,960
Virgin Media O2 Vendor Financing Notes VI DAC (a)(b)
	863,000	8.500	03/15/33	775,198
Virgin Media O2 Vendor Financing Notes VII DAC (a)(b)
EUR	854,000	7.500	07/15/33	912,892
Virgin Media Secured Finance PLC (a)(b)
	$872,000	4.500	08/15/30	775,722
VZ Vendor Financing II BV (a)(b)
EUR	615,000	2.875	01/15/29	676,170

				67,422,307

Mining(a) – 1.5%
Aris Mining Corp. (b)
	$2,650,000	8.000	10/31/29	2,749,560
Corp. Nacional del Cobre de Chile
	200,000	6.780	01/13/55	213,944
Eldorado Gold Corp. (b)
	1,750,000	6.250	09/01/29	1,751,015
Endeavour Mining PLC (b)
	1,151,000	7.000	05/28/30	1,176,754
First Quantum Minerals Ltd. (b)
	1,150,000	8.625	06/01/31	1,197,460
	950,000	8.000	03/01/33	996,217
	1,258,000	7.250	02/15/34	1,296,923
Fortescue Treasury Pty. Ltd. (b)
	879,000	4.500	09/15/27	872,627
	777,000	4.375	04/01/31	743,954
Freeport-McMoRan, Inc.
	795,000	5.400	11/14/34	809,103
Mountain Province Diamonds, Inc. (b)(e)
	2,861,000	9.000	12/15/27	2,173,216
Nexa Resources SA
	475,000	6.600	04/08/37	495,164
Nickel Industries Ltd.
	500,000	9.000	09/30/30	518,185
Northwest Acquisitions ULC/Dominion Finco, Inc. (b)
	1,260,000	7.125	11/01/22	13
Novelis Corp. (b)
	525,000	4.750	01/30/30	503,113
	2,270,000	6.375	08/15/33	2,279,080
Novelis Sheet Ingot GmbH (b)
EUR	700,000	3.375	04/15/29	795,290
PLS Group Ltd. (b)
	$746,000	6.875	05/01/31	762,815

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining(a) – (continued)
Skeena Resources Ltd. (b)
$1,500,000	8.500%		04/01/31	$1,570,290
Vedanta Resources Finance II PLC
1,593,000	11.250	(b)	12/03/31	1,746,326
2,292,000	9.850	(b)	04/24/33	2,443,914
1,650,000	9.850		04/24/33	1,759,362
Volcan Cia Minera SAA (b)
2,415,000	8.500		10/28/32	2,484,407
WE Soda Investments Holding PLC
350,000	9.500		10/06/28	353,719
653,000	9.375		02/14/31	651,374

				30,343,825

Miscellaneous Manufacturing(a)(b) – 0.3%
Amsted Industries, Inc.
1,857,000	4.625		05/15/30	1,799,210
2,235,000	6.375		03/15/33	2,271,297
Axon Enterprise, Inc.
1,750,000	6.250		03/15/33	1,796,480

				5,866,987

Oil Field Services – 4.1%
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
607,000	6.625		09/01/32	624,245
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)(b)
873,000	6.625		10/15/32	896,353
Azule Energy Finance PLC (a)(b)
448,000	8.625		01/22/33	463,478
Breakwater Energy Holdings SARL (a)(b)
2,130,000	9.250		11/15/30	2,268,748
Chesapeake Energy Corp. (f)(g)
195,000	0.000		10/01/24	20
935,000	0.000		10/01/26	94
CITGO Petroleum Corp. (a)(b)
4,225,000	8.375		01/15/29	4,348,792
CNX Resources Corp. (a)(b)
1,325,000	7.250		03/01/32	1,379,948
Comstock Resources, Inc. (a)(b)
2,792,000	6.750		03/01/29	2,780,357
CVR Energy, Inc. (a)(b)
1,502,000	7.500		02/15/31	1,520,775
1,842,000	7.875		02/15/34	1,847,894
Ecopetrol SA (a)
300,000	5.875		11/02/51	221,805
Energean Israel Finance Ltd. (a)
515,000	5.875		03/30/31	491,181
Guara Norte SARL
489,872	5.198		06/15/34	481,686
Infinity Natural Resources LLC (a)(b)
2,296,000	7.625		04/01/31	2,336,157
KazMunayGas National Co. JSC
995,000	6.375		10/24/48	1,002,880
Kodiak Gas Services LLC (a)(b)
1,867,000	6.750		10/01/35	1,939,234

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Kosmos Energy Ltd. (a)
	$499,000	7.750%		05/01/27	$496,687
Kraken Oil & Gas Partners LLC (a)(b)
	1,535,000	7.625		08/15/29	1,563,459
Long Ridge Energy LLC (a)(b)
	3,413,000	8.750		02/15/32	3,646,449
Moss Creek Resources Holdings, Inc. (a)(b)
	3,077,000	8.250		09/01/31	3,115,955
Nabors Industries, Inc. (a)(b)
	1,286,000	9.125		01/31/30	1,350,570
	258,000	8.875		08/15/31	272,275
	34,000	7.625		11/15/32	35,499
Northern Oil & Gas, Inc. (a)(b)
	1,521,000	7.875		10/15/33	1,575,984
Permian Resources Operating LLC (a)(b)
	323,000	9.875		07/15/31	341,682
Petroleos Mexicanos
	310,000	6.840	(a)	01/23/30	315,735
	1,030,000	5.950	(a)	01/28/31	1,008,113
	649,000	10.000	(a)	02/07/33	761,277
	3,530,000	6.750		09/21/47	2,974,025
Raizen Fuels Finance SA (a)
	777,000	6.950		03/05/54	414,048
Saudi Arabian Oil Co. (a)
	530,000	5.750		07/17/54	499,684
SM Energy Co. (a)(b)
	1,525,000	7.000		08/01/32	1,563,766
	1,386,000	9.625		06/15/33	1,545,321
	1,142,000	6.625		04/15/34	1,158,011
Sonangol Finance Ltd. (a)(b)
	332,000	10.000		01/29/31	340,300
Sunoco LP (a)(b)
	1,700,000	7.250		05/01/32	1,780,427
	3,538,000	6.250		07/01/33	3,611,767
	650,000	5.875		03/15/34	647,426
	154,000	5.625		07/15/34	151,889
(5 yr. CMT + 4.230%)
	4,960,000	7.875	(c)	09/18/30	5,139,254
TGNR Intermediate Holdings LLC (a)(b)
	3,817,000	5.500		10/15/29	3,767,952
Transocean International Ltd.
	1,975,000	8.250	(a)(b)	05/15/29	2,051,689
	525,000	8.750	(a)(b)	02/15/30	549,812
	1,600,000	8.500	(a)(b)	05/15/31	1,692,944
	1,365,000	7.875	(a)(b)	10/15/32	1,462,625
	2,539,000	6.800		03/15/38	2,466,943
Trident Energy Finance PLC (a)
	465,000	12.500		11/30/29	497,727
Uzbekneftegaz JSC
	460,000	8.750		05/07/30	492,200
Valaris Ltd. (a)(b)
	2,590,000	8.375		04/30/30	2,700,515
Var Energi ASA (a)(c) (5 yr. EURIBOR ICE Swap + 4.765%)
EUR	1,679,000	7.862		11/15/83	2,133,129

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Vista Energy Argentina SAU (a)(b)
	$1,375,000	7.875%		04/08/38	$1,396,863
Wintershall Dea Finance 2 BV (a)(c) (-1X 5 yr. EUR Swap + 3.319%)
EUR	1,100,000	3.000		07/20/28	1,243,492
Yinson Boronia Production BV (a)
	$665,450	8.947		07/31/42	737,465
YPF SA (a)(b)
	3,984,000	9.500		01/17/31	4,252,442

					82,359,048

Packaging(a) – 1.0%
Ardagh Group SA (b)(d)
(PIK 4.500%, Cash 7.500%)
EUR	1,100,000	12.000		12/01/30	1,150,539
(PIK 6.500%, Cash 5.500%)
	$2,301,000	12.000		12/01/30	2,067,425
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
EUR	1,024,000	2.000		09/01/28	1,165,390
Ball Corp.
	1,065,000	1.500		03/15/27	1,229,800
	$2,544,000	2.875		08/15/30	2,317,101
Crown Americas LLC
	2,750,000	5.875		06/01/33	2,769,883
Fedrigoni SpA (b)
EUR	969,000	6.125		06/15/31	1,095,085
(3 mo. EUR EURIBOR + 4.000%)
	250,000	6.127	(c)	01/15/30	286,517
LABL, Inc. (b)
	$968,000	8.625		10/01/31	418,757
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
EUR	1,388,000	8.250		05/15/30	1,399,594
	$2,221,000	9.500	(b)	05/15/30	1,947,995
Trident TPI Holdings, Inc. (b)
	2,004,000	12.750		12/31/28	2,010,553
Trivium Packaging Finance BV (b)
EUR	1,506,000	6.625		07/15/30	1,812,111

					19,670,750

Pharmaceuticals – 1.4%
1261229 BC Ltd. (a)(b)
	$5,348,000	10.000		04/15/32	5,524,056
Bausch Health Cos., Inc. (b)
	1,771,000	4.875	(a)	06/01/28	1,663,713
	792,000	11.000		09/30/28	823,823
Cheplapharm Arzneimittel GmbH (a)
EUR	1,840,000	7.125		06/15/31	2,192,340
	700,000	6.750	(b)	02/15/32	821,555
Dolcetto Holdco SpA (a)(b)
	1,498,000	5.625		07/14/32	1,756,053
Endo Finance Holdings LP (a)(b)
	$350,000	8.500		04/15/31	371,091
Grifols SA (a)(b)
EUR	1,515,000	3.875		10/15/28	1,748,047
	$1,773,000	4.750		10/15/28	1,748,107

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals – (continued)
EUR	2,719,000	7.125%		05/01/30	$3,314,779
Nidda Healthcare Holding GmbH (a)(b)
	110,000	5.625		02/21/30	129,799
	2,378,000	5.375		10/23/30	2,802,772
(3 mo. EUR EURIBOR + 3.250%)
	810,000	5.234	(c)	10/15/32	951,236
(3 mo. EUR EURIBOR + 3.750%)
	1,232,000	5.734	(c)	10/23/30	1,450,520
Option Care Health, Inc. (a)(b)
	$2,700,000	4.375		10/31/29	2,618,082
Teva Pharmaceutical Finance Netherlands III BV
	700,000	3.150		10/01/26	694,778

					28,610,751

Pipelines(a) –1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
	1,850,000	5.375		06/15/29	1,847,947
	1,300,000	6.625		02/01/32	1,334,827
CNX Midstream Partners LP (b)
	1,800,000	4.750		04/15/30	1,742,148
Delek Logistics Partners LP/Delek Logistics Finance Corp. (b)
	2,899,000	7.375		06/30/33	2,991,739
Genesis Energy LP/Genesis Energy Finance Corp.
	625,000	7.875		05/15/32	654,350
ITT Holdings LLC (b)
	3,178,000	6.500		08/01/29	3,132,110
NFE Financing LLC (b)
	800,000	12.000		11/15/29	362,768
ONEOK, Inc.
	71,000	5.600		04/01/44	65,595
	2,003,000	5.450		06/01/47	1,810,291
Summit Midstream Holdings LLC (b)
	1,825,000	8.625		10/31/29	1,907,891
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
	1,462,000	7.375		02/15/29	1,505,421
	2,681,000	6.000		12/31/30	2,694,298
	1,530,000	6.750		03/15/34	1,562,880
TransMontaigne Partners LLC (b)
	1,237,000	8.500		06/15/30	1,278,068
Venture Global Calcasieu Pass LLC (b)
	750,000	4.125		08/15/31	703,058
	1,415,000	3.875		11/01/33	1,261,727
Venture Global LNG, Inc. (b)
	200,000	9.500		02/01/29	218,300
	2,627,000	8.375		06/01/31	2,736,073
	450,000	9.875		02/01/32	482,738
(5 yr. CMT + 5.440%)
	2,337,000	9.000	(c)	09/30/29	2,309,330
Venture Global Plaquemines LNG LLC (b)
	1,045,000	7.500		05/01/33	1,159,480
	1,170,000	6.500		01/15/34	1,225,680
	500,000	7.750		05/01/35	561,555
	1,450,000	6.750		01/15/36	1,541,089

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(a) – (continued)
Western Midstream Operating LP
	$2,805,000	5.250%		02/01/50	$2,373,703

					37,463,066

Real Estate – 0.5%
Adler Financing SARL (a)(d)
EUR	730,666	8.250		12/31/28	963,264
Aldar Properties PJSC (a)(c) (5 yr. CMT + 2.042%)
	$705,000	6.623		04/15/55	693,791
Binghatti Sukuk 2 SPV Ltd.
	520,000	7.750		07/02/29	479,326
CoreLogic, Inc. (a)(b)
	750,000	4.500		05/01/28	729,367
Kennedy-Wilson, Inc. (a)
	535,000	4.750		03/01/29	530,169
Neinor Homes SA (a)(b)
EUR	543,000	5.875		02/15/30	653,938
Samhallsbyggnadsbolaget I Norden Holding AB (a)
	4,480,000	2.250		07/12/27	5,063,459
Via Celere Desarrollos Inmobiliarios SA (a)(b)
	1,086,000	4.875		04/15/31	1,234,026

					10,347,340

Real Estate Investment Trust(a) –1.6%
Arbor Realty SR, Inc. (b)
	$1,300,000	8.500		12/15/28	1,288,001
	960,000	7.875		07/15/30	905,712
Blackstone Mortgage Trust, Inc. (b)
	1,210,000	7.750		12/01/29	1,284,064
Brandywine Operating Partnership LP
	1,529,000	8.875		04/12/29	1,601,276
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (b)
	3,083,000	4.500		04/01/27	3,017,363
Diversified Healthcare Trust
	1,050,000	4.750		02/15/28	1,020,232
	3,505,000	4.375		03/01/31	3,151,941
Iron Mountain, Inc. (b)
	1,000,000	4.875		09/15/27	998,030
	1,935,000	4.875		09/15/29	1,907,001
	1,175,000	4.500		02/15/31	1,128,869
	940,000	6.250		01/15/33	952,211
EUR	850,000	4.750		01/15/34	964,302
MPT Operating Partnership LP/MPT Finance Corp.
	$1,705,000	5.000		10/15/27	1,662,256
	775,000	8.500	(b)	02/15/32	805,000
RLJ Lodging Trust LP (b)
	2,257,000	3.750		07/01/26	2,252,035
	1,229,000	4.000		09/15/29	1,162,192
Service Properties Trust
	350,000	3.950		01/15/28	339,465
	885,000	4.375		02/15/30	796,907
Trust 2401
	690,000	7.375		02/13/34	748,995

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
Trust Fibra Uno
	$272,000	6.390%		01/15/50	$251,328
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (b)
	1,110,000	6.000		01/15/30	1,072,848
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
	2,644,000	6.500		02/15/29	2,596,276
	2,393,000	8.625		06/15/32	2,506,452

					32,412,756

Retailing – 2.0%
1011778 BC ULC/New Red Finance, Inc. (a)(b)
	1,000,000	4.375		01/15/28	987,890
	1,381,000	5.625		09/15/29	1,394,202
	1,200,000	4.000		10/15/30	1,141,212
Advance Auto Parts, Inc. (a)(b)
	2,175,000	7.375		08/01/33	2,238,793
Asbury Automotive Group, Inc. (a)
	2,782,000	4.500		03/01/28	2,751,231
	678,000	4.625	(b)	11/15/29	660,114
Bath & Body Works, Inc.
	325,000	5.250		02/01/28	325,582
	2,055,000	6.875		11/01/35	2,028,306
	485,000	6.750		07/01/36	471,711
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. (a)(b)
	600,000	9.500		07/01/32	518,160
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC (a)(b)
	1,380,000	5.125		04/15/29	1,244,967
Boots Group Finco LP (a)(b)
EUR	2,471,000	5.375		08/31/32	2,942,691
Carvana Co. (a)(b)(d)
	$1,000,000	9.000		06/01/31	1,105,970
(PIK 13.000%, Cash 11.000%)
	461,000	9.000		06/01/30	479,569
CD&R Firefly Bidco PLC (a)(b)
GBP	697,000	8.625		04/30/29	977,806
Cougar JV Subsidiary LLC (a)(b)
	$1,781,000	8.000		05/15/32	1,871,493
EG Global Finance PLC (a)(b)
EUR	900,000	11.000		11/30/28	1,116,377
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (a)(b)
	$1,565,000	4.625		01/15/29	1,523,355
	1,592,000	6.750		01/15/30	1,541,263
Gap, Inc. (a)(b)
	934,000	3.625		10/01/29	881,500
LBM Acquisition LLC (a)(b)
	1,552,000	6.250		01/15/29	1,075,164
	2,478,000	9.500		06/15/31	2,173,875
LCM Investments Holdings II LLC (a)(b)
	2,359,000	4.875		05/01/29	2,310,287
Michaels Cos., Inc. (a)(b)
	1,790,000	8.500		03/15/33	1,767,768
Neiman Marcus Group Ltd. LLC (e)(f)(g)
	605,000	0.000		10/15/21	—

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Papa John’s International, Inc. (a)(b)
	$404,000	3.875%	09/15/29	$388,191
PetSmart LLC/PetSmart Finance Corp. (a)(b)
	730,000	7.500	09/15/32	739,023
QXO Building Products, Inc. (a)(b)
	375,000	6.750	04/30/32	382,549
Rite Aid Corp. (f)(e)(g)
	34,147	0.000	08/30/34	—
Specialty Building Products Holdings LLC/SBP Finance Corp. (a)(b)
	1,204,000	7.750	10/15/29	1,062,602
Victoria’s Secret & Co. (a)(b)
	2,002,000	4.625	07/15/29	1,929,447
White Cap Supply Holdings LLC (a)(b)
	1,394,000	7.375	11/15/30	1,409,445
Yum! Brands, Inc.
	650,000	6.875	11/15/37	715,611

				40,156,154

Semiconductors(a)(b) –0.5%
BE Semiconductor Industries NV
EUR	1,240,000	4.500	07/15/31	1,484,708
Entegris, Inc.
	$673,000	4.750	04/15/29	668,572
	345,000	3.625	05/01/29	330,072
Kioxia Holdings Corp.
	1,318,000	6.250	07/24/30	1,357,975
	2,789,000	6.625	07/24/33	2,913,863
MKS, Inc.
EUR	725,000	4.250	02/15/34	823,191
ON Semiconductor Corp.
	$1,026,000	3.875	09/01/28	998,688
Synaptics, Inc.
	2,061,000	4.000	06/15/29	1,965,576

				10,542,645

Software – 1.6%
Asmodee Group AB (a)(b)
EUR	613,867	5.750	12/15/29	747,878
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. (a)(b)
	$1,604,000	8.000	06/15/29	784,083
Cloud Software Group, Inc. (a)(b)
	4,925,000	6.500	03/31/29	4,795,965
	6,297,000	9.000	09/30/29	6,181,828
	2,448,000	8.250	06/30/32	2,325,037
CoreWeave, Inc. (a)(b)
	2,323,000	9.250	06/01/30	2,352,037
	1,327,000	9.000	02/01/31	1,318,998
	1,395,000	9.750	10/01/31	1,403,649
Elastic NV (a)(b)
	2,069,000	4.125	07/15/29	1,962,881
Mavenir PLC (e)(g)
	140,794	0.000	06/30/26	327,206
OAK-Eagle Acquireco, Inc. (a)(b)
	750,000	7.250	07/01/33	771,825

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
	$750,000	8.750%		07/01/34	$779,317
Pagaya U.S. Holdings Co. LLC (a)(b)
	1,445,000	8.875		08/01/30	1,118,387
PTC, Inc. (a)(b)
	1,347,000	4.000		02/15/28	1,315,009
Rocket Software, Inc. (a)(b)
	2,200,000	9.000		11/28/28	2,185,832
SS&C Technologies, Inc. (a)(b)
	2,710,000	6.500		06/01/32	2,742,005
TeamSystem SpA (a)(b)
EUR	1,247,000	5.000		07/01/31	1,376,651

					32,488,588

Telecommunication Services – 3.4%
Africell Holding Ltd. (a)
	$515,000	10.500		10/23/29	517,081
Altice France SA (a)(b)
EUR	359,756	7.250		11/01/29	425,563
	1,321,298	4.750		10/15/30	1,515,058
	$2,805,589	6.875		10/15/30	2,756,491
	1,536,433	6.875		07/15/32	1,511,113
APLD ComputeCo 2 LLC (a)(b)
	1,521,000	6.750		03/15/31	1,507,813
APLD ComputeCo LLC (a)(b)
	3,290,000	9.250		12/15/30	3,534,085
C&W Senior Finance Ltd. (a)
	840,000	9.000	(b)	01/15/33	858,637
	950,000	9.000		01/15/33	971,078
Connect Finco SARL/Connect U.S. Finco LLC (a)(b)
	1,330,000	9.000		09/15/29	1,404,187
Core Scientific Finance I LLC (a)(b)
	4,898,000	7.750		05/15/31	4,886,343
Digicel International Finance Ltd./Difl U.S. LLC (a)
	2,573,000	8.625	(b)	08/01/32	2,669,487
	1,000,000	8.625		08/01/32	1,037,500
Flash Compute LLC (a)(b)
	1,680,000	7.250		12/31/30	1,713,718
Iliad Holding SAS (a)(b)
EUR	500,000	5.625		10/15/28	591,578
	$1,300,000	7.000		10/15/28	1,309,568
Kaixo Bondco Telecom SA (a)(b)
EUR	200,000	5.125		09/30/29	235,767
Level 3 Financing, Inc. (a)(b)
	$985,000	3.750		07/15/29	929,781
	2,382,000	7.000		03/31/34	2,476,399
Liberty Costa Rica Senior Secured Finance (a)
	419,000	10.875		01/15/31	440,616
Meridian Arc Holdco LLC (a)(b)
	3,041,000	6.250		04/30/31	3,041,334
Odido Group Holding BV (a)(b)
EUR	700,000	5.500		01/15/30	817,669
Odido Holding BV (a)(b)
	1,865,000	3.750		01/15/29	2,178,066
PR RNO Property Owner 1 LLC (a)(b)
	$2,600,000	6.500		05/01/31	2,577,156

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
SES SA (a)(c) (5 yr. EURIBOR ICE Swap + 3.586%)
EUR	1,440,000	6.000%		09/12/54	$1,659,635
SoftBank Group Corp. (a)
	1,379,000	3.375		07/06/29	1,521,582
	$4,200,000	7.250		07/10/32	4,078,914
EUR	3,500,000	6.375		07/10/33	4,008,571
(5 yr. EURIBOR ICE Swap + 4.460%)
	2,070,000	6.500	(c)	10/29/62	2,113,626
SV RNO Property Owner 1 LLC (a)(b)
	$4,362,000	5.875		03/01/31	4,291,685
Telecom Argentina SA (a)
	270,000	9.500		07/18/31	287,979
	643,000	8.500	(b)	01/20/36	660,682
Total Play Telecomunicaciones SA de CV (a)
	295,000	11.125		12/31/32	275,663
Turk Telekomunikasyon AS
	560,000	6.950		10/07/32	559,479
Turkcell Iletisim Hizmetleri AS (a)
	204,000	7.650		01/24/32	212,602
Vmed O2 U.K. Financing I PLC (a)(b)
	1,215,000	4.250		01/31/31	1,048,253
	2,315,000	7.750		04/15/32	2,253,676
Windstream Services LLC/Windstream Escrow Finance Corp. (a)(b)
	800,000	8.250		10/01/31	846,384
WULF Compute LLC (a)(b)
	1,360,000	7.750		10/15/30	1,428,870
Zayo Group Holdings, Inc. (a)(b)(d) (PIK 5.750%, Cash 3.500%)
	3,262,163	9.250		03/09/30	3,262,881

					68,416,570

Telecommunications(a) – 0.0%
Telefonica Moviles Chile SA
	830,000	3.537		11/18/31	650,205

Transportation(a)(b) – 0.3%
First Student Bidco, Inc./First Transit Parent, Inc.
	1,300,000	4.000		07/31/29	1,242,982
Yinson Bergenia Production BV
	4,364,174	8.498		01/31/45	4,669,230

					5,912,212

Water(a) – 0.1%
Aegea Finance SARL
	2,542,000	9.000	(b)	01/20/31	2,135,280
	258,000	7.625		01/20/36	187,050

					2,322,330

TOTAL CORPORATE OBLIGATIONS (Cost $1,129,485,605)					$1,123,192,269

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–28.5%

Aerospace & Defense–1.0%
Air Comm Corp. LLC
(3 mo. USD Term SOFR + 2.750%)
$258,924	6.423–
	6.450%		12/11/31	$259,652
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.250%)
1,882,843	5.950		10/31/30	1,887,343
Cobham Ultra SeniorCo SARL
(6 mo. USD Term SOFR + 3.750%)
1,203,449	7.791		08/03/29	1,208,467
Kaman Corp.
(1 mo. USD Term SOFR + 2.250%)
2,968,673	5.950		02/26/32	2,981,052
208,894	1.000		02/26/32	209,764
Karman Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
3,864,063	6.461		04/01/32	3,876,931
Propulsion BC Finco SARL
(3 mo. USD Term SOFR + 2.500%)
1,080,000	6.200		12/01/32	1,085,627
TransDigm, Inc.
490,000	0.000	(i)	02/13/33	490,705
(1 mo. USD Term SOFR + 2.250%)
1,296,442	5.902		03/22/30	1,298,166
(1 mo. USD Term SOFR + 2.500%)
1,768,317	6.152		01/19/32	1,770,669
5,157,055	6.152		08/19/32	5,164,430

				20,232,806

Airlines–0.1%
American Airlines, Inc.
(3 mo. USD Term SOFR + 2.250%)
663,747	5.925		04/20/28	659,505
Spirit Airlines, Inc.
1,401,278	0.000	(e)(j)	07/14/26	379,138
(1 mo. USD Term SOFR + 8.000%)
341,571	11.668		07/14/26	324,493

				1,363,136

Auto Parts & Equipment–0.1%
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
792,037	6.152		05/06/30	794,762
(1 mo. USD Term SOFR + 2.750%)
80,621	6.402		01/28/32	80,957
Tenneco, Inc.
547,429	0.000	(i)	11/17/28	546,607

				1,422,326

Banks–0.3%
Ascensus Group Holdings, Inc.
(1 mo. USD Term SOFR + 3.000%)
2,579,152	6.652		11/25/32	2,555,295
(1 mo. USD Term SOFR + 5.250%)
2,670,000	8.902		11/25/33	2,696,700

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Banks–(continued)
Chrysaor Bidco SARL
(3 mo. USD Term SOFR + 3.000%)
$506,085	6.669%		10/30/31	$508,302

				5,760,297

Beverages–0.1%
Primo Brands Corp.
(3 mo. USD Term SOFR + 2.750%)
1,245,000	6.450		03/31/31	1,252,146

Biotechnology–0.4%
BioMarin Pharmaceutical, Inc.
5,250,000	0.000	(i)	04/27/33	5,263,965
Genmab AS
(3 mo. USD Term SOFR + 3.000%)
1,282,125	6.700		12/13/32	1,289,254
Grifols Worldwide Operations USA, Inc.
(6 mo. USD Term SOFR + 2.500%)
1,562,931	6.187		04/14/33	1,565,994

				8,119,213

Building Materials–0.7%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
5,288,836	6.402		09/08/32	5,278,364
CP Atlas Buyer, Inc.
(1 mo. USD Term SOFR + 5.250%)
756,836	8.902		07/08/30	675,007
Emrld Borrower LP
(3 mo. USD Term SOFR + 2.250%)
714,948	5.950		08/04/31	715,492
Groundworks LLC
(3 mo. USD Term SOFR + 3.000%)
1,244,866	6.673		03/14/31	1,247,978
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.250%)
1,887,961	6.950		12/22/31	1,894,342
(3 mo. USD Term SOFR + 6.500%)
1,625,000	10.200		12/22/32	1,633,125
JELD-WEN, Inc.
(1 mo. USD Term SOFR + 2.000%)
1,032,679	5.767		07/28/28	837,761
Quikrete Holdings, Inc.
(1 mo. USD Term SOFR + 2.250%)
990,000	5.902		02/10/32	990,376
Wilsonart LLC
(3 mo. USD Term SOFR + 4.250%)
710,957	7.950		08/05/31	644,205

				13,916,650

Chemicals–0.6%
Aruba Investments Holdings LLC
(3 mo. USD Term SOFR + 7.750%)
256,763	11.523	(e)	11/24/28	200,275

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Chemicals–(continued)
Flexsys Holdings, Inc.
(3 mo. USD Term SOFR + 6.250%)
	$1,007,745	9.910%		08/01/29	$536,624
(3 mo. USD Term SOFR + 5.250%)
	1,717,813	9.172		08/01/29	97,348
Ineos U.S. Finance LLC
	300,000	0.000	(i)	11/08/28	294,600
(1 mo. USD Term SOFR + 3.250%)
	333,377	6.902		02/18/30	309,291
Lonza Group AG
(3 mo. USD Term SOFR + 3.925%)
	921,900	7.725		07/03/28	851,605
Nouryon Finance BV
(6 mo. USD Term SOFR + 3.250%)
	2,137,283	6.936–
		6.938		04/03/28	2,123,925
	1,369,643	6.937		04/03/28	1,361,083
Paint Intermediate III LLC
(3 mo. USD Term SOFR + 3.000%)
	930,650	6.666–
		6.673		10/09/31	931,581
SCIH Salt Holdings, Inc.
(6 mo. USD Term SOFR + 2.750%)
	1,527,589	6.350		01/31/29	1,531,958
Tronox Finance LLC
(3 mo. USD Term SOFR + 2.250%)
	504,644	5.950		04/04/29	442,573
	1,605,616	0.000	(i)	09/30/31	1,359,619
USALCO LLC
(1 mo. USD Term SOFR + 3.500%)
	1,106,823	7.154		09/30/31	1,105,162

					11,145,644

Commercial Services–2.8%
AlixPartners LLP
(1 mo. USD Term SOFR + 2.000%)
	1,892,167	5.652		08/12/32	1,892,508
Allied Universal Holdco LLC
(1 mo. USD Term SOFR + 3.250%)
	6,842,502	6.902		08/20/32	6,859,129
Amspec Parent LLC
(3 mo. USD Term SOFR + 3.500%)
	905,912	7.200		12/22/31	903,647
Anticimex International AB
(3 mo. USD Term SOFR + 2.900%)
	1,978,618	6.560		11/17/31	1,981,922
Armorica Lux SARL
(3 mo. EUR EURIBOR + 4.925%)
EUR	1,300,000	7.075		07/28/28	1,472,344
Belfor Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
	$945,360	6.402		11/01/30	949,302
Belron Finance 2019 LLC
(3 mo. USD Term SOFR + 2.000%)
	7,151,917	5.660		10/16/31	7,181,740

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Commercial Services–(continued)
Creative Artists Agency LLC
(1 mo. USD Term SOFR + 2.500%)
$1,063,251	6.152%		10/01/31	$1,065,612
DTI Holdco, Inc.
(1 mo. USD Term SOFR + 4.000%)
1,058,866	7.652		04/26/29	957,829
Eagle Parent Corp.
(3 mo. USD Term SOFR + 4.250%)
1,147,603	7.950		04/02/29	1,153,961
Fugue Finance BV
(3 mo. USD Term SOFR + 2.250%)
1,807,212	5.921		01/09/32	1,799,983
Garda World Security Corp.
(3 mo. USD Term SOFR + 2.750%)
1,244,708	6.419		02/01/29	1,241,982
Grant Thornton Advisors LLC
(1 mo. USD Term SOFR + 2.750%)
3,968,035	6.402		06/02/31	3,840,740
Jupiter Buyer, Inc.
(3 mo. USD Term SOFR + 4.000%)
959,538	7.700		11/01/31	963,136
Lernen Bidco Ltd.
(6 mo. USD Term SOFR + 3.500%)
645,517	7.410		10/27/31	629,379
Mavis Tire Express Services Corp.
(6 mo. USD Term SOFR + 3.000%)
5,570,606	6.669		05/04/28	5,574,729
Mister Car Wash Holdings, Inc.
730,000	0.000	(i)	03/27/31	732,737
OMNIA Partners LLC
(3 mo. USD Term SOFR + 2.750%)
1,008,066	6.433		12/31/32	1,012,602
Parexel International Corp.
(1 mo. USD Term SOFR + 2.750%)
1,286,898	6.402		12/12/31	1,286,898
PG Investment Co. 59 SARL
(3 mo. USD Term SOFR + 2.250%)
3,206,661	5.950		03/26/31	3,219,680
Pye-Barker Fire & Safety LLC
(3 mo. USD Term SOFR + 1.250%)
42,384	6.163		12/16/32	41,898
(3 mo. USD Term SOFR + 2.500%)
1,273,840	6.163		12/16/32	1,278,515
Raven Acquisition Holdings LLC
(1 mo. USD Term SOFR + 3.000%)
1,021,165	6.652		11/19/31	1,014,426
Spring Education Group, Inc.
(3 mo. USD Term SOFR + 3.250%)
716,368	6.950		10/04/30	709,899
United Talent Agency LLC
(1 mo. USD Term SOFR + 3.000%)
638,420	6.668		06/10/32	641,612
Wand NewCo 3, Inc.
(1 mo. USD Term SOFR + 2.500%)
4,912,288	6.152		01/30/31	4,918,036

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Commercial Services–(continued)
Wash Multifamily Parent, Inc.
(1 mo. USD Term SOFR + 3.250%)
	$851,250	6.902%		09/10/32	$853,378
XPLOR T1 LLC
(3 mo. USD Term SOFR + 3.500%)
	1,432,476	7.167		12/01/32	1,328,622

					55,506,246

Computers–0.4%
Access CIG LLC
(1 mo. USD Term SOFR + 4.000%)
	2,229,756	7.700		08/19/30	2,003,994
Imprivata, Inc.
(3 mo. USD Term SOFR + 3.000%)
	983,560	6.700		12/01/27	977,767
Ivanti Software, Inc.
(3 mo. USD Term SOFR + 5.750%)
	1,186,072	9.411		06/01/29	1,183,107
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
	479,095	6.652		03/01/29	421,004
Tempo Acquisition LLC
(1 mo. USD Term SOFR + 1.750%)
	1,230,273	5.402		08/31/28	904,595
Verifone Systems, Inc.
(3 mo. USD Term SOFR + 5.250%)
	2,947,370	9.175		08/18/28	2,788,949

					8,279,416

Construction Materials(i)–0.0%
Quikrete Holdings, Inc.
	700,000	0.000		03/19/29	700,385

Containers & Packaging–0.7%
Albea Beauty Holdings SA
(6 mo. EUR EURIBOR + 5.000%)
EUR	1,000,000	7.504		12/31/27	1,051,884
Brook & Whittle Holding Corp.
(3 mo. USD Term SOFR + 4.500%)
	$1,248,461	8.289		12/14/30	589,898
(3 mo. USD Term SOFR + 6.500%)
	218,787	10.139		12/14/30	215,724
Charter NEX U.S., Inc.
(1 mo. USD Term SOFR + 2.500%)
	510,215	6.161		11/29/30	510,088
LABL, Inc.
(3 mo. USD Term SOFR + 6.750%)
	385,002	10.410		12/02/26	383,720
	4,480,482	0.000	(j)	10/30/28	2,100,226
Pregis TopCo Corp.
(1 mo. USD Term SOFR + 4.000%)
	991,064	7.652		02/01/29	990,757
Pretium Packaging LLC
(3 mo. USD Term SOFR + 4.600%)
	1,790,301	8.263	(e)	10/02/28	680,314

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Containers & Packaging–(continued)
Pretium PKG Holdings, Inc.
(3 mo. USD Term SOFR + 5.750%)
$1,325,000	9.417	%(i)	03/01/32	$1,126,912
(3 mo. USD Term SOFR + 5.250%)
171,915	8.917		03/02/31	170,410
Proampac PG Borrower LLC
(1 mo. USD Term SOFR + 4.000%)–(3 mo. USD Term SOFR + 4.000%)
2,618,194	7.652–
	7.663		03/07/33	2,556,012
Sword Purchaser LLC
(1 mo. USD Term SOFR + 4.000%)
3,550,000	7.652		04/11/33	3,442,009
Trident TPI Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
778,445	7.450		09/15/28	732,268

				14,550,222

Cosmetics & Personal Care–0.1%
ACP Tara Holdings, Inc.
(3 mo. USD Term SOFR + 3.250%)
796,666	6.950		12/15/32	797,862
Opal Bidco SAS
(3 mo. USD Term SOFR + 3.000%)
1,124,611	6.700		04/28/32	1,128,828

				1,926,690

Distribution & Wholesale–0.9%
BCPE Empire Holdings, Inc.
(1 mo. USD Term SOFR + 3.250%)
2,644,068	6.902		12/11/30	2,636,638
(1 mo. USD Term SOFR + 3.500%)
2,315,443	7.152		12/29/32	2,310,372
Core & Main LP
(1 mo. USD Term SOFR + 2.000%)
303,894	5.654		07/27/28	304,526
Fluid-Flow Products, Inc.
(1 mo. USD Term SOFR + 3.250%)
6,517,780	6.902		03/04/33	6,524,558
Openlane, Inc.
(3 mo. USD Term SOFR + 2.500%)
$768,075	6.140		10/08/32	769,995
Resideo Funding, Inc.
(3 mo. USD Term SOFR + 2.000%)
522,375	5.674		08/13/32	522,594
VSE Corp.
4,250,000	0.000	(i)	03/17/33	4,266,830
Windsor Holdings III LLC
(1 mo. USD Term SOFR + 2.750%)
854,256	6.402		08/01/30	850,199

				18,185,712

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Diversified Financial Services–1.0%
Avolon TLB Borrower 1 (U.S.) LLC
(1 mo. USD Term SOFR + 1.750%)
$486,136	5.411%		06/24/30	$487,633
CFC Bidco 2022 Ltd.
(3 mo. USD Term SOFR + 3.500%)
5,513,187	7.182		07/01/32	5,306,442
Chicago U.S. Midco III LP
(1 mo. USD Term SOFR + 2.500%)
731,379	6.152		11/01/32	731,745
Ditech Holding Corp.
183,349	0.000	(e)(j)	06/30/27	—
Edelman Financial Engines Center LLC
1,050,000	0.000	(i)	11/28/31	1,050,000
Focus Financial Partners LLC
(1 mo. USD Term SOFR + 2.500%)
3,128,237	6.152		09/15/31	3,102,178
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
752,520	6.450		11/26/31	754,401
HighTower Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
1,339,039	6.413		02/03/32	1,336,535
Jupiter Borrower, Inc.
422,558	0.000	(i)	03/25/33	423,615
Mariner Wealth Advisors LLC
(3 mo. USD Term SOFR + 2.250%)
916,525	5.950		12/31/30	919,485
OID-OL Intermediate I LLC
(3 mo. USD Term SOFR + 6.000%)
304,014	9.663		02/01/29	301,734
(3 mo. USD Term SOFR + 4.250%)
4,127,866	8.063		02/01/29	2,840,839
Orion U.S. Finco, Inc.
(3 mo. USD Term SOFR + 3.500%)
780,000	7.169		10/08/32	778,658
Speed Midco 3 SARL
1,043,582	0.000	(i)	10/07/32	1,037,926

				19,071,191

Electric–0.6%
Alpha Generation LLC
(1 mo. USD Term SOFR + 1.750%)
895,398	5.402		09/30/31	895,004
Carroll County Energy LLC
(3 mo. USD Term SOFR + 2.750%)
680,428	6.450		06/30/31	683,544
Cogentrix Finance Holdco I LLC
(1 mo. USD Term SOFR + 2.250%)
1,047,405	5.902		02/26/32	1,050,955
Cornerstone Generation LLC
(3 mo. USD Term SOFR + 2.250%)
837,707	5.913		08/11/32	839,056
CPV Fairview LLC
(3 mo. USD Term SOFR + 2.500%)
1,044,241	6.200		08/14/31	1,044,241

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Electric–(continued)
Hamilton Projects Acquiror LLC
(1 mo. USD Term SOFR + 2.500%)
$947,508	6.152%		05/30/31	$952,113
Indeck Niles LLC
(3 mo. USD Term SOFR + 2.750%)
995,000	6.419	(e)	03/09/33	996,244
Lackawanna Energy Center LLC
(1 mo. USD Term SOFR + 2.750%)
1,069,906	6.411		08/05/32	1,072,581
NRG Energy, Inc.
750,000	0.000	(i)	04/28/33	752,625
Potomac Energy Center LLC
(3 mo. USD Term SOFR + 2.750%)
1,090,178	6.413		08/05/32	1,096,992
South Field LLC
(3 mo. USD Term SOFR + 3.000%)
886,191	6.700		08/29/31	887,671
Talen Energy Supply LLC
(1 mo. USD Term SOFR + 2.000%)
658,745	5.652		11/25/32	659,160
(3 mo. USD Term SOFR + 2.500%)
125,742	6.153		05/17/30	126,042

				11,056,228

Electronics–0.2%
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 3.000%)
759,532	6.665		12/02/31	763,649
Pinnacle Buyer LLC
(3 mo. USD Term SOFR + 2.500%)
2,071,302	6.182		10/01/32	2,079,628
Resilience Parent LLC
(6 mo. USD Term SOFR + 2.500%)
1,350,501	6.126		02/28/33	1,353,202
Spectris PLC
(3 mo. USD Term SOFR + 2.750%)
497,500	6.450		12/06/32	498,435

				4,694,914

Energy-Alternate Sources–0.1%
Bayonne Energy Center LLC
(3 mo. USD Term SOFR + 3.000%)
637,685	6.700		10/01/32	636,359
Enviva Partners LP/Enviva Partners Finance Corp.
(3 mo. USD Term SOFR + 6.875%)
1,666,452	10.544		12/06/29	1,672,001
Esdec Solar Group BV
(3 mo. USD Term SOFR + 5.000%)
138,952	8.961		08/30/28	59,054

				2,367,414

Engineering & Construction–0.7%
Artera Services LLC
(1 mo. USD Term SOFR + 4.500%)
469,042	8.152		02/15/31	400,346

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Engineering & Construction–(continued)
Asplundh Tree Expert LLC
(1 mo. USD Term SOFR + 1.750%)
$1,464,653	5.502%		09/07/27	$1,469,735
Azuria Water Solutions, Inc.
(3 mo. U.S. (Fed) Prime Rate + 1.750%)
914,706	8.500		04/25/33	913,032
Blackfin Pipeline LLC
(1 mo. USD Term SOFR + 3.000%)
$1,552,200	6.688		09/29/32	1,562,227
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)
5,513,435	6.152		07/01/31	5,539,261
DG Investment Intermediate Holdings 2, Inc.
(1 mo. USD Term SOFR + 3.250%)
247,500	6.902		07/09/32	247,656
(1 mo. USD Term SOFR + 5.500%)
1,700,000	9.152		07/29/33	1,687,250
Holding Socotec
(3 mo. USD Term SOFR + 2.750%)
539,550	6.380		06/02/31	539,043
KKR Apple Bidco LLC
(1 mo. USD Term SOFR + 2.500%)
1,168,942	6.152		09/23/31	1,169,679

				13,528,229

Entertainment–0.8%
Betclic Everest Group SAS
1,050,000	0.000	(i)	12/10/31	1,055,250
Caesars Entertainment, Inc.
349,564	0.000	(i)	02/06/31	337,986
(1 mo. USD Term SOFR + 2.250%)
124,615	5.902		02/06/30	120,774
Delta 2 Lux SARL
(3 mo. USD Term SOFR + 1.750%)
1,195,000	5.450		09/30/31	1,195,896
East Valley Tourist Development Authority
(1 mo. USD Term SOFR + 7.500%)
945,794	11.267	(e)	11/23/26	941,065
ECL Entertainment LLC
(1 mo. USD Term SOFR + 3.000%)
852,228	6.652		08/30/30	848,231
EOC Borrower LLC
(1 mo. USD Term SOFR + 3.750%)
522,940	7.402		03/24/28	521,962
Ontario Gaming GTA LP
(3 mo. USD Term SOFR + 4.250%)
758,588	7.950		08/01/30	718,193
OVG Business Services LLC
(1 mo. USD Term SOFR + 3.000%)
1,528,860	6.652		06/25/31	1,528,860
Route 66 Development Authority
(1 mo. USD Term SOFR + 9.000%)
1,000,000	12.652	(e)	01/24/31	1,015,000

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(h)–(continued)

Entertainment–(continued)
TKO Worldwide Holdings LLC
(3 mo. USD Term SOFR + 2.000%)
	$7,779,993	5.664%	11/21/31	$7,797,732

				16,080,949

Environmental–0.3%
Filtration Group Corp.
(1 mo. USD Term SOFR + 2.500%)
	2,723,337	6.152	10/21/28	2,726,251
GFL Environmental, Inc.
(3 mo. USD Term SOFR + 2.500%)
	997,494	6.166	03/03/32	998,741
Madison IAQ LLC
(6 mo. USD Term SOFR + 2.750%)
	216,136	6.378	11/08/32	216,650
WIN Waste Innovations Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
	1,340,510	6.517	03/24/28	1,341,770

				5,283,412

Food–0.2%
Chobani LLC
(1 mo. USD Term SOFR + 2.250%)
	1,571,062	5.902	10/28/32	1,579,201
Froneri Lux Finco SARL
(6 mo. USD Term SOFR + 2.250%)
	999,261	5.877	09/30/31	990,877
	389,025	5.877	09/30/32	386,026
Labeyrie Fine Foods SAS
(3 mo. EUR EURIBOR + 5.000%)
EUR	502,810	7.127	07/30/29	528,968
Nomad Foods Europe Midco Ltd.
(6 mo. USD Term SOFR + 2.500%)
	$302,740	6.276	10/28/32	294,542
Snacking Investments Bidco Pty. Ltd.
(3 mo. USD Term SOFR + 3.000%)
	872,813	6.663	10/29/32	874,628

				4,654,242

Food Service–0.0%
Aramark Services, Inc.
(1 mo. USD Term SOFR + 1.750%)
	672,462	5.402	06/22/30	674,775

Hand/Machine Tools–0.1%
Alliance Laundry Systems LLC
(1 mo. USD Term SOFR + 2.250%)–(3 mo. USD Term SOFR + 2.250%)
	1,024,772	5.902–
		5.913	08/19/31	1,028,666
Dynamo Newco II GmbH
(1 mo. USD Term SOFR + 3.250%)
	640,163	6.907	09/30/31	566,013

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Hand/Machine Tools–(continued)
Madison Safety & Flow LLC
(1 mo. USD Term SOFR + 2.500%)
$719,306	6.154%		09/26/31	$720,076

				2,314,755

Health Care Products–1.3%
Agiliti Health, Inc.
(6 mo. USD Term SOFR + 3.000%)
1,200,348	6.576		05/01/30	1,166,342
Bausch & Lomb Corp.
(1 mo. USD Term SOFR + 3.750%)
6,662,615	7.402		01/15/31	6,693,862
Carestream Health, Inc.
(3 mo. USD Term SOFR + 4.500%)
1,061,709	8.171		03/31/31	913,070
Confluent Medical Technologies, Inc.
(3 mo. USD Term SOFR + 3.000%)
926,617	6.700		02/16/29	925,459
Hologic, Inc.
(3 mo. USD Term SOFR + 2.250%)
7,975,000	5.924		04/07/33	7,930,180
Lifescan Global Corp.
(1 mo. USD Term SOFR + 5.500%)
2,354,899	9.161		12/06/30	2,345,080
Maravai Intermediate Holdings LLC
(3 mo. USD Term SOFR + 3.000%)
1,026,713	6.672		10/19/27	1,009,259
Medline Borrower LP
(1 mo. USD Term SOFR + 1.750%)
3,034,225	5.402		10/23/30	3,045,785
QuidelOrtho Corp.
605,000	0.000	(i)	08/21/30	571,725
(1 mo. USD Term SOFR + 4.000%)
532,325	7.652		08/20/32	515,956
Resonetics LLC
(3 mo. USD Term SOFR + 2.750%)
1,377,987	6.420		06/18/31	1,381,653

				26,498,371

Health Care Services–0.7%
Aveanna Healthcare LLC
(1 mo. USD Term SOFR + 3.750%)
1,243,750	7.402		09/17/32	1,245,926
Examworks Bidco, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,574,493	6.152		02/06/33	1,579,814
Global Medical Response, Inc.
(1 mo. USD Term SOFR + 3.500%)
1,680,112	7.157		10/01/32	1,685,892
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.500%)
91,344	7.177		05/19/31	90,717
(3 mo. USD Term SOFR + 3.750%)
763,522	7.423		05/19/31	759,864

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h)–(continued)

Health Care Services–(continued)
MDVIP, Inc.
(1 mo. USD Term SOFR + 2.750%)
$1,441,024	6.402%	10/14/31	$1,442,148
Option Care Health, Inc.
(1 mo. USD Term SOFR + 1.750%)
726,912	5.402	09/22/32	729,275
Pluto Acquisition I, Inc.
(3 mo. USD Term SOFR + 5.500%)
368,343	9.206	06/20/28	372,027
Precision Medicine Group LLC
(3 mo. USD Term SOFR + 3.500%)
925,350	7.163	08/20/32	923,203
Radnet Management, Inc.
(3 mo. USD Term SOFR + 2.250%)
1,067,832	5.923	04/18/31	1,070,309
Surgery Center Holdings, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,543,466	6.152	12/19/30	1,547,109
Team Health Holdings, Inc.
(3 mo. USD Term SOFR + 4.000%)
1,434,492	7.663	06/30/28	1,434,721
WCG Intermediate Corp.
(1 mo. USD Term SOFR + 2.750%)
796,000	6.402	02/25/32	784,490

			13,665,495

Home Furnishings–0.3%
AI Aqua Merger Sub, Inc.
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
3,285,089	6.161–
	6.161	07/31/28	3,292,743
Weber-Stephen Products LLC
(3 mo. USD Term SOFR + 3.750%)
3,675,000	7.442	10/01/32	3,575,665

			6,868,408

Insurance–2.4%
Acrisure LLC
(1 mo. USD Term SOFR + 3.000%)
5,696,521	6.652	11/06/30	5,596,831
Alera Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
541,642	6.402	05/30/32	535,154
(1 mo. USD Term SOFR + 5.500%)
6,400,000	9.152	05/30/33	6,240,000
Alliant Holdings Intermediate LLC
(1 mo. USD Term SOFR + 2.500%)
709,515	6.152	09/19/31	708,110
AmWINS Group, Inc.
(1 mo. USD Term SOFR + 2.000%)
717,677	5.652	01/30/32	716,752

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Insurance–(continued)
Ardonagh Midco 3 PLC
(3 mo. USD Term SOFR + 2.750%)–(6 mo. USD Term SOFR + 2.750%)
$1,108,805	6.370–
	6.450%		02/15/31	$1,092,639
Asurion LLC
(1 mo. USD Term SOFR + 5.250%)
103,637	9.017		01/20/29	103,879
(3 mo. USD Term SOFR + 4.250%)
162,030	7.913		09/19/30	162,029
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
2,513,310	6.152		06/13/31	2,495,918
Goosehead Insurance Holdings LLC
(1 mo. USD Term SOFR + 3.000%)
2,234,397	6.668		01/08/32	2,231,604
Howden Group Holdings Ltd.
(1 mo. USD Term SOFR + 2.750%)
1,541,843	6.402		02/15/31	1,517,266
HUB International Ltd.
(3 mo. USD Term SOFR + 2.250%)
569,220	5.922		06/20/30	570,523
Hyperion Insurance Group Ltd.
(1 mo. USD Term SOFR + 2.750%)
6,251,952	6.402		04/18/30	6,164,237
IMA Financial Group, Inc.
(1 mo. USD Term SOFR + 3.000%)
2,253,883	6.652		11/01/28	2,249,511
Lockton, Inc.
400,000	0.000	(i)	04/22/33	400,500
OneDigital Borrower LLC
(1 mo. USD Term SOFR + 3.000%)
245,465	6.652		07/02/31	241,660
Ryan Specialty Group LLC
(1 mo. USD Term SOFR + 2.000%)
481,476	5.652		09/15/31	482,439
Sedgwick Claims Management Services, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,286,850	6.152		07/31/31	1,276,839
Trucordia Insurance Holdings LLC
(1 mo. USD Term SOFR + 3.250%)
6,368,004	6.902		06/17/32	6,054,890
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 4.750%)
7,750,000	8.450		05/06/32	7,653,125
USI, Inc.
(3 mo. USD Term SOFR + 2.250%)
1,081,055	5.950		11/21/29	1,082,017
238,888	5.950		09/29/30	239,074

				47,814,997

Internet–0.9%
Arches Buyer, Inc.
(1 mo. USD Term SOFR + 3.250%)
5,758,014	7.002		12/06/27	5,747,938

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h)–(continued)

Internet–(continued)
CNT Holdings I Corp.
(3 mo. USD Term SOFR + 2.500%)
$1,676,749	6.163%	11/08/32	$1,682,315
Polaris Purchaser, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,088,017	7.163	03/03/31	1,058,097
Proofpoint, Inc.
(3 mo. USD Term SOFR + 3.000%)
8,895,287	6.700	08/31/28	8,624,693
PUG LLC
(1 mo. USD Term SOFR + 4.750%)
1,391,498	8.402	03/15/30	1,377,235

			18,490,278

Investment Companies–0.0%
Nvent Electric PLC
(1 mo. USD Term SOFR + 3.000%)
349,121	6.665	01/30/32	349,341

Leisure Time–0.6%
Alterra Mountain Co.
(1 mo. USD Term SOFR + 2.500%)
4,444,377	6.152	08/17/28	4,445,754
3,899,897	6.152	05/31/30	3,903,134
Bulldog Purchaser, Inc.
(3 mo. USD Term SOFR + 3.250%)
2,029,912	6.913	02/04/33	2,034,987
Life Time Fitness, Inc.
(1 mo. USD Term SOFR + 2.000%)
1,057,414	5.657	11/05/31	1,060,057
Recess Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,084,561	7.417	02/20/30	1,088,965

			12,532,897

Lodging–0.3%
Fertitta Entertainment LLC
(1 mo. USD Term SOFR + 3.250%)
2,916,165	6.902	01/27/29	2,889,424
Four Seasons Hotels Ltd.
(1 mo. USD Term SOFR + 1.750%)
709,845	5.402	09/22/32	714,814
Station Casinos LLC
(1 mo. USD Term SOFR + 2.000%)
502,754	5.652	03/14/31	503,880
Turquoise Topco Ltd.
(3 mo. USD Term SOFR + 3.250%)
2,393,126	6.951	12/30/32	2,348,255

			6,456,373

Machinery - Construction & Mining–0.1%
WEC U.S. Holdings Ltd.
(1 mo. USD Term SOFR + 2.000%)
1,388,413	5.665	01/27/31	1,391,176

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Machinery-Diversified–1.5%
Arcline FM Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
$1,268,586	6.450%		06/23/30	$1,274,243
Bettcher Industries, Inc.
(3 mo. U.S. (Fed) Prime Rate + 4.000%)
1,990,000	7.680		04/15/33	2,002,438
CD&R Hydra Buyer, Inc.
(1 mo. USD Term SOFR + 4.000%)
761,052	7.752		03/25/31	762,955
Chart Industries, Inc.
(3 mo. USD Term SOFR + 2.500%)
6,509,463	6.182		03/15/30	6,515,582
Columbus McKinnon Corp.
(3 mo. USD Term SOFR + 3.500%)
979,922	7.200		02/03/33	980,333
Engineered Machinery Holdings, Inc.
(3 mo. USD Term SOFR + 3.250%)
1,913,911	6.950		11/26/32	1,924,686
(3 mo. USD Term SOFR + 6.000%)
750,000	9.961		05/21/29	749,535
INNIO Group Holding GmbH
(3 mo. USD Term SOFR + 2.000%)
726,280	5.660		11/02/31	726,963
Project Castle, Inc.
(3 mo. USD Term SOFR + 5.500%)
1,404,421	9.192		06/01/29	554,746
Roper Industrial Products Investment Co. LLC
(3 mo. USD Term SOFR + 2.500%)
4,425,695	6.200		11/22/29	4,437,113
TK Elevator Midco GmbH
780,000	0.000	(i)	04/30/30	785,850
(6 mo. USD Term SOFR + 2.750%)
7,789,777	6.377		04/30/30	7,852,563
Victory Buyer LLC
(3 mo. USD Term SOFR + 3.000%)
2,105,000	6.663		02/14/33	2,116,851

				30,683,858

Media–0.4%
Century De Buyer LLC
(3 mo. USD Term SOFR + 3.000%)
581,592	6.663		10/30/30	571,595
EW Scripps Co.
(1 mo. USD Term SOFR + 5.750%)
479,203	9.526		06/30/28	481,101
Gray Television, Inc.
(1 mo. USD Term SOFR + 3.000%)
255,052	6.779		12/01/28	255,715
iHeartCommunications, Inc.
400,000	0.000	(i)	05/01/29	389,400
NEP Group, Inc.
(1 mo. USD Term SOFR + 4.500%)
3,487,485	8.152		10/17/31	3,137,446

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Media–(continued)
Telenet Financing USD LLC
(1 mo. USD Term SOFR + 2.000%)
$2,374,231	5.769%		04/28/28	$2,361,315
Virgin Media Bristol LLC
(6 mo. USD Term SOFR + 3.175%)
642,124	6.967		03/31/31	598,646
WideOpenWest Finance LLC
(3 mo. USD Term SOFR + 7.000%)
396,098	10.931		12/11/28	401,330

				8,196,548

Metal Fabricate & Hardware(i)–0.1%
Tiger Acquisition LLC
1,164,665	0.000		08/23/32	1,160,018

Miscellaneous Manufacturing–0.0%
CoorsTek, Inc.
(3 mo. USD Term SOFR + 3.000%)
$653,362	6.670		10/28/32	657,172

Oil & Gas–0.2%
Par Petroleum LLC
(3 mo. USD Term SOFR + 3.250%)
645,024	6.933		02/28/30	646,031
Pasadena Performance Products LLC
(3 mo. USD Term SOFR + 3.250%)
2,764,041	6.950		02/27/32	2,761,747

				3,407,778

Oil & Gas Services(e)–0.0%
NFE Brazil Holdings Ltd.
(Fixed + 10.000%)
27,207	10.000		09/15/26	26,663

Pharmaceuticals–1.3%
Alkermes, Inc.
(3 mo. USD Term SOFR + 2.750%)
650,000	6.450		08/12/31	654,472
Bausch Health Cos., Inc.
(1 mo. USD Term SOFR + 6.250%)
610,388	9.902		10/08/30	593,449
Covetrus, Inc.
(3 mo. USD Term SOFR + 5.000%)
8,023,957	8.700		10/13/29	7,552,550
Curium BidCo SARL
(3 mo. USD Term SOFR + 3.000%)
3,067,511	6.700		08/04/31	3,079,014
Gainwell Acquisition Corp.
(3 mo. USD Term SOFR + 4.000%)
12,667,004	7.800		10/01/27	12,434,818
Lannett Co., Inc.
(Fixed + 2.000%)
304,324	2.000	(e)	06/16/30	304,324

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Pharmaceuticals–(continued)
Sharp Services LLC
(3 mo. USD Term SOFR + 3.000%)
$1,552,712	6.700%		09/29/32	$1,557,246

				26,175,873

Pipelines–1.1%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
1,037,400	5.911		12/17/32	1,038,054
AL NGPL Holdings LLC
(3 mo. USD Term SOFR + 2.000%)
325,000	5.677		12/09/30	324,493
BCP Renaissance Parent LLC
(3 mo. USD Term SOFR + 2.250%)
1,583,618	5.950		10/31/31	1,578,471
BIP PipeCo Holdings LLC
(3 mo. USD Term SOFR + 2.000%)
325,000	5.677		12/06/30	325,712
Colossus Acquireco LLC
(3 mo. USD Term SOFR + 1.750%)
1,994,988	5.380		07/30/32	1,994,569
CPPIB OVM Member U.S. LLC
(3 mo. USD Term SOFR + 2.250%)
1,550,555	5.950		08/20/31	1,551,114
CQP Holdco LP
(3 mo. USD Term SOFR + 1.750%)
758,919	5.450		12/31/32	758,304
Freeport LNG Investments LLLP
(3 mo. USD Term SOFR + 3.250%)
4,244,253	6.925		02/11/33	4,246,927
GIP Pilot Acquisition Partners LP
(3 mo. USD Term SOFR + 2.000%)
962,443	5.674		10/04/30	965,571
ITT Holdings LLC
489,997	0.000	(i)	10/11/30	490,242
M6 ETX Holdings II Midco LLC
(1 mo. USD Term SOFR + 2.500%)
771,844	6.152		04/01/32	773,773
Oryx Midstream Services Permian Basin LLC
(1 mo. USD Term SOFR + 2.250%)
1,303,994	5.904		10/05/28	1,307,346
Pelican Pipeline LLC
(3 mo. USD Term SOFR + 2.750%)
1,070,000	6.466		03/25/33	1,075,350
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.250%)
1,375,801	6.902		08/01/29	1,380,960
TransMontaigne Operating Co. LP
(1 mo. USD Term SOFR + 2.250%)
752,608	5.902		03/16/30	754,173
Traverse Midstream Partners LLC
1,230,000	0.000	(i)	04/21/33	1,230,775
(3 mo. USD Term SOFR + 2.500%)
1,490,434	6.163		02/16/28	1,491,179

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Pipelines–(continued)
Whitewater Matterhorn Holdings LLC
(3 mo. USD Term SOFR + 1.750%)
$957,600	5.450%		06/16/32	$954,861

				22,241,874

Real Estate–0.4%
CoreLogic, Inc.
(1 mo. USD Term SOFR + 6.500%)
5,825,000	10.267		06/04/29	5,504,625
(1 mo. USD Term SOFR + 3.500%)
1,547,862	7.267		06/02/28	1,513,515
Hill Top Energy Center LLC
(1 mo. USD Term SOFR + 3.250%)
760,568	6.902		06/26/32	763,420

				7,781,560

Real Estate Investment Trust–0.0%
CHPPR Midco, Inc.
(3 mo. USD Term SOFR + 8.750%)
847,615	12.750		12/31/29	846,200

Retail–1.1%
1011778 BC Unlimited Liability Co.
(1 mo. USD Term SOFR + 1.750%)
147,128	5.402		09/20/30	147,173
Dominion Diamond
(Fixed + 10.000%)
479,091	10.000	(e)	06/30/26	332,489
Great Outdoors Group LLC
(1 mo. USD Term SOFR + 3.250%)
2,732,339	6.902		01/23/32	2,746,684
Gulfside Supply, Inc.
(3 mo. USD Term SOFR + 3.000%)
588,732	6.700		06/17/31	527,651
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
1,037,189	6.154		12/16/30	1,039,616
Johnstone Supply LLC
(1 mo. USD Term SOFR + 2.250%)
948,497	5.918		06/09/31	948,146
K-Mac Holdings Corp.
(1 mo. USD Term SOFR + 3.250%)
1,113,764	6.902		07/21/28	1,119,233
LBM Acquisition LLC
(1 mo. USD Term SOFR + 3.750%)
1,037,944	7.502		06/06/31	863,570
Pacific Bells LLC
(3 mo. USD Term SOFR + 3.500%)
497,500	7.200		11/13/28	500,196
Peer Holding III BV
(3 mo. USD Term SOFR + 2.250%)
395,000	5.950		10/14/32	394,901
PetSmart, Inc.
(1 mo. USD Term SOFR + 4.000%)
1,598,750	7.652		08/18/32	1,603,754

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h)–(continued)

Retail–(continued)
Raising Cane’s Restaurants LLC
(1 mo. USD Term SOFR + 2.000%)
$842,888	5.652%	11/03/32	$843,419
Specialty Building Products Holdings LLC
(1 mo. USD Term SOFR + 3.750%)
2,033,272	7.502	10/16/28	1,762,603
Tacala LLC
(1 mo. USD Term SOFR + 3.000%)
2,977,494	6.652	01/31/31	2,984,015
Whatabrands LLC
(1 mo. USD Term SOFR + 2.500%)
5,733,859	6.152	08/03/28	5,741,714
White Cap Buyer LLC
(1 mo. USD Term SOFR + 3.250%)
994,962	6.918	10/19/29	988,654

			22,543,818

Software–2.9%
Applied Systems, Inc.
(3 mo. USD Term SOFR + 2.250%)
1,157,709	5.950	02/24/31	1,141,397
(3 mo. USD Term SOFR + 4.500%)
3,098,000	8.200	02/23/32	3,064,449
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,872,886	6.402	02/15/29	1,864,533
Avaya, Inc.
(1 mo. USD Term SOFR + 7.500%)
1,647,978	11.152	08/01/28	1,451,770
BCPE Pequod Buyer, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,493,437	6.402	11/25/31	1,476,636
Bending Spoons U.S., Inc.
(1 mo. USD Term SOFR + 5.875%)
1,131,743	9.536	03/07/31	1,046,862
BEP Intermediate Holdco LLC
(1 mo. USD Term SOFR + 2.750%)
701,572	6.402	04/25/31	700,695
Calabrio, Inc.
(3 mo. USD Term SOFR + 4.000%)
276,368	7.673	11/26/32	214,705
Cast & Crew Payroll LLC
(3 mo. USD Term SOFR + 3.750%)
1,411,675	7.413	12/29/28	614,968
Central Parent, Inc.
(3 mo. USD Term SOFR + 3.250%)
2,280,129	6.950	07/06/29	1,019,218
Clearwater Analytics LLC
(1 mo. USD Term SOFR + 2.000%)
708,937	5.652	04/21/32	707,832
Cloud Software Group, Inc.
(3 mo. USD Term SOFR + 3.250%)
267,705	6.950	03/21/31	247,335
1,078,985	6.950	08/13/32	996,885

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Software–(continued)
ConnectWise LLC
(3 mo. USD Term SOFR + 3.500%)
$1,597,649	7.461%		09/29/28	$1,482,394
Darktrace PLC
(3 mo. USD Term SOFR + 3.250%)
724,366	6.927		10/09/31	679,549
(3 mo. USD Term SOFR + 5.250%)
355,000	8.927		10/09/32	323,302
Databricks, Inc.
(1 mo. USD Term SOFR + 4.500%)
773,802	8.161		01/05/32	767,031
Dayforce, Inc.
(3 mo. USD Term SOFR + 3.000%)
1,321,000	6.663		02/04/33	1,244,712
Disco Parent, Inc.
(3 mo. USD Term SOFR + 3.000%)
1,061,775	6.673		08/06/32	1,055,139
Electronic Arts, Inc.
487,940	0.000	(i)	03/24/33	488,062
Ellucian Holdings, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,284,451	6.152		10/09/29	1,259,456
(1 mo. USD Term SOFR + 4.750%)
8,347,888	8.402		11/22/32	8,090,523
Entrata, Inc.
(1 mo. USD Term SOFR + 2.750%)
683,809	6.402		09/30/32	680,390
Epicor Software Corp.
(1 mo. USD Term SOFR + 2.500%)
758,530	6.152		05/30/31	747,630
EverCommerce, Inc.
(1 mo. USD Term SOFR + 2.250%)
187,823	5.902		07/07/31	183,362
Inmar, Inc.
(3 mo. USD Term SOFR + 4.500%)
591,534	8.163–
	8.199		10/30/31	561,957
Instructure Holdings, Inc.
(3 mo. USD Term SOFR + 2.750%)
835,038	6.437		11/13/31	809,118
Marcel LUX IV SARL
(1 mo. USD Term SOFR + 3.000%)
637,089	6.640		11/12/30	630,718
Mermaid Bidco, Inc.
(3 mo. USD Term SOFR + 3.250%)
516,055	6.913		07/03/31	504,660
Motus LLC
(3 mo. USD Term SOFR + 3.750%)
737,950	7.450		12/11/28	689,371
PointClickCare Technologies, Inc.
(3 mo. USD Term SOFR + 2.750%)
1,335,998	6.413		11/03/31	1,335,169
Polaris Newco LLC
(3 mo. USD Term SOFR + 4.000%)
6,428,495	7.925		06/02/28	5,587,198

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h)–(continued)

Software–(continued)
Project Boost Purchaser LLC
(3 mo. USD Term SOFR + 2.750%)
$797,085	6.450%		07/16/31	$781,502
Project Ruby Ultimate Parent Corp.
540,000	0.000	(i)	03/12/29	540,000
(1 mo. USD Term SOFR + 2.750%)
1,617,047	6.517		03/10/28	1,616,449
PushPay USA, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,093,087	7.450		08/15/31	1,013,838
Quickbase, Inc.
(1 mo. USD Term SOFR + 3.250%)
534,653	6.902		10/02/28	499,900
RealPage, Inc.
(3 mo. USD Term SOFR + 3.000%)
3,425,062	6.961		04/24/28	3,349,300
(3 mo. USD Term SOFR + 3.750%)
5,167,419	7.450		04/24/28	5,096,367
Skopima Merger Sub, Inc.
(1 mo. USD Term SOFR + 3.750%)
1,456,969	7.402		05/12/28	1,213,539
team.blue Finco SARL
(3 mo. USD Term SOFR + 3.250%)
1,071,372	6.950		07/12/32	1,011,557
VS Buyer LLC
(3 mo. USD Term SOFR + 2.250%)
1,224,653	5.913		04/12/31	1,207,814
Waystar Technologies, Inc.
(1 mo. USD Term SOFR + 2.000%)
944,463	5.652		10/22/29	944,463

				58,941,755

Telecommunications – 0.5%
Delta TopCo, Inc.
(3 mo. USD Term SOFR + 2.750%)
674,959	6.424		11/30/29	648,913
(3 mo. USD Term SOFR + 5.250%)
331,000	8.927		11/29/30	289,486
Ensono LP
(1 mo. USD Term SOFR + 4.000%)
1,653,755	7.767		05/26/28	1,588,530
Syniverse Holdings, Inc.
(3 mo. USD Term SOFR + 7.000%)
984,694	10.700		05/13/27	888,332
Zayo Group Holdings, Inc.
(1 mo. USD Term SOFR + 3.000%)
7,102,179	6.767		03/11/30	7,084,423

				10,499,684

Transportation – 0.2%
First Student Bidco, Inc.
(3 mo. USD Term SOFR + 2.250%)
2,747,253	5.950		08/15/30	2,747,253
Genesee & Wyoming, Inc.
326,877	0.000	(i)	04/10/31	327,073

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(h)–(continued)

Transportation–(continued)
Student Transportation of America Holdings, Inc.
(3 mo. USD Term SOFR + 2.750%)
	$650,228	6.424%	06/24/32	$654,428

				3,728,754

TOTAL BANK LOANS
(Cost $586,953,703)				$573,045,889

Sovereign Debt Obligations – 2.3%

Egyptian Pound – 0.2%
Egypt Government International Bonds
	$2,312,000	8.500%	01/31/47	$2,105,307
	201,000	7.903	02/21/48	172,978
	592,000	8.700	03/01/49	545,972
Egypt Treasury Bills (g)
EGP	5,250,000	0.000	07/28/26	92,992
	5,775,000	0.000	09/01/26	100,035
	22,425,000	0.000	09/08/26	386,791
	29,950,000	0.000	01/26/27	473,881

				3,877,956

Euro – 0.1%
Benin Government International Bonds
EUR	331,000	4.950	01/22/35	349,584
Ivory Coast Government International Bonds
	491,000	5.875	10/17/31	577,887
Mexico Government International Bonds (a)
	663,000	3.875	05/16/31	766,707
Romania Government International Bonds (b)
	189,000	6.125	10/07/37	216,724
	117,000	2.875	04/13/42	87,213
Senegal Government International Bonds
	1,282,000	4.750	03/13/28	985,375

				2,983,490

Nigerian Naira – 0.1%
Nigeria Government Bonds
NGN	1,029,472,000	18.500	02/21/31	784,150
Nigeria OMO Bills (g)
	107,849,000	0.000	05/05/26	78,268
	35,145,000	0.000	05/12/26	25,403
	82,006,000	0.000	05/12/26	59,274
	117,522,000	0.000	08/11/26	80,797
	23,504,000	0.000	08/11/26	16,159
	236,000,000	0.000	08/11/26	162,250
	117,522,000	0.000	09/22/26	79,125
	146,903,000	0.000	09/22/26	98,906
	117,522,000	0.000	01/12/27	75,530
	146,903,000	0.000	01/12/27	94,413

				1,554,275

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – 1.9%
Angola Government International Bonds
$796,000	9.375%		05/08/48	$775,352
Argentina Republic Government International Bonds (a)(k)
698,973	0.750		07/09/30	603,213
2,625,504	4.125		07/09/35	1,958,626
610,000	3.500		07/09/41	420,595
Bahamas Government International Bonds
1,055,000	8.250		06/24/36	1,178,435
Bahrain Government International Bonds
266,000	5.250		01/25/33	242,843
268,000	5.625		05/18/34	245,220
Benin Government International Bonds
335,000	7.960		02/13/38	344,422
Bermuda Government International Bonds (a)
980,000	5.000		07/15/32	987,468
Chile Government International Bonds (a)
514,000	5.650		01/13/37	538,158
853,000	4.340		03/07/42	754,479
Costa Rica Government International Bonds
250,000	6.125		02/19/31	259,063
250,000	6.550	(a)	04/03/34	268,188
200,000	7.000		04/04/44	218,363
402,000	7.158		03/12/45	442,783
390,000	7.300	(a)	11/13/54	439,457
Dominican Republic International Bonds
744,000	5.875	(a)	10/28/35	727,632
740,000	6.950	(a)	03/15/37	772,560
492,000	6.850		01/27/45	494,460
323,000	5.875		01/30/60	280,687
Ecuador Government International Bonds
403,000	8.750	(b)	01/29/34	411,244
112,988	6.900	(k)	07/31/35	104,740
280,000	9.250	(b)	01/29/39	289,520
1,095,000	5.000	(k)	07/31/40	914,872
Hungary Government International Bonds
1,142,000	6.000	(b)	09/26/35	1,188,822
371,000	6.750	(b)	09/25/52	399,986
465,000	6.750		09/25/52	501,330
Ivory Coast Government International Bonds
280,000	8.075		04/01/36	296,850
904,000	8.250		01/30/37	969,847
240,000	6.750	(b)	02/25/41	221,170
Mexico Government International Bonds (a)
788,000	5.625		02/09/34	780,120
Paraguay Government International Bonds (a)
1,435,000	5.850		08/21/33	1,493,117
Peru Government International Bonds (a)
735,000	5.375		02/08/35	742,350
Republic of Armenia International Bonds
861,000	3.600		02/02/31	789,107
366,000	6.750		03/12/35	383,111
Republic of South Africa Government International Bonds
2,230,000	6.300		06/22/48	1,934,525
1,025,000	7.300		04/20/52	982,257
990,000	7.950	(b)	11/19/54	1,011,087

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Republic of Uzbekistan International Bonds
	$540,000	3.700%	11/25/30	$504,225
Romania Government International Bonds
	1,794,000	6.000	05/25/34	1,771,575
	524,000	5.750	03/24/35	503,564
Saudi Government International Bonds
	1,150,000	4.500	10/26/46	945,156
	303,000	5.000	04/17/49	264,675
	314,000	5.000	01/18/53	270,618
	1,250,000	5.750	01/16/54	1,198,437
Senegal Government International Bonds
	1,450,000	6.250	05/23/33	813,450
	750,000	6.750	03/13/48	402,188
Sri Lanka Government International Bonds (k)
	970,092	3.600	05/15/36	911,886
	1,044,047	3.600	02/15/38	984,014
Turkiye Government International Bonds
	435,000	7.125	02/12/32	443,809
	955,000	7.250	05/29/32	975,704
Ukraine Government International Bonds (k)
	283,473	4.500	02/01/29	219,692
	435,000	0.000	02/01/34	204,885
	889,365	4.500	02/01/35	533,619
	230,000	4.500	02/01/36	135,700
Zambia Government International Bonds
	1,648,741	0.500	12/31/53	1,126,354

				37,575,610

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $46,540,939)				$45,991,331

Asset-Backed Securities(a)(b)(c) –1.4%

Collateralized Loan Obligations – 1.4%
AIMCO CLO 14 Ltd. Series 2021-14A, Class E1R (3 mo. USD Term SOFR + 4.800%)
	$250,000	8.475%	10/20/38	$250,188
AIMCO CLO 28 Ltd. Series 2025-28A, Class E (3 mo. USD Term SOFR + 4.600%)
	250,000	8.347	01/16/39	250,675
Anchorage Capital CLO 36 Ltd. Series 2026-36A, Class E (-1X 3 mo. USD Term SOFR + 6.590%)
	250,000	0.000	04/15/39	250,173
Barings Loan Partners CLO Ltd. 5 Series LP-5A, Class A (3 mo. USD Term SOFR + 1.220%)
	7,000,000	4.895	01/20/35	7,002,541
BBAM European CLO VIII DAC Series 8A, Class E (3 mo. EUR EURIBOR + 5.400%)
EUR	250,000	7.451	01/26/40	294,060
Benefit Street Partners CLO XXI Ltd. Series 2020-21A, Class ER2 (3 mo. USD Term SOFR + 4.950%)
	$250,000	8.623	01/15/39	248,991

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)

Collateralized Loan Obligations – (continued)
Bridgepoint CLO X DAC Series 10A, Class E (3 mo. EUR EURIBOR + 5.000%)
EUR	250,000	7.219%	04/15/40	$291,706
Carlyle U.S. CLO Ltd. Series 2025-5A, Class E (3 mo. USD Term SOFR + 4.950%)
	$250,000	8.600	01/15/39	251,204
Carlyle U.S. CLO Ltd. Series 2024-1A, Class ER (3 mo. USD Term SOFR + 6.840%)
	250,000	10.507	04/15/39	249,525
CIFC Funding Ltd. Series 2021-3A, Class ER (3 mo. USD Term SOFR + 4.850%)
	250,000	8.523	10/15/38	248,678
CIFC Funding Ltd. Series 2023-1A, Class ER (3 mo. USD Term SOFR + 4.700%)
	250,000	8.373	10/15/38	249,326
CIFC Funding Ltd. Series 2021-2A, Class A1R (3 mo. USD Term SOFR + 1.200%)
	5,000,000	4.873	01/15/39	5,007,650
CIFC Funding Ltd. Series 2025-8A, Class E (3 mo. USD Term SOFR + 4.750%)
	250,000	8.421	01/24/39	250,816
CIFC Funding Ltd. Series 2022-5A, Class ER2 (3 mo. USD Term SOFR + 6.540%)
	250,000	10.220	03/16/38	252,475
CIFC Funding Ltd. Series 2025-2A, Class A (3 mo. USD Term SOFR + 1.130%)
	2,225,000	4.803	04/15/38	2,221,789
Elmwood CLO 46 Ltd. Series 2025-9A, Class E (3 mo. USD Term SOFR + 5.000%)
	250,000	8.683	01/17/39	250,854
GoldenTree Loan Management Eur CLO 7 DAC Series 7A, Class ER (3 mo. EUR EURIBOR + 4.500%)
EUR	250,000	6.738	07/20/37	291,335
KKR CLO 59 Ltd. Series 2025-59A, Class E (3 mo. USD Term SOFR + 5.350%)
	$250,000	9.029	01/15/39	248,125
Madison Park Funding LXXV Ltd. Series 2025-75A, Class E (3 mo. USD Term SOFR + 5.100%)
	250,000	8.762	01/17/39	251,004
Magnetite XXVII Ltd. Series 2020-27A, Class ERR (3 mo. USD Term SOFR + 4.750%)
	250,000	8.425	10/20/38	248,832
Magnetite XXXVII Ltd. Series 2023-37A, Class ER (3 mo. USD Term SOFR + 4.700%)
	250,000	8.367	10/25/38	248,839
OHA Credit Funding 16-R Ltd. Series 2023-16RA, Class E (3 mo. USD Term SOFR + 4.600%)
	250,000	8.275	10/20/38	245,224
OHA Credit Partners XV Ltd. Series 2017-15A, Class ER2 (-1X 3 mo. USD Term SOFR + 5.650%)
	250,000	0.000	04/20/39	250,070
Palmer Square European CLO DAC Series 2026-1A, Class E (3 mo. EUR EURIBOR + 4.600%)
EUR	250,000	6.769	04/15/39	292,655

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)

Collateralized Loan Obligations – (continued)
Penta CLO 21 DAC Series 2025-21A, Class E (3 mo. EUR EURIBOR + 5.300%)
EUR 250,000	7.362%	02/16/39	$294,173
Penta CLO Atlas DAC Series 2026-22A, Class E (-1X 3 mo. EUR EURIBOR + 5.500%)
250,000	0.000	04/15/40	293,412
RR 18 Ltd. Series 2021-18A, Class DR (3 mo. USD Term SOFR + 4.900%)
$250,000	8.573	07/15/40	248,387
RR 28 Ltd. Series 2024-28RA, Class DR2 (3 mo. USD Term SOFR + 6.100%)
525,000	9.781	04/15/41	530,512
RR 28 Ltd. Series 2024-28RA, Class C1R2 (3 mo. USD Term SOFR + 3.150%)
250,000	6.831	04/15/41	250,474
RR 42 Ltd. Series 2025-42A, Class DR (3 mo. USD Term SOFR + 5.100%)
460,000	8.773	10/15/40	460,190
Sixth Street CLO 31 Ltd. Series 2025-31A, Class E (3 mo. USD Term SOFR + 4.700%)
250,000	8.377	01/17/39	251,105
Sixth Street CLO 32 Ltd. Series 2026-32A, Class E (3 mo. USD Term SOFR + 6.000%)
250,000	9.664	04/21/39	253,876
Sixth Street CLO XXIV Ltd. Series 2024-24A, Class ER (3 mo. USD Term SOFR + 6.350%)
250,000	10.030	04/23/37	250,613
Trestles CLO VI Ltd. Series 2023-6A, Class A1R (3 mo. USD Term SOFR + 1.180%)
5,000,000	4.847	04/25/38	4,995,180
Trimaran CAVU Ltd. Series 2025-3A, Class E (3 mo. USD Term SOFR + 5.750%)
250,000	9.323	01/22/39	251,059
Voya CLO Ltd. Series 2022-3A, Class ER2 (3 mo. USD Term SOFR + 4.750%)
271,000	8.425	10/20/36	265,202

			27,990,918

TOTAL ASSET-BACKED SECURITIES
(Cost $27,964,882)			$27,990,918

Shares	Description		Value

Common Stocks – 0.4%

Chemicals(e)(j) – 0.1%
80,232	Cornerstone Chemical Reorg Equity		$1,282,107

Containers & Packaging(e)(j) – 0.0%
31,117	Ardagh Holdings SA		186,702

Diversified Consumer Services(j) – 0.0%
7,679	Premier Brands Group Holding		12,156

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Diversified Telecommunication Services – 0.0%
14,518	Uniti Group, Inc.	$171,748

Energy Equipment & Services(j) – 0.1%
73,839	Enviva, Inc.	1,421,401

Financial Services(e)(j) – 0.0%
240	Voyager Aviation Holdings LLC	—

Health Care Equipment & Supplies(j) – 0.1%
47,389	Envision Parent, Inc.	892,098

Health Care Providers & Services(j) – 0.0%
4,117	Air Methods Corp.	414,375
6,972	Lifescan Global Corp.	203,931

		618,306

Media(j) – 0.0%
2,505	Audacy Capital LLC Class A	5,636

Metals & Mining(e) – 0.0%
627	Arctic Canadian Diamond Co. Ltd.(j)	26,817
1,239,530	Burgundy Diamond Mines Ltd.(j)	—
7,732	Tacora Restructure	7,036

		33,853

Passenger Airlines(j) – 0.0%
32,972	Spirit Aviation Holdings, Inc.	46,161

Pharmaceuticals(e)(j) – 0.0%
65,267	Lannett Co., Inc.	785,815

Professional Services(j) – 0.1%
55,451	Avaya Holdings Corp.(f)	797,108
865	Skillsoft Corp.	6,678

		803,786

Real Estate Investment Trusts(j) – 0.0%
21,767	Luxco Co. Ltd.	443,238

Semiconductors & Semiconductor Equipment(j) –0.0%
18,377	Bright Bidco BV	5,825

Specialty Retail(j) – 0.0%
7,504	GTRC Reorg(e)	625,308
103	Guitar Center, Inc.	4,968
343	Rite Aid Corp.(e)(f)	—

		630,276

Wireless Telecommunication Services(e)(j) – 0.0%
93	Windstream Holdings II LLC	87,989

Shares	Description	Value

Common Stocks – (continued)

Wireless Telecommunication Services(e)(j) – (continued)
2,828	Windstream Holdings, Inc.	$21,210

		109,199

TOTAL COMMON STOCKS
(Cost $6,926,666)		$7,448,307

Units	Expiration Date	Value

Warrants(j) –0.0%

Audacy, Inc.(e)
3,036	12/31/99	$30
Avation PLC
20,510	10/31/26	6,977
Guitar Center, Inc.(e)
3,972	12/31/99	80,978
Mavenir PLC(e)
42		—
Spirit Aviation Holdings, Inc.
3,972	12/31/99	516

TOTAL WARRANTS
(Cost $207,713)		$88,501

Shares	Dividend Rate	Value

Preferred Stocks(e)(j) –0.0%

Financial Services – 0.0%
Voyager Aviation Holdings LLC
1,441	0.000%	$—
(Cost $74,384)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 4.2%

U.S. Treasury Bills(g)
$1,500,000	0.000%	05/12/26	$1,498,365
520,000	0.000	05/14/26	519,328
830,000	0.000	05/14/26	828,927
490,000	0.000	05/14/26	489,366
500,000	0.000	05/14/26	499,354
5,000,000	0.000	06/18/26	4,975,969
15,000,000	0.000	07/21/26	14,879,072
25,000,000	0.000	07/21/26	24,798,454
10,000,000	0.000	08/04/26	9,905,253
5,000,000	0.000	08/04/26	4,952,626
U.S. Treasury Notes
20,645,000	3.750	06/30/27	20,626,452

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $83,990,909)			$83,973,166

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Shares	Dividend Rate	Value

Investment Company(l) – 6.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
128,189,284	3.537%	$128,189,284
(Cost $128,189,284)

TOTAL INVESTMENTS – 99.0%
(Cost $2,010,334,085)		$1,989,919,665

OTHER ASSETS IN EXCESS OF
LIABILITIES – 1.0%		20,643,351

NET ASSETS – 100.0%		$2,010,563,016

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2026.

(d)	Pay-in-kind securities.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $1,210,541, which represents approximately 0.1% of the Fund’s net assets as of April 30, 2026. See additional details below:

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)	Security is currently in default and/or non-income producing.

(k)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on April 30, 2026.

(l)	Represents an affiliated issuer.

Restricted Security	Acquisition Date	Cost

Avaya Holdings Corp.	05/01/23	$719,233

Beasley Mezzanine Holdings LLC	08/01/28	844,522

Chesapeake Energy Corp.	12/06/19	—

Chesapeake Energy Corp.	06/21/19	—

Neiman Marcus Group Ltd. LLC	04/23/18	605,000

Rite Aid Corp.	09/04/24	21,682

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At April 30, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC due 12/11/31	$ 12,654	$ 12,689	$9
Azuria Water Solutions, Inc. due 01/20/31	235,294	234,093	(587)
Chicago U.S. Midco III LP due 11/01/32	108,621	108,675	313
Databricks, Inc. due 01/05/32	467,771	463,874	(3,896)
Kaman Corp. due 02/26/32	133,372	133,929	556
Pinnacle Buyer LLC due 10/01/32	399,325	400,931	1,475
Pye-Barker Fire & Safety LLC due 12/16/32	147,960	149,144	545
Raven Acquisition Holdings LLC due 11/19/31	73,677	73,191	(721)
Student Transportation of America Holdings, Inc. due 06/24/32	45,032	45,323	291

TOTAL	$1,623,706	$1,621,849	$(2,015)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	GBP	20,000	USD	27,038	07/16/26	$170
	TRY	31,000,000	USD	502,171	03/17/27	11,973
Citibank NA	EUR	732,386	USD	844,384	06/17/26	17,093
	NGN	2,127,935,117	USD	1,265,875	09/16/26	210,557
	USD	96,148	EGP	5,019,864	09/16/26	8,013
	USD	1,003,444	EUR	849,657	07/22/26	2,549
HSBC Bank PLC	EUR	807,136	USD	940,493	06/17/26	8,910
	TRY	41,897,171	USD	852,982	06/17/26	33,055
MS & Co. Int. PLC	EUR	4,000,000	USD	4,644,000	06/15/26	60,621
	EUR	409,000	USD	480,516	07/16/26	1,168
	GBP	200,000	USD	271,300	06/15/26	825
	USD	881,647	EUR	745,000	07/16/26	4,251
Standard Chartered Bank	NGN	1,006,025,000	USD	572,826	06/17/26	144,900
	NGN	2,104,374,368	USD	1,248,887	09/16/26	211,197

TOTAL						$715,282

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	EUR	54,000	USD	63,820	07/16/26	$(223)
	USD	192,458	EUR	164,241	06/17/26	(732)
	USD	24,496,613	EUR	20,829,000	07/16/26	(33,979)
	USD	4,432,940	GBP	3,294,000	07/16/26	(48,187)
Citibank NA	EGP	63,996,800	USD	1,065,728	03/17/27	(11,947)
	TRY	3,238,541	USD	54,207	03/17/27	(495)
	USD	4,394,980	EUR	3,769,738	06/17/26	(39,218)
	USD	76,582,660	EUR	65,301,488	07/22/26	(342,446)
	USD	11,565,196	GBP	8,633,284	07/22/26	(178,934)
	USD	1,304,705	NGN	2,127,935,117	09/16/26	(171,726)
HSBC Bank PLC	USD	237,619	EUR	204,600	06/17/26	(3,044)
MS & Co. Int. PLC	EUR	2,000,000	USD	2,365,800	06/15/26	(13,490)
	EUR	450,000	USD	532,704	07/16/26	(2,734)
	USD	95,420,751	EUR	82,508,216	06/15/26	(1,621,711)

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	10,702,833	EUR	9,103,000	07/16/26	$(17,892)
	USD	6,741,783	GBP	5,049,031	06/15/26	(128,065)
Standard Chartered Bank	TRY	3,979,870	USD	66,917	03/17/27	(909)
	USD	633,517	NGN	1,006,025,000	06/17/26	(84,209)
	USD	1,283,938	NGN	2,104,374,368	09/16/26	(176,146)

TOTAL						$(2,876,087)

SWAP CONTRACTS — At April 30, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid		Unrealized Appreciation/ (Depreciation)
Protection Sold:
American Airlines Group,
Inc., 3.750%, 03/01/25	5.000%	2.971%	Citibank NA	06/20/28	$630	$29,239	$(21,243	) $	50,482
CDX.NA.HY Ind 45	5.000	1.524	Merrill Lynch & Co., Inc.	12/20/30	25,000	3,822,896	3,000,299		822,597
CDX.NA.IG Ind 45	1.000	0.696	Merrill Lynch & Co., Inc.	12/20/30	7,000	99,167	32,104		67,063
ICE CD ITXEX 44	5.000	2.041	Merrill Lynch & Co., Inc.	12/20/30	20,000	3,132,867	2,370,134		762,733
CDX.NA.HY Ind 43	5.000	0.795	MS & Co. Int. PLC	12/20/29	25,000	3,740,656	3,498,656		242,000
CDX.NA.HY Ind 45	5.000	1.524	MS & Co. Int. PLC	12/20/30	16,000	2,446,653	2,044,248		402,405
CDX.NA.IG Ind 45	1.000	0.696	MS & Co. Int. PLC	12/20/30	117,500	1,664,583	1,460,721		203,862
ICE CD ITXEB 44	1.000	0.990	MS & Co. Int. PLC	12/20/30	70,000	134,140	261,363		(127,223)
ICE CD ITXEX 44	5.000	2.185	MS & Co. Int. PLC	12/20/30	48,900	7,465,330	6,981,417		483,913
ICE CD ITXEX 44	5.000	2.041	MS & Co. Int. PLC	12/20/30	1,700	266,294	245,563		20,731

TOTAL						$22,801,825	$19,873,262		$2,928,563

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED OPTIONS CONTRACTS — At April 30, 2026, the Fund had the following purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
2M IRS	MS & Co. Int. PLC	350.000%	06/17/2026	6,000,000	EUR 6,000,000	$32,354	$28,428	$ 3,926
3M IRS	MS & Co. Int. PLC	3.750	06/30/2026	2,500,000	$ 2,500,000	10,386	15,250	(4,864)

TOTAL				8,500,000		$42,740	$43,678	$ (938)

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound
NGN	—Nigeria Naira
TRY	—Turkish Lira
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
CVR	—Contingent Value Rights
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average

Abbreviations:
2M IRS	—2 Months Interest Rate Swaptions
3M IRS	—3 Months Interest Rate Swaptions
CDX.NA.HY Ind 43	—CDX North America High Yield Index 43
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%

Australia – 4.1%
519,491	APA Group (Gas Utilities)	$3,880,709
1,396,169	Cleanaway Waste Management Ltd. (Commercial Services & Supplies)	2,239,854
224,200	Dexus (Office REITs)	1,011,400
201,670	DigiCo Infrastructure REIT (Specialized REITs)	353,097
106,010	Gemlife Communities Group* (Real Estate Management & Development)	354,897
1,032,331	Goodman Group (Industrial REITs)	22,366,217
161,479	GPT Group (Diversified REITs)	556,916
147,670	Ingenia Communities Group (Residential REITs)	427,972
1,359,740	Mirvac Group (Diversified REITs)	1,679,884
713,086	NEXTDC Ltd.* (IT Services)	7,401,793
130,082	Region Group (Retail REITs)	217,527
1,771,081	Scentre Group (Retail REITs)	4,759,232
1,289,181	Stockland (Diversified REITs)	3,780,778
601,052	Transurban Group (Transportation Infrastructure)	6,091,517
1,843,770	Vicinity Ltd. (Retail REITs)	3,352,848

		58,474,641

Belgium – 1.1%
77,060	Aedifica SA (Health Care REITs)	6,496,262
24,739	Elia Group SA* (Electric Utilities)	4,102,734
17,330	Shurgard Self Storage Ltd. (Specialized REITs)	533,065
206,838	Warehouses De Pauw CVA (Industrial REITs)	5,436,572

		16,568,633

Brazil – 0.5%
97,495	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (Water Utilities)	3,278,757
1,244,724	Cia Paranaense de Energia - Copel (Electric Utilities)	3,996,751

		7,275,508

Canada – 7.5%
38,705	Canadian Apartment Properties REIT (Residential REITs)	1,042,315
20,677	Canadian National Railway Co. (Ground Transportation)	2,322,443
551,002	Chartwell Retirement Residences (Health Care Providers & Services)	8,737,500
489,564	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	27,153,349
23,329	Fortis, Inc. (Electric Utilities)	1,334,116
267,026	Keyera Corp. (Oil, Gas & Consumable Fuels)	9,992,922
76,480	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	3,560,077
138,970	RioCan Real Estate Investment Trust (Retail REITs)	2,175,067

Shares	Description	Value

Common Stocks (continued)

Canada (continued)
83,663	Rockpoint Gas Storage, Inc. Class A (Oil, Gas & Consumable Fuels)	$1,824,344
738,021	TC Energy Corp. (Oil, Gas & Consumable Fuels)	49,485,738

		107,627,871

China – 0.7%
826,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	1,642,897
318,100	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	450,784
597,700	ENN Energy Holdings Ltd. (Gas Utilities)	4,685,556
1,766,000	Kunlun Energy Co. Ltd. (Gas Utilities)	1,699,502
1,452,000	Zhejiang Expressway Co. Ltd. Class H* (Transportation Infrastructure)	1,438,560

		9,917,299

France – 4.2%
16,235	Aeroports de Paris SA (Transportation Infrastructure)	1,971,312
14,480	Gecina SA (Office REITs)	1,224,200
35,320	Klepierre SA (Retail REITs)	1,431,032
58,540	Mercialys SA (Retail REITs)	857,387
142,134	Unibail-Rodamco-Westfield* (Retail REITs)	17,256,124
249,795	Vinci SA (Construction & Engineering)	37,774,559

		60,514,614

Germany – 2.2%
1,005,201	E.ON SE (Multi-Utilities)	22,285,550
5,368	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	440,459
25,090	LEG Immobilien SE (Real Estate Management & Development)	1,760,532
363,473	TAG Immobilien AG (Real Estate Management & Development)	6,338,577
55,930	Vonovia SE (Real Estate Management & Development)	1,506,933

		32,332,051

Hong Kong – 2.1%
520,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	2,055,407
3,008,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,785,058
439,084	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	3,471,412
1,667,162	Link REIT (Retail REITs)	8,394,647

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Hong Kong (continued)
509,915	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	$8,927,122
1,183,529	Swire Properties Ltd. (Real Estate Management & Development)	3,777,622
398,600	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	1,248,213

		30,659,481

Ireland – 0.0%
509,180	Irish Residential Properties REIT PLC (Residential REITs)	640,626

Italy – 0.8%
108,960	Italgas SpA (Gas Utilities)	1,316,217
659,071	Snam SpA (Gas Utilities)	5,197,050
381,696	Terna - Rete Elettrica Nazionale (Electric Utilities)	4,591,139

		11,104,406

Japan – 4.8%
1,304	Advance Residence Investment Corp. (Residential REITs)	1,344,356
1,527	Comforia Residential REIT, Inc. (Residential REITs)	1,074,057
228	Daiwa Office Investment Corp. (Office REITs)	487,374
17,900	East Japan Railway Co. (Ground Transportation)	390,737
2,309	GLP J-Reit (Industrial REITs)	1,998,464
3,565	Invincible Investment Corp. (Hotel & Resort REITs)	1,402,640
1,346	Japan Metropolitan Fund Invest (Retail REITs)	995,604
1,545	Japan Real Estate Investment Corp. (Office REITs)	1,182,519
1,197	KDX Realty Investment Corp. (Diversified REITs)	1,250,277
414	LaSalle Logiport REIT (Industrial REITs)	404,679
421,802	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	12,020,608
4,841	Mitsui Fudosan Accommodations Fund, Inc. (Residential REITs)	4,041,511
960,533	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	10,519,780
9,690	Nippon Building Fund, Inc. (Office REITs)	8,114,458
1,518	Nippon Prologis REIT, Inc. (Industrial REITs)	866,847
1,618	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	1,668,073
90,500	Osaka Gas Co. Ltd. (Gas Utilities)	3,251,973
1,426	Sekisui House Reit, Inc. (Diversified REITs)	774,233

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
403,129	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	$12,496,835
81,400	Tokyo Gas Co. Ltd. (Gas Utilities)	3,457,047
164,400	Tokyo Metro Co. Ltd. (Ground Transportation)	1,646,573

		69,388,645

Malaysia – 0.2%
815,300	Tenaga Nasional Bhd. (Electric Utilities)	2,988,071

Mexico – 0.5%
30,669	Corp. Inmobiliaria Vesta SAB de CV ADR (Real Estate Management & Development)	1,091,817
8,078	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	2,034,606
102,079	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	3,110,784
3,386	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation Infrastructure)	1,035,574
98,910	Prologis Property Mexico SA de CV (Industrial REITs)	452,579

		7,725,360

Netherlands – 0.1%
53,591	CTP NV(a) (Real Estate Management & Development)	1,011,385
9,736	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	487,274

		1,498,659

Philippines – 0.2%
206,670	International Container Terminal Services, Inc. (Transportation Infrastructure)	2,386,917

Singapore – 1.6%
2,474,754	CapitaLand Ascendas REIT (Industrial REITs)	4,864,045
1,488,800	CapitaLand Integrated Commercial Trust (Diversified REITs)	2,772,913
969,700	CapitaLand Investment Ltd. (Real Estate Management & Development)	2,126,668
560,700	Centurion Accommodation REIT (Residential REITs)	485,187
778,205	City Developments Ltd. (Real Estate Management & Development)	5,008,478
615,920	Frasers Centrepoint Trust (Retail REITs)	1,135,030
388,004	Keppel DC REIT (Specialized REITs)	718,092

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks (continued)

Singapore (continued)
89,200	Keppel Ltd. (Industrial Conglomerates)	$763,500
1,257,277	Keppel REIT (Office REITs)	885,204
536,200	NTT DC REIT* (Specialized REITs)	526,664
2,956,600	UI Boustead REIT* (Industrial REITs)	1,951,244
264,600	UOL Group Ltd. (Real Estate Management & Development)	2,213,568

		23,450,593

Spain – 2.5%
316,359	Aena SME SA(a) (Transportation Infrastructure)	8,640,588
364,818	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	12,280,726
290,429	Merlin Properties Socimi SA (Diversified REITs)	5,078,787
43,780	Naturgy Energy Group SA (Gas Utilities)	1,376,020
353,652	Redeia Corp. SA (Electric Utilities)	6,184,447
477,415	Sacyr SA (Construction & Engineering)	2,628,147

		36,188,715

Sweden – 0.7%
540,050	Castellum AB (Real Estate Management & Development)	6,912,605
25,891	Catena AB (Real Estate Management & Development)	1,221,336
53,400	Fabege AB (Real Estate Management & Development)	448,658
209,681	Fastighets AB Balder Class B* (Real Estate Management & Development)	1,254,347

		9,836,946

Switzerland – 0.6%
10,950	Flughafen Zurich AG (Transportation Infrastructure)	3,109,321
23,579	PSP Swiss Property AG (Real Estate Management & Development)	4,712,757
8,360	Swiss Prime Site AG (Real Estate Management & Development)	1,448,752

		9,270,830

United Arab Emirates* – 0.1%
837,530	Abu Dhabi Ports Co. PJSC (Transportation Infrastructure)	989,595

United Kingdom – 4.4%
803,785	British Land Co. PLC (Diversified REITs)	4,253,200
16,810	Derwent London PLC (Office REITs)	393,298
188,290	Hammerson PLC (Retail REITs)	843,462

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
1,912,093	LondonMetric Property PLC (Industrial REITs)	$4,921,872
2,144,433	National Grid PLC (Multi-Utilities)	38,386,585
232,923	Pennon Group PLC (Water Utilities)	1,741,640
890,333	Primary Health Properties PLC (Health Care REITs)	1,132,727
145,218	Safestore Holdings PLC (Specialized REITs)	1,320,992
97,900	Severn Trent PLC (Water Utilities)	4,352,024
2,745,496	Tritax Big Box REIT PLC (Industrial REITs)	5,635,401
155,430	UNITE Group PLC (Residential REITs)	979,483

		63,960,684

United States – 58.1%
200,321	Agree Realty Corp. (Retail REITs)	15,446,752
34,895	Alexandria Real Estate Equities, Inc. (Health Care REITs)	1,413,596
50,921	Alliant Energy Corp. (Electric Utilities)	3,739,129
14,423	Ameren Corp. (Multi-Utilities)	1,639,174
263,076	American Healthcare REIT, Inc. (Health Care REITs)	13,358,999
201,407	American Homes 4 Rent Class A (Residential REITs)	6,412,799
167,973	American Tower Corp. (Specialized REITs)	30,690,347
32,503	American Water Works Co., Inc. (Water Utilities)	4,174,035
37,060	Americold Realty Trust, Inc. (Industrial REITs)	453,244
86,071	Atmos Energy Corp. (Gas Utilities)	16,351,769
24,767	AvalonBay Communities, Inc. (Residential REITs)	4,532,361
31,702	Black Hills Corp. (Multi-Utilities)	2,386,844
244,768	Brixmor Property Group, Inc. (Retail REITs)	7,365,069
42,400	Broadstone Net Lease, Inc. (Diversified REITs)	839,520
94,646	BXP, Inc. (Office REITs)	5,533,005
51,650	Camden Property Trust (Residential REITs)	5,424,283
357,783	CenterPoint Energy, Inc. (Multi-Utilities)	15,617,228
17,924	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	4,928,204
95,581	Consolidated Edison, Inc. (Multi-Utilities)	10,656,326
23,894	COPT Defense Properties (Office REITs)	746,687
141,324	Cousins Properties, Inc. (Office REITs)	3,619,308
191,962	Crown Castle, Inc. (Specialized REITs)	17,042,386
145,757	CSX Corp. (Ground Transportation)	6,621,740
35,120	CubeSmart (Specialized REITs)	1,421,658

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United States (continued)
362,692	Curbline Properties Corp. (Retail REITs)	$10,010,299
129,170	DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,317,534
100,722	Digital Realty Trust, Inc. (Specialized REITs)	20,239,079
79,500	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	11,765,205
28,163	DTE Energy Co. (Multi-Utilities)	4,272,045
14,243	EastGroup Properties, Inc. (Industrial REITs)	2,865,692
83,174	Empire State Realty Trust, Inc. Class A (Office REITs)	463,279
26,302	Entergy Corp. (Electric Utilities)	3,101,269
47,292	Equinix, Inc. (Specialized REITs)	51,209,196
81,972	Equity LifeStyle Properties, Inc. (Residential REITs)	5,188,008
99,464	Equity Residential (Residential REITs)	6,502,956
272,861	Essential Properties Realty Trust, Inc. (Diversified REITs)	8,576,021
14,013	Essex Property Trust, Inc. (Residential REITs)	3,688,362
35,190	Evergy, Inc. (Electric Utilities)	2,915,140
86,441	Eversource Energy (Electric Utilities)	6,111,379
253,213	Exelon Corp. (Electric Utilities)	11,645,266
140,045	Extra Space Storage, Inc. (Specialized REITs)	20,072,650
243,450	First Industrial Realty Trust, Inc. (Industrial REITs)	15,096,334
111,612	FrontView REIT, Inc. (Retail REITs)	1,975,532
43,480	Gaming & Leisure Properties, Inc. (Specialized REITs)	2,107,041
51,173	GFL Environmental, Inc. (Commercial Services & Supplies)	2,052,549
53,581	H2O America (Water Utilities)	3,010,716
118,830	Healthcare Realty Trust, Inc. (Health Care REITs)	2,222,121
123,167	Healthpeak Properties, Inc. (Health Care REITs)	1,991,610
3,471	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,124,847
149,440	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,157,667
3,778	Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	633,079
436,568	Independence Realty Trust, Inc. (Residential REITs)	7,120,424
198,158	Invitation Homes, Inc. (Residential REITs)	5,701,006
125,975	Iron Mountain, Inc. (Specialized REITs)	15,871,590
214,428	Janus Living, Inc. Class A-1* (Health Care REITs)	5,626,591

Shares	Description	Value

Common Stocks (continued)

United States (continued)
2,923	Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	$929,894
29,423	Kilroy Realty Corp. (Office REITs)	978,609
212,870	Kimco Realty Corp. (Retail REITs)	5,032,247
470,748	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	15,473,487
53,374	Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,697,522
176,760	Kite Realty Group Trust (Retail REITs)	4,624,042
9,150	Lineage, Inc. (Industrial REITs)	337,452
27,130	LXP Industrial Trust (Industrial REITs)	1,381,460
132,280	Macerich Co. (Retail REITs)	2,874,444
8,710	Mid-America Apartment Communities, Inc. (Residential REITs)	1,125,158
36,429	National Health Investors, Inc. (Health Care REITs)	2,801,754
296,797	National Healthcare Properties, Inc.* (Health Care REITs)	3,804,938
27,914	NextEra Energy, Inc. (Electric Utilities)	2,732,222
308,008	NiSource, Inc. (Multi-Utilities)	14,870,626
5,088	Norfolk Southern Corp. (Ground Transportation)	1,606,943
28,419	OGE Energy Corp. (Electric Utilities)	1,386,847
60,141	Omega Healthcare Investors, Inc. (Health Care REITs)	2,824,823
12,080	ONE Gas, Inc. (Gas Utilities)	1,077,778
88,071	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,143,045
1,266,635	PG&E Corp. (Electric Utilities)	21,051,474
282,014	Prologis, Inc. (Industrial REITs)	40,051,628
14,880	Public Storage (Specialized REITs)	4,500,456
61,140	Realty Income Corp. (Retail REITs)	3,927,634
104,857	Regency Centers Corp. (Retail REITs)	8,163,117
97,318	Rexford Industrial Realty, Inc. (Industrial REITs)	3,492,743
17,612	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	1,850,845
227,198	Sabra Health Care REIT, Inc. (Health Care REITs)	4,693,911
54,052	SBA Communications Corp. (Specialized REITs)	11,956,302
310,977	Sempra (Multi-Utilities)	29,580,132
92,131	Simon Property Group, Inc. (Retail REITs)	18,768,006
27,359	SL Green Realty Corp. (Office REITs)	1,160,295
95,295	Smartstop Self Storage REIT, Inc. (Specialized REITs)	2,999,887
23,412	Southwest Gas Holdings, Inc. (Gas Utilities)	2,201,899
47,865	Spire, Inc. (Gas Utilities)	4,364,331

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
243,351	Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	$2,389,707
122,117	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	31,760,189
14,142	Terreno Realty Corp. (Industrial REITs)	922,058
262,101	UDR, Inc. (Residential REITs)	9,524,750
194,564	Ventas, Inc. (Health Care REITs)	17,094,393
237,428	Venture Global, Inc. Class A (Oil, Gas & Consumable Fuels)	3,150,670
89,640	VICI Properties, Inc. (Specialized REITs)	2,617,488
107,610	Vornado Realty Trust (Office REITs)	3,216,463
34,303	Waste Connections, Inc. (Commercial Services & Supplies)	5,650,557
259,609	Welltower, Inc. (Health Care REITs)	56,423,420
657,136	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	50,146,048
57,827	Xcel Energy, Inc. (Electric Utilities)	4,796,750

		839,207,394

TOTAL COMMON STOCKS (Cost $1,123,385,398)		$1,402,007,539

Shares	Dividend Rate	Value

Investment Companies(b) –2.4%

Goldman Sachs Central Government Fund — Institutional Shares
8,536,343	3.691%	$8,536,343

Goldman Sachs Financial Square Government Fund — Institutional Shares
26,400,660	3.537	26,400,660

TOTAL INVESTMENT COMPANIES – 2.4%
(Cost $34,937,003)		$34,937,003

TOTAL INVESTMENTS – 99.4%
(Cost $1,158,322,401)		$1,436,944,542

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		8,080,990

NET ASSETS – 100.0%		$1,445,025,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2026

Sector	% of Total Market Value

Real Estate	53.3%

Utilities	20.1

Energy	15.4

Industrials	6.7

Investment Companies	2.4

Communication Services	0.9

Health Care	0.6

Information Technology	0.5

Consumer Discretionary	0.1

100.0%

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	CHF	26,613	USD	34,001	05/05/26	$ 78

	EUR	45,028	USD	52,593	05/04/26	264

	EUR	591,118	USD	693,104	05/05/26	824

	GBP	394,084	USD	535,091	05/05/26	1,157

	HKD	1,386,479	USD	176,990	05/05/26	60
	USD	163,086	JPY	25,500,127	05/07/26	107

TOTAL						$2,490

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	USD	311,762	GBP	229,473	05/05/26	$ (492)
	USD	551,185	JPY	88,000,000	05/01/26	(10,965)
	USD	122,604	SEK	1,141,484	05/04/26	(1,057)
	USD	103,639	SEK	957,635	05/05/26	(111)

TOTAL						$(12,625)

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	741	06/18/26	$28,876,770	$1,465,735

Currency Abbreviations:
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Assets and Liabilities April 30, 2026 (Unaudited)

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,366,603,755, $1,882,144,801 and $1,123,385,398, respectively)	$1,729,604,144	$1,861,730,381	$1,402,007,539
Investments in affiliated issuers, at value (cost $131,391,446, $128,189,284 and $34,937,003, respectively)	131,391,446	128,189,284	34,937,003
Purchased options, at value (premium paid $0, $43,678 and $0, respectively)	—	42,740	—
Cash	2,650,025	14,254,130	3,220,029
Foreign currencies, at value (cost $2,304,982, $9,336,680 and $0, respectively)	2,307,222	9,399,227	—
Unrealized gain on swap contracts	—	3,055,786	—
Unrealized gain on forward foreign currency exchange contracts	731,944	715,282	2,490
Variation margin on futures contracts	2,685,382	354,461	653,059
Receivables:
Investments sold on an extended-settlement basis	18,190,109	7,125,330	1,815,314
Collateral on certain derivative contracts(a)	16,625,684	6,250,030	2,271,514
Investments sold	14,889,540	35,110,248	46,227,488
Interest and dividends	2,446,005	24,292,232	2,220,876
Foreign tax reclaims	888,102	25,463	349,027
Due from broker	—	572,862	—
Fund shares sold	—	17,506,000	908,001
Upfront payments made on swap contracts	—	19,894,505	—
Other assets	14,689	15,556	7,313

Total assets	1,922,424,292	2,128,533,517	1,494,619,653

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	4,940,078	2,876,087	12,625
Foreign currency overdraft, at value (identified cost $0, $0 and $60,774, respectively)	—	—	55,193
Unrealized loss on swap contracts	—	127,223	—
Unrealized loss on unfunded loan commitment	—	2,015	—
Payables:
Fund shares redeemed	59,598,999	1,070,000	9,330,000
Investments purchased	35,569,206	64,783,668	28,895,113
Investments purchased on an extended-settlement basis	8,784,632	24,318,249	10,430,141
Foreign Capital Gains taxes	424,248	—	—
Management fees	194,957	273,120	271,820
Transfer Agency fees	15,332	16,398	11,802
Income distributions	—	40,965	—
Upfront payments received on swap contracts	—	21,243	—
Due to Custodian	—	14,136	—
Due to broker	—	23,308,958	22,872
Accrued expenses	1,041,269	1,118,439	564,555

Total liabilities	110,568,721	117,970,501	49,594,121

Net Assets:
Paid-in capital	1,350,855,192	2,202,807,696	1,161,867,704
Total distributable earnings (loss)	461,000,379	(192,244,680)	283,157,828

NET ASSETS	$1,811,855,571	$2,010,563,016	$1,445,025,532

Shares Outstanding $0.001 par value (unlimited number of shares authorized):	134,427,782	262,542,155	125,619,439
Net asset value, offering and redemption price per share:	$13.48	$7.66	$11.50

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps		Forwards

Multi-Manager Global Equity Fund	$9,605,684	$7,020,000	$	—
Multi-Manager Non-Core Fixed Income Fund	—	160,030		6,090,000
Multi-Manager Real Assets Strategy Fund	2,271,514	—		—

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Operations For the Six Months Ended April 30, 2026 (Unaudited)

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $703,910, $0 and $1,226,495, respectively)	$12,898,359	$1,641,151	$21,629,636

Dividends — affiliated issuers	2,345,881	3,038,244	692,217

Interest (net of foreign withholding taxes of $24, $0 and $0, respectively)	48,357	63,926,123	37,489

Total investment income	15,292,597	68,605,518	22,359,342

Expenses:

Management fees	9,053,617	8,390,466	6,778,621

Custody, accounting and administrative services	778,955	682,928	383,626

Transfer Agency fees	184,037	197,451	139,616

Professional fees	160,412	154,483	134,623

Registration fees	46,548	16,131	32,674

Printing and mailing costs	19,309	21,804	19,240

Trustee fees	14,943	14,994	14,432

Prime broker fees	8,174	1,630	—

Other	14,971	9,553	3,839

Total expenses	10,280,966	9,489,440	7,506,671

Less—expense reductions	(6,839,766)	(5,099,851)	(3,668,914)

Net expenses	3,441,200	4,389,589	3,837,757

NET INVESTMENT INCOME	11,851,397	64,215,929	18,521,585

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (Including the effects of foreign tax gains of $(101,761), $0, and $0, respectively, and commission recapture of $28,432, $0 and $5,870, respectively)	111,886,419	(7,430,710)	26,463,733

Unfunded loan commitments	—	475	—

Purchased options	—	(7,425)	—

Futures contracts	5,080,667	110,627	(2,066)

Swap contracts	—	91,480	—

Forward foreign currency exchange contracts	5,477,693	4,286,335	(34,647)

Foreign currency transactions	(218,440)	947,652	56,526

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $143,937, $(7,654) and $0, respectively)	7,606,124	(15,777,194)	140,793,270

Unfunded loan commitments	—	(3,934)	—

Purchased options	—	(938)	—

Futures contracts	4,170,545	—	2,260,113

Swap contracts	—	2,814,682	—

Forward foreign currency exchange contracts	(7,701,895)	(6,670,531)	(10,243)

Foreign currency translation	27,373	36,741	68,820

Net realized and unrealized gain (loss)	126,328,486	(21,602,740)	169,595,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,179,883	$42,613,189	$188,117,091

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets

	Multi-Manager Global Equity Fund		Multi-Manager Non-Core Fixed Income Fund

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income	$11,851,397	$21,173,828	$ 64,215,929	$ 112,410,758

Net realized gain (loss)	122,226,339	124,847,943	(2,001,566)	32,044,727

Net change in unrealized gain (loss)	4,102,147	136,768,809	(19,601,174)	8,405,328

Net increase in net assets resulting from operations	138,179,883	282,790,580	42,613,189	152,860,813

Distributions to shareholders:

From distributable earnings	(156,110,453)	(45,411,573)	(76,164,101)	(115,117,926)

From share transactions:

Proceeds from sales of shares	73,860,000	676,310,000	169,951,001	577,800,893

Reinvestment of distributions	156,110,453	45,411,573	76,126,242	115,153,819

Cost of shares redeemed	(348,960,464)	(324,922,977)	(235,644,587)	(322,270,062)

Net increase (decrease) in net assets resulting from share transactions	(118,990,011)	396,798,596	10,432,656	370,684,650

TOTAL INCREASE (DECREASE)	(136,920,581)	634,177,603	(23,118,256)	408,427,537

Net assets:

Beginning of period	1,948,776,152	1,314,598,549	2,033,681,272	1,625,253,735

End of period	$1,811,855,571	$1,948,776,152	$2,010,563,016	$2,033,681,272

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets (continued)

	Multi-Manager Real Assets Strategy Fund

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income	$18,521,585	$24,285,065

Net realized gain	26,483,546	29,410,001

Net change in unrealized gain (loss)	143,111,960	(4,700,663)

Net increase in net assets resulting from operations	188,117,091	48,994,403

Distributions to shareholders:

From distributable earnings	(56,871,580)	(27,001,459)

From share transactions:

Proceeds from sales of shares	167,612,000	584,592,000

Reinvestment of distributions	56,871,580	27,001,459

Cost of shares redeemed	(222,178,870)	(236,607,467)

Net increase in net assets resulting from share transactions	2,304,710	374,985,992

TOTAL INCREASE	133,550,221	396,978,936

Net assets:

Beginning of period	1,311,475,311	914,496,375

End of period	$1,445,025,532	$1,311,475,311

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager Global Equity Fund

	Class R6 Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.63		$11.80	$9.22	$9.09	$14.91	$10.64

Net investment income(a)	0.08		0.17	0.14	0.14	0.13	0.14

Net realized and unrealized gain (loss)	0.90		2.04	2.57	0.74	(2.39)	4.37

Total from investment operations	0.98		2.21	2.71	0.88	(2.26)	4.51

Distributions to shareholders from net investment income	(0.14)		(0.13)	(0.13)	(0.31)	(0.18)	(0.09)

Distributions to shareholders from net realized gains	(0.99)		(0.25)	—	(0.44)	(3.38)	(0.15)

Total distributions	(1.13)		(0.38)	(0.13)	(0.75)	(3.56)	(0.24)

Net asset value, end of period	$13.48		$13.63	$11.80	$9.22	$9.09	$14.91

Total return(b)	7.70%		19.19%	29.62%	10.10%	(19.61)%	42.93%

Net assets, end of period (in 000s)	$1,811,856		$1,948,776	$1,314,599	$761,470	$372,330	$526,397

Ratio of net expenses to average net assets	0.37	%(c)	0.43%	0.50%	0.53%	0.52%	0.51%

Ratio of total expenses to average net assets	1.12	%(c)	1.18%	1.25%	1.40%	1.48%	1.31%

Ratio of net investment income to average net assets	1.29	%(c)	1.35%	1.30%	1.43%	1.19%	1.07%

Portfolio turnover rate(d)	42%		86%	66%	60%	90%	83%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value (“NAV”) at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager Non-Core Fixed Income Fund

	Class R6 Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$7.79		$7.60	$7.26	$7.13	$8.91	$8.70

Net investment income(a)	0.25		0.53	0.56	0.56	0.43	0.43

Net realized and unrealized gain (loss)	(0.09)		0.21	0.36	0.14	(1.77)	0.22

Total from investment operations	0.16		0.74	0.92	0.70	(1.34)	0.65

Distributions to shareholders from net investment income	(0.29)		(0.55)	(0.58)	(0.55)	(0.24)	(0.41)

Distributions to shareholders from return of capital	—		—	—	(0.02)	(0.20)	(0.03)

Total distributions	(0.29)		(0.55)	(0.58)	(0.57)	(0.44)	(0.44)

Net asset value, end of period	$7.66		$7.79	$7.60	$7.26	$7.13	$8.91

Total return(b)	2.17%		10.11%	12.94%	9.89%	(15.42)%	7.47%

Net assets, end of period (in 000s)	$2,010,563		$2,033,681	$1,625,254	$1,070,675	$985,616	$1,425,079

Ratio of net expenses to average net assets	0.44	%(c)	0.55%	0.53%	0.57%	0.56%	0.55%

Ratio of total expenses to average net assets	0.96	%(c)	1.02%	1.00%	1.02%	1.02%	0.98%

Ratio of net investment income to average net assets	6.50	%(c)	7.01%	7.42%	7.47%	5.32%	4.69%

Portfolio turnover rate(d)	45%		146%	123%	101%	78%	96%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager Real Assets Strategy Fund

	Class R6 Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.54		$10.34	$8.21	$8.95	$11.76	$8.93

Net investment income(a)	0.14		0.26	0.27	0.23	0.20	0.22

Net realized and unrealized gain (loss)	1.27		0.27	2.08	(0.44)	(2.40)	2.76

Total from investment operations	1.41		0.53	2.35	(0.21)	(2.20)	2.98

Distributions to shareholders from net investment income	(0.25)		(0.33)	(0.22)	(0.11)	(0.35)	(0.15)

Distributions to shareholders from net realized gains	(0.20)		—	—	(0.42)	(0.26)	—

Total distributions	(0.45)		(0.33)	(0.22)	(0.53)	(0.61)	(0.15)

Net asset value, end of period	$11.50		$10.54	$10.34	$8.21	$8.95	$11.76

Total return(b)	13.90%		5.57%	28.99%	(2.88)%	(19.78)%	33.70%

Net assets, end of period (in 000s)	$1,445,026		$1,311,475	$914,496	$572,530	$415,219	$733,307

Ratio of net expenses to average net assets	0.55	%(c)	0.65%	0.69%	0.76%	0.74%	0.69%

Ratio of total expenses to average net assets	1.08	%(c)	1.15%	1.15%	1.22%	1.21%	1.16%

Ratio of net investment income to average net assets	2.65	%(c)	2.54%	2.82%	2.56%	1.87%	2.08%

Portfolio turnover rate(d)	45%		91%	85%	73%	104%	96%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements April 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Multi-Manager Global Equity Fund	Class R6	Diversified

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund	Class R6	Diversified

Goldman Sachs Multi-Manager Real Assets Strategy Fund	Class R6	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. As of April 30, 2026, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager Global Equity Fund with Axiom Investors LLC, Boston Partners Global Investors, Inc., Causeway Capital Management LLC, Diamond Hill Capital Management Inc., GW&K Investment Management, LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, Principal Global Investors, LLC, T. Rowe Price Associates, Inc., Vaughan Nelson Investment Management, L.P., LLC, WCM Investment Management, LLC and Wellington Management Company LLP; for the Multi-Manager Non-Core Fixed Income Fund with Ares Capital Management II LLC, Aristotle Pacific Capital, LLC, Brigade Capital Management, LP, Ninety One North America, Inc., RBC Global Asset Management (UK) Limited, doing business as RBC BlueBay Asset Management (formerly BlueBay Asset Management LLP) and RBC Global Asset Management (U.S.) Inc., doing business as RBC Global Asset Management; and for the Multi-Manager Real Assets Strategy Fund with CenterSquare Investment Management LLC, Cohen & Steers Capital Management, Inc., Principal Real Estate Investors, LLC, PGIM Real Estate, a business unit of PGIM, Inc., and RREEF America L.L.C. (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate

66

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/ or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Multi-Manager Global Equity Fund	Annually	Annually

Multi-Manager Non-Core Fixed Income Fund	Daily/Monthly	Annually

Multi-Manager Real Assets Strategy Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the

67

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2026:

MULTI-MANAGER GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$3,604,954	$1,453,321	$—

Asia	38,378,140	244,083,802	0

Australia and Oceania	—	7,076,480	—

Europe	22,883,706	240,352,850	—

North America	356,284,276	27,831,626	—

South America	9,376,915	104,173	—

Preferred Stocks	—	3,414,951	—

Exchange Traded Funds	774,758,950	—	—

Investment Companies	131,391,446	—	—

Total	$1,336,678,387	$524,317,203	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$731,944	$—

Futures Contracts	8,740,672	—	—

Total	$8,740,672	$731,944	$—

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(4,940,078)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER NON-CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,117,717,684	$5,474,585

Bank Loans	—	568,170,377	4,875,512

U.S. Treasury Obligations	83,973,166	—	—

Sovereign Debt Obligations	—	45,991,331	—

Asset-Backed Securities	—	27,990,918	—

Common Stock and/or Other Equity Investments(a)

Australia and Oceania	—	—	0

Europe	—	443,238	186,702

North America	224,587	3,752,530	2,841,250

Warrants	—	7,493	81,008

Unfunded Loan Commitments	—	3,189	—

Preferred Stocks	—	—	—

Investment Company	128,189,284	—	—

Total	$212,387,037	$1,764,076,760	$13,459,057

Liabilities

Unfunded Loan Commitments	$—	$(5,204)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$715,282	$—

Credit Default Swap Contracts(b)	—	3,055,786	—

Purchased Option Contracts	—	42,740	—

Total	$—	$3,813,808	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(2,876,087)	$—

Credit Default Swap Contracts	—	(127,223)	—

Total	$—	$(3,003,310)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER REAL ASSETS STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$31,994,057	$107,786,544	$—

Australia and Oceania	354,897	58,119,744	—

Europe	35,404,122	206,512,042	—

North America	954,560,625	—	—

South America	7,275,508	—	—

Investment Companies	34,937,003	—	—

Total	$1,064,526,212	$372,418,330	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$2,490	$—

Futures Contracts	1,465,735	—	—

Total	$1,465,735	$2,490	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(12,625)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager Global Equity Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$731,944		Payable for unrealized loss on forward foreign currency exchange contracts	$(4,940,078)

Equity	Variation margin on futures contracts	8,740,672	(a)	—	—

Total		$9,472,616			$(4,940,078)

Multi-Manager Non-Core Fixed Income Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Receivable for unrealized gain on swap contracts	$3,055,786	(a)	Payable for unrealized loss on swap contracts	$(127,223	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency contracts	715,282		Payable for unrealized loss on forward foreign currency contracts	(2,876,087)

Interest rate	Purchased option contracts	42,740		—	—

Total		$3,813,808			$(3,003,310)

Multi-Manager Real Assets Strategy Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$2,490		Payable for unrealized loss on forward foreign currency exchange contracts	$(12,625)

Equity	Variation margin on futures contracts	1,465,735	(a)	—	—

Total		$1,468,225			$(12,625)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $127,223 for the Non-Core Fixed Income Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

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4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager Global Equity Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$5,477,693	$(7,701,895)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	5,080,667	4,170,545

Total		$10,558,360	$(3,531,350)

Multi-Manager Non-Core Fixed Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$91,480	$2,814,682

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	4,286,335	(6,670,531)

Interest rate	Net realized gain (loss) from future contracts and purchased options/Net change in unrealized gain (loss) on purchased options	103,202	(938)

Total		$4,481,017	$(3,856,787)

Multi-Manager Real Assets Strategy Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(34,647)	$(10,243)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(2,066)	2,260,113

Total		$(36,713)	$2,249,870

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended April 30, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions

Multi-Manager Global Equity Fund	473	$607,373,441	$—	—	$—

Multi-Manager Non-Core Fixed Income Fund	97	348,240,847	226,011,347	7,041,898	2,500,000

Multi-Manager Real Assets Strategy Fund	760	1,874,204	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^*

Multi-Manager Global Equity Fund	1.03%	0.93%	0.89%	0.87%	0.84%	0.98%	0.27%

Multi-Manager Non-Core Fixed Income Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.33

Multi-Manager Real Assets Strategy Fund	1.00	0.90	0.86	0.84	0.82	0.97	0.44

*

GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Board of Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Funds invest in Institutional Shares and/or Class R6 Shares of the Goldman Sachs Financial Square Government Fund and Institutional Shares of Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest. For the six months ended April 30, 2026, GSAM waived $100,819, $132,481 and $30,179 of the Multi-Manager Global Equity, Multi-Manager Non-Core Fixed Income and Multi-Manager Real Assets Strategy Funds’ management fees, respectively.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the underlying managers. This arrangement will remain in effect at least through February 28, 2027. For the six months ended April 30, 2026, GSAM waived $6,631,296, $4,967,370 and $3,638,735 of the Multi-Manager Global Equity, Multi-Manager Non-Core Fixed Income and Multi-Manager Real Assets Strategy Funds’ management fees, respectively.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.02% of the average daily net assets of Class R6 Shares.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit each Fund’s “Total Annual Operating Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Total Annual Operating Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund are 0.75%, 0.70%, and 0.90%, respectively. In addition, GSAM has agreed to reduce or limit certain “Other Expenses” of the Multi-Manager Global Equity Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of its average daily net assets. The Total Annual Operating Expenses and Other Expense limitations will remain in place through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Multi-Manager Global Equity Fund	$6,732,115	$107,651	$6,839,766

Multi-Manager Non-Core Fixed Income Fund	5,099,851	—	5,099,851

Multi-Manager Real Assets Strategy Fund	3,668,914	—	3,668,914

D. Line of Credit Facility — As of April 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

E. Other Transactions with Affiliates — For the six months ended April 30, 2026, Goldman Sachs earned $874, $59, and $6,455 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund, respectively.

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2026:

Fund	Underlying Fund	Beginning Value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Multi-Manager Global Equity Fund	Goldman Sachs Central Government Fund — Institutional Shares	$—	$66,265,286	$(2,112,630)	$64,152,656	64,152,656	$50,749

	Goldman Sachs Financial Square Government Fund — Class R6	72,485,084	74,243,805	(146,728,889)	—	—	1,139,835

	Goldman Sachs Financial Square Government Fund — Institutional Shares	70,060,015	316,215,813	(319,037,038)	67,238,790	67,238,790	1,155,297

Multi-Manager Non-Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	229,107,242	778,573,713	(879,491,671)	128,189,284	128,189,284	3,038,244

Multi-Manager Real Assets Strategy Fund	Goldman Sachs Central Government Fund — Institutional Shares	—	9,435,342	(898,999)	8,536,343	8,536,343	2,672

	Goldman Sachs Financial Square Government Fund — Institutional Shares	49,665,718	255,921,137	(279,186,195)	26,400,660	26,400,660	689,545

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2026, were as follows:

Fund	Purchases of Government Securities	Purchases Excluding Government Securities	Sales of Government Securities	Sales Excluding Government Securities

Multi-Manager Global Equity Fund	$—	$716,904,972	$—	$830,283,120

Multi-Manager Non-Core Fixed Income Fund	22,267,517	787,992,261	1,611,966	832,230,830

Multi-Manager Real Assets Strategy Fund	—	609,423,247	—	637,238,219

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GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2025, the Funds’ capital loss carryforwards and timing differences were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Capital loss carryforwards:

Perpetual Short-Term	$ —	$(60,241,877)	$—

Perpetual Long-Term	—	(101,318,191)	—

Total capital loss carryforwards	—	(161,560,068)	—

Timing differences (Dividends Payable/Straddles)	$(39,483)	$(2,123,715)	$—

As of April 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Tax Cost	$1,536,112,800	$2,016,736,420	$1,189,952,826

Gross unrealized gain	388,677,709	22,586,309	287,880,999

Gross unrealized loss	(63,794,919)	(49,403,064)	(40,889,283)

Net unrealized gain (loss) on securities	$324,882,790	$(26,816,755)	$246,991,716

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, net mark to market gains (losses) on foreign currency contracts, partnership investments, and differences in the tax treatment of swap transactions, material modification of debt securities, market discount accretion and premium amortization and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and

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GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

8. OTHER RISKS (continued)

instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of

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8. OTHER RISKS (continued)

the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

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Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

8. OTHER RISKS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates or deteriorating market conditions may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, and have a claim on the assets of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Nevertheless, senior loans may become subordinated to other debt holders and creditors. Senior loans are usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

MAS Transactions Risk — MAS, a business unit within GSAM, currently provides investment advisory services to certain client accounts in respect of which it has discretionary authority to effect investment decisions, as well as client accounts in respect of which it provides investment advice but does not have the discretion to effect investment decisions without the specific instruction of the clients. It is currently expected that certain MAS client accounts will invest in the Fund. Investments by MAS client accounts in the Fund may be made at any time and from time to time, could be substantial and could represent a substantial proportion of a Fund’s capital. As a result of GSAM’s position as Investment Adviser to a Fund and the investment advisory services provided to client accounts through MAS, GSAM may possess information relating to the Fund and MAS client accounts that it would not otherwise possess. Discretionary client accounts advised by MAS may, to the extent permitted by applicable law, purchase and redeem shares from a Fund on the basis of such knowledge, and other shareholders of a Fund, including non-discretionary client accounts advised by MAS, will not be informed of such purchases or redemptions. Redemptions by discretionary client accounts advised by MAS could have an adverse effect on a Fund and its other shareholders, including non-discretionary client accounts advised by MAS. In addition, MAS may effect subscriptions to and full or partial redemptions from a Fund for discretionary client

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8. OTHER RISKS (continued)

accounts in advance of receiving directions from non-discretionary client accounts regarding such clients’ investments in a Fund, and non-discretionary client accounts may be adversely affected. See also “Large Shareholder Transactions Risk”.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager Global Equity Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	5,691,482	$73,860,000	54,084,353	$676,310,000

Reinvestment of distributions	12,210,450	156,110,453	3,819,433	45,411,573

Shares redeemed	(26,430,497)	(348,960,464)	(26,353,415)	(324,922,977)

NET INCREASE (DECREASE)	(8,528,565)	$(118,990,011)	31,550,371	$396,798,596

	Multi-Manager Non-Core Fixed Income Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	22,144,814	$169,951,001	74,585,685	$577,800,893

Reinvestment of distributions	9,893,881	76,126,242	15,089,498	115,153,819

Shares redeemed	(30,636,860)	(235,644,587)	(42,481,236)	(322,270,062)

NET INCREASE	1,401,835	$10,432,656	47,193,947	$370,684,650

	Multi-Manager Real Assets Strategy Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	15,632,330	$167,612,000	56,283,339	$584,592,000

Reinvestment of distributions	5,551,816	56,871,580	2,875,555	27,001,459

Shares redeemed	(19,993,845)	(222,178,870)	(23,172,538)	(236,607,467)

NET INCREASE	1,190,301	$2,304,710	35,986,356	$374,985,992

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GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statement Regarding Basis for Approval of Sub-Advisory Agreement (Unaudited)

Background

The Goldman Sachs Multi-Manager Global Equity Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. The Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the assets of the Fund among them, and overseeing their day-to-day management of Fund assets.

Upon the recommendation of the Investment Adviser, at a meeting held on April 22, 2026, the Trustees, including those Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and Diamond Hill Capital Management, Inc. (the “Sub-Adviser”) on behalf of the Fund. The Sub-Advisory Agreement was being considered in connection with the acquisition of the Diamond Hill Investment Group, Inc. (the parent company of the Sub-Adviser) by another entity (the “Transaction”), which was deemed to be a change of control of the Sub-Adviser and an “assignment” of the prior sub-advisory agreement between the Investment Adviser and the Sub-Adviser (the “Prior Sub-Advisory Agreement”), and resulted in the automatic termination of the Prior Sub-Advisory Agreement under the 1940 Act. In connection with their evaluation of the Sub-Advisory Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered, and were advised by their independent legal counsel.

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees present relied on the information provided by the Investment Adviser and the Sub-Adviser. The Trustees considered representations by the Investment Adviser and the Sub-Adviser that the Sub-Advisory Agreement would be substantially identical to the Prior Sub-Advisory Agreement and that the nature, extent, and quality of the services to be provided to the Fund under the Sub-Advisory Agreement would not change as a result of the Transaction. They also noted that the approval of the Sub-Advisory Agreement would ensure the uninterrupted provision of day-to-day investment management services to the Fund. The Trustees also took into account their review of relevant factors and the conclusions they made during the most recent approval of the Prior Sub-Advisory Agreement at the meeting held on June 17-18, 2025.

Costs of Services to be Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement and the proposed fee schedule and noted that they would be the same as those under the Prior Sub-Advisory Agreement and that compensation to the Sub-Adviser would continue to be paid by the Investment Adviser, not by the Fund.

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees present, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees to be paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement, and the terms thereof, should be approved.

85

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. SMACSAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Fund’s trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Goldman Sachs Multi-Manager Global Equity Fund’s statement regarding the basis for approval of its investment advisory contract with Diamond Hill Capital Management, Inc. is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust II

Date:	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust II

Date:	July 6, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	July 6, 2026